Schwab Strategic Trust
Schwab U.S. Broad Market ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 2.0%
Adient PLC *	51,451	989,403
American Axle & Manufacturing Holdings, Inc. *	67,200	444,192
Aptiv PLC *	150,209	8,341,106
Autoliv, Inc.	41,708	4,134,097
BorgWarner, Inc.	128,354	4,405,109
Dana, Inc.	73,116	731,160
Dorman Products, Inc. *	15,339	2,147,153
Ford Motor Co.	2,206,745	24,561,072
Fox Factory Holding Corp. *	23,427	760,909
Garrett Motion, Inc. *	65,141	552,396
General Motors Co.	635,443	35,324,276
Gentex Corp.	131,684	4,024,263
Gentherm, Inc. *	18,964	798,384
Goodyear Tire & Rubber Co. *	162,256	1,742,629
Harley-Davidson, Inc.	66,965	2,252,033
Holley, Inc. *	30,786	87,432
LCI Industries	14,021	1,693,877
Lear Corp.	31,761	3,107,496
Lucid Group, Inc. *(a)	642,498	1,400,646
Luminar Technologies, Inc. *(a)	11,669	103,621
Mobileye Global, Inc., Class A *	60,739	1,096,339
Modine Manufacturing Co. *	29,683	4,030,655
Patrick Industries, Inc.	13,066	1,755,940
Phinia, Inc.	25,692	1,440,807
QuantumScape Corp. *	202,299	1,058,024
Rivian Automotive, Inc., Class A *	404,438	4,946,277
Solid Power, Inc. *	42,045	48,772
Standard Motor Products, Inc.	10,195	335,212
Stoneridge, Inc. *	14,197	97,391
Tesla, Inc. *	1,571,794	542,520,417
Thor Industries, Inc.	30,092	3,358,267
Visteon Corp. *	15,436	1,441,259
Winnebago Industries, Inc.	16,587	971,003
XPEL, Inc. *	12,291	534,659
		661,236,276

Banks 3.9%
1st Source Corp.	9,726	631,120
Amalgamated Financial Corp.	12,143	432,655
Amerant Bancorp, Inc.	23,650	588,175
Ameris Bancorp	36,580	2,570,842
Arrow Financial Corp.	9,966	328,679
Associated Banc-Corp.	92,100	2,458,149
Atlantic Union Bankshares Corp.	50,629	2,148,188
Axos Financial, Inc. *	31,735	2,629,245
Banc of California, Inc.	83,334	1,435,845
BancFirst Corp.	11,584	1,462,828
Bancorp, Inc. *	27,913	1,630,957
Bank First Corp.	4,538	484,976
Bank of America Corp.	3,824,114	181,683,656
Bank of Hawaii Corp.	22,289	1,760,385
Bank of Marin Bancorp	7,905	199,838
Bank OZK	59,815	2,988,956
BankUnited, Inc.	42,203	1,775,480
Banner Corp.	19,245	1,435,485
SECURITY	NUMBER OF SHARES	VALUE ($)
Berkshire Hills Bancorp, Inc.	24,095	734,416
BOK Financial Corp.	12,792	1,520,585
Brookline Bancorp, Inc.	49,373	621,606
Burke & Herbert Financial Services Corp.	7,558	523,618
Business First Bancshares, Inc.	14,412	410,742
Byline Bancorp, Inc.	13,331	418,860
Cadence Bank	104,918	4,006,818
Camden National Corp.	7,417	349,415
Capitol Federal Financial, Inc.	71,703	478,976
Cathay General Bancorp	40,369	2,099,592
Central Pacific Financial Corp.	14,712	469,607
Citigroup, Inc.	1,080,223	76,555,404
Citizens Financial Group, Inc.	253,480	12,202,527
Citizens Financial Services, Inc.	2,244	158,449
City Holding Co.	7,825	1,027,579
Coastal Financial Corp. *	6,877	526,434
Columbia Banking System, Inc.	118,337	3,669,630
Columbia Financial, Inc. *	18,040	328,869
Comerica, Inc.	73,995	5,346,139
Commerce Bancshares, Inc.	66,891	4,933,211
Community Financial System, Inc.	30,568	2,116,223
Community Trust Bancorp, Inc.	8,318	490,596
ConnectOne Bancorp, Inc.	20,543	564,932
CrossFirst Bankshares, Inc. *	22,176	383,867
Cullen/Frost Bankers, Inc.	36,003	5,062,742
Customers Bancorp, Inc. *	15,600	880,620
CVB Financial Corp.	73,695	1,725,937
Dime Community Bancshares, Inc.	18,896	677,988
Eagle Bancorp, Inc.	17,229	505,843
East West Bancorp, Inc.	78,834	8,646,513
Eastern Bankshares, Inc.	110,418	2,058,192
Enterprise Financial Services Corp.	20,639	1,250,517
Equity Bancshares, Inc., Class A	7,993	383,584
FB Financial Corp.	19,167	1,081,977
Fifth Third Bancorp	381,456	18,332,775
Financial Institutions, Inc.	7,751	210,517
First BanCorp	93,418	1,931,884
First Bancorp/Southern Pines NC	22,880	1,082,224
First Bancshares, Inc.	15,622	580,201
First Busey Corp.	28,508	760,879
First Citizens BancShares, Inc., Class A	6,800	15,606,000
First Commonwealth Financial Corp.	58,335	1,098,448
First Community Bankshares, Inc.	9,732	449,326
First Financial Bancorp	52,825	1,559,922
First Financial Bankshares, Inc.	73,316	3,055,811
First Financial Corp.	5,687	277,753
First Foundation, Inc.	28,962	230,248
First Hawaiian, Inc.	71,975	1,987,230
First Horizon Corp.	305,752	6,460,540
First Interstate BancSystem, Inc., Class A	50,423	1,763,292
First Merchants Corp.	33,387	1,460,681
First Mid Bancshares, Inc.	13,243	556,338
First of Long Island Corp.	10,963	158,635
Firstsun Capital Bancorp *	5,903	227,738
Five Star Bancorp	10,105	332,960
Flagstar Financial, Inc.	170,084	2,035,905
Flushing Financial Corp.	14,896	264,255
FNB Corp.	204,281	3,503,419

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fulton Financial Corp.	102,563	2,213,310
German American Bancorp, Inc.	15,475	696,065
Glacier Bancorp, Inc.	63,305	3,664,726
Great Southern Bancorp, Inc.	4,752	304,461
Hancock Whitney Corp.	48,334	2,870,073
Hanmi Financial Corp.	15,737	416,244
HarborOne Bancorp, Inc.	22,917	295,171
HBT Financial, Inc.	6,770	162,142
Heartland Financial USA, Inc.	24,428	1,650,600
Heritage Commerce Corp.	32,381	343,886
Heritage Financial Corp.	19,785	523,313
Hilltop Holdings, Inc.	25,035	792,358
Home BancShares, Inc.	106,175	3,372,118
HomeStreet, Inc. *	10,182	120,962
HomeTrust Bancshares, Inc.	8,573	317,973
Hope Bancorp, Inc.	68,833	937,505
Horizon Bancorp, Inc.	22,694	415,073
Huntington Bancshares, Inc.	824,239	14,844,544
Independent Bank Corp, MI	12,311	463,263
Independent Bank Corp.	24,229	1,753,937
Independent Bank Group, Inc.	20,771	1,389,995
International Bancshares Corp.	30,350	2,219,495
JPMorgan Chase & Co.	1,612,020	402,553,634
Kearny Financial Corp.	40,543	321,101
KeyCorp	528,020	10,285,830
Lakeland Financial Corp.	14,570	1,070,312
Live Oak Bancshares, Inc.	19,301	914,867
M&T Bank Corp.	94,462	20,780,695
Mercantile Bank Corp.	7,839	392,342
Metrocity Bankshares, Inc.	8,494	291,684
Midland States Bancorp, Inc.	11,502	308,829
National Bank Holdings Corp., Class A	20,859	995,809
NB Bancorp, Inc. *	21,592	434,863
NBT Bancorp, Inc.	26,185	1,312,392
Nicolet Bankshares, Inc.	7,252	807,873
Northfield Bancorp, Inc.	23,206	310,496
Northwest Bancshares, Inc.	71,731	1,053,011
OceanFirst Financial Corp.	33,766	698,281
OFG Bancorp	25,842	1,173,744
Old National Bancorp	178,137	4,125,653
Old Second Bancorp, Inc.	22,292	414,631
Origin Bancorp, Inc.	16,455	565,394
Orrstown Financial Services, Inc.	11,541	455,869
Pacific Premier Bancorp, Inc.	54,130	1,537,292
Park National Corp.	7,876	1,499,275
Pathward Financial, Inc.	14,340	1,202,839
Peapack-Gladstone Financial Corp.	7,818	282,543
Peoples Bancorp, Inc.	18,127	635,895
Pinnacle Financial Partners, Inc.	43,187	5,489,500
PNC Financial Services Group, Inc.	225,244	48,364,392
Popular, Inc.	40,294	4,003,612
Preferred Bank	6,654	627,672
Premier Financial Corp.	19,104	529,372
Prosperity Bancshares, Inc.	53,304	4,463,144
Provident Financial Services, Inc.	70,963	1,498,739
QCR Holdings, Inc.	9,564	880,940
Regions Financial Corp.	519,891	14,172,229
Renasant Corp.	35,606	1,339,498
Republic Bancorp, Inc., Class A	4,756	362,764
S&T Bancorp, Inc.	21,032	899,959
Sandy Spring Bancorp, Inc.	24,496	923,009
Seacoast Banking Corp. of Florida	47,955	1,436,732
ServisFirst Bancshares, Inc.	28,147	2,695,920
Simmons First National Corp., Class A	72,315	1,768,825
Southern Missouri Bancorp, Inc.	5,612	368,428
Southside Bancshares, Inc.	16,445	577,548
SouthState Corp.	42,481	4,702,222
SECURITY	NUMBER OF SHARES	VALUE ($)
Stellar Bancorp, Inc.	25,611	794,197
Stock Yards Bancorp, Inc.	14,138	1,076,185
Synovus Financial Corp.	82,137	4,687,559
Texas Capital Bancshares, Inc. *	26,772	2,367,983
TFS Financial Corp.	25,595	361,913
Tompkins Financial Corp.	6,406	488,842
Towne Bank	38,784	1,420,658
TriCo Bancshares	18,852	911,306
Triumph Financial, Inc. *	11,908	1,275,228
Truist Financial Corp.	756,149	36,053,184
TrustCo Bank Corp.	10,097	376,012
Trustmark Corp.	34,878	1,364,079
U.S. Bancorp	883,269	47,069,405
UMB Financial Corp.	24,709	3,100,732
United Bankshares, Inc.	76,274	3,224,102
United Community Banks, Inc.	67,404	2,278,929
Univest Financial Corp.	16,289	517,339
Valley National Bancorp	265,484	2,824,750
Veritex Holdings, Inc.	30,364	923,369
WaFd, Inc.	46,821	1,712,712
Washington Trust Bancorp, Inc.	8,591	319,070
Webster Financial Corp.	96,888	5,985,741
Wells Fargo & Co.	1,927,942	146,851,342
WesBanco, Inc.	33,017	1,166,821
Westamerica BanCorp	14,841	849,350
Western Alliance Bancorp	61,303	5,738,574
Wintrust Financial Corp.	37,736	5,207,945
WSFS Financial Corp.	34,638	2,078,973
Zions Bancorp NA	83,663	5,063,285
		1,288,170,906

Capital Goods 6.7%
3D Systems Corp. *	52,390	155,598
3M Co.	311,347	41,574,165
A.O. Smith Corp.	66,903	4,983,604
AAON, Inc.	38,328	5,225,640
AAR Corp. *	20,176	1,402,636
Acuity Brands, Inc.	17,344	5,562,047
Advanced Drainage Systems, Inc.	40,171	5,434,735
AECOM	75,626	8,845,973
AeroVironment, Inc. *	15,664	3,046,648
AGCO Corp.	34,747	3,516,744
Air Lease Corp.	58,579	2,981,671
AirJoule Technologies Corp. *(a)	8,000	61,040
Alamo Group, Inc.	5,704	1,140,515
Albany International Corp., Class A	17,106	1,418,087
Allegion PLC	49,556	6,979,467
Allison Transmission Holdings, Inc.	49,492	5,864,802
Ameresco, Inc., Class A *	18,852	531,061
American Superconductor Corp. *	21,936	747,140
American Woodmark Corp. *	9,642	875,301
AMETEK, Inc.	131,268	25,515,874
API Group Corp. *	135,881	5,133,584
Apogee Enterprises, Inc.	11,954	1,006,646
Applied Industrial Technologies, Inc.	21,698	5,960,875
Archer Aviation, Inc., Class A *(a)	110,188	1,054,499
Arcosa, Inc.	27,463	2,983,580
Argan, Inc.	7,046	1,098,753
Armstrong World Industries, Inc.	24,840	3,970,177
Array Technologies, Inc. *	94,905	636,813
Astec Industries, Inc.	13,148	507,644
Atkore, Inc.	20,882	1,969,381
Atmus Filtration Technologies, Inc.	46,998	2,034,543
Axon Enterprise, Inc. *	40,631	26,286,632
AZEK Co., Inc. *	81,630	4,336,186
AZZ, Inc.	16,290	1,517,251
Barnes Group, Inc.	24,226	1,134,746
Beacon Roofing Supply, Inc. *	35,547	4,017,522

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Blink Charging Co. *(a)	34,798	55,329
Bloom Energy Corp., Class A *(a)	119,043	3,267,730
Blue Bird Corp. *	18,273	742,797
BlueLinx Holdings, Inc. *	4,759	598,206
Boeing Co. *	413,436	64,264,492
Boise Cascade Co.	22,306	3,292,366
Builders FirstSource, Inc. *	65,939	12,295,645
BWX Technologies, Inc.	51,720	6,767,562
Cadre Holdings, Inc.	15,098	504,122
Carlisle Cos., Inc.	25,947	11,849,995
Carrier Global Corp.	475,583	36,795,857
Caterpillar, Inc.	274,401	111,436,990
Centuri Holdings, Inc. *(a)	9,618	190,533
ChargePoint Holdings, Inc. *(a)	253,798	309,634
Chart Industries, Inc. *	24,078	4,653,073
CNH Industrial NV	497,018	6,242,546
Columbus McKinnon Corp.	15,688	616,382
Comfort Systems USA, Inc.	20,022	9,876,252
Construction Partners, Inc., Class A *	25,729	2,614,324
Core & Main, Inc., Class A *	109,694	5,325,644
Crane Co.	27,707	5,044,891
CSW Industrials, Inc.	9,429	3,982,715
Cummins, Inc.	77,417	29,034,472
Curtiss-Wright Corp.	21,794	8,142,892
Custom Truck One Source, Inc. *	36,419	217,786
Deere & Co.	145,222	67,658,930
Desktop Metal, Inc., Class A *(a)	13,839	57,570
Distribution Solutions Group, Inc. *	5,809	227,219
DNOW, Inc. *	58,462	879,853
Donaldson Co., Inc.	68,312	5,331,752
Douglas Dynamics, Inc.	12,323	319,042
Dover Corp.	77,727	16,003,989
Ducommun, Inc. *	7,304	489,368
DXP Enterprises, Inc. *	7,607	557,365
Dycom Industries, Inc. *	16,640	3,014,502
Eaton Corp. PLC	225,327	84,592,262
EMCOR Group, Inc.	26,486	13,511,038
Emerson Electric Co.	324,835	43,073,121
Energy Recovery, Inc. *	32,525	506,089
Enerpac Tool Group Corp.	31,728	1,531,193
EnerSys	22,769	2,200,852
Enovix Corp. *(a)	77,876	720,353
Enpro, Inc.	11,544	2,182,970
Esab Corp.	32,365	4,177,674
ESCO Technologies, Inc.	14,456	2,145,415
Eve Holding, Inc. *(a)	16,872	70,694
Everus Construction Group, Inc. *	28,505	1,814,628
Fastenal Co.	324,664	27,128,924
Federal Signal Corp.	34,497	3,360,353
Ferguson Enterprises, Inc.	114,086	24,634,590
Flowserve Corp.	73,866	4,507,303
Fluence Energy, Inc. *	32,587	612,961
Fluor Corp. *	98,123	5,507,644
Fortive Corp.	198,715	15,764,061
Fortune Brands Innovations, Inc.	69,681	5,456,022
Franklin Electric Co., Inc.	22,478	2,434,367
FTAI Aviation Ltd.	58,303	9,842,712
FuelCell Energy, Inc. *(a)	10,814	128,362
Gates Industrial Corp. PLC *	128,455	2,846,563
GATX Corp.	19,914	3,269,082
GE Vernova, Inc. *	155,582	51,983,058
Generac Holdings, Inc. *	33,910	6,381,862
General Dynamics Corp.	146,180	41,516,582
General Electric Co.	614,305	111,901,799
Gibraltar Industries, Inc. *	16,482	1,193,956
Global Industrial Co.	7,498	211,819
GMS, Inc. *	22,720	2,279,952
Gorman-Rupp Co.	13,517	575,824
Graco, Inc.	95,913	8,735,756
SECURITY	NUMBER OF SHARES	VALUE ($)
GrafTech International Ltd. *	86,183	168,919
Granite Construction, Inc.	24,589	2,443,409
Great Lakes Dredge & Dock Corp. *	35,791	452,040
Greenbrier Cos., Inc.	17,524	1,191,632
Griffon Corp.	23,977	2,021,261
H&E Equipment Services, Inc.	19,186	1,146,172
Hayward Holdings, Inc. *	81,448	1,316,200
HEICO Corp.	55,490	15,169,301
Helios Technologies, Inc.	18,111	947,568
Herc Holdings, Inc.	15,736	3,650,752
Hexcel Corp.	46,220	2,929,886
Hillenbrand, Inc.	39,333	1,338,502
Hillman Solutions Corp. *	109,285	1,245,849
Honeywell International, Inc.	369,388	86,041,547
Howmet Aerospace, Inc.	231,318	27,383,425
Hubbell, Inc.	30,242	13,914,042
Huntington Ingalls Industries, Inc.	22,544	4,461,908
Hyliion Holdings Corp. *	72,383	267,093
Hyster-Yale, Inc.	5,890	331,254
IDEX Corp.	42,904	9,894,950
IES Holdings, Inc. *	4,674	1,448,262
Illinois Tool Works, Inc.	153,279	42,537,988
Ingersoll Rand, Inc.	228,740	23,827,846
Insteel Industries, Inc.	11,550	340,494
ITT, Inc.	46,163	7,206,968
Janus International Group, Inc. *	84,820	634,454
JELD-WEN Holding, Inc. *	47,705	519,507
John Bean Technologies Corp.	17,593	2,217,070
Johnson Controls International PLC	377,654	31,670,064
Kadant, Inc.	6,759	2,790,048
Kennametal, Inc.	45,780	1,313,886
Kratos Defense & Security Solutions, Inc. *	82,401	2,232,243
L3Harris Technologies, Inc.	107,472	26,464,980
Lennox International, Inc.	18,172	12,123,086
Leonardo DRS, Inc. *	44,466	1,546,083
Limbach Holdings, Inc. *	5,702	567,292
Lincoln Electric Holdings, Inc.	32,320	7,061,274
Lindsay Corp.	5,967	792,239
Loar Holdings, Inc. *	7,485	689,219
Lockheed Martin Corp.	119,989	63,523,376
Manitowoc Co., Inc. *	19,950	212,069
Masco Corp.	123,218	9,926,442
MasTec, Inc. *	34,211	4,928,437
Masterbrand, Inc. *	72,189	1,248,870
McGrath RentCorp	13,525	1,648,021
Mercury Systems, Inc. *	29,154	1,199,104
Middleby Corp. *	30,417	4,361,494
Miller Industries, Inc.	6,716	494,432
Moog, Inc., Class A	16,469	3,644,096
MRC Global, Inc. *	46,077	643,696
MSC Industrial Direct Co., Inc., Class A	25,213	2,165,292
Mueller Industries, Inc.	64,624	5,219,680
Mueller Water Products, Inc., Class A	88,465	2,215,164
MYR Group, Inc. *	9,530	1,504,787
National Presto Industries, Inc.	2,567	204,641
Net Power, Inc. *	26,264	336,442
NEXTracker, Inc., Class A *	81,979	3,128,319
Nordson Corp.	30,841	8,049,193
Northrop Grumman Corp.	77,794	38,091,832
NuScale Power Corp. *(a)	49,882	1,479,001
nVent Electric PLC	92,969	7,280,402
Omega Flex, Inc.	1,630	80,555
Oshkosh Corp.	36,715	4,171,191
Otis Worldwide Corp.	226,289	23,303,241
Owens Corning	49,373	10,152,076
PACCAR, Inc.	297,065	34,756,605
Parker-Hannifin Corp.	72,699	51,100,127

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pentair PLC	93,882	10,232,199
Plug Power, Inc. *(a)	506,347	1,134,217
Powell Industries, Inc.	5,463	1,460,697
Preformed Line Products Co.	1,518	206,478
Primoris Services Corp.	29,933	2,505,691
Proto Labs, Inc. *	15,117	622,669
Quanex Building Products Corp.	25,093	746,768
Quanta Services, Inc.	83,285	28,693,348
RBC Bearings, Inc. *	16,476	5,521,272
Regal Rexnord Corp.	37,470	6,471,444
Resideo Technologies, Inc. *	84,344	2,292,470
REV Group, Inc.	30,640	950,453
Rocket Lab USA, Inc. *	198,117	5,404,632
Rockwell Automation, Inc.	64,388	19,003,474
RTX Corp.	752,813	91,715,208
Rush Enterprises, Inc., Class A	39,741	2,461,955
Sensata Technologies Holding PLC	86,602	2,783,388
SES AI Corp. *	122,917	43,046
Shoals Technologies Group, Inc., Class A *	96,294	502,655
Shyft Group, Inc.	18,925	266,842
Simpson Manufacturing Co., Inc.	23,759	4,476,196
SiteOne Landscape Supply, Inc. *	25,023	3,834,775
Snap-on, Inc.	29,987	11,085,894
Spirit AeroSystems Holdings, Inc., Class A *	64,217	2,078,062
SPX Technologies, Inc. *	26,243	4,630,315
Standex International Corp.	6,234	1,295,986
Stanley Black & Decker, Inc.	86,543	7,741,271
Sterling Infrastructure, Inc. *	17,715	3,444,682
Sunrun, Inc. *	125,706	1,449,390
Symbotic, Inc. *(a)	19,209	516,722
Tecnoglass, Inc.	13,449	1,090,041
Tennant Co.	10,652	941,317
Terex Corp.	38,132	2,089,252
Textron, Inc.	106,370	9,108,463
Thermon Group Holdings, Inc. *	19,374	611,443
Timken Co.	36,850	2,854,032
Titan International, Inc. *	30,079	220,178
Titan Machinery, Inc. *	11,148	172,237
Toro Co.	58,817	5,121,784
TPI Composites, Inc. *	33,581	68,505
Trane Technologies PLC	127,669	53,138,391
Transcat, Inc. *	5,385	564,833
TransDigm Group, Inc.	31,789	39,830,663
Trex Co., Inc. *	61,553	4,618,322
Trinity Industries, Inc.	45,018	1,697,179
Triumph Group, Inc. *	48,560	934,780
Tutor Perini Corp. *	23,563	640,442
UFP Industries, Inc.	34,583	4,699,830
United Rentals, Inc.	37,670	32,622,220
V2X, Inc. *	6,919	416,870
Valmont Industries, Inc.	11,145	3,876,900
Vertiv Holdings Co.	212,581	27,125,336
Vicor Corp. *	12,667	674,011
Virgin Galactic Holdings, Inc. *(a)	7,915	57,780
Wabash National Corp.	26,259	520,716
Watsco, Inc.	19,615	10,819,634
Watts Water Technologies, Inc., Class A	15,152	3,269,650
WESCO International, Inc.	25,185	5,328,390
Westinghouse Air Brake Technologies Corp.	99,111	19,883,649
Willis Lease Finance Corp.	1,548	337,572
WillScot Holdings Corp. *	105,334	4,027,972
Woodward, Inc.	33,806	6,095,898
WW Grainger, Inc.	25,137	30,298,632
Xometry, Inc., Class A *	23,097	717,162
SECURITY	NUMBER OF SHARES	VALUE ($)
Xylem, Inc.	137,532	17,432,181
Zurn Elkay Water Solutions Corp.	81,050	3,227,411
		2,245,046,419

Commercial & Professional Services 1.6%
ABM Industries, Inc.	34,151	1,952,413
ACCO Brands Corp.	58,215	338,811
ACV Auctions, Inc., Class A *	87,413	1,977,282
Alight, Inc., Class A *	259,607	2,076,856
Amentum Holdings, Inc. *	70,681	1,721,082
Automatic Data Processing, Inc.	231,062	70,919,860
Barrett Business Services, Inc.	13,459	577,526
BlackSky Technology, Inc. *	7,546	88,137
Booz Allen Hamilton Holding Corp., Class A	74,102	10,980,434
Brady Corp., Class A	25,271	1,892,545
BrightView Holdings, Inc. *	32,114	549,149
Brink's Co.	24,107	2,331,388
Broadridge Financial Solutions, Inc.	65,918	15,557,966
CACI International, Inc., Class A *	12,639	5,812,423
Casella Waste Systems, Inc., Class A *	34,790	3,938,576
CBIZ, Inc. *	27,019	2,231,229
CECO Environmental Corp. *	16,376	524,851
Cimpress PLC *	8,762	703,589
Cintas Corp.	194,224	43,853,837
Clarivate PLC *	265,367	1,520,553
Clean Harbors, Inc. *	28,469	7,404,502
Concentrix Corp.	26,719	1,201,019
Conduent, Inc. *	101,649	379,151
Copart, Inc. *	496,480	31,471,867
CoreCivic, Inc. *	64,140	1,432,246
CRA International, Inc.	3,642	710,299
CSG Systems International, Inc.	16,628	911,381
Dayforce, Inc. *	89,361	7,147,986
Deluxe Corp.	24,967	578,485
Driven Brands Holdings, Inc. *	33,781	569,210
Dun & Bradstreet Holdings, Inc.	176,226	2,238,070
Ennis, Inc.	14,809	315,876
Enviri Corp. *	48,249	357,043
Equifax, Inc.	70,042	18,320,186
ExlService Holdings, Inc. *	90,043	4,174,393
Exponent, Inc.	28,736	2,836,531
First Advantage Corp. *	28,179	541,882
FiscalNote Holdings, Inc. *	41,373	36,193
Forrester Research, Inc. *	6,590	113,678
Franklin Covey Co. *	6,805	247,566
FTI Consulting, Inc. *	19,961	4,042,502
Genpact Ltd.	92,128	4,252,628
GEO Group, Inc. *	79,878	2,277,322
Healthcare Services Group, Inc. *	41,461	511,629
Heidrick & Struggles International, Inc.	11,436	527,657
HNI Corp.	25,962	1,470,747
Huron Consulting Group, Inc. *	9,000	1,105,290
ICF International, Inc.	10,618	1,471,336
Insperity, Inc.	20,063	1,581,968
Interface, Inc.	31,139	826,740
Jacobs Solutions, Inc.	70,681	9,982,278
KBR, Inc.	76,165	4,633,117
Kelly Services, Inc., Class A	20,040	293,586
Kforce, Inc.	11,106	666,249
Korn Ferry	29,406	2,303,666
LanzaTech Global, Inc. *(a)	49,893	61,867
Legalzoom.com, Inc. *	68,218	540,969
Leidos Holdings, Inc.	76,433	12,642,018
Liquidity Services, Inc. *	12,128	310,113
ManpowerGroup, Inc.	27,062	1,741,981

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Matthews International Corp., Class A	16,840	507,894
Maximus, Inc.	34,013	2,533,968
MillerKnoll, Inc.	37,433	941,066
Montrose Environmental Group, Inc. *	19,062	358,747
MSA Safety, Inc.	22,364	3,887,087
NV5 Global, Inc. *	32,777	713,228
OPENLANE, Inc. *	63,141	1,275,448
Parsons Corp. *	26,386	2,530,681
Paychex, Inc.	181,663	26,571,847
Paycom Software, Inc.	27,235	6,316,341
Paycor HCM, Inc. *	46,886	846,761
Paylocity Holding Corp. *	24,715	5,129,351
Pitney Bowes, Inc.	96,827	780,426
Planet Labs PBC *	115,122	452,429
RB Global, Inc.	104,699	10,235,374
Republic Services, Inc.	116,279	25,383,706
Resources Connection, Inc.	17,738	149,709
Robert Half, Inc.	58,862	4,391,694
Rollins, Inc.	158,380	7,971,265
Science Applications International Corp.	28,980	3,600,765
SS&C Technologies Holdings, Inc.	120,426	9,313,747
Steelcase, Inc., Class A	53,540	721,184
Tetra Tech, Inc.	150,352	6,241,112
TransUnion	110,285	11,193,927
TriNet Group, Inc.	17,414	1,626,990
TrueBlue, Inc. *	16,964	127,569
UL Solutions, Inc., Class A	33,557	1,803,018
UniFirst Corp.	8,119	1,630,864
Upwork, Inc. *	69,435	1,178,312
Veralto Corp.	139,877	15,133,293
Verisk Analytics, Inc.	81,154	23,876,318
Verra Mobility Corp. *	95,466	2,258,726
Vestis Corp.	63,000	1,013,040
Viad Corp. *	11,440	511,597
VSE Corp.	9,098	1,066,831
Waste Management, Inc.	207,627	47,384,634
		531,438,683

Consumer Discretionary Distribution & Retail 5.5%
1-800-Flowers.com, Inc., Class A *	17,488	142,177
Abercrombie & Fitch Co., Class A *	28,771	4,306,731
Academy Sports & Outdoors, Inc.	41,529	2,045,303
Advance Auto Parts, Inc.	33,337	1,378,485
A-Mark Precious Metals, Inc.	9,773	296,122
Amazon.com, Inc. *	5,290,811	1,099,906,699
American Eagle Outfitters, Inc.	100,966	1,942,586
America's Car-Mart, Inc. *	3,259	150,435
Arhaus, Inc.	30,107	298,963
Arko Corp.	42,751	306,097
Asbury Automotive Group, Inc. *	11,380	2,956,865
AutoNation, Inc. *	14,751	2,638,806
AutoZone, Inc. *	9,673	30,658,960
BARK, Inc. *	54,139	116,940
Bath & Body Works, Inc.	126,476	4,583,490
Best Buy Co., Inc.	112,273	10,104,570
Beyond, Inc. *	25,842	162,546
Boot Barn Holdings, Inc. *	17,929	2,458,783
Buckle, Inc.	16,360	852,192
Burlington Stores, Inc. *	35,560	10,023,653
Caleres, Inc.	20,335	631,809
Camping World Holdings, Inc., Class A	33,794	825,925
CarMax, Inc. *	87,393	7,338,390
Carvana Co. *	64,519	16,802,038
Chewy, Inc., Class A *	79,784	2,665,584
SECURITY	NUMBER OF SHARES	VALUE ($)
Designer Brands, Inc., Class A	26,319	130,542
Dick's Sporting Goods, Inc.	32,933	6,825,035
Dillard's, Inc., Class A	1,911	846,802
eBay, Inc.	276,744	17,515,128
Etsy, Inc. *	64,984	3,565,022
Five Below, Inc. *	31,573	2,926,817
Floor & Decor Holdings, Inc., Class A *	60,609	6,800,936
Foot Locker, Inc. *	48,890	1,229,584
GameStop Corp., Class A *	219,731	6,383,186
Gap, Inc.	129,568	3,142,024
Genesco, Inc. *	6,608	221,963
Genuine Parts Co.	78,426	9,938,927
GigaCloud Technology, Inc., Class A *(a)	15,615	385,691
Group 1 Automotive, Inc.	7,474	3,182,429
Groupon, Inc. *(a)	17,185	161,195
GrowGeneration Corp. *	46,291	89,805
Guess?, Inc.	15,374	253,056
Haverty Furniture Cos., Inc.	8,044	189,919
Home Depot, Inc.	561,535	240,971,515
Kohl's Corp. (a)	62,547	936,329
Lands' End, Inc. *	7,423	118,397
Leslie's, Inc. *	100,528	231,214
Lithia Motors, Inc.	15,145	5,859,601
LKQ Corp.	148,729	5,843,562
Lowe's Cos., Inc.	322,685	87,909,075
Macy's, Inc.	156,370	2,539,449
MarineMax, Inc. *	11,506	394,886
Monro, Inc.	17,429	490,104
Murphy USA, Inc.	10,758	5,893,232
National Vision Holdings, Inc. *	43,759	529,484
Nordstrom, Inc.	54,162	1,230,019
ODP Corp. *	19,094	490,334
Ollie's Bargain Outlet Holdings, Inc. *	34,618	3,425,451
O'Reilly Automotive, Inc. *	32,835	40,821,129
Penske Automotive Group, Inc.	10,715	1,784,476
Petco Health & Wellness Co., Inc. *	46,517	198,628
Pool Corp.	21,447	8,087,449
Qurate Retail, Inc. *	197,103	92,126
Revolve Group, Inc. *	23,445	845,896
RH *	8,469	3,261,751
Ross Stores, Inc.	188,924	29,258,660
Sally Beauty Holdings, Inc. *	60,526	843,127
Savers Value Village, Inc. *	12,534	117,193
Shoe Carnival, Inc.	10,461	353,163
Signet Jewelers Ltd.	25,213	2,526,343
Sleep Number Corp. *	12,679	190,185
Sonic Automotive, Inc., Class A	8,646	597,784
Stitch Fix, Inc., Class A *	46,278	220,283
TJX Cos., Inc.	640,217	80,468,875
Tractor Supply Co.	61,006	17,305,572
Ulta Beauty, Inc. *	26,796	10,360,406
Upbound Group, Inc.	26,944	926,604
Urban Outfitters, Inc. *	32,306	1,574,271
Valvoline, Inc. *	73,744	2,928,374
Victoria's Secret & Co. *	43,431	1,686,860
Warby Parker, Inc., Class A *	50,037	1,127,834
Wayfair, Inc., Class A *	55,605	2,571,175
Williams-Sonoma, Inc.	72,771	12,518,067
Winmark Corp.	1,529	629,833
Zumiez, Inc. *	8,189	180,731
		1,845,721,657

Consumer Durables & Apparel 1.0%
Acushnet Holdings Corp.	15,038	1,099,428
Beazer Homes USA, Inc. *	16,658	582,197
Brunswick Corp.	37,291	3,002,298

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Capri Holdings Ltd. *	68,493	1,603,421
Carter's, Inc.	20,846	1,137,566
Cavco Industries, Inc. *	4,668	2,401,686
Century Communities, Inc.	15,571	1,406,996
Champion Homes, Inc. *	30,082	3,120,406
Columbia Sportswear Co.	17,798	1,552,698
Crocs, Inc. *	33,679	3,556,502
Deckers Outdoor Corp. *	86,190	16,889,792
DR Horton, Inc.	166,179	28,047,692
Dream Finders Homes, Inc., Class A *	15,666	521,208
Ethan Allen Interiors, Inc.	13,270	407,787
Figs, Inc., Class A *	70,946	368,210
Funko, Inc., Class A *	18,855	221,546
Garmin Ltd.	87,437	18,589,106
G-III Apparel Group Ltd. *	22,408	663,949
GoPro, Inc., Class A *	72,560	89,249
Green Brick Partners, Inc. *	17,297	1,236,044
Hanesbrands, Inc. *	194,835	1,695,064
Hasbro, Inc.	74,268	4,838,560
Helen of Troy Ltd. *	13,468	987,608
Hovnanian Enterprises, Inc., Class A *	2,652	521,410
Installed Building Products, Inc.	13,048	2,984,600
iRobot Corp. *	20,011	152,284
Johnson Outdoors, Inc., Class A	4,903	165,035
KB Home	40,006	3,310,096
Kontoor Brands, Inc.	27,389	2,513,762
Latham Group, Inc. *	25,271	167,547
La-Z-Boy, Inc.	23,787	1,076,837
Legacy Housing Corp. *	6,676	174,711
Leggett & Platt, Inc.	74,437	937,162
Lennar Corp., Class A	142,507	24,851,796
Levi Strauss & Co., Class A	57,086	996,722
LGI Homes, Inc. *	11,434	1,251,909
Lululemon Athletica, Inc. *	65,013	20,847,069
M/I Homes, Inc. *	15,173	2,504,000
Malibu Boats, Inc., Class A *	11,217	486,257
Mattel, Inc. *	193,198	3,674,626
Meritage Homes Corp.	20,413	3,900,312
Mohawk Industries, Inc. *	29,638	4,114,644
Movado Group, Inc.	8,138	165,608
Newell Brands, Inc.	233,106	2,235,487
NIKE, Inc., Class B	679,635	53,534,849
NVR, Inc. *	1,747	16,134,558
Oxford Industries, Inc.	7,785	647,478
Peloton Interactive, Inc., Class A *	201,732	2,085,909
Polaris, Inc.	29,711	2,050,059
PulteGroup, Inc.	117,575	15,904,370
Purple Innovation, Inc. *	31,077	29,815
PVH Corp.	31,699	3,435,221
Ralph Lauren Corp.	22,870	5,292,118
Revelyst, Inc. *	32,775	619,448
Skechers USA, Inc., Class A *	73,920	4,717,574
Smith & Wesson Brands, Inc.	25,128	341,238
Sonos, Inc. *	73,156	995,653
Steven Madden Ltd.	40,270	1,835,507
Sturm Ruger & Co., Inc.	9,917	377,739
Tapestry, Inc.	130,825	8,147,781
Taylor Morrison Home Corp. *	59,165	4,370,519
Tempur Sealy International, Inc.	97,538	5,460,177
Toll Brothers, Inc.	58,113	9,598,524
TopBuild Corp. *	16,911	6,606,113
Topgolf Callaway Brands Corp. *	79,090	665,938
Traeger, Inc. *	33,668	108,074
Tri Pointe Homes, Inc. *	52,215	2,272,919
Under Armour, Inc., Class A *	180,115	1,748,917
VF Corp.	188,531	3,813,982
Vizio Holding Corp., Class A *	58,373	664,868
SECURITY	NUMBER OF SHARES	VALUE ($)
Whirlpool Corp.	31,325	3,490,231
Wolverine World Wide, Inc.	44,870	1,040,535
Worthington Enterprises, Inc.	16,721	684,223
YETI Holdings, Inc. *	48,927	1,975,183
		329,700,407

Consumer Services 2.4%
Accel Entertainment, Inc. *	30,066	347,563
ADT, Inc.	202,425	1,542,478
Adtalem Global Education, Inc. *	21,979	2,009,100
Airbnb, Inc., Class A *	249,451	33,952,776
Aramark	149,385	6,078,476
Bally's Corp. *	15,456	274,035
BJ's Restaurants, Inc. *	12,955	497,990
Bloomin' Brands, Inc.	42,775	596,283
Booking Holdings, Inc.	19,017	98,926,054
Bowlero Corp., Class A (a)	18,097	222,774
Boyd Gaming Corp.	39,466	2,914,564
Bright Horizons Family Solutions, Inc. *	32,561	3,765,028
Brinker International, Inc. *	25,622	3,389,022
Caesars Entertainment, Inc. *	123,403	4,749,781
Carnival Corp. *	570,804	14,515,546
Carriage Services, Inc.	7,528	305,260
Cava Group, Inc. *	45,645	6,431,380
Cheesecake Factory, Inc.	26,093	1,321,350
Chegg, Inc. *	75,135	158,535
Chipotle Mexican Grill, Inc. *	776,338	47,760,314
Choice Hotels International, Inc. (a)	12,500	1,890,500
Churchill Downs, Inc.	41,516	5,899,839
Coursera, Inc. *	61,442	488,464
Cracker Barrel Old Country Store, Inc.	12,329	684,999
Darden Restaurants, Inc.	66,925	11,796,870
Dave & Buster's Entertainment, Inc. *	18,302	719,635
Denny's Corp. *	33,065	216,906
Dine Brands Global, Inc.	8,159	293,071
Domino's Pizza, Inc.	19,720	9,390,467
DoorDash, Inc., Class A *	187,335	33,810,221
DraftKings, Inc., Class A *	275,053	12,006,063
Duolingo, Inc. *	21,026	7,322,725
Dutch Bros, Inc., Class A *	64,860	3,484,928
El Pollo Loco Holdings, Inc. *	12,037	153,111
European Wax Center, Inc., Class A *	20,000	120,200
Everi Holdings, Inc. *	50,073	674,483
Expedia Group, Inc. *	70,482	13,012,387
First Watch Restaurant Group, Inc. *	21,448	409,442
Flutter Entertainment PLC *	100,352	27,729,265
Frontdoor, Inc. *	42,317	2,479,776
Global Business Travel Group I *	47,354	444,654
Golden Entertainment, Inc.	12,169	410,582
Graham Holdings Co., Class B	1,972	1,836,169
Grand Canyon Education, Inc. *	16,526	2,720,014
H&R Block, Inc.	79,287	4,700,133
Hilton Grand Vacations, Inc. *	35,921	1,522,691
Hilton Worldwide Holdings, Inc.	139,577	35,374,395
Hyatt Hotels Corp., Class A	25,443	4,018,467
Jack in the Box, Inc.	11,709	571,985
Krispy Kreme, Inc.	47,673	525,356
Kura Sushi USA, Inc., Class A *(a)	2,998	320,546
Las Vegas Sands Corp.	200,568	10,642,138
Laureate Education, Inc. *	75,002	1,425,038
Life Time Group Holdings, Inc. *	40,801	990,240
Light & Wonder, Inc. *	49,952	4,747,438
Lindblad Expeditions Holdings, Inc. *	21,192	281,006
Marriott International, Inc., Class A	132,340	38,258,171
Marriott Vacations Worldwide Corp.	18,387	1,824,910
McDonald's Corp.	406,670	120,378,387

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MGM Resorts International *	131,537	5,043,129
Mister Car Wash, Inc. *	60,231	481,848
Monarch Casino & Resort, Inc.	7,088	595,463
Norwegian Cruise Line Holdings Ltd. *	249,548	6,710,346
OneSpaWorld Holdings Ltd.	59,833	1,136,229
Papa John's International, Inc.	17,993	896,591
Penn Entertainment, Inc. *	86,598	1,869,651
Perdoceo Education Corp.	36,696	1,007,305
Planet Fitness, Inc., Class A *	47,809	4,759,386
Playa Hotels & Resorts NV *	54,280	531,401
Portillo's, Inc., Class A *	29,090	335,990
RCI Hospitality Holdings, Inc.	4,568	239,637
Red Rock Resorts, Inc., Class A	27,040	1,354,434
Royal Caribbean Cruises Ltd.	133,788	32,652,299
Rush Street Interactive, Inc. *	44,639	643,694
Sabre Corp. *	233,591	913,341
Service Corp. International	81,689	7,236,829
Shake Shack, Inc., Class A *	22,784	3,046,904
Six Flags Entertainment Corp.	53,936	2,491,304
Starbucks Corp.	642,176	65,797,353
Strategic Education, Inc.	13,865	1,370,001
Stride, Inc. *	25,034	2,675,384
Sweetgreen, Inc., Class A *	57,731	2,365,816
Target Hospitality Corp. *	18,754	155,096
Texas Roadhouse, Inc.	37,443	7,685,925
Travel & Leisure Co.	40,181	2,244,912
Udemy, Inc. *	51,629	410,967
United Parks & Resorts, Inc. *	16,507	967,970
Universal Technical Institute, Inc. *	24,196	625,951
Vail Resorts, Inc.	21,005	3,764,936
Wendy's Co.	95,151	1,746,972
Wingstop, Inc.	16,497	5,423,719
Wyndham Hotels & Resorts, Inc.	44,629	4,381,675
Wynn Resorts Ltd.	52,242	4,930,600
Xponential Fitness, Inc., Class A *	14,264	217,383
Yum! Brands, Inc.	160,272	22,268,192
		792,312,614

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	229,679	4,559,128
Andersons, Inc.	17,563	838,458
BJ's Wholesale Club Holdings, Inc. *	75,792	7,298,770
Casey's General Stores, Inc.	20,856	8,778,082
Chefs' Warehouse, Inc. *	19,541	873,678
Costco Wholesale Corp.	251,144	244,081,831
Dollar General Corp.	125,108	9,667,095
Dollar Tree, Inc. *	114,837	8,184,433
Grocery Outlet Holding Corp. *	55,363	1,162,623
Ingles Markets, Inc., Class A	7,780	574,942
Kroger Co.	376,388	22,989,779
Maplebear, Inc. *	93,356	4,076,856
Performance Food Group Co. *	88,359	7,796,798
PriceSmart, Inc.	14,174	1,271,975
SpartanNash Co.	19,448	369,123
Sprouts Farmers Market, Inc. *	56,515	8,730,437
Sysco Corp.	279,050	21,517,545
Target Corp.	262,126	34,681,891
U.S. Foods Holding Corp. *	138,305	9,649,540
United Natural Foods, Inc. *	32,842	815,467
Walgreens Boots Alliance, Inc.	405,587	3,658,395
Walmart, Inc.	2,460,648	227,609,940
Weis Markets, Inc.	8,555	623,061
		629,809,847

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 3.5%
Antero Midstream Corp.	191,032	3,050,781
Antero Resources Corp. *	166,899	5,455,928
APA Corp.	212,028	4,802,434
Archrock, Inc.	95,234	2,439,895
Atlas Energy Solutions, Inc.	32,408	763,857
Baker Hughes Co.	562,753	24,732,994
Berry Corp.	36,152	147,500
Bristow Group, Inc. *	12,665	484,056
Cactus, Inc., Class A	37,544	2,577,771
California Resources Corp.	39,259	2,322,562
Calumet, Inc. *	38,662	871,442
Centrus Energy Corp., Class A *	8,530	776,230
ChampionX Corp.	107,469	3,326,166
Cheniere Energy, Inc.	128,143	28,705,313
Chevron Corp.	963,327	155,991,541
Chord Energy Corp.	35,078	4,473,147
Civitas Resources, Inc.	50,542	2,622,119
Clean Energy Fuels Corp. *	104,561	322,048
CNX Resources Corp. *	86,613	3,509,559
Comstock Resources, Inc.	49,804	775,448
ConocoPhillips	738,301	79,987,461
CONSOL Energy, Inc.	14,526	1,898,548
Core Laboratories, Inc.	25,730	523,606
Coterra Energy, Inc.	417,215	11,147,985
Crescent Energy Co., Class A	86,221	1,282,106
CVR Energy, Inc.	22,569	436,710
Delek U.S. Holdings, Inc.	40,588	773,201
Devon Energy Corp.	355,599	13,494,982
Diamondback Energy, Inc.	106,133	18,848,160
DMC Global, Inc. *	10,305	82,955
Dorian LPG Ltd.	18,990	464,685
DT Midstream, Inc.	56,110	5,954,393
EOG Resources, Inc.	322,044	42,915,583
EQT Corp.	337,799	15,349,587
Excelerate Energy, Inc., Class A	9,657	299,077
Expand Energy Corp.	116,421	11,521,022
Expro Group Holdings NV *	63,753	885,529
Exxon Mobil Corp.	2,516,465	296,842,211
Granite Ridge Resources, Inc.	15,511	100,046
Green Plains, Inc. *	38,255	413,154
Gulfport Energy Corp. *	7,226	1,270,331
Halliburton Co.	501,051	15,963,485
Helix Energy Solutions Group, Inc. *	81,921	875,736
Helmerich & Payne, Inc.	55,378	1,917,740
Hess Corp.	156,195	22,988,780
HF Sinclair Corp.	92,078	3,768,753
HighPeak Energy, Inc. (a)	14,676	221,167
Innovex International, Inc. *	19,284	313,751
International Seaways, Inc.	26,341	1,027,299
Kinder Morgan, Inc.	1,093,945	30,925,825
Kinetik Holdings, Inc.	19,667	1,160,746
Kodiak Gas Services, Inc.	18,885	763,709
Kosmos Energy Ltd. *	283,290	1,116,163
Liberty Energy, Inc.	93,838	1,726,619
Magnolia Oil & Gas Corp., Class A	106,519	2,954,837
Marathon Petroleum Corp.	189,542	29,596,983
Matador Resources Co.	67,027	4,022,290
Murphy Oil Corp.	78,652	2,553,830
Nabors Industries Ltd. *	4,885	358,706
New Fortress Energy, Inc. (a)	59,653	636,498
Newpark Resources, Inc. *	46,945	392,460
NextDecade Corp. *	80,784	584,876
Noble Corp. PLC	76,608	2,564,070
Northern Oil & Gas, Inc.	57,022	2,479,887
NOV, Inc.	221,089	3,541,846
Occidental Petroleum Corp.	381,124	19,277,252
Oceaneering International, Inc. *	58,563	1,755,719

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ONEOK, Inc.	330,869	37,586,718
Ovintiv, Inc.	148,799	6,758,451
Par Pacific Holdings, Inc. *	30,740	535,798
Patterson-UTI Energy, Inc.	207,214	1,740,598
PBF Energy, Inc., Class A	56,592	1,782,082
Peabody Energy Corp.	71,837	1,713,312
Permian Resources Corp.	359,709	5,633,043
Phillips 66	237,211	31,781,530
ProFrac Holding Corp., Class A *(a)	6,710	60,860
ProPetro Holding Corp. *	43,088	361,939
Range Resources Corp.	135,205	4,832,227
REX American Resources Corp. *	8,132	352,197
Riley Exploration Permian, Inc.	3,462	121,516
RPC, Inc.	48,182	310,292
Sable Offshore Corp. *	23,033	540,815
SandRidge Energy, Inc.	17,244	202,272
Schlumberger NV	802,152	35,246,559
Select Water Solutions, Inc.	46,762	690,675
Sitio Royalties Corp., Class A	46,045	1,091,267
SM Energy Co.	65,648	2,966,633
Talos Energy, Inc. *	72,348	813,915
Targa Resources Corp.	124,016	25,336,469
TechnipFMC PLC	243,624	7,642,485
TETRA Technologies, Inc. *	66,361	255,490
Texas Pacific Land Corp.	10,642	17,028,158
Tidewater, Inc. *	28,056	1,451,056
Transocean Ltd. *	451,463	1,986,437
Uranium Energy Corp. *	225,729	1,875,808
VAALCO Energy, Inc.	58,797	301,041
Valaris Ltd. *	38,389	1,773,188
Valero Energy Corp.	181,625	25,260,405
Viper Energy, Inc.	57,356	3,103,533
Vital Energy, Inc. *	15,289	501,938
Vitesse Energy, Inc.	13,811	387,813
Weatherford International PLC	41,678	3,430,099
Williams Cos., Inc.	691,234	40,451,014
World Kinect Corp.	34,753	1,006,099
		1,173,044,882

Equity Real Estate Investment Trusts (REITs) 2.4%
Acadia Realty Trust	62,103	1,605,363
Agree Realty Corp.	56,548	4,342,886
Alexander & Baldwin, Inc.	40,153	790,211
Alexander's, Inc.	1,052	235,238
Alexandria Real Estate Equities, Inc.	88,258	9,728,679
American Assets Trust, Inc.	29,098	827,547
American Healthcare REIT, Inc.	84,055	2,505,680
American Homes 4 Rent, Class A	178,724	6,843,342
American Tower Corp.	264,841	55,351,769
Americold Realty Trust, Inc.	148,266	3,537,627
Apartment Investment & Management Co., Class A *	73,988	654,054
Apple Hospitality REIT, Inc.	126,668	2,040,621
Armada Hoffler Properties, Inc.	35,992	397,712
AvalonBay Communities, Inc.	80,471	18,938,850
Brandywine Realty Trust	98,379	550,922
Brixmor Property Group, Inc.	169,375	5,093,106
Broadstone Net Lease, Inc.	106,228	1,860,052
BXP, Inc.	82,218	6,741,054
Camden Property Trust	60,333	7,589,891
CareTrust REIT, Inc.	94,596	2,818,015
CBL & Associates Properties, Inc.	7,811	241,360
Centerspace	8,139	590,078
Chatham Lodging Trust	25,829	237,885
City Office REIT, Inc.	27,522	159,628
Community Healthcare Trust, Inc.	13,853	261,822
COPT Defense Properties	63,162	2,081,188
Cousins Properties, Inc.	86,123	2,733,544
SECURITY	NUMBER OF SHARES	VALUE ($)
Crown Castle, Inc.	247,077	26,251,931
CubeSmart	127,308	6,309,384
Curbline Properties Corp. *	53,949	1,308,803
DiamondRock Hospitality Co.	116,099	1,077,399
Digital Realty Trust, Inc.	174,501	34,148,101
Diversified Healthcare Trust	127,560	331,656
Douglas Emmett, Inc.	95,251	1,844,059
Easterly Government Properties, Inc.	54,933	676,775
EastGroup Properties, Inc.	27,568	4,747,485
Elme Communities	49,589	840,038
Empire State Realty Trust, Inc., Class A	72,220	791,531
EPR Properties	42,529	1,929,541
Equinix, Inc.	53,811	52,814,420
Equity Commonwealth *	61,564	1,252,212
Equity LifeStyle Properties, Inc.	104,859	7,479,592
Equity Residential	193,285	14,817,228
Essential Properties Realty Trust, Inc.	99,126	3,380,197
Essex Property Trust, Inc.	36,409	11,303,538
Extra Space Storage, Inc.	120,057	20,524,945
Federal Realty Investment Trust	42,064	4,906,766
First Industrial Realty Trust, Inc.	74,393	3,976,306
Four Corners Property Trust, Inc.	52,474	1,559,003
Franklin Street Properties Corp., Class C	55,453	105,915
Gaming & Leisure Properties, Inc.	154,357	7,966,365
Getty Realty Corp.	29,817	980,383
Gladstone Commercial Corp.	23,551	414,733
Global Medical REIT, Inc.	35,555	316,084
Global Net Lease, Inc.	110,863	821,495
Healthcare Realty Trust, Inc.	206,962	3,791,544
Healthpeak Properties, Inc.	399,413	8,783,092
Highwoods Properties, Inc.	60,056	1,949,418
Host Hotels & Resorts, Inc.	394,221	7,261,551
Hudson Pacific Properties, Inc.	79,521	306,156
Independence Realty Trust, Inc.	126,969	2,773,003
Industrial Logistics Properties Trust	33,878	131,108
Innovative Industrial Properties, Inc.	15,618	1,702,674
InvenTrust Properties Corp.	42,423	1,313,840
Invitation Homes, Inc.	323,414	11,076,929
Iron Mountain, Inc.	166,267	20,562,240
JBG SMITH Properties	49,536	846,570
Kilroy Realty Corp.	59,962	2,490,222
Kimco Realty Corp.	381,914	9,765,541
Kite Realty Group Trust	123,530	3,405,722
Lamar Advertising Co., Class A	49,522	6,636,938
Lineage, Inc.	33,659	2,134,654
LTC Properties, Inc.	23,009	887,917
LXP Industrial Trust	165,660	1,548,921
Macerich Co.	133,658	2,834,886
Medical Properties Trust, Inc. (a)	339,146	1,488,851
Mid-America Apartment Communities, Inc.	66,412	10,902,194
National Health Investors, Inc.	24,444	1,873,633
National Storage Affiliates Trust	39,428	1,778,203
NETSTREIT Corp.	44,832	726,727
NexPoint Diversified Real Estate Trust	21,057	121,920
NexPoint Residential Trust, Inc.	12,730	599,201
NNN REIT, Inc.	103,680	4,559,846
Omega Healthcare Investors, Inc.	146,278	5,940,350
One Liberty Properties, Inc.	10,345	311,074
Orion Office REIT, Inc.	24,025	101,626
Outfront Media, Inc.	74,309	1,427,476
Paramount Group, Inc.	100,088	486,428
Park Hotels & Resorts, Inc.	122,040	1,897,722
Peakstone Realty Trust	20,172	276,962
Pebblebrook Hotel Trust	70,519	976,688
Phillips Edison & Co., Inc.	70,271	2,775,704

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Piedmont Office Realty Trust, Inc., Class A	70,785	673,873
Plymouth Industrial REIT, Inc.	18,983	355,741
PotlatchDeltic Corp.	41,158	1,845,525
Prologis, Inc.	524,604	61,263,255
Public Storage	89,363	31,102,792
Rayonier, Inc.	76,260	2,430,406
Realty Income Corp.	493,269	28,555,342
Regency Centers Corp.	92,974	7,027,905
Retail Opportunity Investments Corp.	70,037	1,218,644
Rexford Industrial Realty, Inc.	124,033	5,219,309
RLJ Lodging Trust	91,977	939,085
Ryman Hospitality Properties, Inc.	34,232	4,013,360
Sabra Health Care REIT, Inc.	134,193	2,513,435
Safehold, Inc.	23,672	505,634
Saul Centers, Inc.	7,449	306,228
SBA Communications Corp.	60,695	13,732,244
Service Properties Trust	86,159	239,522
Sila Realty Trust, Inc. (a)	31,109	827,810
Simon Property Group, Inc.	173,772	31,904,539
SITE Centers Corp.	26,871	417,038
SL Green Realty Corp.	39,542	3,091,789
STAG Industrial, Inc.	103,232	3,797,905
Summit Hotel Properties, Inc.	60,817	400,176
Sun Communities, Inc.	66,592	8,412,567
Sunstone Hotel Investors, Inc.	116,873	1,256,385
Tanger, Inc.	62,201	2,299,571
Terreno Realty Corp.	53,944	3,270,625
UDR, Inc.	170,111	7,801,290
UMH Properties, Inc.	36,402	698,918
Uniti Group, Inc.	142,573	842,606
Universal Health Realty Income Trust	6,510	274,657
Urban Edge Properties	67,567	1,554,717
Ventas, Inc.	234,337	15,013,972
Veris Residential, Inc.	44,767	816,998
VICI Properties, Inc.	591,540	19,290,119
Vornado Realty Trust	94,685	4,076,189
Welltower, Inc.	327,915	45,311,295
Weyerhaeuser Co.	410,624	13,246,730
Whitestone REIT	26,363	388,063
WP Carey, Inc.	123,054	7,021,461
Xenia Hotels & Resorts, Inc.	63,140	971,093
		813,010,353

Financial Services 8.4%
Affiliated Managers Group, Inc.	16,909	3,171,114
Affirm Holdings, Inc., Class A *	136,696	9,570,087
AGNC Investment Corp.	444,217	4,291,136
Alerus Financial Corp.	10,397	229,150
Ally Financial, Inc.	154,966	6,195,541
AlTi Global, Inc. *	51,227	243,328
American Express Co.	317,982	96,882,756
Ameriprise Financial, Inc.	55,623	31,925,933
Annaly Capital Management, Inc.	280,852	5,597,380
Apollo Commercial Real Estate Finance, Inc.	71,967	665,695
Apollo Global Management, Inc.	254,735	44,586,267
Arbor Realty Trust, Inc. (a)	106,675	1,564,922
ARES Management Corp., Class A	104,541	18,475,531
ARMOUR Residential REIT, Inc.	28,963	547,980
Artisan Partners Asset Management, Inc., Class A	38,851	1,895,540
AvidXchange Holdings, Inc. *	116,182	1,329,122
Bank of New York Mellon Corp.	418,006	34,222,151
Berkshire Hathaway, Inc., Class B *	1,037,562	501,163,197
BGC Group, Inc., Class A	220,642	2,149,053
Blackrock, Inc.	78,895	80,693,806
SECURITY	NUMBER OF SHARES	VALUE ($)
Blackstone Mortgage Trust, Inc., Class A	97,209	1,868,357
Blackstone, Inc.	407,529	77,874,717
Block, Inc. *	315,120	27,903,876
Blue Owl Capital, Inc.	292,676	6,945,201
Bread Financial Holdings, Inc.	28,833	1,696,245
Brightsphere Investment Group, Inc.	16,901	526,973
BrightSpire Capital, Inc.	72,328	458,560
Cannae Holdings, Inc.	35,205	763,948
Cantaloupe, Inc. *	29,726	269,912
Capital One Financial Corp.	216,167	41,506,226
Carlyle Group, Inc.	119,331	6,351,989
Cass Information Systems, Inc.	6,983	313,327
Cboe Global Markets, Inc.	59,345	12,809,618
Charles Schwab Corp. (b)	839,487	69,475,944
Chimera Investment Corp.	45,425	674,107
Claros Mortgage Trust, Inc.	68,584	465,685
CME Group, Inc.	204,166	48,591,508
Cohen & Steers, Inc.	15,314	1,602,763
Coinbase Global, Inc., Class A *	115,101	34,092,916
Corebridge Financial, Inc.	154,055	4,986,760
Corpay, Inc. *	39,304	14,981,899
Credit Acceptance Corp. *	3,424	1,704,125
Diamond Hill Investment Group, Inc.	1,690	279,441
DigitalBridge Group, Inc.	88,619	1,160,909
Discover Financial Services	142,542	26,003,937
Donnelley Financial Solutions, Inc. *	14,204	855,791
Dynex Capital, Inc.	42,141	528,870
Ellington Financial, Inc.	43,874	542,283
Enact Holdings, Inc.	20,738	730,185
Encore Capital Group, Inc. *	12,966	637,733
Enova International, Inc. *	14,616	1,542,134
Equitable Holdings, Inc.	181,271	8,742,700
Essent Group Ltd.	62,701	3,622,864
Euronet Worldwide, Inc. *	23,228	2,441,960
Evercore, Inc., Class A	19,946	6,141,373
EVERTEC, Inc.	36,091	1,299,276
EZCORP, Inc., Class A *	29,790	381,312
FactSet Research Systems, Inc.	21,461	10,530,269
Federal Agricultural Mortgage Corp., Class C	5,442	1,161,704
Federated Hermes, Inc.	44,895	1,919,261
Fidelity National Information Services, Inc.	308,343	26,301,658
FirstCash Holdings, Inc.	21,932	2,387,518
Fiserv, Inc. *	326,007	72,034,507
Flywire Corp. *	59,544	1,352,244
Forge Global Holdings, Inc. *	58,513	63,779
Franklin BSP Realty Trust, Inc.	45,732	598,175
Franklin Resources, Inc.	177,042	4,029,476
Global Payments, Inc.	144,321	17,168,426
Goldman Sachs Group, Inc.	178,883	108,862,827
Granite Point Mortgage Trust, Inc.	30,267	107,448
Green Dot Corp., Class A *	24,470	251,307
HA Sustainable Infrastructure Capital, Inc.	64,393	2,019,364
Hamilton Lane, Inc., Class A	22,989	4,423,084
Houlihan Lokey, Inc.	30,146	5,700,307
Interactive Brokers Group, Inc., Class A	61,935	11,835,159
Intercontinental Exchange, Inc.	325,524	52,396,343
International Money Express, Inc. *	17,362	365,817
Invesco Ltd.	252,274	4,563,637
Invesco Mortgage Capital, Inc.	27,111	226,377
Jack Henry & Associates, Inc.	42,158	7,427,396
Jackson Financial, Inc., Class A	42,278	4,235,833
Janus Henderson Group PLC	70,671	3,199,983
Jefferies Financial Group, Inc.	92,125	7,290,772

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
KKR & Co., Inc.	381,722	62,171,062
KKR Real Estate Finance Trust, Inc.	31,936	371,416
Ladder Capital Corp.	60,583	718,514
Lazard, Inc., Class A	64,388	3,739,011
LendingClub Corp. *	59,044	982,492
LendingTree, Inc. *	5,642	249,433
LPL Financial Holdings, Inc.	42,335	13,765,225
MarketAxess Holdings, Inc.	21,222	5,489,919
Marqeta, Inc., Class A *	250,245	970,951
Mastercard, Inc., Class A	467,509	249,154,246
Merchants Bancorp	17,882	738,169
MFA Financial, Inc.	61,656	684,998
MGIC Investment Corp.	150,952	3,963,999
Moelis & Co., Class A	39,315	3,026,469
Moneylion, Inc. *	4,499	412,558
Moody's Corp.	88,739	44,367,725
Morgan Stanley	704,966	92,780,575
Morningstar, Inc.	15,284	5,412,829
Mr. Cooper Group, Inc. *	36,480	3,599,482
MSCI, Inc.	44,540	27,152,920
Nasdaq, Inc.	233,902	19,411,527
Navient Corp.	48,051	748,635
NCR Atleos Corp. *	42,830	1,405,252
Nelnet, Inc., Class A	9,985	1,087,566
NerdWallet, Inc., Class A *	22,075	309,050
New York Mortgage Trust, Inc.	54,727	336,024
NewtekOne, Inc.	14,258	206,741
NMI Holdings, Inc., Class A *	45,824	1,832,502
Northern Trust Corp.	114,666	12,746,273
OneMain Holdings, Inc.	67,825	3,889,764
Open Lending Corp., Class A *	57,423	366,359
Orchid Island Capital, Inc.	46,270	360,443
Payoneer Global, Inc. *	147,015	1,603,934
PayPal Holdings, Inc. *	578,669	50,211,109
PennyMac Financial Services, Inc.	18,044	1,933,054
PennyMac Mortgage Investment Trust	49,614	674,254
Perella Weinberg Partners, Class A	30,255	776,646
Piper Sandler Cos.	9,140	3,134,929
PJT Partners, Inc., Class A	13,337	2,232,080
PRA Group, Inc. *	21,284	451,221
PROG Holdings, Inc.	26,004	1,265,355
Radian Group, Inc.	88,783	3,177,544
Raymond James Financial, Inc.	104,869	17,752,224
Ready Capital Corp.	88,941	655,495
Redwood Trust, Inc.	67,443	482,892
Remitly Global, Inc. *	81,350	1,672,556
Repay Holdings Corp. *	42,746	345,388
Rithm Capital Corp.	288,772	3,248,685
Robinhood Markets, Inc., Class A *	402,267	15,101,103
Rocket Cos., Inc., Class A *	72,275	1,050,156
S&P Global, Inc.	181,484	94,827,205
SEI Investments Co.	55,774	4,608,606
Sezzle, Inc. *	1,340	568,200
Shift4 Payments, Inc., Class A *	36,770	4,194,722
SLM Corp.	123,524	3,382,087
SoFi Technologies, Inc. *	611,117	10,028,430
Starwood Property Trust, Inc.	180,783	3,682,550
State Street Corp.	169,290	16,676,758
StepStone Group, Inc., Class A	35,366	2,330,266
Stifel Financial Corp.	58,475	6,771,405
StoneX Group, Inc. *	16,165	1,677,280
Synchrony Financial	224,030	15,126,506
T. Rowe Price Group, Inc.	126,339	15,645,822
Toast, Inc., Class A *	229,540	9,994,172
TPG RE Finance Trust, Inc.	34,660	316,446
TPG, Inc.	49,556	3,466,938
Tradeweb Markets, Inc., Class A	65,982	8,940,561
Two Harbors Investment Corp.	57,114	671,089
SECURITY	NUMBER OF SHARES	VALUE ($)
Upstart Holdings, Inc. *	44,910	3,538,459
UWM Holdings Corp.	52,468	341,567
Velocity Financial, Inc. *	7,693	157,399
Victory Capital Holdings, Inc., Class A	25,529	1,773,755
Virtu Financial, Inc., Class A	46,337	1,728,833
Virtus Investment Partners, Inc.	3,623	894,772
Visa, Inc., Class A	946,120	298,103,490
Voya Financial, Inc.	54,884	4,555,372
Walker & Dunlop, Inc.	17,985	1,981,587
Waterstone Financial, Inc.	11,312	170,698
Western Union Co.	188,948	2,080,317
WEX, Inc. *	23,098	4,357,669
WisdomTree, Inc.	65,732	785,497
World Acceptance Corp. *	1,641	198,430
		2,798,425,426

Food, Beverage & Tobacco 2.2%
Altria Group, Inc.	968,711	55,933,373
Archer-Daniels-Midland Co.	271,119	14,803,097
B&G Foods, Inc.	52,871	353,178
Beyond Meat, Inc. *(a)	39,605	197,233
Boston Beer Co., Inc., Class A *	4,739	1,498,661
BRC, Inc., Class A *	19,981	62,740
Brown-Forman Corp., Class B	132,634	5,581,239
Bunge Global SA	80,442	7,218,865
Calavo Growers, Inc.	10,745	297,744
Cal-Maine Foods, Inc.	23,326	2,276,851
Campbell's Co.	111,257	5,140,073
Celsius Holdings, Inc. *	89,285	2,540,158
Coca-Cola Co.	2,195,952	140,716,604
Coca-Cola Consolidated, Inc.	3,308	4,314,591
Conagra Brands, Inc.	270,392	7,449,300
Constellation Brands, Inc., Class A	88,894	21,419,009
Darling Ingredients, Inc. *	89,905	3,643,850
Duckhorn Portfolio, Inc. *	23,460	258,060
Flowers Foods, Inc.	109,755	2,482,658
Fresh Del Monte Produce, Inc.	17,097	577,024
Freshpet, Inc. *	27,027	4,136,482
General Mills, Inc.	317,950	21,067,367
Hain Celestial Group, Inc. *	51,120	422,762
Hershey Co.	83,897	14,776,779
Hormel Foods Corp.	164,378	5,330,779
Ingredion, Inc.	36,668	5,402,663
J&J Snack Foods Corp.	8,993	1,562,893
J.M. Smucker Co.	60,702	7,150,089
John B Sanfilippo & Son, Inc.	4,938	426,396
Kellanova	151,227	12,293,243
Keurig Dr. Pepper, Inc.	637,109	20,801,609
Kraft Heinz Co.	500,132	15,989,220
Lamb Weston Holdings, Inc.	82,024	6,335,534
Lancaster Colony Corp.	10,828	2,012,276
McCormick & Co., Inc. - Non Voting Shares	142,937	11,207,690
MGP Ingredients, Inc.	8,373	387,502
Mission Produce, Inc. *	22,726	302,256
Molson Coors Beverage Co., Class B	99,725	6,188,934
Mondelez International, Inc., Class A	756,739	49,150,198
Monster Beverage Corp. *	399,763	22,038,934
National Beverage Corp.	13,228	653,331
PepsiCo, Inc.	777,126	127,021,245
Philip Morris International, Inc.	881,432	117,283,342
Pilgrim's Pride Corp. *	22,710	1,172,063
Post Holdings, Inc. *	26,520	3,195,130
Seaboard Corp.	136	355,501
Simply Good Foods Co. *	51,097	2,033,150
SunOpta, Inc. *	52,988	410,657
Tootsie Roll Industries, Inc.	10,824	358,274
TreeHouse Foods, Inc. *	25,233	866,501

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Turning Point Brands, Inc.	9,488	587,307
Tyson Foods, Inc., Class A	162,517	10,482,347
Universal Corp.	13,896	793,740
Utz Brands, Inc.	36,725	639,382
Vita Coco Co., Inc. *	22,981	816,745
Vital Farms, Inc. *	16,141	535,881
Westrock Coffee Co. *	19,134	153,646
WK Kellogg Co.	36,744	764,275
		751,870,431

Health Care Equipment & Services 4.5%
Abbott Laboratories	985,919	117,097,600
Acadia Healthcare Co., Inc. *	51,974	2,111,704
Accolade, Inc. *	40,613	156,766
AdaptHealth Corp. *	60,729	609,112
Addus HomeCare Corp. *	9,999	1,228,277
agilon health, Inc. *	171,056	357,507
Align Technology, Inc. *	39,442	9,180,914
Alignment Healthcare, Inc. *	62,749	791,265
Alphatec Holdings, Inc. *	53,651	562,262
Amedisys, Inc. *	17,983	1,643,826
AMN Healthcare Services, Inc. *	23,226	604,573
AngioDynamics, Inc. *	23,038	159,653
Artivion, Inc. *	24,147	712,819
Astrana Health, Inc. *	25,058	1,083,759
AtriCure, Inc. *	26,408	954,913
Avanos Medical, Inc. *	25,742	493,217
Aveanna Healthcare Holdings, Inc. *	34,080	198,005
Axogen, Inc. *	25,831	359,051
Baxter International, Inc.	288,237	9,716,469
Becton Dickinson & Co.	163,889	36,366,969
Bioventus, Inc., Class A *	20,431	251,097
Boston Scientific Corp. *	834,360	75,643,078
BrightSpring Health Services, Inc. *	31,836	614,435
Brookdale Senior Living, Inc. *	104,433	593,179
Butterfly Network, Inc. *	121,092	398,393
Cardinal Health, Inc.	138,393	16,917,160
Castle Biosciences, Inc. *	14,871	450,294
Cencora, Inc.	98,664	24,818,929
Centene Corp. *	299,439	17,966,340
Certara, Inc. *	60,546	678,721
Cerus Corp. *	100,024	185,044
Chemed Corp.	8,514	4,873,328
Cigna Group	158,430	53,517,654
Clover Health Investments Corp. *	231,217	804,635
Community Health Systems, Inc. *	67,848	233,397
Concentra Group Holdings Parent, Inc.	61,784	1,348,131
CONMED Corp.	16,906	1,251,720
Cooper Cos., Inc. *	112,767	11,779,641
CorVel Corp. *	5,369	1,961,833
Cross Country Healthcare, Inc. *	18,304	196,951
CVS Health Corp.	713,880	42,725,718
DaVita, Inc. *	26,121	4,340,527
Definitive Healthcare Corp. *	36,704	173,610
DENTSPLY SIRONA, Inc.	114,042	2,240,925
Dexcom, Inc. *	227,089	17,710,671
DocGo, Inc. *	47,322	204,904
Doximity, Inc., Class A *	71,808	3,805,824
Edwards Lifesciences Corp. *	341,409	24,359,532
Elevance Health, Inc.	131,166	53,379,315
Embecta Corp.	31,869	663,831
Encompass Health Corp.	56,213	5,786,566
Enovis Corp. *	32,388	1,580,858
Ensign Group, Inc.	32,483	4,749,339
Envista Holdings Corp. *	98,384	2,192,979
Evolent Health, Inc., Class A *	60,955	787,539
Fulgent Genetics, Inc. *	11,782	215,611
SECURITY	NUMBER OF SHARES	VALUE ($)
GE HealthCare Technologies, Inc.	258,175	21,485,324
GeneDx Holdings Corp. *	11,592	908,697
Glaukos Corp. *	31,159	4,475,990
Globus Medical, Inc., Class A *	63,234	5,413,463
GoodRx Holdings, Inc., Class A *	43,380	209,959
Guardant Health, Inc. *	68,818	2,450,609
Haemonetics Corp. *	28,693	2,509,777
HCA Healthcare, Inc.	105,429	34,498,477
Health Catalyst, Inc. *	27,733	244,882
HealthEquity, Inc. *	48,458	4,920,425
HealthStream, Inc.	12,523	414,511
Henry Schein, Inc. *	71,660	5,521,403
Hims & Hers Health, Inc. *	108,271	3,488,492
Hologic, Inc. *	131,854	10,482,393
Humana, Inc.	68,086	20,179,329
ICU Medical, Inc. *	13,723	2,250,023
IDEXX Laboratories, Inc. *	46,615	19,659,876
Inari Medical, Inc. *	29,265	1,519,439
Innovage Holding Corp. *	12,684	61,771
Inspire Medical Systems, Inc. *	17,079	3,292,148
Insulet Corp. *	39,535	10,547,147
Integer Holdings Corp. *	19,373	2,721,907
Integra LifeSciences Holdings Corp. *	40,857	1,004,265
Intuitive Surgical, Inc. *	200,849	108,860,158
iRadimed Corp.	4,917	265,174
iRhythm Technologies, Inc. *	16,953	1,474,318
Labcorp Holdings, Inc.	47,118	11,362,977
Lantheus Holdings, Inc. *	38,877	3,470,550
LeMaitre Vascular, Inc.	11,237	1,202,247
LifeStance Health Group, Inc. *	75,850	570,392
LivaNova PLC *	30,257	1,588,493
Masimo Corp. *	24,793	4,277,784
McKesson Corp.	73,385	46,122,473
Medtronic PLC	726,811	62,898,224
Merit Medical Systems, Inc. *	33,654	3,496,651
ModivCare, Inc. *	7,060	132,657
Molina Healthcare, Inc. *	33,032	9,840,233
Multiplan Corp. *	5,959	47,017
National HealthCare Corp.	7,150	895,180
National Research Corp.	7,892	155,157
Neogen Corp. *	110,994	1,573,895
NeoGenomics, Inc. *	70,818	1,255,603
Nevro Corp. *	20,494	94,272
Novocure Ltd. *	53,120	1,064,525
OmniAb, Inc., Class A *(c)	3,072	0
OmniAb, Inc., Class B *(c)	3,072	0
Omnicell, Inc. *	25,232	1,175,559
OPKO Health, Inc. *(a)	197,836	304,667
Option Care Health, Inc. *	96,798	2,303,792
OraSure Technologies, Inc. *	43,390	164,882
Orchestra BioMed Holdings, Inc. *	20,101	113,169
Orthofix Medical, Inc. *	18,860	368,336
OrthoPediatrics Corp. *	8,785	228,234
Owens & Minor, Inc. *	42,931	578,281
PACS Group, Inc. *	21,112	333,781
Paragon 28, Inc. *	24,865	256,358
Patterson Cos., Inc.	44,706	960,732
Pediatrix Medical Group, Inc. *	50,888	761,284
Pennant Group, Inc. *	16,500	514,470
Penumbra, Inc. *	21,886	5,342,810
Phreesia, Inc. *	30,107	633,150
Premier, Inc., Class A	59,189	1,355,428
Privia Health Group, Inc. *	58,944	1,266,117
PROCEPT BioRobotics Corp. *	29,127	2,784,250
Progyny, Inc. *	46,699	727,103
Pulmonx Corp. *	19,916	128,458
Pulse Biosciences, Inc. *(a)	10,318	220,805
Quest Diagnostics, Inc.	63,184	10,277,509
QuidelOrtho Corp. *	37,283	1,528,603

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
RadNet, Inc. *	36,792	3,008,114
ResMed, Inc.	82,953	20,656,956
RxSight, Inc. *	19,240	901,971
Schrodinger, Inc. *	29,939	675,723
Select Medical Holdings Corp.	59,362	1,253,132
Semler Scientific, Inc. *	2,627	149,792
Senseonics Holdings, Inc. *	387,935	120,803
SI-BONE, Inc. *	17,723	240,324
Sight Sciences, Inc. *	14,479	57,771
Simulations Plus, Inc.	8,579	272,555
Solventum Corp. *	78,289	5,598,446
STAAR Surgical Co. *	27,228	792,335
STERIS PLC	55,752	12,213,033
Stryker Corp.	194,105	76,118,276
Surgery Partners, Inc. *	41,390	986,738
Surmodics, Inc. *	7,974	314,574
Tandem Diabetes Care, Inc. *	36,516	1,118,485
Teladoc Health, Inc. *	95,528	1,144,425
Teleflex, Inc.	26,589	5,127,689
Tenet Healthcare Corp. *	54,216	7,735,539
TransMedics Group, Inc. *	19,135	1,659,196
Treace Medical Concepts, Inc. *	27,420	233,618
TruBridge, Inc. *	8,348	149,847
U.S. Physical Therapy, Inc.	9,580	946,121
UFP Technologies, Inc. *	4,146	1,338,826
UnitedHealth Group, Inc.	523,023	319,148,635
Universal Health Services, Inc., Class B	33,565	6,880,825
Varex Imaging Corp. *	21,739	362,607
Veeva Systems, Inc., Class A *	83,870	19,109,780
Waystar Holding Corp. *	25,229	779,072
Zimmer Biomet Holdings, Inc.	115,599	12,958,648
Zimvie, Inc. *	18,248	269,340
		1,517,349,631

Household & Personal Products 1.2%
Beauty Health Co. *	43,533	64,429
BellRing Brands, Inc. *	74,365	5,834,678
Central Garden & Pet Co. *	5,310	211,072
Central Garden & Pet Co., Class A *	30,357	1,025,763
Church & Dwight Co., Inc.	139,357	15,347,386
Clorox Co.	69,923	11,689,028
Colgate-Palmolive Co.	462,569	44,698,042
Coty, Inc., Class A *	200,565	1,482,175
Edgewell Personal Care Co.	29,218	1,068,794
elf Beauty, Inc. *	31,557	4,087,263
Energizer Holdings, Inc.	38,294	1,459,384
Estee Lauder Cos., Inc., Class A	130,940	9,443,393
Herbalife Ltd. *	54,171	420,909
Interparfums, Inc.	10,272	1,414,044
Kenvue, Inc.	1,085,212	26,131,905
Kimberly-Clark Corp.	190,765	26,583,103
Medifast, Inc. *	7,873	154,862
Nu Skin Enterprises, Inc., Class A	27,783	202,816
Olaplex Holdings, Inc. *	81,446	157,191
Procter & Gamble Co.	1,333,002	238,953,939
Reynolds Consumer Products, Inc.	30,147	834,770
Spectrum Brands Holdings, Inc.	15,263	1,403,433
USANA Health Sciences, Inc. *	5,880	226,556
WD-40 Co.	7,452	2,064,875
		394,959,810

Insurance 2.3%
Aflac, Inc.	285,575	32,555,550
Allstate Corp.	149,466	30,997,754
Ambac Financial Group, Inc. *	23,471	301,368
American Financial Group, Inc.	41,215	6,052,835
SECURITY	NUMBER OF SHARES	VALUE ($)
American International Group, Inc.	364,578	28,028,757
AMERISAFE, Inc.	10,631	627,442
Aon PLC, Class A	123,109	48,202,098
Arch Capital Group Ltd.	211,991	21,351,733
Arthur J Gallagher & Co.	124,129	38,758,039
Assurant, Inc.	29,422	6,681,736
Assured Guaranty Ltd.	28,512	2,659,599
Axis Capital Holdings Ltd.	43,754	4,070,872
Baldwin Insurance Group, Inc., Class A *	37,749	1,848,191
Bowhead Specialty Holdings, Inc. *	4,936	181,842
Brighthouse Financial, Inc. *	34,558	1,806,347
Brown & Brown, Inc.	133,828	15,135,947
Chubb Ltd.	212,806	61,443,476
Cincinnati Financial Corp.	88,325	14,116,985
CNA Financial Corp.	11,814	595,898
CNO Financial Group, Inc.	60,145	2,399,785
Employers Holdings, Inc.	14,696	784,178
Enstar Group Ltd. *	7,141	2,318,683
Erie Indemnity Co., Class A	14,271	6,287,232
Everest Group Ltd.	24,345	9,435,148
F&G Annuities & Life, Inc.	10,387	502,004
Fidelity National Financial, Inc.	146,912	9,312,752
First American Financial Corp.	58,792	4,124,259
Genworth Financial, Inc., Class A *	242,967	1,895,143
Globe Life, Inc.	50,806	5,651,659
Goosehead Insurance, Inc., Class A *	13,466	1,698,332
Hagerty, Inc., Class A *	6,635	78,160
Hanover Insurance Group, Inc.	19,964	3,294,260
Hartford Financial Services Group, Inc.	165,762	20,440,112
HCI Group, Inc.	4,728	576,201
Hippo Holdings, Inc. *	7,900	261,016
Horace Mann Educators Corp.	23,222	972,305
James River Group Holdings Ltd.	15,083	70,739
Kemper Corp.	33,368	2,385,478
Kinsale Capital Group, Inc.	12,502	6,356,517
Lemonade, Inc. *	35,353	1,831,639
Lincoln National Corp.	96,396	3,425,914
Loews Corp.	103,357	8,964,153
Markel Group, Inc. *	7,346	13,097,330
Marsh & McLennan Cos., Inc.	279,063	65,085,863
MBIA, Inc. *	28,826	198,611
Mercury General Corp.	15,341	1,211,325
MetLife, Inc.	333,124	29,391,530
Old Republic International Corp.	135,447	5,278,370
Oscar Health, Inc., Class A *	110,060	1,907,340
Palomar Holdings, Inc. *	15,348	1,662,188
Primerica, Inc.	19,095	5,781,011
Principal Financial Group, Inc.	121,032	10,540,677
ProAssurance Corp. *	31,431	525,526
Progressive Corp.	332,103	89,295,855
Prudential Financial, Inc.	202,231	26,170,714
Reinsurance Group of America, Inc.	37,387	8,539,191
RenaissanceRe Holdings Ltd.	29,521	8,447,434
RLI Corp.	23,764	4,180,088
Ryan Specialty Holdings, Inc.	59,397	4,478,534
Safety Insurance Group, Inc.	8,127	697,622
Selective Insurance Group, Inc.	34,279	3,499,543
Selectquote, Inc. *	92,844	277,604
SiriusPoint Ltd. *	59,202	912,895
Skyward Specialty Insurance Group, Inc. *	16,926	915,866
Stewart Information Services Corp.	15,032	1,128,753
Tiptree, Inc.	11,411	260,057
Travelers Cos., Inc.	128,925	34,299,207
Trupanion, Inc. *	19,538	1,041,571
United Fire Group, Inc.	12,402	379,501
Universal Insurance Holdings, Inc.	14,165	320,554

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Unum Group	97,121	7,468,605
W.R. Berkley Corp.	170,088	10,979,180
White Mountains Insurance Group Ltd.	1,451	2,916,495
Willis Towers Watson PLC	57,548	18,530,456
		767,901,634

Materials 2.5%
AdvanSix, Inc.	15,186	493,089
Air Products & Chemicals, Inc.	126,034	42,136,947
Albemarle Corp.	66,165	7,125,971
Alcoa Corp.	146,479	6,801,020
Alpha Metallurgical Resources, Inc.	6,446	1,582,944
Amcor PLC	821,341	8,739,068
AptarGroup, Inc.	37,364	6,462,477
Arcadium Lithium PLC *	611,597	3,210,884
Arch Resources, Inc.	10,351	1,779,544
Ashland, Inc.	27,099	2,115,348
Aspen Aerogels, Inc. *	35,773	529,440
ATI, Inc. *	69,522	4,183,139
Avery Dennison Corp.	45,707	9,413,357
Avient Corp.	51,756	2,652,495
Axalta Coating Systems Ltd. *	125,633	5,083,111
Balchem Corp.	17,797	3,212,714
Ball Corp.	172,492	10,722,103
Berry Global Group, Inc.	64,868	4,690,605
Cabot Corp.	31,418	3,444,041
Carpenter Technology Corp.	28,723	5,573,411
Celanese Corp.	61,410	4,495,826
Century Aluminum Co. *	30,549	697,434
CF Industries Holdings, Inc.	102,323	9,174,280
Chemours Co.	84,225	1,831,052
Clearwater Paper Corp. *	9,826	266,481
Cleveland-Cliffs, Inc. *	273,205	3,401,402
Coeur Mining, Inc. *	235,166	1,519,172
Commercial Metals Co.	64,676	3,989,862
Compass Minerals International, Inc.	23,366	360,537
Corteva, Inc.	392,510	24,429,822
CRH PLC	386,120	39,488,492
Crown Holdings, Inc.	67,810	6,244,623
Dow, Inc.	396,085	17,510,918
DuPont de Nemours, Inc.	236,838	19,797,288
Eagle Materials, Inc.	19,049	5,884,617
Eastman Chemical Co.	65,859	6,896,755
Ecolab, Inc.	143,776	35,767,156
Ecovyst, Inc. *	57,737	459,009
Element Solutions, Inc.	126,705	3,633,899
FMC Corp.	70,525	4,167,322
Freeport-McMoRan, Inc.	814,020	35,979,684
Gatos Silver, Inc. *	25,789	398,698
Ginkgo Bioworks Holdings, Inc. *(a)	11,414	99,302
Graphic Packaging Holding Co.	168,449	5,068,630
Greif, Inc., Class A	17,742	1,260,214
Hawkins, Inc.	10,277	1,382,359
HB Fuller Co.	30,760	2,365,136
Hecla Mining Co.	357,351	1,972,578
Huntsman Corp.	92,264	1,806,529
Ingevity Corp. *	22,410	1,088,454
Innospec, Inc.	13,637	1,617,485
International Flavors & Fragrances, Inc.	144,250	13,178,680
International Paper Co.	197,175	11,599,805
Ivanhoe Electric, Inc. *	54,891	522,013
Kaiser Aluminum Corp.	8,783	713,882
Knife River Corp. *	31,845	3,295,958
Koppers Holdings, Inc.	11,766	452,520
Kronos Worldwide, Inc.	13,554	153,296
Linde PLC	272,357	125,553,853
SECURITY	NUMBER OF SHARES	VALUE ($)
Louisiana-Pacific Corp.	35,767	4,227,659
LSB Industries, Inc. *	38,534	340,255
LyondellBasell Industries NV, Class A	147,516	12,293,984
Martin Marietta Materials, Inc.	34,773	20,863,800
Materion Corp.	11,336	1,310,668
Mativ Holdings, Inc.	30,343	399,011
Mercer International, Inc.	23,333	143,965
Metallus, Inc. *	21,884	364,806
Minerals Technologies, Inc.	18,123	1,478,293
Mosaic Co.	181,934	4,813,974
MP Materials Corp. *	69,709	1,468,769
Myers Industries, Inc.	21,359	247,764
NewMarket Corp.	4,337	2,314,050
Newmont Corp.	647,619	27,161,141
Nucor Corp.	134,640	20,827,462
O-I Glass, Inc. *	88,241	1,111,837
Olin Corp.	65,221	2,777,762
Orion SA	31,539	580,948
Packaging Corp. of America	50,638	12,601,266
Pactiv Evergreen, Inc.	22,074	299,544
Perimeter Solutions, Inc. *	72,275	925,120
Piedmont Lithium, Inc. *(a)	21,718	272,778
PPG Industries, Inc.	131,301	16,329,905
PureCycle Technologies, Inc. *(a)	73,672	979,469
Quaker Chemical Corp.	7,441	1,173,446
Radius Recycling, Inc., Class A	11,318	224,323
Ramaco Resources, Inc., Class A	18,770	239,318
Ranpak Holdings Corp. *	21,639	168,568
Reliance, Inc.	31,275	10,046,781
Royal Gold, Inc.	37,796	5,528,043
RPM International, Inc.	73,180	10,155,920
Ryerson Holding Corp.	16,065	412,871
Scotts Miracle-Gro Co.	24,724	1,905,973
Sealed Air Corp.	82,207	3,008,776
Sensient Technologies Corp.	23,540	1,827,646
Sherwin-Williams Co.	131,432	52,231,077
Silgan Holdings, Inc.	44,598	2,565,723
Smurfit WestRock PLC	279,534	15,379,961
Sonoco Products Co.	54,812	2,843,647
Steel Dynamics, Inc.	81,432	11,829,627
Stepan Co.	12,000	922,800
Summit Materials, Inc., Class A *	66,636	3,394,438
SunCoke Energy, Inc.	45,737	569,883
Sylvamo Corp.	20,186	1,862,966
TriMas Corp.	23,092	610,091
Tronox Holdings PLC	63,558	769,052
U.S. Lime & Minerals, Inc.	6,371	974,763
U.S. Steel Corp.	127,178	5,185,047
Vulcan Materials Co.	74,613	21,498,244
Warrior Met Coal, Inc.	28,761	2,022,474
Westlake Corp.	18,983	2,437,417
Worthington Steel, Inc.	21,551	966,347
		823,366,183

Media & Entertainment 7.3%
Advantage Solutions, Inc. *	51,474	183,247
Alphabet, Inc., Class A	3,318,126	560,597,388
Alphabet, Inc., Class C	2,720,141	463,756,839
Altice USA, Inc., Class A *	131,847	317,751
AMC Entertainment Holdings, Inc., Class A *	207,216	1,025,719
AMC Networks, Inc., Class A *	20,748	195,446
Angi, Inc. *	49,334	91,761
Atlanta Braves Holdings, Inc., Class C *	27,265	1,100,143
Bumble, Inc., Class A *	50,176	436,029
Cable One, Inc.	2,492	1,047,188
Cardlytics, Inc. *	25,244	102,743

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Cargurus, Inc. *	49,634	1,877,158
Cars.com, Inc. *	35,679	708,942
Charter Communications, Inc., Class A *	55,022	21,841,808
Cinemark Holdings, Inc. *	61,688	2,129,470
Clear Channel Outdoor Holdings, Inc. *	173,800	262,438
Comcast Corp., Class A	2,187,706	94,487,022
EchoStar Corp., Class A *	68,245	1,725,916
Electronic Arts, Inc.	136,121	22,278,924
Emerald Holding, Inc.	11,476	57,036
Endeavor Group Holdings, Inc., Class A (a)	107,715	3,271,305
Eventbrite, Inc., Class A *	48,402	170,375
EverQuote, Inc., Class A *	15,097	289,711
EW Scripps Co., Class A *	37,327	74,654
Fox Corp., Class A	198,010	9,330,231
fuboTV, Inc. *	168,858	271,861
Gannett Co., Inc. *	55,811	289,659
Getty Images Holdings, Inc. *	24,577	71,765
Gray Television, Inc.	48,200	205,814
Grindr, Inc. *	13,892	209,630
IAC, Inc. *	39,329	1,861,442
Ibotta, Inc., Class A *	4,312	315,380
iHeartMedia, Inc., Class A *	65,638	150,311
Integral Ad Science Holding Corp. *	37,551	419,820
Interpublic Group of Cos., Inc.	213,245	6,570,079
John Wiley & Sons, Inc., Class A	24,217	1,263,643
Liberty Broadband Corp., Class C *	71,728	6,106,922
Liberty Media Corp.-Liberty Formula One, Class C *	137,537	12,152,769
Liberty Media Corp.-Liberty Live, Class C *	37,387	2,729,999
Lions Gate Entertainment Corp., Class A *	95,481	786,763
Lionsgate Studios Corp. *(a)	20,052	144,976
Live Nation Entertainment, Inc. *	88,871	12,286,416
Madison Square Garden Entertainment Corp. *	23,590	872,594
Madison Square Garden Sports Corp. *	9,731	2,237,643
Magnite, Inc. *	68,440	1,149,108
Match Group, Inc. *	145,520	4,764,325
MediaAlpha, Inc., Class A *	19,325	244,075
Meta Platforms, Inc., Class A	1,237,317	710,615,899
National CineMedia, Inc. *	54,025	375,474
Netflix, Inc. *	243,138	215,617,210
New York Times Co., Class A	92,091	4,996,858
News Corp., Class A	280,438	8,230,855
Nexstar Media Group, Inc.	17,151	2,925,789
Nextdoor Holdings, Inc. *	81,334	197,642
Omnicom Group, Inc.	110,656	11,598,962
Paramount Global, Class B	348,656	3,782,918
Pinterest, Inc., Class A *	340,504	10,324,081
Playtika Holding Corp.	38,607	325,071
PubMatic, Inc., Class A *	24,127	384,826
QuinStreet, Inc. *	33,167	755,544
Reddit, Inc., Class A *	45,909	6,458,937
ROBLOX Corp., Class A *	298,544	14,966,011
Roku, Inc. *	71,302	4,921,977
Rumble, Inc. *(a)	45,401	322,347
Scholastic Corp.	15,832	417,648
Shutterstock, Inc.	13,237	419,348
Sinclair, Inc.	22,849	418,594
Sirius XM Holdings, Inc.	125,261	3,375,784
Snap, Inc., Class A *	599,923	7,085,091
Sphere Entertainment Co. *	14,533	598,033
Stagwell, Inc. *	58,646	460,958
SECURITY	NUMBER OF SHARES	VALUE ($)
Take-Two Interactive Software, Inc. *	92,330	17,393,125
TechTarget, Inc. *	14,188	455,577
TEGNA, Inc.	94,920	1,781,648
Thryv Holdings, Inc. *	16,923	267,722
TKO Group Holdings, Inc. *	37,595	5,186,606
Trade Desk, Inc., Class A *	252,672	32,480,986
TripAdvisor, Inc. *	60,303	864,142
Trump Media & Technology Group Corp. *(a)	39,355	1,243,618
Vimeo, Inc. *	87,010	568,175
Vivid Seats, Inc., Class A *	57,832	207,039
Walt Disney Co.	1,026,939	120,634,524
Warner Bros Discovery, Inc. *	1,265,465	13,262,073
Warner Music Group Corp., Class A	80,167	2,607,031
Webtoon Entertainment, Inc. *(a)	9,000	110,520
WideOpenWest, Inc. *	30,791	163,500
Yelp, Inc. *	38,920	1,487,522
Ziff Davis, Inc. *	25,956	1,527,511
ZipRecruiter, Inc., Class A *	41,805	370,392
ZoomInfo Technologies, Inc. *	168,316	1,841,377
		2,454,493,183

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
10X Genomics, Inc., Class A *	58,581	931,438
2seventy bio, Inc. *	16,797	67,020
4D Molecular Therapeutics, Inc. *	20,918	163,997
89bio, Inc. *	46,099	414,430
AbbVie, Inc.	1,000,355	182,994,940
Absci Corp. *	65,152	198,714
ACADIA Pharmaceuticals, Inc. *	67,410	1,100,131
ACELYRIN, Inc. *	43,778	199,190
Acrivon Therapeutics, Inc. *	19,708	149,387
Adaptive Biotechnologies Corp. *	57,496	341,526
ADMA Biologics, Inc. *	131,641	2,647,301
Agilent Technologies, Inc.	164,748	22,730,282
Agios Pharmaceuticals, Inc. *	33,383	1,982,616
Akero Therapeutics, Inc. *	37,905	1,216,750
Alector, Inc. *	52,062	134,841
Alkermes PLC *	94,337	2,737,660
Allogene Therapeutics, Inc. *	69,163	171,524
Alnylam Pharmaceuticals, Inc. *	72,725	18,404,516
Alto Neuroscience, Inc. *(a)	17,085	75,345
Alumis, Inc. *(a)	12,992	120,306
Amgen, Inc.	304,207	86,051,034
Amicus Therapeutics, Inc. *	149,006	1,487,080
Amneal Pharmaceuticals, Inc. *	82,906	685,633
Amphastar Pharmaceuticals, Inc. *	21,605	976,330
Amylyx Pharmaceuticals, Inc. *	56,276	311,769
AnaptysBio, Inc. *	9,728	242,811
Anavex Life Sciences Corp. *(a)	47,758	451,791
ANI Pharmaceuticals, Inc. *	8,525	487,886
Anika Therapeutics, Inc. *	7,652	135,593
Annexon, Inc. *	49,980	269,392
Apellis Pharmaceuticals, Inc. *	59,188	2,008,249
Apogee Therapeutics, Inc. *	18,334	827,780
Applied Therapeutics, Inc. *	49,853	101,202
Arbutus Biopharma Corp. *	83,695	289,585
Arcellx, Inc. *	21,767	1,917,020
Arcturus Therapeutics Holdings, Inc. *	13,185	241,813
Arcus Biosciences, Inc. *	29,196	450,786
Arcutis Biotherapeutics, Inc. *	57,006	743,358
Ardelyx, Inc. *	139,423	790,528
ArriVent Biopharma, Inc. *(a)	12,824	384,207
Arrowhead Pharmaceuticals, Inc. *	69,621	1,812,235
ARS Pharmaceuticals, Inc. *	30,463	442,018
Arvinas, Inc. *	38,812	1,037,057
Astria Therapeutics, Inc. *	20,570	213,722

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Atea Pharmaceuticals, Inc. *	46,176	157,922
Avantor, Inc. *	384,953	8,107,110
Avid Bioservices, Inc. *	34,148	419,337
Avidity Biosciences, Inc. *	66,457	2,859,645
Axsome Therapeutics, Inc. *	22,434	2,203,467
Azenta, Inc. *	28,085	1,297,808
Beam Therapeutics, Inc. *	39,054	1,068,908
BioCryst Pharmaceuticals, Inc. *	118,580	889,350
Biogen, Inc. *	81,970	13,166,841
Biohaven Ltd. *	47,577	2,189,018
BioLife Solutions, Inc. *	19,127	525,419
BioMarin Pharmaceutical, Inc. *	107,926	7,126,354
Biomea Fusion, Inc. *	13,966	101,114
Bio-Rad Laboratories, Inc., Class A *	10,867	3,700,540
Bio-Techne Corp.	89,297	6,729,422
Blueprint Medicines Corp. *	36,178	3,486,836
Bridgebio Pharma, Inc. *	85,670	2,320,800
Bristol-Myers Squibb Co.	1,148,966	68,041,767
Bruker Corp.	62,942	3,647,489
C4 Therapeutics, Inc. *	27,023	122,955
CareDx, Inc. *	29,452	722,752
Cargo Therapeutics, Inc. *	20,573	374,017
Caribou Biosciences, Inc. *	76,528	167,596
Cassava Sciences, Inc. *(a)	27,684	106,307
Catalent, Inc. *	102,588	6,269,153
Catalyst Pharmaceuticals, Inc. *	62,640	1,382,465
Celcuity, Inc. *	16,089	205,939
Celldex Therapeutics, Inc. *	36,248	994,645
Century Therapeutics, Inc. *	45,000	77,400
CG oncology, Inc. *	25,463	884,839
Charles River Laboratories International, Inc. *	29,051	5,782,892
Cogent Biosciences, Inc. *	58,820	559,378
Coherus Biosciences, Inc. *	87,994	107,353
Collegium Pharmaceutical, Inc. *	19,395	591,547
Corbus Pharmaceuticals Holdings, Inc. *	6,837	121,835
Corcept Therapeutics, Inc. *	54,131	3,122,276
Crinetics Pharmaceuticals, Inc. *	50,751	2,902,957
CRISPR Therapeutics AG *	48,968	2,505,693
CryoPort, Inc. *	25,524	180,710
Cullinan Therapeutics, Inc. *	29,081	391,139
Cytek Biosciences, Inc. *	62,176	406,009
Cytokinetics, Inc. *	66,058	3,425,768
Danaher Corp.	363,930	87,230,382
Day One Biopharmaceuticals, Inc. *	32,411	451,485
Denali Therapeutics, Inc. *	71,104	1,777,600
Design Therapeutics, Inc. *	26,443	158,658
Dianthus Therapeutics, Inc. *	12,094	290,135
Disc Medicine, Inc. *	11,372	721,553
Dynavax Technologies Corp. *	74,899	963,201
Dyne Therapeutics, Inc. *	42,939	1,314,363
Edgewise Therapeutics, Inc. *	36,722	1,211,826
Editas Medicine, Inc. *	53,084	118,908
Elanco Animal Health, Inc. *	279,018	3,685,828
Eli Lilly & Co.	446,613	355,213,650
Emergent BioSolutions, Inc. *	40,045	405,255
Enanta Pharmaceuticals, Inc. *	10,879	93,559
Enliven Therapeutics, Inc. *	17,530	427,381
Entrada Therapeutics, Inc. *	9,702	192,973
Erasca, Inc. *	145,886	417,234
Evolus, Inc. *	28,089	384,538
Exact Sciences Corp. *	104,680	6,498,534
Exelixis, Inc. *	160,918	5,867,070
Fate Therapeutics, Inc. *	47,332	150,042
Fortrea Holdings, Inc. *	49,565	1,043,343
Fulcrum Therapeutics, Inc. *	29,143	112,201
Generation Bio Co. *	35,536	54,015
Geron Corp. *	304,800	1,255,776
SECURITY	NUMBER OF SHARES	VALUE ($)
Gilead Sciences, Inc.	706,111	65,371,756
Gossamer Bio, Inc. *	170,035	118,701
Gyre Therapeutics, Inc. *(a)	11,209	140,225
Halozyme Therapeutics, Inc. *	71,456	3,444,179
Harmony Biosciences Holdings, Inc. *	19,999	693,365
Harrow, Inc. *	17,102	716,745
Heron Therapeutics, Inc. *	80,893	96,263
Humacyte, Inc. *	42,594	192,525
Ideaya Biosciences, Inc. *	47,083	1,288,191
IGM Biosciences, Inc. *(a)	15,528	155,901
Illumina, Inc. *	90,412	13,032,890
ImmunityBio, Inc. *(a)	79,749	401,935
Immunome, Inc. *	30,903	418,736
Immunovant, Inc. *	37,521	1,058,092
Incyte Corp. *	90,536	6,753,080
Innoviva, Inc. *	32,188	611,250
Insmed, Inc. *	97,384	7,319,381
Intellia Therapeutics, Inc. *	60,237	940,902
Intra-Cellular Therapies, Inc. *	55,793	4,778,670
Ionis Pharmaceuticals, Inc. *	89,133	3,184,722
Iovance Biotherapeutics, Inc. *	121,415	1,131,588
IQVIA Holdings, Inc. *	97,631	19,608,210
Ironwood Pharmaceuticals, Inc. *	74,513	262,286
iTeos Therapeutics, Inc. *	14,018	119,854
Janux Therapeutics, Inc. *	15,312	692,256
Jazz Pharmaceuticals PLC *	34,848	4,237,168
Johnson & Johnson	1,363,588	211,369,776
Keros Therapeutics, Inc. *	18,285	1,055,776
Kodiak Sciences, Inc. *	20,592	137,349
Krystal Biotech, Inc. *	13,874	2,739,005
Kura Oncology, Inc. *	46,348	511,682
Kymera Therapeutics, Inc. *	25,223	1,181,698
Kyverna Therapeutics, Inc. *	8,503	49,062
LENZ Therapeutics, Inc.	9,125	324,850
Lexicon Pharmaceuticals, Inc. *(a)	133,668	107,429
Ligand Pharmaceuticals, Inc. *	9,565	1,161,861
Liquidia Corp. *	25,422	293,624
Longboard Pharmaceuticals, Inc. *	17,625	1,057,147
MacroGenics, Inc. *	33,993	122,035
Madrigal Pharmaceuticals, Inc. *	9,713	3,187,709
MannKind Corp. *	146,106	990,599
Maravai LifeSciences Holdings, Inc., Class A *	63,328	359,070
Medpace Holdings, Inc. *	14,346	4,886,678
Merck & Co., Inc.	1,435,353	145,889,279
Mesa Laboratories, Inc.	2,759	323,189
Mettler-Toledo International, Inc. *	11,953	14,955,594
MiMedx Group, Inc. *	63,685	589,086
Mind Medicine MindMed, Inc. *	44,517	363,704
Mineralys Therapeutics, Inc. *	17,706	226,106
Mirum Pharmaceuticals, Inc. *	22,951	1,060,795
Moderna, Inc. *	191,736	8,256,152
Monte Rosa Therapeutics, Inc. *	16,102	166,817
Myriad Genetics, Inc. *	53,317	867,468
Natera, Inc. *	70,127	11,765,908
Nektar Therapeutics *	124,205	141,594
Neumora Therapeutics, Inc. *	47,945	476,573
Neurocrine Biosciences, Inc. *	57,303	7,263,155
Novavax, Inc. *	94,594	824,860
Nurix Therapeutics, Inc. *	30,918	683,597
Nuvalent, Inc., Class A *	20,960	2,026,413
Nuvation Bio, Inc. *	74,084	214,844
Ocular Therapeutix, Inc. *	71,979	711,872
Olema Pharmaceuticals, Inc. *	27,764	280,972
Omeros Corp. *	34,652	393,300
OmniAb, Inc. *	57,330	224,160
Organogenesis Holdings, Inc. *	45,161	174,773
Organon & Co.	143,808	2,282,233
ORIC Pharmaceuticals, Inc. *	26,264	260,014

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Pacific Biosciences of California, Inc. *(a)	168,108	321,086
Pacira BioSciences, Inc. *	25,914	438,206
Perrigo Co. PLC	76,910	2,195,011
Perspective Therapeutics, Inc. *	29,847	129,834
Pfizer, Inc.	3,206,167	84,033,637
Phathom Pharmaceuticals, Inc. *	21,727	192,718
Phibro Animal Health Corp., Class A	11,372	265,764
Pliant Therapeutics, Inc. *	33,441	461,486
Poseida Therapeutics, Inc. *	28,889	268,957
Praxis Precision Medicines, Inc. *	9,320	747,184
Precigen, Inc. *	104,368	97,281
Prelude Therapeutics, Inc. *	9,452	9,925
Prestige Consumer Healthcare, Inc. *	27,573	2,337,363
Prime Medicine, Inc. *(a)	42,068	138,404
ProKidney Corp. *(a)	62,296	124,592
Protagonist Therapeutics, Inc. *	35,281	1,545,308
Prothena Corp. PLC *	22,677	367,594
PTC Therapeutics, Inc. *	45,671	2,004,043
Quanterix Corp. *	20,390	251,409
Rapport Therapeutics, Inc. *(a)	7,541	172,236
Recursion Pharmaceuticals, Inc., Class A *(a)	160,304	1,133,349
Regeneron Pharmaceuticals, Inc. *	60,153	45,127,984
REGENXBIO, Inc. *	22,404	222,248
Relay Therapeutics, Inc. *	82,454	387,534
Repligen Corp. *	29,713	4,472,995
Replimune Group, Inc. *	30,243	425,821
Revance Therapeutics, Inc. *	61,219	221,001
REVOLUTION Medicines, Inc. *	89,426	5,173,294
Revvity, Inc.	70,321	8,167,081
Rhythm Pharmaceuticals, Inc. *	29,733	1,844,635
Rocket Pharmaceuticals, Inc. *	40,062	576,492
Roivant Sciences Ltd. *	248,175	3,154,304
Royalty Pharma PLC, Class A	216,794	5,779,728
Sage Therapeutics, Inc. *	33,996	185,958
Sana Biotechnology, Inc. *	61,600	171,248
Sangamo Therapeutics, Inc. *	128,293	289,942
Sarepta Therapeutics, Inc. *	53,490	7,132,357
Savara, Inc. *	64,743	217,536
Scholar Rock Holding Corp. *	40,249	1,605,935
Scilex Holding Co. *(c)	38,288	18,482
Seres Therapeutics, Inc. *	57,154	56,011
SIGA Technologies, Inc.	21,784	158,588
Soleno Therapeutics, Inc. *	13,385	705,523
Sotera Health Co. *	85,644	1,127,931
SpringWorks Therapeutics, Inc. *	42,241	1,752,157
Spyre Therapeutics, Inc. *	27,907	793,396
Standard BioTools, Inc. *	174,058	320,267
Stoke Therapeutics, Inc. *	24,792	300,231
Summit Therapeutics, Inc. *	80,182	1,480,160
Supernus Pharmaceuticals, Inc. *	31,398	1,148,225
Syndax Pharmaceuticals, Inc. *	51,672	863,956
Tango Therapeutics, Inc. *	29,608	116,656
Tarsus Pharmaceuticals, Inc. *	21,430	1,124,003
TG Therapeutics, Inc. *	73,763	2,566,952
Theravance Biopharma, Inc. *	15,785	146,011
Thermo Fisher Scientific, Inc.	216,423	114,624,113
Third Harmonic Bio, Inc. *	6,349	81,013
Travere Therapeutics, Inc. *	36,439	685,418
Twist Bioscience Corp. *	32,111	1,579,219
Tyra Biosciences, Inc. *	13,115	205,643
Ultragenyx Pharmaceutical, Inc. *	51,429	2,449,563
uniQure NV *	24,664	147,244
United Therapeutics Corp. *	25,087	9,294,483
Vanda Pharmaceuticals, Inc. *	29,424	151,534
Vaxcyte, Inc. *	63,902	6,028,515
Ventyx Biosciences, Inc. *	27,772	74,429
Vera Therapeutics, Inc. *	30,499	1,517,325
SECURITY	NUMBER OF SHARES	VALUE ($)
Veracyte, Inc. *	41,316	1,774,522
Vericel Corp. *	26,710	1,552,919
Vertex Pharmaceuticals, Inc. *	146,255	68,466,353
Verve Therapeutics, Inc. *	46,989	263,608
Viatris, Inc.	672,146	8,798,391
Viking Therapeutics, Inc. *	63,382	3,355,443
Vir Biotechnology, Inc. *	53,065	422,397
Viridian Therapeutics, Inc. *	35,761	770,650
Waters Corp. *	33,643	12,943,135
WaVe Life Sciences Ltd. *	62,983	951,043
West Pharmaceutical Services, Inc.	41,050	13,369,164
Xencor, Inc. *	33,821	865,818
Y-mAbs Therapeutics, Inc. *	17,446	207,956
Zoetis, Inc.	256,912	45,023,828
Zura Bio Ltd. *(a)	6,798	20,734
		2,026,046,243

Real Estate Management & Development 0.2%
Anywhere Real Estate, Inc. *	63,352	310,425
CBRE Group, Inc., Class A *	170,768	23,905,812
Compass, Inc., Class A *	235,574	1,670,220
CoStar Group, Inc. *	232,342	18,898,698
Cushman & Wakefield PLC *	130,608	1,998,302
eXp World Holdings, Inc.	48,288	668,789
Forestar Group, Inc. *	11,870	354,319
FRP Holdings, Inc. *	7,078	225,647
Howard Hughes Holdings, Inc. *	17,571	1,524,109
Jones Lang LaSalle, Inc. *	26,902	7,548,701
Kennedy-Wilson Holdings, Inc.	69,082	799,970
Marcus & Millichap, Inc.	13,834	575,633
Newmark Group, Inc., Class A	82,229	1,272,905
Opendoor Technologies, Inc. *	360,532	843,645
RE/MAX Holdings, Inc., Class A *	10,296	135,495
Redfin Corp. *	70,822	672,101
RMR Group, Inc., Class A	7,974	177,023
Seaport Entertainment Group, Inc. *	4,944	167,354
Seritage Growth Properties, Class A *	24,875	113,430
St. Joe Co.	20,645	1,054,547
Star Holdings *	7,729	86,951
Tejon Ranch Co. *	14,392	231,999
Zillow Group, Inc., Class C *	115,116	9,751,476
		72,987,551

Semiconductors & Semiconductor Equipment 9.9%
ACM Research, Inc., Class A *	26,172	449,897
Advanced Micro Devices, Inc. *	917,113	125,804,976
Aehr Test Systems *(a)	14,373	170,895
Allegro MicroSystems, Inc. *	89,662	1,948,355
Alpha & Omega Semiconductor Ltd. *	12,070	500,543
Ambarella, Inc. *	21,260	1,521,153
Amkor Technology, Inc.	65,346	1,727,748
Analog Devices, Inc.	281,140	61,302,577
Applied Materials, Inc.	468,917	81,924,489
Astera Labs, Inc. *	12,503	1,290,935
Axcelis Technologies, Inc. *	17,933	1,331,346
Broadcom, Inc.	2,636,732	427,361,523
CEVA, Inc. *	12,725	378,441
Cirrus Logic, Inc. *	29,932	3,126,397
Cohu, Inc. *	26,430	697,752
Credo Technology Group Holding Ltd. *	80,737	3,952,883
Diodes, Inc. *	25,249	1,641,185
Enphase Energy, Inc. *	76,071	5,427,666
Entegris, Inc.	85,758	9,058,617
First Solar, Inc. *	60,367	12,029,332
FormFactor, Inc. *	43,489	1,742,169
Ichor Holdings Ltd. *	20,572	673,939

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Impinj, Inc. *	12,929	2,485,083
indie Semiconductor, Inc., Class A *	90,692	474,319
Intel Corp.	2,412,283	58,015,406
KLA Corp.	76,128	49,257,100
Kulicke & Soffa Industries, Inc.	31,807	1,540,095
Lam Research Corp.	736,857	54,438,995
Lattice Semiconductor Corp. *	78,753	4,469,233
MACOM Technology Solutions Holdings, Inc. *	32,976	4,379,872
Marvell Technology, Inc.	488,984	45,323,927
MaxLinear, Inc. *	42,075	636,595
Microchip Technology, Inc.	302,750	20,638,467
Micron Technology, Inc.	628,542	61,565,689
MKS Instruments, Inc.	38,030	4,321,729
Monolithic Power Systems, Inc.	27,675	15,709,437
Navitas Semiconductor Corp. *(a)	62,764	172,601
NVIDIA Corp.	13,932,263	1,926,135,360
NXP Semiconductors NV	144,402	33,121,487
ON Semiconductor Corp. *	241,207	17,154,642
Onto Innovation, Inc. *	27,739	4,554,189
PDF Solutions, Inc. *	16,361	517,008
Penguin Solutions, Inc. *	28,956	525,262
Photronics, Inc. *	35,550	885,550
Power Integrations, Inc.	32,235	2,111,715
Qorvo, Inc. *	53,488	3,693,346
QUALCOMM, Inc.	630,712	99,986,773
Rambus, Inc. *	61,326	3,545,256
Rigetti Computing, Inc. *	56,101	171,108
Semtech Corp. *	42,601	2,728,168
Silicon Laboratories, Inc. *	18,518	2,049,017
SiTime Corp. *	10,397	2,208,115
SkyWater Technology, Inc. *	16,425	130,414
Skyworks Solutions, Inc.	91,162	7,984,880
SolarEdge Technologies, Inc. *	32,176	508,381
Synaptics, Inc. *	23,361	1,874,487
Teradyne, Inc.	92,809	10,208,990
Texas Instruments, Inc.	517,738	104,080,870
Ultra Clean Holdings, Inc. *	24,390	937,308
Universal Display Corp.	25,088	4,127,478
Veeco Instruments, Inc. *	32,588	908,228
Wolfspeed, Inc. *	70,352	673,972
		3,298,313,370

Software & Services 11.5%
8x8, Inc. *	96,532	299,249
A10 Networks, Inc.	47,143	803,788
Accenture PLC, Class A	354,780	128,561,629
ACI Worldwide, Inc. *	60,561	3,441,076
Adeia, Inc.	58,958	714,571
Adobe, Inc. *	251,105	129,552,603
Agilysys, Inc. *	12,625	1,695,537
Akamai Technologies, Inc. *	85,938	8,079,891
Alarm.com Holdings, Inc. *	28,488	1,855,708
Alkami Technology, Inc. *	37,268	1,470,968
Altair Engineering, Inc., Class A *	33,140	3,499,915
Amplitude, Inc., Class A *	50,206	519,130
ANSYS, Inc. *	49,335	17,321,518
Appfolio, Inc., Class A *	12,959	3,288,346
Appian Corp., Class A *	23,706	897,272
Applied Digital Corp. *	61,235	618,474
AppLovin Corp., Class A *	121,127	40,789,517
Asana, Inc., Class A *	48,615	744,296
ASGN, Inc. *	25,480	2,332,694
Aspen Technology, Inc. *	14,825	3,706,250
Atlassian Corp., Class A *	90,300	23,801,274
Aurora Innovation, Inc. *	569,358	3,683,746
Autodesk, Inc. *	121,733	35,533,863
AvePoint, Inc. *	61,941	1,093,259
SECURITY	NUMBER OF SHARES	VALUE ($)
Bentley Systems, Inc., Class B	88,017	4,356,841
BigCommerce Holdings, Inc. *	40,468	298,249
Bill Holdings, Inc. *	55,644	5,020,202
Blackbaud, Inc. *	21,674	1,819,316
BlackLine, Inc. *	28,760	1,783,408
Blend Labs, Inc., Class A *	108,134	552,565
Box, Inc., Class A *	80,775	2,834,395
Braze, Inc., Class A *	34,412	1,366,845
C3.ai, Inc., Class A *	62,505	2,323,936
Cadence Design Systems, Inc. *	154,647	47,447,246
CCC Intelligent Solutions Holdings, Inc. *	237,719	2,995,259
Cipher Mining, Inc. *	124,529	834,344
Cleanspark, Inc. *	141,799	2,034,816
Clear Secure, Inc., Class A	56,258	1,455,957
Clearwater Analytics Holdings, Inc., Class A *	104,026	3,228,967
Cloudflare, Inc., Class A *	171,045	17,075,422
Cognizant Technology Solutions Corp., Class A	282,212	22,715,244
CommVault Systems, Inc. *	24,234	4,158,312
Confluent, Inc., Class A *	141,042	4,349,735
Consensus Cloud Solutions, Inc. *	9,745	243,138
Core Scientific, Inc. *	146,463	2,618,758
Couchbase, Inc. *	19,479	399,514
Crowdstrike Holdings, Inc., Class A *	130,766	45,241,113
CS Disco, Inc. *	18,160	107,507
Daily Journal Corp. *	480	270,965
Datadog, Inc., Class A *	175,478	26,804,264
Digimarc Corp. *	7,514	254,649
Digital Turbine, Inc. *	37,570	54,101
DigitalOcean Holdings, Inc. *	36,673	1,396,508
DocuSign, Inc. *	116,094	9,251,531
Dolby Laboratories, Inc., Class A	32,935	2,579,469
Domo, Inc., Class B *	20,483	191,721
DoubleVerify Holdings, Inc. *	77,943	1,584,581
Dropbox, Inc., Class A *	131,989	3,650,816
DXC Technology Co. *	104,590	2,353,275
Dynatrace, Inc. *	168,748	9,481,950
E2open Parent Holdings, Inc. *	131,541	399,885
Elastic NV *	48,347	5,292,063
Enfusion, Inc., Class A *	23,641	234,992
EPAM Systems, Inc. *	32,306	7,880,080
EverCommerce, Inc. *	15,845	192,517
Expensify, Inc., Class A *	51,932	169,298
Fair Isaac Corp. *	13,870	32,941,666
Fastly, Inc., Class A *	80,209	680,172
Five9, Inc. *	43,724	1,804,927
Fortinet, Inc. *	359,396	34,160,590
Freshworks, Inc., Class A *	108,393	1,733,204
Gartner, Inc. *	43,561	22,561,549
Gen Digital, Inc.	307,754	9,494,211
Gitlab, Inc., Class A *	65,596	4,181,745
GoDaddy, Inc., Class A *	79,898	15,785,448
Grid Dynamics Holdings, Inc. *	31,017	567,611
Guidewire Software, Inc. *	46,800	9,495,252
Hackett Group, Inc.	13,157	412,340
HashiCorp, Inc., Class A *	88,166	2,964,141
HubSpot, Inc. *	29,051	20,947,224
Hut 8 Corp. *	46,589	1,305,424
iLearningEngines Holdings, Inc. *(a)	37,057	51,139
Informatica, Inc., Class A *	46,796	1,241,030
Intapp, Inc. *	27,679	1,731,321
InterDigital, Inc.	14,700	2,880,612
International Business Machines Corp.	521,915	118,688,690
Intuit, Inc.	158,180	101,508,851
Jamf Holding Corp. *	31,877	465,404
Kaltura, Inc. *	39,054	86,700

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Klaviyo, Inc., Class A *	41,256	1,532,248
Kyndryl Holdings, Inc. *	128,895	4,473,945
LiveRamp Holdings, Inc. *	36,062	1,094,842
Manhattan Associates, Inc. *	34,738	9,915,615
MARA Holdings, Inc. *	167,660	4,597,237
Matterport, Inc. *	169,768	808,096
Meridianlink, Inc. *	17,375	405,706
Microsoft Corp.	4,209,616	1,782,603,991
MicroStrategy, Inc., Class A *	99,702	38,631,534
MongoDB, Inc. *	41,389	13,347,539
N-able, Inc. *	39,404	411,378
nCino, Inc. *	52,998	2,225,386
NCR Voyix Corp. *	80,954	1,174,643
NextNav, Inc. *	38,691	672,836
Nutanix, Inc., Class A *	138,013	9,009,489
Okta, Inc. *	91,786	7,118,922
Olo, Inc., Class A *	62,440	455,188
ON24, Inc. *	23,545	155,632
OneSpan, Inc. *	20,734	375,700
Onestream, Inc. *	24,379	728,688
Oracle Corp.	905,280	167,331,955
PagerDuty, Inc. *	53,447	1,135,214
Palantir Technologies, Inc., Class A *	1,142,334	76,627,765
Palo Alto Networks, Inc. *	183,385	71,120,371
Pegasystems, Inc.	24,161	2,294,570
Procore Technologies, Inc. *	60,800	4,936,960
Progress Software Corp.	24,030	1,643,892
PROS Holdings, Inc. *	22,995	532,794
PTC, Inc. *	67,792	13,562,468
Q2 Holdings, Inc. *	33,271	3,484,805
Qualys, Inc. *	20,543	3,155,405
QXO, Inc.	139,020	2,313,293
Rackspace Technology, Inc. *	37,107	99,447
Rapid7, Inc. *	34,291	1,460,797
RingCentral, Inc., Class A *	48,158	1,812,186
Riot Platforms, Inc. *	152,772	1,932,566
Roper Technologies, Inc.	60,685	34,374,411
Rubrik, Inc., Class A *	31,981	1,625,274
Salesforce, Inc.	548,649	181,048,684
Samsara, Inc., Class A *	116,116	6,211,045
SEMrush Holdings, Inc., Class A *	17,224	234,246
SentinelOne, Inc., Class A *	159,370	4,454,391
ServiceNow, Inc. *	116,610	122,375,198
Smartsheet, Inc., Class A *	77,885	4,357,666
Snowflake, Inc., Class A *	189,862	33,187,878
SolarWinds Corp.	26,906	359,195
SoundHound AI, Inc., Class A *(a)	178,450	1,661,369
Sprinklr, Inc., Class A *	69,392	571,790
Sprout Social, Inc., Class A *	27,519	881,158
SPS Commerce, Inc. *	21,232	4,099,262
Synopsys, Inc. *	86,544	48,333,959
Telos Corp. *	25,850	87,890
Tenable Holdings, Inc. *	66,645	2,797,757
Teradata Corp. *	56,944	1,759,570
Terawulf, Inc. *	174,969	1,380,505
Tucows, Inc., Class A *	7,627	134,922
Twilio, Inc., Class A *	91,407	9,555,688
Tyler Technologies, Inc. *	24,067	15,142,234
UiPath, Inc., Class A *	253,598	3,603,628
Unisys Corp. *	35,897	286,458
Unity Software, Inc. *	165,211	3,983,237
Varonis Systems, Inc. *	62,664	3,130,693
Verint Systems, Inc. *	35,619	897,599
VeriSign, Inc. *	47,688	8,926,240
Vertex, Inc., Class A *	29,914	1,622,834
Weave Communications, Inc. *	27,899	381,379
Workday, Inc., Class A *	120,326	30,080,297
Workiva, Inc. *	29,861	2,903,982
Xperi, Inc. *	25,564	242,091
SECURITY	NUMBER OF SHARES	VALUE ($)
Yext, Inc. *	58,411	482,475
Zeta Global Holdings Corp., Class A *	114,225	2,432,992
Zoom Communications, Inc., Class A *	149,657	12,375,137
Zscaler, Inc. *	53,057	10,961,046
Zuora, Inc., Class A *	88,249	876,313
		3,838,301,175

Technology Hardware & Equipment 8.1%
908 Devices, Inc. *	20,182	55,299
ADTRAN Holdings, Inc. *	39,363	334,585
Advanced Energy Industries, Inc.	20,989	2,414,575
Aeva Technologies, Inc. *	16,296	74,962
Amphenol Corp., Class A	682,493	49,583,116
Apple, Inc.	8,610,844	2,043,611,606
Arista Networks, Inc. *	146,011	59,254,184
Arlo Technologies, Inc. *	53,070	595,445
Arrow Electronics, Inc. *	29,897	3,592,423
Avnet, Inc.	51,012	2,790,867
Badger Meter, Inc.	16,225	3,517,904
Bel Fuse, Inc., Class B	6,025	483,084
Belden, Inc.	22,337	2,734,049
Benchmark Electronics, Inc.	20,116	975,425
Calix, Inc. *	33,201	1,080,029
CDW Corp.	75,717	13,320,892
Ciena Corp. *	82,223	5,732,588
Cisco Systems, Inc.	2,280,700	135,040,247
Clearfield, Inc. *	6,807	208,294
Cognex Corp.	97,834	3,911,403
Coherent Corp. *	86,865	8,700,398
CommScope Holding Co., Inc. *	132,779	633,356
Corning, Inc.	436,788	21,258,472
Corsair Gaming, Inc. *	25,300	185,955
Crane NXT Co.	26,559	1,664,718
CTS Corp.	17,456	958,509
Daktronics, Inc. *	22,690	349,426
Dell Technologies, Inc., Class C	162,932	20,788,494
Diebold Nixdorf, Inc. *	21,264	982,822
Digi International, Inc. *	20,614	684,797
ePlus, Inc. *	14,708	1,189,289
Evolv Technologies Holdings, Inc. *	62,926	254,850
Extreme Networks, Inc. *	72,423	1,202,222
F5, Inc. *	32,620	8,166,417
Fabrinet *	20,344	4,772,295
FARO Technologies, Inc. *	10,404	273,105
Flex Ltd. *	224,811	8,760,885
Harmonic, Inc. *	63,488	813,916
Hewlett Packard Enterprise Co.	736,133	15,620,742
HP, Inc.	554,683	19,652,419
Infinera Corp. *(a)	116,678	771,242
Insight Enterprises, Inc. *	15,635	2,446,096
IonQ, Inc. *(a)	118,022	4,307,803
IPG Photonics Corp. *	16,017	1,249,967
Itron, Inc. *	25,419	3,012,914
Jabil, Inc.	64,407	8,748,403
Juniper Networks, Inc.	187,176	6,723,362
Keysight Technologies, Inc. *	98,475	16,823,469
Kimball Electronics, Inc. *	14,244	279,325
Knowles Corp. *	53,462	1,040,371
Lightwave Logic, Inc. *(a)	93,571	268,549
Littelfuse, Inc.	13,805	3,405,279
Lumentum Holdings, Inc. *	38,537	3,351,563
Methode Electronics, Inc.	20,287	221,534
MicroVision, Inc. *(a)	97,591	87,832
Mirion Technologies, Inc. *	103,120	1,739,634
Motorola Solutions, Inc.	94,428	47,185,672
Napco Security Technologies, Inc.	21,098	827,675
NetApp, Inc.	116,190	14,249,542

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
NETGEAR, Inc. *	16,629	409,073
NetScout Systems, Inc. *	43,000	940,840
nLight, Inc. *	24,741	268,687
Novanta, Inc. *	20,390	3,404,722
OSI Systems, Inc. *	8,639	1,532,559
Ouster, Inc. *	27,594	272,629
PAR Technology Corp. *	20,417	1,656,635
PC Connection, Inc.	6,985	506,971
Plexus Corp. *	15,143	2,489,509
Pure Storage, Inc., Class A *	174,787	9,261,963
Ribbon Communications, Inc. *	51,081	199,727
Rogers Corp. *	9,462	980,074
Sanmina Corp. *	30,280	2,404,535
ScanSource, Inc. *	13,215	666,168
Seagate Technology Holdings PLC	119,027	12,061,006
SmartRent, Inc. *	106,935	189,275
Super Micro Computer, Inc. *	286,588	9,354,232
TD SYNNEX Corp.	42,645	5,074,329
TE Connectivity PLC	171,524	25,920,707
Teledyne Technologies, Inc. *	26,377	12,799,703
Trimble, Inc. *	139,235	10,159,978
TTM Technologies, Inc. *	59,477	1,450,049
Ubiquiti, Inc.	2,659	921,317
Viasat, Inc. *	43,260	403,616
Viavi Solutions, Inc. *	126,553	1,257,937
Vishay Intertechnology, Inc.	62,533	1,194,380
Vontier Corp.	88,421	3,471,408
Western Digital Corp. *	184,782	13,487,238
Xerox Holdings Corp.	65,021	594,292
Zebra Technologies Corp., Class A *	29,218	11,891,726
		2,698,189,581

Telecommunication Services 0.9%
Anterix, Inc. *	11,166	387,460
AST SpaceMobile, Inc., Class A *	78,788	1,875,942
AT&T, Inc.	4,061,066	94,054,288
ATN International, Inc.	5,570	110,175
Bandwidth, Inc., Class A *	12,880	270,866
Cogent Communications Holdings, Inc.	23,858	1,960,889
Consolidated Communications Holdings, Inc. *	42,426	198,129
Frontier Communications Parent, Inc. *	124,443	4,331,861
GCI Liberty, Inc. *(c)	47,809	0
Globalstar, Inc. *	421,740	822,393
Gogo, Inc. *	38,157	306,401
IDT Corp., Class B	11,647	601,451
Iridium Communications, Inc.	65,328	1,941,548
Liberty Global Ltd., Class C *	186,426	2,725,548
Liberty Latin America Ltd., Class C *	90,338	624,236
Lumen Technologies, Inc. *	579,452	4,253,178
Shenandoah Telecommunications Co.	29,036	387,050
Telephone & Data Systems, Inc.	57,212	1,955,506
T-Mobile U.S., Inc.	277,374	68,494,736
U.S. Cellular Corp. *	7,821	496,321
Verizon Communications, Inc.	2,383,787	105,697,116
		291,495,094

Transportation 1.6%
Air Transport Services Group, Inc. *	31,543	692,684
Alaska Air Group, Inc. *	71,138	3,741,859
Allegiant Travel Co.	8,571	701,451
American Airlines Group, Inc. *	371,602	5,395,661
ArcBest Corp.	13,273	1,530,111
Avis Budget Group, Inc.	8,764	955,890
SECURITY	NUMBER OF SHARES	VALUE ($)
CH Robinson Worldwide, Inc.	65,949	6,962,895
Covenant Logistics Group, Inc., Class A	4,422	256,830
CSX Corp.	1,098,317	40,143,486
Delta Air Lines, Inc.	363,157	23,176,680
Expeditors International of Washington, Inc.	80,200	9,755,528
FedEx Corp.	127,621	38,627,048
Forward Air Corp. *	10,903	400,031
Frontier Group Holdings, Inc. *	59,394	346,267
FTAI Infrastructure, Inc.	60,063	519,545
Genco Shipping & Trading Ltd.	24,986	396,528
GXO Logistics, Inc. *	67,866	4,128,289
Heartland Express, Inc.	26,603	339,720
Hertz Global Holdings, Inc. *	88,622	436,020
Hub Group, Inc., Class A	36,142	1,866,373
JB Hunt Transport Services, Inc.	45,274	8,561,766
JetBlue Airways Corp. *	161,479	964,030
Joby Aviation, Inc. *	269,524	2,412,240
Kirby Corp. *	32,463	4,106,894
Knight-Swift Transportation Holdings, Inc.	92,179	5,471,746
Landstar System, Inc.	20,228	3,760,790
Lyft, Inc., Class A *	200,072	3,473,250
Marten Transport Ltd.	32,999	573,523
Matson, Inc.	19,027	2,914,556
Norfolk Southern Corp.	128,059	35,325,075
Old Dominion Freight Line, Inc.	107,253	24,146,940
Proficient Auto Logistics, Inc. *	11,746	122,393
RXO, Inc. *	77,486	2,336,203
Ryder System, Inc.	24,063	4,062,797
Saia, Inc. *	15,048	8,563,516
Schneider National, Inc., Class B	26,799	900,714
SkyWest, Inc. *	22,397	2,569,832
Southwest Airlines Co.	340,016	11,002,918
Sun Country Airlines Holdings, Inc. *	22,751	327,387
Uber Technologies, Inc. *	1,189,969	85,630,169
U-Haul Holding Co., Non Voting Shares	62,025	3,872,841
Union Pacific Corp.	345,483	84,525,871
United Airlines Holdings, Inc. *	186,889	18,096,462
United Parcel Service, Inc., Class B	414,854	56,303,985
Universal Logistics Holdings, Inc.	3,740	194,891
Werner Enterprises, Inc.	36,105	1,475,972
Wheels Up Experience, Inc. *(a)	72,466	181,165
XPO, Inc. *	66,447	10,127,187
		522,378,009

Utilities 2.3%
AES Corp.	400,099	5,217,291
ALLETE, Inc.	31,995	2,075,836
Alliant Energy Corp.	145,152	9,173,606
Altus Power, Inc. *	41,487	179,224
Ameren Corp.	151,524	14,302,350
American Electric Power Co., Inc.	301,445	30,102,298
American States Water Co.	20,755	1,770,609
American Water Works Co., Inc.	109,821	15,038,888
Atmos Energy Corp.	88,424	13,380,320
Avangrid, Inc.	39,601	1,429,596
Avista Corp.	43,032	1,664,908
Black Hills Corp.	39,964	2,560,494
California Water Service Group	34,539	1,768,051
CenterPoint Energy, Inc.	366,128	11,943,095
Chesapeake Utilities Corp.	12,050	1,587,588
Clearway Energy, Inc., Class C	65,199	1,922,719
CMS Energy Corp.	171,500	11,955,265
Consolidated Edison, Inc.	197,618	19,878,395
Constellation Energy Corp.	177,290	45,485,522

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Dominion Energy, Inc.	475,823	27,954,601
DTE Energy Co.	116,935	14,708,084
Duke Energy Corp.	437,420	51,200,011
Edison International	219,236	19,237,959
Entergy Corp.	121,051	18,904,535
Essential Utilities, Inc.	143,900	5,760,317
Evergy, Inc.	129,789	8,388,263
Eversource Energy	203,017	13,092,566
Exelon Corp.	567,096	22,434,318
FirstEnergy Corp.	290,965	12,380,561
Hawaiian Electric Industries, Inc. *	92,860	964,815
IDACORP, Inc.	30,168	3,574,003
MDU Resources Group, Inc.	114,023	2,285,021
MGE Energy, Inc.	20,338	2,120,847
Middlesex Water Co.	9,815	642,245
Montauk Renewables, Inc. *	33,876	149,732
National Fuel Gas Co.	51,596	3,300,596
New Jersey Resources Corp.	57,234	2,952,130
NextEra Energy, Inc.	1,164,794	91,634,344
NiSource, Inc.	252,386	9,613,383
Northwest Natural Holding Co.	20,399	893,884
Northwestern Energy Group, Inc.	33,635	1,857,997
NRG Energy, Inc.	116,138	11,800,782
OGE Energy Corp.	112,703	4,954,424
Oklo, Inc. *(a)	41,263	971,331
ONE Gas, Inc.	32,025	2,496,989
Ormat Technologies, Inc.	30,265	2,470,229
Otter Tail Corp.	22,999	1,854,639
PG&E Corp.	1,210,702	26,187,484
Pinnacle West Capital Corp.	64,378	6,032,219
Portland General Electric Co.	57,782	2,768,913
PPL Corp.	418,265	14,609,996
Public Service Enterprise Group, Inc.	282,177	26,609,291
Sempra	359,055	33,632,682
SJW Group	17,281	962,897
Southern Co.	619,718	55,235,465
Southwest Gas Holdings, Inc.	33,689	2,633,132
Spire, Inc.	32,434	2,373,845
Sunnova Energy International, Inc. *(a)	63,650	352,621
Talen Energy Corp. *	28,713	6,156,354
TXNM Energy, Inc.	49,751	2,440,287
UGI Corp.	124,485	3,780,609
Unitil Corp.	8,367	502,187
Vistra Corp.	194,593	31,103,745
WEC Energy Group, Inc.	178,798	18,067,538
Xcel Energy, Inc.	315,994	22,928,525
York Water Co.	7,252	259,912
		786,672,363
Total Common Stocks (Cost $16,479,885,165)		33,352,241,728

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)	15,642,948	15,642,948
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)(e)	29,220,900	29,220,900
		44,863,848
Total Short-Term Investments (Cost $44,863,848)		44,863,848
Total Investments in Securities (Cost $16,524,749,013)		33,397,105,576

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	175	52,950,625	758,136

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $29,213,060.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Broad Market ETF
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended November 30, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2024, and/or Value at November 30, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/24	BALANCE OF SHARES HELD AT 11/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Tupperware Brands Corp.	$27,290	$42	($1,253 )	($49,977 )	$23,898	$—	—	$—

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	439,287	4,567	(346)	237	(112,089)	—	127,560	1,270

Financial Services 0.2%
Charles Schwab Corp.	54,379,072	911,538	(540,526)	(81,609)	14,807,469	69,475,944	839,487	208,525

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	329,741	3,394	(199)	156	72,163	—	40,045	—
Total	$55,175,390	$919,541	($542,324 )	($131,193 )	$14,791,441	$69,475,944		$209,795

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$29,517,350,760	$—	$—	$29,517,350,760
Health Care Equipment & Services	1,517,349,631	—	0 *	1,517,349,631
Pharmaceuticals, Biotechnology & Life Sciences	2,026,027,761	—	18,482	2,026,046,243
Telecommunication Services	291,495,094	—	0 *	291,495,094
Short-Term Investments [1]	44,863,848	—	—	44,863,848
Futures Contracts [2]	758,136	—	—	758,136
Total	$33,397,845,230	$—	$18,482	$33,397,863,712

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab 1000 Index ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.0%
Aptiv PLC *	19,158	1,063,844
Autoliv, Inc.	5,331	528,409
BorgWarner, Inc.	16,398	562,779
Ford Motor Co.	281,877	3,137,291
General Motors Co.	81,133	4,510,183
Gentex Corp.	16,602	507,357
Harley-Davidson, Inc.	8,521	286,561
Lear Corp.	4,080	399,187
Lucid Group, Inc. *(a)	81,844	178,420
Modine Manufacturing Co. *	3,778	513,015
Rivian Automotive, Inc., Class A *	51,507	629,931
Tesla, Inc. *	200,079	69,059,268
Thor Industries, Inc.	3,815	425,754
		81,801,999

Banks 3.6%
Bank of America Corp.	486,682	23,122,262
BOK Financial Corp.	1,638	194,709
Cadence Bank	13,032	497,692
Citigroup, Inc.	137,689	9,758,020
Citizens Financial Group, Inc.	32,274	1,553,670
Columbia Banking System, Inc.	14,962	463,972
Comerica, Inc.	9,435	681,679
Commerce Bancshares, Inc.	8,585	633,144
Cullen/Frost Bankers, Inc.	4,626	650,508
East West Bancorp, Inc.	9,997	1,096,471
Fifth Third Bancorp	48,746	2,342,733
First Citizens BancShares, Inc., Class A	860	1,973,700
First Financial Bankshares, Inc.	9,171	382,247
First Horizon Corp.	38,525	814,033
FNB Corp.	25,743	441,493
Glacier Bancorp, Inc.	8,109	469,430
Home BancShares, Inc.	13,686	434,667
Huntington Bancshares, Inc.	104,520	1,882,405
JPMorgan Chase & Co.	205,169	51,234,803
KeyCorp	67,019	1,305,530
M&T Bank Corp.	12,017	2,643,620
Old National Bancorp	22,772	527,400
Pinnacle Financial Partners, Inc.	5,591	710,672
PNC Financial Services Group, Inc.	28,686	6,159,458
Popular, Inc.	5,121	508,823
Prosperity Bancshares, Inc.	6,881	576,146
Regions Financial Corp.	66,086	1,801,504
SouthState Corp.	5,586	618,314
Synovus Financial Corp.	10,533	601,118
Truist Financial Corp.	96,630	4,607,318
U.S. Bancorp	112,664	6,003,865
UMB Financial Corp.	3,149	395,168
United Bankshares, Inc.	9,594	405,538
Webster Financial Corp.	12,391	765,516
Wells Fargo & Co.	245,453	18,696,155
Western Alliance Bancorp	7,763	726,694
Wintrust Financial Corp.	4,730	652,787
Zions Bancorp NA	10,712	648,290
		146,981,554

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 6.6%
3M Co.	39,614	5,289,657
A.O. Smith Corp.	8,597	640,391
AAON, Inc.	4,784	652,251
Acuity Brands, Inc.	2,238	717,704
Advanced Drainage Systems, Inc.	5,093	689,032
AECOM	9,633	1,126,772
AeroVironment, Inc. *	2,001	389,195
AGCO Corp.	4,472	452,611
Air Lease Corp.	7,413	377,322
Allegion PLC	6,247	879,827
Allison Transmission Holdings, Inc.	6,284	744,654
AMETEK, Inc.	16,681	3,242,453
API Group Corp. *	17,424	658,279
Applied Industrial Technologies, Inc.	2,797	768,392
Armstrong World Industries, Inc.	3,118	498,350
Axon Enterprise, Inc. *	5,177	3,349,312
AZEK Co., Inc. *	10,523	558,982
Beacon Roofing Supply, Inc. *	4,427	500,340
Boeing Co. *	52,638	8,182,051
Boise Cascade Co.	2,810	414,756
Builders FirstSource, Inc. *	8,399	1,566,162
BWX Technologies, Inc.	6,577	860,600
Carlisle Cos., Inc.	3,318	1,515,331
Carrier Global Corp.	60,615	4,689,783
Caterpillar, Inc.	34,965	14,199,636
CNH Industrial NV	62,823	789,057
Comfort Systems USA, Inc.	2,583	1,274,116
Core & Main, Inc., Class A *	13,891	674,408
Crane Co.	3,490	635,459
CSW Industrials, Inc.	1,171	494,619
Cummins, Inc.	9,885	3,707,270
Curtiss-Wright Corp.	2,770	1,034,955
Deere & Co.	18,483	8,611,230
Donaldson Co., Inc.	8,771	684,577
Dover Corp.	9,894	2,037,175
Dycom Industries, Inc. *	2,075	375,907
Eaton Corp. PLC	28,720	10,782,062
EMCOR Group, Inc.	3,361	1,714,513
Emerson Electric Co.	41,330	5,480,358
Esab Corp.	4,056	523,548
Everus Construction Group, Inc. *	3,620	230,449
Fastenal Co.	41,329	3,453,451
Federal Signal Corp.	4,390	427,630
Ferguson Enterprises, Inc.	14,517	3,134,656
Flowserve Corp.	9,370	571,757
Fluor Corp. *	12,316	691,297
Fortive Corp.	25,246	2,002,765
Fortune Brands Innovations, Inc.	8,922	698,593
FTAI Aviation Ltd.	7,344	1,239,814
GATX Corp.	2,491	408,923
GE Vernova, Inc. *	19,829	6,625,265
Generac Holdings, Inc. *	4,316	812,271
General Dynamics Corp.	18,609	5,285,142
General Electric Co.	78,197	14,244,366
Graco, Inc.	12,130	1,104,800
HEICO Corp.	7,080	1,935,460
Hexcel Corp.	5,764	365,380
Honeywell International, Inc.	46,969	10,940,489
Howmet Aerospace, Inc.	29,467	3,488,303

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Hubbell, Inc.	3,844	1,768,586
Huntington Ingalls Industries, Inc.	2,831	560,312
IDEX Corp.	5,442	1,255,088
Illinois Tool Works, Inc.	19,484	5,407,200
Ingersoll Rand, Inc.	29,137	3,035,201
ITT, Inc.	5,944	927,977
Johnson Controls International PLC	48,226	4,044,232
L3Harris Technologies, Inc.	13,674	3,367,222
Lennox International, Inc.	2,294	1,530,396
Leonardo DRS, Inc. *	5,094	177,118
Lincoln Electric Holdings, Inc.	4,072	889,651
Loar Holdings, Inc. *	822	75,690
Lockheed Martin Corp.	15,302	8,101,032
Masco Corp.	15,698	1,264,631
MasTec, Inc. *	4,463	642,940
Middleby Corp. *	3,850	552,051
Moog, Inc., Class A	2,057	455,152
Mueller Industries, Inc.	8,274	668,291
NEXTracker, Inc., Class A *	10,312	393,506
Nordson Corp.	3,899	1,017,600
Northrop Grumman Corp.	9,920	4,857,328
nVent Electric PLC	12,039	942,774
Oshkosh Corp.	4,696	533,513
Otis Worldwide Corp.	28,904	2,976,534
Owens Corning	6,307	1,296,845
PACCAR, Inc.	37,825	4,425,525
Parker-Hannifin Corp.	9,272	6,517,289
Pentair PLC	11,899	1,296,872
Quanta Services, Inc.	10,620	3,658,802
RBC Bearings, Inc. *	2,116	709,093
Regal Rexnord Corp.	4,743	819,164
Rockwell Automation, Inc.	8,166	2,410,113
RTX Corp.	95,961	11,690,929
Sensata Technologies Holding PLC	11,035	354,665
Simpson Manufacturing Co., Inc.	3,070	578,388
SiteOne Landscape Supply, Inc. *	3,278	502,353
Snap-on, Inc.	3,782	1,398,168
SPX Technologies, Inc. *	3,323	586,310
Stanley Black & Decker, Inc.	11,086	991,643
Textron, Inc.	13,496	1,155,662
Timken Co.	4,504	348,835
Toro Co.	7,531	655,799
Trane Technologies PLC	16,280	6,776,062
TransDigm Group, Inc.	4,037	5,058,240
Trex Co., Inc. *	7,905	593,112
UFP Industries, Inc.	4,439	603,260
United Rentals, Inc.	4,789	4,147,274
Valmont Industries, Inc.	1,450	504,397
Vertiv Holdings Co.	27,073	3,454,515
Watsco, Inc.	2,488	1,372,381
Watts Water Technologies, Inc., Class A	1,952	421,222
WESCO International, Inc.	3,267	691,199
Westinghouse Air Brake Technologies Corp.	12,633	2,534,432
WillScot Holdings Corp. *	13,359	510,848
Woodward, Inc.	4,296	774,655
WW Grainger, Inc.	3,204	3,861,909
Xylem, Inc.	17,528	2,221,674
Zurn Elkay Water Solutions Corp.	10,242	407,836
		268,217,404

Commercial & Professional Services 1.5%
Amentum Holdings, Inc. *	9,010	219,394
Automatic Data Processing, Inc.	29,420	9,029,881
Booz Allen Hamilton Holding Corp., Class A	9,288	1,376,296
Broadridge Financial Solutions, Inc.	8,406	1,983,984
CACI International, Inc., Class A *	1,622	745,925
SECURITY	NUMBER OF SHARES	VALUE ($)
Casella Waste Systems, Inc., Class A *	4,427	501,181
Cintas Corp.	24,697	5,576,336
Clarivate PLC *	34,281	196,430
Clean Harbors, Inc. *	3,702	962,853
Concentrix Corp.	3,362	151,122
Copart, Inc. *	63,118	4,001,050
Dayforce, Inc. *	11,518	921,325
Dun & Bradstreet Holdings, Inc.	22,103	280,708
Equifax, Inc.	8,928	2,335,208
ExlService Holdings, Inc. *	11,649	540,048
Exponent, Inc.	3,614	356,738
FTI Consulting, Inc. *	2,499	506,097
Genpact Ltd.	11,873	548,058
Jacobs Solutions, Inc.	9,010	1,272,482
KBR, Inc.	9,488	577,155
Leidos Holdings, Inc.	9,714	1,606,696
Maximus, Inc.	4,238	315,731
MSA Safety, Inc.	2,824	490,839
Parsons Corp. *	3,369	323,121
Paychex, Inc.	23,103	3,379,276
Paycom Software, Inc.	3,470	804,762
Paylocity Holding Corp. *	3,085	640,261
RB Global, Inc.	13,258	1,296,102
Republic Services, Inc.	14,721	3,213,594
Robert Half, Inc.	7,519	560,993
Rollins, Inc.	20,215	1,017,421
Science Applications International Corp.	3,734	463,949
SS&C Technologies Holdings, Inc.	15,306	1,183,766
Tetra Tech, Inc.	19,295	800,935
TransUnion	14,029	1,423,943
Veralto Corp.	17,804	1,926,215
Verisk Analytics, Inc.	10,257	3,017,712
Waste Management, Inc.	26,332	6,009,489
		60,557,076

Consumer Discretionary Distribution & Retail 5.6%
Abercrombie & Fitch Co., Class A *	3,672	549,662
Amazon.com, Inc. *	673,607	140,036,159
AutoNation, Inc. *	1,877	335,776
AutoZone, Inc. *	1,232	3,904,873
Bath & Body Works, Inc.	16,117	584,080
Best Buy Co., Inc.	14,136	1,272,240
Burlington Stores, Inc. *	4,540	1,279,735
CarMax, Inc. *	11,268	946,174
Carvana Co. *	8,199	2,135,184
Dick's Sporting Goods, Inc.	4,237	878,076
eBay, Inc.	35,252	2,231,099
Etsy, Inc. *	8,234	451,717
Floor & Decor Holdings, Inc., Class A *	7,650	858,406
GameStop Corp., Class A *	27,972	812,587
Gap, Inc.	15,915	385,939
Genuine Parts Co.	10,029	1,270,975
Home Depot, Inc.	71,503	30,684,082
Lithia Motors, Inc.	1,913	740,140
LKQ Corp.	18,989	746,078
Lowe's Cos., Inc.	41,100	11,196,873
Murphy USA, Inc.	1,331	729,122
Ollie's Bargain Outlet Holdings, Inc. *	4,421	437,458
O'Reilly Automotive, Inc. *	4,173	5,187,957
Penske Automotive Group, Inc.	1,317	219,333
Pool Corp.	2,735	1,031,341
Ross Stores, Inc.	24,043	3,723,539
TJX Cos., Inc.	81,558	10,251,025
Tractor Supply Co.	7,771	2,204,400
Ulta Beauty, Inc. *	3,431	1,326,562

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Valvoline, Inc. *	9,346	371,130
Williams-Sonoma, Inc.	9,238	1,589,121
		228,370,843

Consumer Durables & Apparel 0.9%
Brunswick Corp.	4,717	379,766
Champion Homes, Inc. *	3,788	392,929
Columbia Sportswear Co.	2,253	196,552
Crocs, Inc. *	4,277	451,651
Deckers Outdoor Corp. *	10,985	2,152,621
DR Horton, Inc.	21,172	3,573,410
Garmin Ltd.	11,079	2,355,395
Hasbro, Inc.	9,431	614,430
Installed Building Products, Inc.	1,661	379,937
KB Home	5,183	428,841
Lennar Corp., Class A	18,155	3,166,050
Lululemon Athletica, Inc. *	8,282	2,655,706
Mattel, Inc. *	24,362	463,365
Meritage Homes Corp.	2,599	496,591
Mohawk Industries, Inc. *	3,805	528,248
NIKE, Inc., Class B	86,767	6,834,637
NVR, Inc. *	222	2,050,299
PulteGroup, Inc.	14,952	2,022,557
PVH Corp.	4,116	446,051
Ralph Lauren Corp.	2,892	669,209
SharkNinja, Inc. *	4,734	476,004
Skechers USA, Inc., Class A *	9,626	614,331
Tapestry, Inc.	16,425	1,022,949
Taylor Morrison Home Corp. *	7,519	555,429
Tempur Sealy International, Inc.	12,460	697,511
Toll Brothers, Inc.	7,379	1,218,789
TopBuild Corp. *	2,144	837,532
VF Corp.	23,851	482,506
Whirlpool Corp.	3,938	438,772
		36,602,068

Consumer Services 2.3%
ADT, Inc.	25,773	196,390
Airbnb, Inc., Class A *	31,740	4,320,131
Aramark	19,014	773,680
Booking Holdings, Inc.	2,411	12,541,974
Boyd Gaming Corp.	5,043	372,425
Bright Horizons Family Solutions, Inc. *	4,284	495,359
Caesars Entertainment, Inc. *	15,645	602,176
Carnival Corp. *	72,918	1,854,305
Cava Group, Inc. *	5,830	821,447
Chipotle Mexican Grill, Inc. *	98,880	6,083,098
Choice Hotels International, Inc. (a)	1,602	242,286
Churchill Downs, Inc.	5,271	749,062
Darden Restaurants, Inc.	8,552	1,507,461
Domino's Pizza, Inc.	2,510	1,195,237
DoorDash, Inc., Class A *	23,866	4,307,336
DraftKings, Inc., Class A *	34,992	1,527,401
Duolingo, Inc. *	2,678	932,667
Expedia Group, Inc. *	8,993	1,660,288
Flutter Entertainment PLC *	12,791	3,534,409
H&R Block, Inc.	10,037	594,993
Hilton Worldwide Holdings, Inc.	17,771	4,503,882
Hyatt Hotels Corp., Class A	3,177	501,775
Las Vegas Sands Corp.	25,501	1,353,083
Life Time Group Holdings, Inc. *	5,108	123,971
Light & Wonder, Inc. *	6,381	606,450
Marriott International, Inc., Class A	16,856	4,872,901
McDonald's Corp.	51,725	15,311,117
MGM Resorts International *	16,623	637,326
Norwegian Cruise Line Holdings Ltd. *	31,831	855,936
Planet Fitness, Inc., Class A *	6,099	607,155
SECURITY	NUMBER OF SHARES	VALUE ($)
Royal Caribbean Cruises Ltd.	17,093	4,171,718
Service Corp. International	10,403	921,602
Starbucks Corp.	81,609	8,361,658
Texas Roadhouse, Inc.	4,818	988,991
Vail Resorts, Inc.	2,667	478,033
Viking Holdings Ltd. *	6,555	304,480
Wingstop, Inc.	2,116	695,677
Wyndham Hotels & Resorts, Inc.	5,695	559,135
Wynn Resorts Ltd.	6,799	641,690
Yum! Brands, Inc.	20,273	2,816,731
		93,625,436

Consumer Staples Distribution & Retail 1.9%
Albertsons Cos., Inc., Class A	29,353	582,657
BJ's Wholesale Club Holdings, Inc. *	9,578	922,361
Casey's General Stores, Inc.	2,659	1,119,147
Costco Wholesale Corp.	31,967	31,068,088
Dollar General Corp.	15,864	1,225,811
Dollar Tree, Inc. *	14,570	1,038,404
Kroger Co.	47,910	2,926,343
Maplebear, Inc. *	11,810	515,743
Performance Food Group Co. *	11,286	995,877
Sprouts Farmers Market, Inc. *	7,204	1,112,874
Sysco Corp.	35,525	2,739,333
Target Corp.	33,367	4,414,788
U.S. Foods Holding Corp. *	17,629	1,229,975
Walgreens Boots Alliance, Inc.	51,915	468,273
Walmart, Inc.	313,217	28,972,572
		79,332,246

Energy 3.5%
Antero Midstream Corp.	24,525	391,664
Antero Resources Corp. *	20,769	678,939
APA Corp.	26,279	595,219
Baker Hughes Co.	71,686	3,150,600
ChampionX Corp.	13,735	425,098
Cheniere Energy, Inc.	16,313	3,654,275
Chevron Corp.	122,649	19,860,553
Chord Energy Corp.	4,477	570,907
Civitas Resources, Inc.	6,392	331,617
ConocoPhillips	94,030	10,187,163
Coterra Energy, Inc.	53,251	1,422,867
Devon Energy Corp.	45,212	1,715,795
Diamondback Energy, Inc.	13,474	2,392,848
DT Midstream, Inc.	6,999	742,734
EOG Resources, Inc.	40,980	5,460,995
EQT Corp.	42,885	1,948,694
Expand Energy Corp.	15,014	1,485,785
Exxon Mobil Corp.	320,379	37,791,907
Halliburton Co.	63,533	2,024,161
Hess Corp.	19,952	2,936,535
HF Sinclair Corp.	11,653	476,957
Kinder Morgan, Inc.	139,375	3,940,131
Marathon Petroleum Corp.	24,164	3,773,209
Matador Resources Co.	8,498	509,965
Murphy Oil Corp.	9,964	323,531
Noble Corp. PLC	9,952	333,093
NOV, Inc.	28,438	455,577
Occidental Petroleum Corp.	48,576	2,456,974
ONEOK, Inc.	42,166	4,790,058
Ovintiv, Inc.	18,908	858,801
Permian Resources Corp.	45,666	715,130
Phillips 66	30,177	4,043,115
Range Resources Corp.	17,518	626,093
Schlumberger NV	102,437	4,501,082
Targa Resources Corp.	15,803	3,228,553
TechnipFMC PLC	30,931	970,306

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Texas Pacific Land Corp.	1,358	2,172,922
Valero Energy Corp.	23,124	3,216,086
Weatherford International PLC	5,281	434,626
Williams Cos., Inc.	87,983	5,148,765
		140,743,330

Equity Real Estate Investment Trusts (REITs) 2.2%
Agree Realty Corp.	7,280	559,104
Alexandria Real Estate Equities, Inc.	11,227	1,237,552
American Homes 4 Rent, Class A	22,639	866,847
American Tower Corp.	33,639	7,030,551
Americold Realty Trust, Inc.	18,584	443,414
AvalonBay Communities, Inc.	10,218	2,404,806
Brixmor Property Group, Inc.	21,705	652,669
BXP, Inc.	10,551	865,076
Camden Property Trust	7,729	972,308
Crown Castle, Inc.	31,356	3,331,575
CubeSmart	16,244	805,053
Digital Realty Trust, Inc.	22,204	4,345,101
EastGroup Properties, Inc.	3,488	600,668
Equinix, Inc.	6,840	6,713,323
Equity LifeStyle Properties, Inc.	13,383	954,609
Equity Residential	24,556	1,882,463
Essential Properties Realty Trust, Inc.	12,546	427,819
Essex Property Trust, Inc.	4,654	1,444,881
Extra Space Storage, Inc.	15,286	2,613,295
Federal Realty Investment Trust	5,427	633,060
First Industrial Realty Trust, Inc.	9,530	509,379
Gaming & Leisure Properties, Inc.	19,842	1,024,046
Healthcare Realty Trust, Inc.	26,224	480,424
Healthpeak Properties, Inc.	50,812	1,117,356
Host Hotels & Resorts, Inc.	51,232	943,693
Invitation Homes, Inc.	40,988	1,403,839
Iron Mountain, Inc.	21,153	2,615,992
Kimco Realty Corp.	48,728	1,245,975
Kite Realty Group Trust	15,740	433,952
Lamar Advertising Co., Class A	6,337	849,285
Lineage, Inc.	4,242	269,028
Mid-America Apartment Communities, Inc.	8,382	1,375,989
NNN REIT, Inc.	13,259	583,131
Omega Healthcare Investors, Inc.	18,663	757,904
Prologis, Inc.	66,839	7,805,458
Public Storage	11,363	3,954,892
Realty Income Corp.	62,889	3,640,644
Regency Centers Corp.	11,678	882,740
Rexford Industrial Realty, Inc.	15,846	666,800
Ryman Hospitality Properties, Inc.	4,237	496,746
SBA Communications Corp.	7,730	1,748,912
Simon Property Group, Inc.	22,082	4,054,255
STAG Industrial, Inc.	12,875	473,671
Sun Communities, Inc.	8,448	1,067,236
Terreno Realty Corp.	6,876	416,892
UDR, Inc.	21,588	990,026
Ventas, Inc.	29,684	1,901,854
VICI Properties, Inc.	75,555	2,463,849
Vornado Realty Trust	11,769	506,655
Welltower, Inc.	41,761	5,770,535
Weyerhaeuser Co.	52,370	1,689,456
WP Carey, Inc.	15,704	896,070
		91,820,858

Financial Services 8.5%
Affiliated Managers Group, Inc.	2,128	399,085
Affirm Holdings, Inc., Class A *	17,313	1,212,083
AGNC Investment Corp.	56,459	545,394
Ally Financial, Inc.	19,494	779,370
SECURITY	NUMBER OF SHARES	VALUE ($)
American Express Co.	40,510	12,342,587
Ameriprise Financial, Inc.	7,084	4,066,003
Annaly Capital Management, Inc.	35,723	711,959
Apollo Global Management, Inc.	32,463	5,681,999
ARES Management Corp., Class A	13,287	2,348,212
Bank of New York Mellon Corp.	53,319	4,365,227
Berkshire Hathaway, Inc., Class B *	132,093	63,803,561
Blackrock, Inc.	10,036	10,264,821
Blackstone, Inc.	51,954	9,927,890
Block, Inc. *	40,068	3,548,021
Blue Owl Capital, Inc.	37,195	882,637
Capital One Financial Corp.	27,544	5,288,723
Carlyle Group, Inc.	15,173	807,659
Cboe Global Markets, Inc.	7,532	1,625,782
Charles Schwab Corp. (b)	106,908	8,847,706
CME Group, Inc.	25,971	6,181,098
Coinbase Global, Inc., Class A *	14,641	4,336,664
Corebridge Financial, Inc.	19,620	635,099
Corpay, Inc. *	4,990	1,902,088
Credit Acceptance Corp. *	447	222,472
Discover Financial Services	18,092	3,300,524
Enact Holdings, Inc.	1,969	69,328
Equitable Holdings, Inc.	23,026	1,110,544
Essent Group Ltd.	7,769	448,893
Evercore, Inc., Class A	2,542	782,682
FactSet Research Systems, Inc.	2,715	1,332,169
Fidelity National Information Services, Inc.	39,358	3,357,237
FirstCash Holdings, Inc.	2,805	305,352
Fiserv, Inc. *	41,526	9,175,585
Franklin Resources, Inc.	22,445	510,848
Global Payments, Inc.	18,324	2,179,823
Goldman Sachs Group, Inc.	22,775	13,860,182
Hamilton Lane, Inc., Class A	2,905	558,922
Houlihan Lokey, Inc.	3,792	717,029
Interactive Brokers Group, Inc., Class A	7,811	1,492,604
Intercontinental Exchange, Inc.	41,333	6,652,960
Invesco Ltd.	32,922	595,559
Jack Henry & Associates, Inc.	5,234	922,126
Jackson Financial, Inc., Class A	5,359	536,918
Janus Henderson Group PLC	9,223	417,617
Jefferies Financial Group, Inc.	11,707	926,492
KKR & Co., Inc.	48,695	7,930,955
Lazard, Inc., Class A	8,077	469,031
LPL Financial Holdings, Inc.	5,398	1,755,160
MarketAxess Holdings, Inc.	2,694	696,911
Mastercard, Inc., Class A	59,493	31,706,199
MGIC Investment Corp.	18,782	493,215
Moody's Corp.	11,278	5,638,774
Morgan Stanley	89,870	11,827,791
Morningstar, Inc.	1,945	688,822
Mr. Cooper Group, Inc. *	4,622	456,053
MSCI, Inc.	5,671	3,457,212
Nasdaq, Inc.	29,830	2,475,592
Northern Trust Corp.	14,552	1,617,600
OneMain Holdings, Inc.	8,775	503,246
PayPal Holdings, Inc. *	73,784	6,402,238
PennyMac Financial Services, Inc.	2,250	241,043
Radian Group, Inc.	10,705	383,132
Raymond James Financial, Inc.	13,345	2,259,042
Rithm Capital Corp.	37,227	418,804
Robinhood Markets, Inc., Class A *	51,176	1,921,147
S&P Global, Inc.	23,094	12,066,846
SEI Investments Co.	7,118	588,160
Shift4 Payments, Inc., Class A *	4,681	534,008
SoFi Technologies, Inc. *	77,230	1,267,344
Starwood Property Trust, Inc.	23,102	470,588
State Street Corp.	21,505	2,118,458
Stifel Financial Corp.	7,461	863,984

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Synchrony Financial	28,525	1,926,008
T. Rowe Price Group, Inc.	16,055	1,988,251
Toast, Inc., Class A *	29,107	1,267,319
Tradeweb Markets, Inc., Class A	8,410	1,139,555
Visa, Inc., Class A	120,459	37,954,222
Voya Financial, Inc.	7,089	588,387
WEX, Inc. *	2,954	557,302
		344,651,933

Food, Beverage & Tobacco 2.3%
Altria Group, Inc.	123,131	7,109,584
Archer-Daniels-Midland Co.	34,488	1,883,045
Brown-Forman Corp., Class B	16,944	713,004
Bunge Global SA	10,295	923,873
Campbell's Co.	14,185	655,347
Celsius Holdings, Inc. *	11,242	319,835
Coca-Cola Co.	279,715	17,924,137
Coca-Cola Consolidated, Inc.	420	547,802
Conagra Brands, Inc.	34,578	952,624
Constellation Brands, Inc., Class A	11,300	2,722,735
Darling Ingredients, Inc. *	11,581	469,378
Flowers Foods, Inc.	13,992	316,499
Freshpet, Inc. *	3,483	533,073
General Mills, Inc.	40,190	2,662,989
Hershey Co.	10,638	1,873,671
Hormel Foods Corp.	20,945	679,246
Ingredion, Inc.	4,677	689,109
J.M. Smucker Co.	7,654	901,565
Kellanova	19,350	1,572,962
Keurig Dr. Pepper, Inc.	81,126	2,648,764
Kraft Heinz Co.	63,644	2,034,699
Lamb Weston Holdings, Inc.	10,438	806,231
Lancaster Colony Corp.	1,361	252,928
McCormick & Co., Inc. - Non Voting Shares	18,179	1,425,415
Molson Coors Beverage Co., Class B	12,694	787,790
Mondelez International, Inc., Class A	96,194	6,247,800
Monster Beverage Corp. *	50,865	2,804,187
PepsiCo, Inc.	99,048	16,189,396
Philip Morris International, Inc.	112,138	14,921,082
Pilgrim's Pride Corp. *	3,036	156,688
Post Holdings, Inc. *	3,392	408,668
Tyson Foods, Inc., Class A	20,628	1,330,506
		93,464,632

Health Care Equipment & Services 4.5%
Abbott Laboratories	125,457	14,900,528
Acadia Healthcare Co., Inc. *	6,693	271,937
Align Technology, Inc. *	5,107	1,188,756
Baxter International, Inc.	36,722	1,237,899
Becton Dickinson & Co.	20,829	4,621,955
Boston Scientific Corp. *	106,240	9,631,718
Cardinal Health, Inc.	17,523	2,142,011
Cencora, Inc.	12,564	3,160,474
Centene Corp. *	37,938	2,276,280
Chemed Corp.	1,092	625,050
Cigna Group	20,168	6,812,750
Cooper Cos., Inc. *	14,308	1,494,614
CorVel Corp. *	640	233,856
CVS Health Corp.	90,724	5,429,831
DaVita, Inc. *	3,312	550,355
DENTSPLY SIRONA, Inc.	14,395	282,862
Dexcom, Inc. *	29,047	2,265,375
Edwards Lifesciences Corp. *	43,462	3,101,014
Elevance Health, Inc.	16,714	6,801,929
Encompass Health Corp.	7,304	751,874
Ensign Group, Inc.	4,104	600,046
SECURITY	NUMBER OF SHARES	VALUE ($)
GE HealthCare Technologies, Inc.	32,871	2,735,525
Glaukos Corp. *	3,941	566,125
Globus Medical, Inc., Class A *	8,037	688,048
HCA Healthcare, Inc.	13,388	4,380,821
HealthEquity, Inc. *	6,275	637,163
Henry Schein, Inc. *	9,036	696,224
Hologic, Inc. *	16,771	1,333,294
Humana, Inc.	8,690	2,575,542
IDEXX Laboratories, Inc. *	5,927	2,499,712
Inspire Medical Systems, Inc. *	2,164	417,133
Insulet Corp. *	5,037	1,343,771
Intuitive Surgical, Inc. *	25,581	13,864,902
Labcorp Holdings, Inc.	6,099	1,470,835
Lantheus Holdings, Inc. *	4,995	445,904
Masimo Corp. *	3,180	548,677
McKesson Corp.	9,351	5,877,103
Medtronic PLC	92,602	8,013,777
Merit Medical Systems, Inc. *	4,138	429,938
Molina Healthcare, Inc. *	4,215	1,255,648
Option Care Health, Inc. *	12,118	288,408
PACS Group, Inc. *	2,615	41,343
Penumbra, Inc. *	2,805	684,757
Quest Diagnostics, Inc.	8,050	1,309,413
ResMed, Inc.	10,583	2,635,379
Solventum Corp. *	10,009	715,744
STERIS PLC	7,110	1,557,517
Stryker Corp.	24,726	9,696,301
Teleflex, Inc.	3,414	658,390
Tenet Healthcare Corp. *	6,897	984,064
UnitedHealth Group, Inc.	66,583	40,628,947
Universal Health Services, Inc., Class B	4,244	870,020
Veeva Systems, Inc., Class A *	10,728	2,444,375
Zimmer Biomet Holdings, Inc.	14,616	1,638,454
		182,314,368

Household & Personal Products 1.2%
BellRing Brands, Inc. *	9,409	738,230
Church & Dwight Co., Inc.	17,641	1,942,804
Clorox Co.	8,927	1,492,327
Colgate-Palmolive Co.	58,810	5,682,810
Coty, Inc., Class A *	26,931	199,020
elf Beauty, Inc. *	4,046	524,038
Estee Lauder Cos., Inc., Class A	16,827	1,213,563
Kenvue, Inc.	138,336	3,331,131
Kimberly-Clark Corp.	24,298	3,385,926
Procter & Gamble Co.	169,762	30,431,536
Reynolds Consumer Products, Inc.	3,930	108,822
		49,050,207

Insurance 2.3%
Aflac, Inc.	36,351	4,144,014
Allstate Corp.	19,052	3,951,194
American Financial Group, Inc.	5,224	767,197
American International Group, Inc.	46,444	3,570,615
Aon PLC, Class A	15,670	6,135,432
Arch Capital Group Ltd.	27,024	2,721,857
Arthur J Gallagher & Co.	15,820	4,939,637
Assurant, Inc.	3,739	849,127
Axis Capital Holdings Ltd.	5,603	521,303
Brown & Brown, Inc.	17,099	1,933,897
Chubb Ltd.	27,112	7,828,048
Cincinnati Financial Corp.	11,275	1,802,083
CNA Financial Corp.	1,536	77,476
Enstar Group Ltd. *	882	286,385
Erie Indemnity Co., Class A	1,786	786,840
Everest Group Ltd.	3,117	1,208,025
F&G Annuities & Life, Inc.	1,234	59,639

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Fidelity National Financial, Inc.	18,731	1,187,358
First American Financial Corp.	7,481	524,792
Globe Life, Inc.	6,462	718,833
Hanover Insurance Group, Inc.	2,551	420,940
Hartford Financial Services Group, Inc.	21,156	2,608,746
Kinsale Capital Group, Inc.	1,581	803,844
Lincoln National Corp.	12,001	426,516
Loews Corp.	13,113	1,137,290
Markel Group, Inc. *	927	1,652,767
Marsh & McLennan Cos., Inc.	35,456	8,269,403
MetLife, Inc.	42,482	3,748,187
Old Republic International Corp.	17,118	667,088
Primerica, Inc.	2,409	729,325
Principal Financial Group, Inc.	15,374	1,338,922
Progressive Corp.	42,255	11,361,524
Prudential Financial, Inc.	25,767	3,334,507
Reinsurance Group of America, Inc.	4,752	1,085,357
RenaissanceRe Holdings Ltd.	3,751	1,073,349
RLI Corp.	3,007	528,931
Ryan Specialty Holdings, Inc.	7,307	550,948
Selective Insurance Group, Inc.	4,351	444,194
Travelers Cos., Inc.	16,431	4,371,303
Unum Group	12,330	948,177
W.R. Berkley Corp.	21,689	1,400,025
Willis Towers Watson PLC	7,320	2,357,040
		93,272,135

Materials 2.4%
Air Products & Chemicals, Inc.	16,030	5,359,310
Albemarle Corp.	8,566	922,558
Alcoa Corp.	18,615	864,294
Amcor PLC	103,599	1,102,293
Anglogold Ashanti PLC (a)	30,694	765,508
AptarGroup, Inc.	4,777	826,230
ATI, Inc. *	9,106	547,908
Avery Dennison Corp.	5,816	1,197,805
Axalta Coating Systems Ltd. *	15,988	646,874
Balchem Corp.	2,320	418,806
Ball Corp.	21,814	1,355,958
Berry Global Group, Inc.	8,328	602,198
Cabot Corp.	3,905	428,066
Carpenter Technology Corp.	3,587	696,022
Celanese Corp.	7,856	575,138
CF Industries Holdings, Inc.	12,997	1,165,311
Cleveland-Cliffs, Inc. *	34,788	433,111
Commercial Metals Co.	8,438	520,540
Corteva, Inc.	49,966	3,109,884
CRH PLC	49,120	5,023,502
Crown Holdings, Inc.	8,608	792,711
Dow, Inc.	50,536	2,234,197
DuPont de Nemours, Inc.	30,120	2,517,731
Eagle Materials, Inc.	2,404	742,644
Eastman Chemical Co.	8,447	884,570
Ecolab, Inc.	18,268	4,544,530
Element Solutions, Inc.	16,170	463,756
FMC Corp.	9,045	534,469
Freeport-McMoRan, Inc.	103,680	4,582,656
Graphic Packaging Holding Co.	21,377	643,234
International Flavors & Fragrances, Inc.	18,460	1,686,506
International Paper Co.	24,900	1,464,867
Linde PLC	34,652	15,974,226
Louisiana-Pacific Corp.	4,561	539,110
LyondellBasell Industries NV, Class A	18,751	1,562,708
Martin Marietta Materials, Inc.	4,419	2,651,400
Mosaic Co.	22,989	608,289
NewMarket Corp.	545	290,790
Newmont Corp.	82,499	3,460,008
Nucor Corp.	17,135	2,650,613
SECURITY	NUMBER OF SHARES	VALUE ($)
Olin Corp.	8,292	353,156
Packaging Corp. of America	6,429	1,599,857
PPG Industries, Inc.	16,834	2,093,645
Reliance, Inc.	3,995	1,283,354
Royal Gold, Inc.	4,715	689,616
RPM International, Inc.	9,248	1,283,437
Sealed Air Corp.	10,486	383,788
Sherwin-Williams Co.	16,741	6,652,873
Silgan Holdings, Inc.	6,028	346,791
Smurfit WestRock PLC	35,514	1,953,980
Sonoco Products Co.	7,075	367,051
Steel Dynamics, Inc.	10,291	1,494,974
Summit Materials, Inc., Class A *	8,676	441,955
U.S. Steel Corp.	16,182	659,740
Vulcan Materials Co.	9,490	2,734,354
Westlake Corp.	2,392	307,133
		98,036,035

Media & Entertainment 7.5%
Alphabet, Inc., Class A	422,506	71,382,389
Alphabet, Inc., Class C	346,364	59,051,598
Charter Communications, Inc., Class A *	6,996	2,777,167
Comcast Corp., Class A	278,668	12,035,671
Electronic Arts, Inc.	17,333	2,836,892
Endeavor Group Holdings, Inc., Class A (a)	13,787	418,711
Fox Corp., Class A	25,012	1,178,565
Interpublic Group of Cos., Inc.	27,056	833,595
Liberty Broadband Corp., Class C *	8,006	681,631
Liberty Media Corp.-Liberty Formula One, Class C *	15,779	1,394,232
Live Nation Entertainment, Inc. *	11,300	1,562,225
Match Group, Inc. *	18,524	606,476
Meta Platforms, Inc., Class A	157,543	90,480,096
Netflix, Inc. *	30,934	27,432,581
New York Times Co., Class A	11,962	649,058
News Corp., Class A	36,314	1,065,816
Nexstar Media Group, Inc.	2,120	361,651
Omnicom Group, Inc.	14,109	1,478,905
Paramount Global, Class B	42,692	463,208
Pinterest, Inc., Class A *	43,796	1,327,895
Reddit, Inc., Class A *	5,799	815,861
ROBLOX Corp., Class A *	38,004	1,905,141
Roku, Inc. *	9,298	641,841
Sirius XM Holdings, Inc.	15,829	426,592
Snap, Inc., Class A *	76,204	899,969
Take-Two Interactive Software, Inc. *	11,756	2,214,595
TKO Group Holdings, Inc. *	4,781	659,587
Trade Desk, Inc., Class A *	32,307	4,153,065
Walt Disney Co.	130,797	15,364,724
Warner Bros Discovery, Inc. *	160,644	1,683,549
		306,783,286

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
AbbVie, Inc.	127,421	23,309,123
Agilent Technologies, Inc.	21,040	2,902,889
Alnylam Pharmaceuticals, Inc. *	9,229	2,335,583
Amgen, Inc.	38,740	10,958,384
Apellis Pharmaceuticals, Inc. *	7,528	255,425
Avantor, Inc. *	49,003	1,032,003
Avidity Biosciences, Inc. *	8,445	363,388
Biogen, Inc. *	10,489	1,684,848
BioMarin Pharmaceutical, Inc. *	13,595	897,678
Bio-Rad Laboratories, Inc., Class A *	1,361	463,461
Bio-Techne Corp.	11,397	858,878
Blueprint Medicines Corp. *	4,555	439,011
Bridgebio Pharma, Inc. *	10,245	277,537

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Bristol-Myers Squibb Co.	146,303	8,664,064
Bruker Corp.	7,908	458,269
Catalent, Inc. *	13,064	798,341
Charles River Laboratories International, Inc. *	3,704	737,318
Cytokinetics, Inc. *	8,481	439,825
Danaher Corp.	46,366	11,113,467
Elanco Animal Health, Inc. *	35,786	472,733
Eli Lilly & Co.	56,883	45,241,894
Exact Sciences Corp. *	13,302	825,788
Exelixis, Inc. *	20,590	750,711
Gilead Sciences, Inc.	89,855	8,318,776
Halozyme Therapeutics, Inc. *	9,244	445,561
Illumina, Inc. *	11,486	1,655,707
Immunovant, Inc. *	4,728	133,330
Incyte Corp. *	11,579	863,678
Insmed, Inc. *	12,370	929,729
Intra-Cellular Therapies, Inc. *	7,137	611,284
Ionis Pharmaceuticals, Inc. *	11,356	405,750
IQVIA Holdings, Inc. *	12,477	2,505,881
Jazz Pharmaceuticals PLC *	4,506	547,885
Johnson & Johnson	173,622	26,913,146
Krystal Biotech, Inc. *	1,808	356,935
Madrigal Pharmaceuticals, Inc. *	1,208	396,453
Medpace Holdings, Inc. *	1,819	619,606
Merck & Co., Inc.	182,726	18,572,271
Mettler-Toledo International, Inc. *	1,519	1,900,573
Moderna, Inc. *	24,248	1,044,119
Natera, Inc. *	8,929	1,498,108
Neurocrine Biosciences, Inc. *	7,210	913,867
Nuvalent, Inc., Class A *	2,667	257,846
Organon & Co.	18,576	294,801
Pfizer, Inc.	408,631	10,710,218
Regeneron Pharmaceuticals, Inc. *	7,651	5,739,933
Repligen Corp. *	3,819	574,912
REVOLUTION Medicines, Inc. *	11,305	653,994
Revvity, Inc.	8,924	1,036,433
Roivant Sciences Ltd. *	31,459	399,844
Royalty Pharma PLC, Class A	27,685	738,082
Sarepta Therapeutics, Inc. *	6,882	917,646
Summit Therapeutics, Inc. *	9,910	182,939
Thermo Fisher Scientific, Inc.	27,526	14,578,595
Ultragenyx Pharmaceutical, Inc. *	6,634	315,977
United Therapeutics Corp. *	3,222	1,193,719
Vaxcyte, Inc. *	8,190	772,645
Vertex Pharmaceuticals, Inc. *	18,616	8,714,708
Viatris, Inc.	85,491	1,119,077
Viking Therapeutics, Inc. *	7,967	421,773
Waters Corp. *	4,306	1,656,604
West Pharmaceutical Services, Inc.	5,204	1,694,839
Zoetis, Inc.	32,688	5,728,572
		241,616,434

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	21,723	3,041,003
CoStar Group, Inc. *	29,566	2,404,898
Jones Lang LaSalle, Inc. *	3,444	966,386
Zillow Group, Inc., Class C *	10,843	918,511
		7,330,798

Semiconductors & Semiconductor Equipment 10.2%
Advanced Micro Devices, Inc. *	116,663	16,003,247
Amkor Technology, Inc.	8,150	215,486
Analog Devices, Inc.	35,816	7,809,679
Applied Materials, Inc.	59,733	10,435,952
Astera Labs, Inc. *	1,458	150,539
Broadcom, Inc.	335,675	54,406,204
SECURITY	NUMBER OF SHARES	VALUE ($)
Cirrus Logic, Inc. *	3,832	400,252
Enphase Energy, Inc. *	9,764	696,661
Entegris, Inc.	10,856	1,146,719
First Solar, Inc. *	7,711	1,536,571
GLOBALFOUNDRIES, Inc. *	5,931	256,516
Intel Corp.	307,702	7,400,233
KLA Corp.	9,701	6,276,838
Lam Research Corp.	94,099	6,952,034
Lattice Semiconductor Corp. *	10,013	568,238
MACOM Technology Solutions Holdings, Inc. *	4,153	551,602
Marvell Technology, Inc.	62,488	5,792,013
Microchip Technology, Inc.	38,721	2,639,611
Micron Technology, Inc.	79,848	7,821,112
MKS Instruments, Inc.	4,836	549,563
Monolithic Power Systems, Inc.	3,513	1,994,119
NVIDIA Corp.	1,773,976	245,252,182
NXP Semiconductors NV	18,370	4,213,527
ON Semiconductor Corp. *	30,920	2,199,030
Onto Innovation, Inc. *	3,545	582,018
Qorvo, Inc. *	6,837	472,095
QUALCOMM, Inc.	80,342	12,736,617
Skyworks Solutions, Inc.	11,435	1,001,592
Teradyne, Inc.	11,772	1,294,920
Texas Instruments, Inc.	65,846	13,237,021
Universal Display Corp.	3,216	529,096
		415,121,287

Software & Services 11.7%
Accenture PLC, Class A	45,169	16,367,890
ACI Worldwide, Inc. *	7,483	425,184
Adobe, Inc. *	31,962	16,490,155
Akamai Technologies, Inc. *	10,921	1,026,792
Altair Engineering, Inc., Class A *	4,245	448,314
Amdocs Ltd.	8,470	734,518
ANSYS, Inc. *	6,290	2,208,419
Appfolio, Inc., Class A *	1,638	415,642
AppLovin Corp., Class A *	15,416	5,191,338
Aspen Technology, Inc. *	1,895	473,750
Atlassian Corp., Class A *	11,485	3,027,216
Aurora Innovation, Inc. *	70,985	459,273
Autodesk, Inc. *	15,537	4,535,250
Bentley Systems, Inc., Class B	11,191	553,954
Bill Holdings, Inc. *	7,028	634,066
Box, Inc., Class A *	10,357	363,427
Cadence Design Systems, Inc. *	19,765	6,064,100
CCC Intelligent Solutions Holdings, Inc. *	30,099	379,247
Cloudflare, Inc., Class A *	21,913	2,187,575
Cognizant Technology Solutions Corp., Class A	35,759	2,878,242
CommVault Systems, Inc. *	3,136	538,106
Confluent, Inc., Class A *	17,991	554,842
Crowdstrike Holdings, Inc., Class A *	16,649	5,760,055
Datadog, Inc., Class A *	22,444	3,428,321
DocuSign, Inc. *	14,762	1,176,384
Dropbox, Inc., Class A *	16,944	468,671
Dynatrace, Inc. *	21,441	1,204,770
Elastic NV *	6,245	683,578
EPAM Systems, Inc. *	4,093	998,365
Fair Isaac Corp. *	1,764	4,189,553
Fortinet, Inc. *	45,826	4,355,761
Gartner, Inc. *	5,551	2,875,029
Gen Digital, Inc.	39,111	1,206,574
Gitlab, Inc., Class A *	8,382	534,352
GoDaddy, Inc., Class A *	10,160	2,007,311
Guidewire Software, Inc. *	5,949	1,206,993
HashiCorp, Inc., Class A *	10,926	367,332
HubSpot, Inc. *	3,707	2,672,932

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Informatica, Inc., Class A *	5,967	158,245
International Business Machines Corp.	66,422	15,105,027
Intuit, Inc.	20,157	12,935,352
Kyndryl Holdings, Inc. *	16,584	575,631
Manhattan Associates, Inc. *	4,412	1,259,361
Microsoft Corp.	536,017	226,981,759
MicroStrategy, Inc., Class A *	12,598	4,881,347
MongoDB, Inc. *	5,271	1,699,845
Nutanix, Inc., Class A *	17,683	1,154,346
Okta, Inc. *	11,489	891,087
Oracle Corp.	115,328	21,317,227
Palantir Technologies, Inc., Class A *	145,216	9,741,089
Palo Alto Networks, Inc. *	23,357	9,058,312
Pegasystems, Inc.	3,168	300,865
Procore Technologies, Inc. *	7,623	618,988
PTC, Inc. *	8,693	1,739,122
QXO, Inc.	17,613	293,080
Roper Technologies, Inc.	7,722	4,374,050
Salesforce, Inc.	69,856	23,051,781
Samsara, Inc., Class A *	14,797	791,492
SentinelOne, Inc., Class A *	20,569	574,904
ServiceNow, Inc. *	14,849	15,583,135
Smartsheet, Inc., Class A *	10,082	564,088
Snowflake, Inc., Class A *	24,160	4,223,168
SPS Commerce, Inc. *	2,683	518,007
Synopsys, Inc. *	11,031	6,160,703
Twilio, Inc., Class A *	11,537	1,206,078
Tyler Technologies, Inc. *	3,079	1,937,214
UiPath, Inc., Class A *	32,213	457,747
Unity Software, Inc. *	20,823	502,043
Varonis Systems, Inc. *	8,034	401,379
VeriSign, Inc. *	6,051	1,132,626
Workday, Inc., Class A *	15,312	3,827,847
Zeta Global Holdings Corp., Class A *	14,482	308,467
Zoom Communications, Inc., Class A *	19,068	1,576,733
Zscaler, Inc. *	6,747	1,393,863
		476,389,289

Technology Hardware & Equipment 8.3%
Amphenol Corp., Class A	87,004	6,320,841
Apple, Inc.	1,096,412	260,211,460
Arista Networks, Inc. *	18,583	7,541,353
Arrow Electronics, Inc. *	3,812	458,050
Badger Meter, Inc.	2,085	452,070
CDW Corp.	9,633	1,694,734
Ciena Corp. *	10,340	720,905
Cisco Systems, Inc.	290,529	17,202,222
Cognex Corp.	12,357	494,033
Coherent Corp. *	11,050	1,106,768
Corning, Inc.	55,601	2,706,101
Dell Technologies, Inc., Class C	20,746	2,646,982
F5, Inc. *	4,180	1,046,463
Fabrinet *	2,576	604,278
Flex Ltd. *	28,621	1,115,360
Hewlett Packard Enterprise Co.	93,843	1,991,348
HP, Inc.	70,657	2,503,377
Insight Enterprises, Inc. *	1,978	309,458
Jabil, Inc.	8,163	1,108,780
Juniper Networks, Inc.	23,700	851,304
Keysight Technologies, Inc. *	12,587	2,150,363
Littelfuse, Inc.	1,782	439,566
Motorola Solutions, Inc.	12,041	6,016,888
NetApp, Inc.	14,813	1,816,666
Novanta, Inc. *	2,557	426,968
Pure Storage, Inc., Class A *	22,330	1,183,267
Seagate Technology Holdings PLC	15,148	1,534,947
Super Micro Computer, Inc. *	36,118	1,178,891
TD SYNNEX Corp.	5,431	646,235
SECURITY	NUMBER OF SHARES	VALUE ($)
TE Connectivity PLC	21,911	3,311,190
Teledyne Technologies, Inc. *	3,379	1,639,693
Trimble, Inc. *	17,672	1,289,526
Ubiquiti, Inc.	295	102,215
Vontier Corp.	11,066	434,451
Western Digital Corp. *	23,529	1,717,382
Zebra Technologies Corp., Class A *	3,720	1,514,040
		336,488,175

Telecommunication Services 0.9%
AT&T, Inc.	517,315	11,981,016
Frontier Communications Parent, Inc. *	15,905	553,653
GCI Liberty, Inc. *(c)	3,916	0
Lumen Technologies, Inc. *	73,153	536,943
T-Mobile U.S., Inc.	35,365	8,733,033
Verizon Communications, Inc.	303,653	13,463,974
		35,268,619

Transportation 1.5%
Alaska Air Group, Inc. *	9,186	483,184
American Airlines Group, Inc. *	47,717	692,851
CH Robinson Worldwide, Inc.	8,435	890,567
CSX Corp.	140,016	5,117,585
Delta Air Lines, Inc.	46,228	2,950,271
Expeditors International of Washington, Inc.	10,098	1,228,321
FedEx Corp.	16,244	4,916,571
GXO Logistics, Inc. *	8,624	524,598
JB Hunt Transport Services, Inc.	5,815	1,099,675
Kirby Corp. *	4,168	527,294
Knight-Swift Transportation Holdings, Inc.	11,632	690,476
Landstar System, Inc.	2,533	470,935
Norfolk Southern Corp.	16,307	4,498,286
Old Dominion Freight Line, Inc.	13,566	3,054,249
Ryder System, Inc.	3,075	519,183
Saia, Inc. *	1,907	1,085,236
Southwest Airlines Co.	43,401	1,404,456
Uber Technologies, Inc. *	151,590	10,908,416
U-Haul Holding Co., Non Voting Shares	7,251	452,752
Union Pacific Corp.	43,944	10,751,339
United Airlines Holdings, Inc. *	23,857	2,310,073
United Parcel Service, Inc., Class B	52,885	7,177,552
XPO, Inc. *	8,411	1,281,921
		63,035,791

Utilities 2.3%
AES Corp.	51,133	666,774
Alliant Energy Corp.	18,526	1,170,843
Ameren Corp.	19,237	1,815,780
American Electric Power Co., Inc.	38,441	3,838,718
American Water Works Co., Inc.	14,069	1,926,609
Atmos Energy Corp.	11,194	1,693,876
Avangrid, Inc.	5,016	181,078
CenterPoint Energy, Inc.	46,753	1,525,083
CMS Energy Corp.	21,538	1,501,414
Consolidated Edison, Inc.	24,948	2,509,519
Constellation Energy Corp.	22,500	5,772,600
Dominion Energy, Inc.	60,488	3,553,670
DTE Energy Co.	14,942	1,879,405
Duke Energy Corp.	55,563	6,503,649
Edison International	27,862	2,444,891
Entergy Corp.	15,428	2,409,391
Essential Utilities, Inc.	18,155	726,745
Evergy, Inc.	16,583	1,071,759
Eversource Energy	25,913	1,671,129

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Exelon Corp.	72,205	2,856,430
FirstEnergy Corp.	37,018	1,575,116
IDACORP, Inc.	3,775	447,224
MDU Resources Group, Inc.	14,494	290,460
National Fuel Gas Co.	6,593	421,754
NextEra Energy, Inc.	148,242	11,662,198
NiSource, Inc.	32,373	1,233,088
NRG Energy, Inc.	14,884	1,512,363
OGE Energy Corp.	14,429	634,299
PG&E Corp.	154,316	3,337,855
Pinnacle West Capital Corp.	8,180	766,466
Portland General Electric Co.	7,390	354,129
PPL Corp.	53,246	1,859,883
Public Service Enterprise Group, Inc.	35,931	3,388,293
Sempra	45,713	4,281,937
Southern Co.	78,745	7,018,542
Southwest Gas Holdings, Inc.	4,312	337,026
UGI Corp.	15,927	483,703
Vistra Corp.	24,785	3,961,634
WEC Energy Group, Inc.	22,826	2,306,567
Xcel Energy, Inc.	40,176	2,915,171
		94,507,071
Total Common Stocks (Cost $2,480,179,936)		4,065,382,874

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)	2,525,620	2,525,620
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)(e)	1,242,068	1,242,068
		3,767,688
Total Short-Term Investments (Cost $3,767,688)		3,767,688
Total Investments in Securities (Cost $2,483,947,624)		4,069,150,562

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	23	6,959,225	135,194

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,219,754.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2024:
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/24	BALANCE OF SHARES HELD AT 11/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$6,937,512	$157,756	($124,081 )	($10,992 )	$1,887,511	$8,847,706	106,908	$26,600

Schwab 1000 Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$4,030,114,255	$—	$—	$4,030,114,255
Telecommunication Services	35,268,619	—	0 *	35,268,619
Short-Term Investments [1]	3,767,688	—	—	3,767,688
Futures Contracts [2]	135,194	—	—	135,194
Total	$4,069,285,756	$—	$0	$4,069,285,756

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 2.0%
Aptiv PLC *	255,200	14,171,256
Autoliv, Inc.	71,539	7,090,946
BorgWarner, Inc.	218,148	7,486,839
Ford Motor Co.	3,763,361	41,886,208
General Motors Co.	1,082,990	60,203,414
Gentex Corp.	223,948	6,843,851
Lear Corp.	54,020	5,285,317
Lucid Group, Inc. *(a)	1,092,467	2,381,578
Rivian Automotive, Inc., Class A *	698,251	8,539,610
Tesla, Inc. *	2,671,685	922,158,794
		1,076,047,813

Banks 3.5%
Bank of America Corp.	6,502,160	308,917,622
BOK Financial Corp.	20,747	2,466,196
Citigroup, Inc.	1,837,141	130,198,183
Citizens Financial Group, Inc.	432,267	20,809,333
Comerica, Inc.	129,301	9,341,997
Commerce Bancshares, Inc.	112,873	8,324,384
Cullen/Frost Bankers, Inc.	61,443	8,640,115
East West Bancorp, Inc.	134,110	14,709,185
Fifth Third Bancorp	651,899	31,330,266
First Citizens BancShares, Inc., Class A	11,497	26,385,615
First Horizon Corp.	513,282	10,845,649
Huntington Bancshares, Inc.	1,404,307	25,291,569
JPMorgan Chase & Co.	2,739,634	684,141,402
KeyCorp	892,509	17,386,075
M&T Bank Corp.	161,109	35,442,369
PNC Financial Services Group, Inc.	382,272	82,081,444
Regions Financial Corp.	885,435	24,136,958
Truist Financial Corp.	1,290,656	61,538,478
U.S. Bancorp	1,504,469	80,173,153
Webster Financial Corp.	165,054	10,197,036
Wells Fargo & Co.	3,277,376	249,637,730
Western Alliance Bancorp	104,926	9,822,123
Zions Bancorp NA	142,041	8,596,321
		1,860,413,203

Capital Goods 6.3%
3M Co.	528,226	70,534,018
A.O. Smith Corp.	114,501	8,529,179
Acuity Brands, Inc.	29,809	9,559,448
Advanced Drainage Systems, Inc.	68,612	9,282,517
AECOM	130,101	15,217,914
AGCO Corp.	59,416	6,013,493
Allegion PLC	83,836	11,807,462
AMETEK, Inc.	223,134	43,372,787
API Group Corp. *	230,977	8,726,311
Axon Enterprise, Inc. *	69,137	44,728,874
Boeing Co. *	703,088	109,287,999
Builders FirstSource, Inc. *	112,653	21,006,405
Carlisle Cos., Inc.	44,340	20,250,078
SECURITY	NUMBER OF SHARES	VALUE ($)
Carrier Global Corp.	808,355	62,542,426
Caterpillar, Inc.	466,868	189,599,763
CNH Industrial NV	846,210	10,628,398
Comfort Systems USA, Inc.	34,377	16,957,143
Core & Main, Inc., Class A *	184,948	8,979,225
Cummins, Inc.	132,074	49,533,033
Curtiss-Wright Corp.	36,849	13,767,892
Deere & Co.	246,643	114,910,974
Donaldson Co., Inc.	115,259	8,995,965
Dover Corp.	132,784	27,340,226
Eaton Corp. PLC	383,620	144,018,620
EMCOR Group, Inc.	44,843	22,875,311
Emerson Electric Co.	551,750	73,162,050
Fastenal Co.	551,400	46,074,984
Ferguson Enterprises, Inc.	193,499	41,782,239
Fortive Corp.	336,465	26,691,768
Fortune Brands Innovations, Inc.	118,924	9,311,749
FTAI Aviation Ltd.	99,243	16,754,203
GE Vernova, Inc. *	264,389	88,337,653
Generac Holdings, Inc. *	58,344	10,980,341
General Dynamics Corp.	248,354	70,535,020
General Electric Co.	1,044,455	190,257,923
Graco, Inc.	162,254	14,778,094
HEICO Corp.	94,462	25,823,077
Honeywell International, Inc.	627,003	146,047,809
Howmet Aerospace, Inc.	394,148	46,659,240
Hubbell, Inc.	51,475	23,683,133
Huntington Ingalls Industries, Inc.	37,274	7,377,270
IDEX Corp.	72,757	16,779,947
Illinois Tool Works, Inc.	260,198	72,210,149
Ingersoll Rand, Inc.	387,794	40,396,501
ITT, Inc.	79,338	12,386,249
Johnson Controls International PLC	642,732	53,899,505
L3Harris Technologies, Inc.	182,567	44,957,124
Lennox International, Inc.	30,860	20,587,632
Lincoln Electric Holdings, Inc.	54,185	11,838,339
Lockheed Martin Corp.	204,207	108,109,228
Masco Corp.	208,818	16,822,378
Middleby Corp. *	52,864	7,580,169
Nordson Corp.	52,476	13,695,711
Northrop Grumman Corp.	132,192	64,727,813
nVent Electric PLC	161,932	12,680,895
Otis Worldwide Corp.	385,439	39,692,508
Owens Corning	84,065	17,285,445
PACCAR, Inc.	505,272	59,116,824
Parker-Hannifin Corp.	123,656	86,917,802
Pentair PLC	159,667	17,402,106
Quanta Services, Inc.	141,698	48,817,795
Regal Rexnord Corp.	64,865	11,202,834
Rockwell Automation, Inc.	109,542	32,330,226
RTX Corp.	1,281,989	156,184,720
Sensata Technologies Holding PLC	147,800	4,750,292
Snap-on, Inc.	51,044	18,870,456
Stanley Black & Decker, Inc.	147,637	13,206,130
Textron, Inc.	179,805	15,396,702
Toro Co.	98,710	8,595,667
Trane Technologies PLC	217,475	90,517,444
TransDigm Group, Inc.	54,127	67,819,507
Trex Co., Inc. *	105,031	7,880,476
United Rentals, Inc.	64,020	55,441,320
Vertiv Holdings Co.	360,771	46,034,380

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Watsco, Inc.	33,331	18,385,380
WESCO International, Inc.	43,538	9,211,335
Westinghouse Air Brake Technologies Corp.	169,046	33,914,009
WillScot Holdings Corp. *	178,953	6,843,163
Woodward, Inc.	58,106	10,477,674
WW Grainger, Inc.	42,788	51,574,088
Xylem, Inc.	233,239	29,563,043
		3,340,824,980

Commercial & Professional Services 1.4%
Amentum Holdings, Inc. *	120,175	2,926,261
Automatic Data Processing, Inc.	392,565	120,489,975
Booz Allen Hamilton Holding Corp., Class A	125,027	18,526,501
Broadridge Financial Solutions, Inc.	112,638	26,584,821
CACI International, Inc., Class A *	21,554	9,912,254
Cintas Corp.	329,760	74,456,510
Clean Harbors, Inc. *	48,961	12,734,267
Copart, Inc. *	843,717	53,483,221
Dayforce, Inc. *	152,887	12,229,431
Equifax, Inc.	119,377	31,224,248
Genpact Ltd.	156,096	7,205,391
Jacobs Solutions, Inc.	120,175	16,972,315
KBR, Inc.	127,420	7,750,959
Leidos Holdings, Inc.	129,689	21,450,561
Parsons Corp. *	44,358	4,254,376
Paychex, Inc.	309,178	45,223,466
Paycom Software, Inc.	46,893	10,875,425
Paylocity Holding Corp. *	41,413	8,594,854
RB Global, Inc.	178,012	17,402,453
Republic Services, Inc.	196,310	42,854,473
Robert Half, Inc.	99,677	7,436,901
Rollins, Inc.	269,518	13,564,841
SS&C Technologies Holdings, Inc.	204,432	15,810,771
Tetra Tech, Inc.	256,883	10,663,213
TransUnion	186,670	18,947,005
Veralto Corp.	237,413	25,685,712
Verisk Analytics, Inc.	136,988	40,303,239
Waste Management, Inc.	351,655	80,254,704
		757,818,148

Consumer Discretionary Distribution & Retail 5.7%
Amazon.com, Inc. *	8,994,570	1,869,881,157
AutoZone, Inc. *	16,452	52,145,272
Bath & Body Works, Inc.	214,375	7,768,950
Best Buy Co., Inc.	188,327	16,949,430
Burlington Stores, Inc. *	60,353	17,012,304
CarMax, Inc. *	149,988	12,594,492
Carvana Co. *	109,719	28,573,022
Dick's Sporting Goods, Inc.	56,114	11,629,065
eBay, Inc.	469,129	29,691,174
Etsy, Inc. *	112,345	6,163,247
Floor & Decor Holdings, Inc., Class A *	103,484	11,611,940
GameStop Corp., Class A *	372,359	10,817,029
Genuine Parts Co.	133,790	16,955,207
Home Depot, Inc.	954,835	409,748,344
Lithia Motors, Inc.	25,859	10,004,847
LKQ Corp.	250,759	9,852,321
Lowe's Cos., Inc.	548,432	149,409,330
Murphy USA, Inc.	18,218	9,979,820
O'Reilly Automotive, Inc. *	55,953	69,561,889
Penske Automotive Group, Inc.	17,658	2,940,763
Pool Corp.	37,238	14,042,077
Ross Stores, Inc.	321,072	49,724,421
TJX Cos., Inc.	1,087,997	136,750,343
SECURITY	NUMBER OF SHARES	VALUE ($)
Tractor Supply Co.	103,591	29,385,659
Ulta Beauty, Inc. *	45,685	17,663,648
Williams-Sonoma, Inc.	122,992	21,157,084
		3,022,012,835

Consumer Durables & Apparel 0.8%
Deckers Outdoor Corp. *	146,142	28,637,986
DR Horton, Inc.	282,540	47,687,101
Garmin Ltd.	147,576	31,374,658
Hasbro, Inc.	127,625	8,314,769
Lennar Corp., Class A	243,002	42,377,119
Lululemon Athletica, Inc. *	110,513	35,437,098
Mohawk Industries, Inc. *	50,387	6,995,227
NIKE, Inc., Class B	1,157,197	91,152,408
NVR, Inc. *	2,954	27,281,903
PulteGroup, Inc.	200,914	27,177,637
Tapestry, Inc.	221,914	13,820,804
Tempur Sealy International, Inc.	169,715	9,500,646
Toll Brothers, Inc.	98,997	16,351,334
TopBuild Corp. *	28,826	11,260,589
VF Corp.	319,580	6,465,103
		403,834,382

Consumer Services 2.3%
ADT, Inc.	344,214	2,622,911
Airbnb, Inc., Class A *	423,326	57,618,902
Aramark	253,232	10,304,010
Booking Holdings, Inc.	32,284	167,940,722
Caesars Entertainment, Inc. *	207,943	8,003,726
Carnival Corp. *	968,489	24,628,675
Cava Group, Inc. *	78,458	11,054,732
Chipotle Mexican Grill, Inc. *	1,319,391	81,168,934
Churchill Downs, Inc.	70,810	10,062,809
Darden Restaurants, Inc.	113,803	20,060,055
Domino's Pizza, Inc.	33,508	15,956,175
DoorDash, Inc., Class A *	317,982	57,389,391
DraftKings, Inc., Class A *	465,275	20,309,254
Expedia Group, Inc. *	120,736	22,290,280
Flutter Entertainment PLC *	171,494	47,387,222
Hilton Worldwide Holdings, Inc.	237,086	60,087,076
Las Vegas Sands Corp.	339,113	17,993,336
Light & Wonder, Inc. *	85,773	8,151,866
Marriott International, Inc., Class A	224,759	64,975,579
McDonald's Corp.	690,826	204,491,404
MGM Resorts International *	222,631	8,535,673
Norwegian Cruise Line Holdings Ltd. *	425,565	11,443,443
Royal Caribbean Cruises Ltd.	227,707	55,574,170
Service Corp. International	140,614	12,456,994
Starbucks Corp.	1,091,214	111,805,787
Texas Roadhouse, Inc.	64,163	13,170,739
Vail Resorts, Inc.	36,912	6,616,107
Wingstop, Inc.	28,214	9,275,917
Wyndham Hotels & Resorts, Inc.	76,678	7,528,246
Wynn Resorts Ltd.	91,053	8,593,582
Yum! Brands, Inc.	270,708	37,612,170
		1,195,109,887

Consumer Staples Distribution & Retail 2.0%
Albertsons Cos., Inc., Class A	389,963	7,740,766
BJ's Wholesale Club Holdings, Inc. *	127,071	12,236,937
Casey's General Stores, Inc.	35,561	14,967,269
Costco Wholesale Corp.	426,894	414,889,741
Dollar General Corp.	212,152	16,392,985
Dollar Tree, Inc. *	194,075	13,831,725
Kroger Co.	639,272	39,046,734

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Performance Food Group Co. *	150,432	13,274,120
Sprouts Farmers Market, Inc. *	96,762	14,947,794
Sysco Corp.	472,864	36,462,543
Target Corp.	446,021	59,013,038
U.S. Foods Holding Corp. *	234,222	16,341,669
Walgreens Boots Alliance, Inc.	690,558	6,228,833
Walmart, Inc.	4,183,045	386,931,662
		1,052,305,816

Energy 3.5%
Antero Resources Corp. *	283,657	9,272,747
APA Corp.	359,268	8,137,420
Baker Hughes Co.	955,331	41,986,798
Cheniere Energy, Inc.	217,675	48,761,377
Chevron Corp.	1,637,765	265,203,287
Chord Energy Corp.	59,067	7,532,224
ConocoPhillips	1,255,855	136,059,327
Coterra Energy, Inc.	712,503	19,038,080
Devon Energy Corp.	601,773	22,837,285
Diamondback Energy, Inc.	179,951	31,957,498
EOG Resources, Inc.	547,767	72,995,430
EQT Corp.	571,828	25,983,864
Expand Energy Corp.	200,378	19,829,407
Exxon Mobil Corp.	4,278,034	504,636,891
Halliburton Co.	850,722	27,104,003
Hess Corp.	266,392	39,207,575
HF Sinclair Corp.	154,511	6,324,135
Kinder Morgan, Inc.	1,861,357	52,620,562
Marathon Petroleum Corp.	322,002	50,280,612
NOV, Inc.	378,463	6,062,977
Occidental Petroleum Corp.	648,393	32,795,718
ONEOK, Inc.	561,701	63,809,234
Ovintiv, Inc.	253,499	11,513,925
Permian Resources Corp.	605,276	9,478,622
Phillips 66	402,828	53,970,895
Range Resources Corp.	232,541	8,311,015
Schlumberger NV	1,366,593	60,048,096
Targa Resources Corp.	211,118	43,131,407
TechnipFMC PLC	414,556	13,004,622
Texas Pacific Land Corp.	18,241	29,187,242
Valero Energy Corp.	308,846	42,954,302
Williams Cos., Inc.	1,174,401	68,725,947
		1,832,762,524

Equity Real Estate Investment Trusts (REITs) 2.2%
Alexandria Real Estate Equities, Inc.	149,607	16,491,180
American Homes 4 Rent, Class A	302,088	11,566,950
American Tower Corp.	449,824	94,013,216
Americold Realty Trust, Inc.	251,971	6,012,028
AvalonBay Communities, Inc.	136,609	32,150,928
BXP, Inc.	139,704	11,454,331
Camden Property Trust	102,362	12,877,140
Crown Castle, Inc.	418,258	44,439,913
CubeSmart	215,811	10,695,593
Digital Realty Trust, Inc.	296,058	57,935,590
EastGroup Properties, Inc.	46,702	8,042,551
Equinix, Inc.	91,334	89,642,494
Equity LifeStyle Properties, Inc.	180,059	12,843,608
Equity Residential	327,815	25,130,298
Essex Property Trust, Inc.	62,324	19,349,109
Extra Space Storage, Inc.	204,299	34,926,957
Federal Realty Investment Trust	73,245	8,544,029
Gaming & Leisure Properties, Inc.	262,821	13,564,192
Healthcare Realty Trust, Inc.	348,698	6,388,147
Healthpeak Properties, Inc.	678,749	14,925,691
Host Hotels & Resorts, Inc.	676,804	12,466,730
Invitation Homes, Inc.	548,843	18,797,873
SECURITY	NUMBER OF SHARES	VALUE ($)
Iron Mountain, Inc.	282,280	34,909,568
Kimco Realty Corp.	649,199	16,600,018
Lamar Advertising Co., Class A	84,704	11,352,030
Lineage, Inc.	56,313	3,571,370
Mid-America Apartment Communities, Inc.	113,048	18,557,960
NNN REIT, Inc.	177,071	7,787,583
Omega Healthcare Investors, Inc.	246,732	10,019,787
Prologis, Inc.	891,435	104,101,779
Public Storage	151,773	52,824,593
Realty Income Corp.	838,724	48,553,732
Regency Centers Corp.	156,332	11,817,136
Rexford Industrial Realty, Inc.	212,642	8,947,975
SBA Communications Corp.	103,128	23,332,710
Simon Property Group, Inc.	295,223	54,202,943
Sun Communities, Inc.	113,304	14,313,694
UDR, Inc.	288,293	13,221,117
Ventas, Inc.	398,849	25,554,255
VICI Properties, Inc.	1,008,353	32,882,391
Welltower, Inc.	556,994	76,965,431
Weyerhaeuser Co.	698,657	22,538,675
WP Carey, Inc.	210,616	12,017,749
		1,166,331,044

Financial Services 8.5%
AGNC Investment Corp.	749,514	7,240,305
Ally Financial, Inc.	262,467	10,493,431
American Express Co.	540,870	164,792,272
Ameriprise Financial, Inc.	94,656	54,329,704
Annaly Capital Management, Inc.	484,417	9,654,431
Apollo Global Management, Inc.	434,119	75,983,849
ARES Management Corp., Class A	177,492	31,368,161
Bank of New York Mellon Corp.	710,463	58,165,606
Berkshire Hathaway, Inc., Class B *	1,763,846	851,972,895
Blackrock, Inc.	134,092	137,149,298
Blackstone, Inc.	692,805	132,388,107
Block, Inc. *	534,815	47,357,868
Blue Owl Capital, Inc.	495,432	11,756,601
Capital One Financial Corp.	367,536	70,570,587
Carlyle Group, Inc.	201,635	10,733,031
Cboe Global Markets, Inc.	101,021	21,805,383
Charles Schwab Corp. (b)	1,428,032	118,183,928
CME Group, Inc.	347,068	82,602,184
Coinbase Global, Inc., Class A *	195,534	57,917,171
Corebridge Financial, Inc.	261,998	8,480,875
Corpay, Inc. *	66,623	25,395,355
Discover Financial Services	241,565	44,068,703
Equitable Holdings, Inc.	310,164	14,959,210
FactSet Research Systems, Inc.	36,479	17,899,151
Fidelity National Information Services, Inc.	524,418	44,732,855
Fiserv, Inc. *	554,105	122,435,041
Franklin Resources, Inc.	297,921	6,780,682
Global Payments, Inc.	244,167	29,046,106
Goldman Sachs Group, Inc.	303,952	184,976,069
Interactive Brokers Group, Inc., Class A	105,013	20,066,934
Intercontinental Exchange, Inc.	552,866	88,989,311
Invesco Ltd.	427,772	7,738,395
Jack Henry & Associates, Inc.	70,225	12,372,241
Jefferies Financial Group, Inc.	155,683	12,320,753
KKR & Co., Inc.	648,811	105,671,848
LPL Financial Holdings, Inc.	71,898	23,377,635
MarketAxess Holdings, Inc.	36,259	9,379,841
Mastercard, Inc., Class A	794,442	423,389,919
Moody's Corp.	150,952	75,472,981
Morgan Stanley	1,199,998	157,931,737
Morningstar, Inc.	25,958	9,193,026

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
MSCI, Inc.	75,704	46,151,430
Nasdaq, Inc.	398,745	33,091,848
Northern Trust Corp.	193,433	21,502,012
PayPal Holdings, Inc. *	985,342	85,498,125
Raymond James Financial, Inc.	178,487	30,214,279
Robinhood Markets, Inc., Class A *	682,104	25,606,184
S&P Global, Inc.	308,455	161,170,822
SEI Investments Co.	94,424	7,802,255
SoFi Technologies, Inc. *	1,033,498	16,959,702
Starwood Property Trust, Inc.	306,306	6,239,453
State Street Corp.	286,875	28,260,056
Synchrony Financial	380,454	25,688,254
T. Rowe Price Group, Inc.	213,501	26,439,964
Toast, Inc., Class A *	388,325	16,907,670
Tradeweb Markets, Inc., Class A	112,635	15,262,043
Visa, Inc., Class A	1,608,718	506,874,867
Voya Financial, Inc.	94,088	7,809,304
WEX, Inc. *	39,889	7,525,459
		4,468,147,207

Food, Beverage & Tobacco 2.3%
Altria Group, Inc.	1,645,577	95,015,616
Archer-Daniels-Midland Co.	460,463	25,141,280
Brown-Forman Corp., Class B	228,879	9,631,228
Bunge Global SA	136,218	12,224,203
Campbell's Co.	187,466	8,660,929
Celsius Holdings, Inc. *	150,727	4,288,183
Coca-Cola Co.	3,735,009	239,339,377
Coca-Cola Consolidated, Inc.	5,730	7,473,582
Conagra Brands, Inc.	460,268	12,680,383
Constellation Brands, Inc., Class A	151,490	36,501,515
Darling Ingredients, Inc. *	154,697	6,269,869
General Mills, Inc.	536,215	35,529,606
Hershey Co.	142,809	25,152,949
Hormel Foods Corp.	277,584	9,002,049
J.M. Smucker Co.	102,925	12,123,536
Kellanova	257,291	20,915,185
Keurig Dr. Pepper, Inc.	1,083,510	35,376,602
Kraft Heinz Co.	849,449	27,156,885
Lamb Weston Holdings, Inc.	138,621	10,707,086
McCormick & Co., Inc. - Non Voting Shares	241,624	18,945,738
Molson Coors Beverage Co., Class B	168,172	10,436,754
Mondelez International, Inc., Class A	1,286,667	83,569,022
Monster Beverage Corp. *	679,041	37,435,530
PepsiCo, Inc.	1,322,785	216,209,208
Philip Morris International, Inc.	1,496,345	199,103,666
Pilgrim's Pride Corp. *	41,606	2,147,286
Post Holdings, Inc. *	44,874	5,406,420
Tyson Foods, Inc., Class A	276,365	17,825,543
		1,224,269,230

Health Care Equipment & Services 4.5%
Abbott Laboratories	1,674,411	198,869,794
Align Technology, Inc. *	67,092	15,617,005
Baxter International, Inc.	492,924	16,616,468
Becton Dickinson & Co.	277,859	61,656,912
Boston Scientific Corp. *	1,419,269	128,670,928
Cardinal Health, Inc.	234,083	28,614,306
Cencora, Inc.	167,654	42,173,364
Centene Corp. *	505,920	30,355,200
Chemed Corp.	14,541	8,323,123
Cigna Group	269,278	90,962,108
Cooper Cos., Inc. *	191,598	20,014,327
CVS Health Corp.	1,211,405	72,502,589
DaVita, Inc. *	44,654	7,420,155
Dexcom, Inc. *	386,552	30,147,190
SECURITY	NUMBER OF SHARES	VALUE ($)
Edwards Lifesciences Corp. *	580,381	41,410,184
Elevance Health, Inc.	223,411	90,919,341
Encompass Health Corp.	96,340	9,917,240
GE HealthCare Technologies, Inc.	440,497	36,658,160
HCA Healthcare, Inc.	178,976	58,564,527
Henry Schein, Inc. *	121,115	9,331,911
Hologic, Inc. *	223,787	17,791,067
Humana, Inc.	115,636	34,272,198
IDEXX Laboratories, Inc. *	79,078	33,351,146
Insulet Corp. *	67,488	18,004,449
Intuitive Surgical, Inc. *	341,385	185,030,670
Labcorp Holdings, Inc.	80,792	19,483,799
Masimo Corp. *	42,655	7,359,694
McKesson Corp.	124,871	78,481,423
Medtronic PLC	1,234,850	106,863,919
Molina Healthcare, Inc. *	56,143	16,725,000
Penumbra, Inc. *	38,000	9,276,560
Quest Diagnostics, Inc.	107,727	17,522,874
ResMed, Inc.	141,947	35,347,642
Solventum Corp. *	133,906	9,575,618
STERIS PLC	95,451	20,909,496
Stryker Corp.	330,389	129,562,046
Teleflex, Inc.	45,386	8,752,690
Tenet Healthcare Corp. *	93,079	13,280,512
UnitedHealth Group, Inc.	889,166	542,569,093
Universal Health Services, Inc., Class B	57,020	11,689,100
Veeva Systems, Inc., Class A *	143,379	32,668,905
Zimmer Biomet Holdings, Inc.	195,620	21,929,002
		2,369,191,735

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	235,708	25,958,522
Clorox Co.	118,655	19,835,556
Colgate-Palmolive Co.	786,897	76,037,857
Coty, Inc., Class A *	349,750	2,584,653
Estee Lauder Cos., Inc., Class A	223,355	16,108,363
Kenvue, Inc.	1,847,115	44,478,529
Kimberly-Clark Corp.	323,770	45,117,349
Procter & Gamble Co.	2,266,260	406,249,768
Reynolds Consumer Products, Inc.	51,530	1,426,866
		637,797,463

Insurance 2.2%
Aflac, Inc.	485,352	55,330,128
Allstate Corp.	254,723	52,827,003
American Financial Group, Inc.	69,610	10,222,925
American International Group, Inc.	620,218	47,682,360
Aon PLC, Class A	209,442	82,004,921
Arch Capital Group Ltd.	360,557	36,315,301
Arthur J Gallagher & Co.	211,124	65,921,358
Assurant, Inc.	49,577	11,258,937
Brown & Brown, Inc.	227,727	25,755,924
Chubb Ltd.	361,604	104,405,923
Cincinnati Financial Corp.	150,047	23,982,012
CNA Financial Corp.	20,051	1,011,372
Erie Indemnity Co., Class A	24,124	10,628,069
Everest Group Ltd.	41,692	16,158,152
Fidelity National Financial, Inc.	248,475	15,750,830
Globe Life, Inc.	87,102	9,689,226
Hartford Financial Services Group, Inc.	282,095	34,785,134
Kinsale Capital Group, Inc.	21,396	10,878,582
Loews Corp.	174,974	15,175,495
Markel Group, Inc. *	12,464	22,222,315
Marsh & McLennan Cos., Inc.	473,304	110,388,692
MetLife, Inc.	565,879	49,927,504

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Old Republic International Corp.	228,330	8,898,020
Principal Financial Group, Inc.	204,023	17,768,363
Progressive Corp.	564,377	151,749,688
Prudential Financial, Inc.	343,031	44,391,642
Reinsurance Group of America, Inc.	63,517	14,507,283
RenaissanceRe Holdings Ltd.	50,281	14,387,908
Travelers Cos., Inc.	219,315	58,346,563
Unum Group	164,522	12,651,742
W.R. Berkley Corp.	288,890	18,647,849
Willis Towers Watson PLC	97,787	31,487,414
		1,185,158,635

Materials 2.3%
Air Products & Chemicals, Inc.	213,953	71,530,906
Albemarle Corp.	112,372	12,102,464
Alcoa Corp.	246,791	11,458,506
Amcor PLC	1,395,764	14,850,929
AptarGroup, Inc.	63,746	11,025,508
Avery Dennison Corp.	77,210	15,901,400
Axalta Coating Systems Ltd. *	213,691	8,645,938
Ball Corp.	291,609	18,126,415
Berry Global Group, Inc.	110,667	8,002,331
Celanese Corp.	104,811	7,673,213
CF Industries Holdings, Inc.	175,256	15,713,453
Cleveland-Cliffs, Inc. *	459,386	5,719,356
Corteva, Inc.	666,659	41,492,856
CRH PLC	656,789	67,169,811
Crown Holdings, Inc.	113,895	10,488,591
Dow, Inc.	674,776	29,831,847
DuPont de Nemours, Inc.	401,511	33,562,304
Eastman Chemical Co.	111,606	11,687,380
Ecolab, Inc.	244,195	60,748,390
FMC Corp.	119,762	7,076,737
Freeport-McMoRan, Inc.	1,384,329	61,187,342
International Flavors & Fragrances, Inc.	247,029	22,568,569
International Paper Co.	332,884	19,583,566
Linde PLC	463,019	213,447,129
LyondellBasell Industries NV, Class A	251,420	20,953,343
Martin Marietta Materials, Inc.	58,892	35,335,200
Mosaic Co.	303,284	8,024,895
Newmont Corp.	1,106,475	46,405,561
Nucor Corp.	228,194	35,299,330
Packaging Corp. of America	86,489	21,522,788
PPG Industries, Inc.	224,600	27,933,502
Reliance, Inc.	53,215	17,094,787
Royal Gold, Inc.	62,586	9,153,828
RPM International, Inc.	124,162	17,231,202
Sherwin-Williams Co.	223,547	88,837,578
Smurfit WestRock PLC	474,625	26,113,868
Steel Dynamics, Inc.	137,898	20,032,442
Vulcan Materials Co.	126,866	36,553,901
Westlake Corp.	31,693	4,069,381
		1,194,156,547

Media & Entertainment 7.7%
Alphabet, Inc., Class A	5,641,676	953,161,160
Alphabet, Inc., Class C	4,624,942	788,506,362
Charter Communications, Inc., Class A *	93,138	36,972,526
Comcast Corp., Class A	3,720,815	160,702,000
Electronic Arts, Inc.	231,677	37,918,575
Fox Corp., Class A	333,052	15,693,410
Interpublic Group of Cos., Inc.	361,564	11,139,787
Liberty Broadband Corp., Class C *	124,430	10,593,970
Liberty Media Corp.-Liberty Formula One, Class C *	232,840	20,573,742
SECURITY	NUMBER OF SHARES	VALUE ($)
Live Nation Entertainment, Inc. *	151,666	20,967,824
Match Group, Inc. *	246,501	8,070,443
Meta Platforms, Inc., Class A	2,103,694	1,208,193,538
Netflix, Inc. *	413,335	366,549,611
News Corp., Class A	484,035	14,206,427
Omnicom Group, Inc.	188,580	19,766,956
Paramount Global, Class B	590,520	6,407,142
Pinterest, Inc., Class A *	583,131	17,680,532
ROBLOX Corp., Class A *	506,614	25,396,560
Roku, Inc. *	121,093	8,359,050
Sirius XM Holdings, Inc.	212,413	5,724,530
Snap, Inc., Class A *	1,014,643	11,982,934
Take-Two Interactive Software, Inc. *	157,340	29,639,709
TKO Group Holdings, Inc. *	63,946	8,821,990
Trade Desk, Inc., Class A *	430,541	55,346,046
Walt Disney Co.	1,746,247	205,131,635
Warner Bros Discovery, Inc. *	2,151,544	22,548,181
		4,070,054,640

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
AbbVie, Inc.	1,701,113	311,184,601
Agilent Technologies, Inc.	280,789	38,740,458
Alnylam Pharmaceuticals, Inc. *	123,242	31,188,853
Amgen, Inc.	517,333	146,337,986
Avantor, Inc. *	655,357	13,801,818
Biogen, Inc. *	139,841	22,462,660
BioMarin Pharmaceutical, Inc. *	184,059	12,153,416
Bio-Rad Laboratories, Inc., Class A *	18,587	6,329,431
Bio-Techne Corp.	151,121	11,388,479
Bristol-Myers Squibb Co.	1,953,244	115,671,110
Bruker Corp.	104,915	6,079,824
Catalent, Inc. *	173,384	10,595,496
Charles River Laboratories International, Inc. *	50,145	9,981,864
Danaher Corp.	619,330	148,447,208
Elanco Animal Health, Inc. *	469,895	6,207,313
Eli Lilly & Co.	759,594	604,143,088
Exact Sciences Corp. *	178,586	11,086,619
Gilead Sciences, Inc.	1,198,842	110,988,792
Illumina, Inc. *	152,715	22,013,867
Incyte Corp. *	153,395	11,441,733
Insmed, Inc. *	163,757	12,307,976
IQVIA Holdings, Inc. *	167,189	33,578,239
Jazz Pharmaceuticals PLC *	59,431	7,226,215
Johnson & Johnson	2,317,294	359,203,743
Medpace Holdings, Inc. *	24,757	8,432,977
Merck & Co., Inc.	2,439,901	247,991,538
Mettler-Toledo International, Inc. *	20,538	25,697,146
Moderna, Inc. *	324,474	13,971,850
Natera, Inc. *	119,801	20,100,212
Neurocrine Biosciences, Inc. *	97,254	12,326,944
Pfizer, Inc.	5,458,164	143,058,478
Regeneron Pharmaceuticals, Inc. *	102,346	76,782,016
Repligen Corp. *	50,002	7,527,301
Revvity, Inc.	118,099	13,716,018
Roivant Sciences Ltd. *	417,648	5,308,306
Royalty Pharma PLC, Class A	371,448	9,902,804
Sarepta Therapeutics, Inc. *	91,866	12,249,412
Thermo Fisher Scientific, Inc.	368,065	194,938,266
United Therapeutics Corp. *	42,627	15,792,877
Vertex Pharmaceuticals, Inc. *	248,530	116,344,349
Viatris, Inc.	1,157,362	15,149,869
Waters Corp. *	56,957	21,912,497
West Pharmaceutical Services, Inc.	70,206	22,864,690
Zoetis, Inc.	435,669	76,350,992
		3,122,979,331

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	290,147	40,617,679
CoStar Group, Inc. *	395,112	32,138,410
Jones Lang LaSalle, Inc. *	45,700	12,823,420
Zillow Group, Inc., Class C *	195,102	16,527,090
		102,106,599

Semiconductors & Semiconductor Equipment 10.4%
Advanced Micro Devices, Inc. *	1,559,004	213,856,374
Analog Devices, Inc.	478,433	104,322,316
Applied Materials, Inc.	796,844	139,216,615
Astera Labs, Inc. *	19,276	1,990,247
Broadcom, Inc.	4,482,223	726,478,704
Enphase Energy, Inc. *	129,034	9,206,576
Entegris, Inc.	144,700	15,284,661
First Solar, Inc. *	102,979	20,520,625
Intel Corp.	4,110,718	98,862,768
KLA Corp.	129,627	83,872,558
Lam Research Corp.	1,255,446	92,752,350
Lattice Semiconductor Corp. *	134,097	7,610,005
Marvell Technology, Inc.	833,172	77,226,713
Microchip Technology, Inc.	516,566	35,214,304
Micron Technology, Inc.	1,067,942	104,604,919
Monolithic Power Systems, Inc.	46,811	26,571,796
NVIDIA Corp.	23,687,519	3,274,799,502
NXP Semiconductors NV	245,331	56,271,571
ON Semiconductor Corp. *	411,365	29,256,279
Onto Innovation, Inc. *	47,673	7,826,953
Qorvo, Inc. *	90,670	6,260,764
QUALCOMM, Inc.	1,072,191	169,974,439
Skyworks Solutions, Inc.	153,174	13,416,511
Teradyne, Inc.	157,626	17,338,860
Texas Instruments, Inc.	879,338	176,773,318
Universal Display Corp.	42,349	6,967,257
		5,516,476,985

Software & Services 11.8%
Accenture PLC, Class A	603,545	218,706,602
Adobe, Inc. *	426,956	220,279,409
Akamai Technologies, Inc. *	146,424	13,766,784
ANSYS, Inc. *	84,080	29,520,488
AppLovin Corp., Class A *	205,774	69,294,394
Aspen Technology, Inc. *	25,342	6,335,500
Atlassian Corp., Class A *	153,815	40,542,558
Autodesk, Inc. *	207,811	60,660,031
Bentley Systems, Inc., Class B	148,374	7,344,513
Cadence Design Systems, Inc. *	263,537	80,855,787
Cloudflare, Inc., Class A *	291,980	29,148,363
Cognizant Technology Solutions Corp., Class A	476,556	38,357,992
Crowdstrike Holdings, Inc., Class A *	222,571	77,002,889
Datadog, Inc., Class A *	299,408	45,734,572
DocuSign, Inc. *	196,614	15,668,170
Dynatrace, Inc. *	285,426	16,038,087
Elastic NV *	82,387	9,018,081
EPAM Systems, Inc. *	55,183	13,460,237
Fair Isaac Corp. *	23,619	56,095,834
Fortinet, Inc. *	611,149	58,089,712
Gartner, Inc. *	74,072	38,364,111
Gen Digital, Inc.	519,582	16,029,105
GoDaddy, Inc., Class A *	136,005	26,870,508
Guidewire Software, Inc. *	79,134	16,055,497
HubSpot, Inc. *	49,287	35,538,391
International Business Machines Corp.	886,973	201,706,530
Intuit, Inc.	269,018	172,636,921
SECURITY	NUMBER OF SHARES	VALUE ($)
Manhattan Associates, Inc. *	58,700	16,755,328
Microsoft Corp.	7,157,330	3,030,842,962
MicroStrategy, Inc., Class A *	168,267	65,198,414
MongoDB, Inc. *	70,644	22,781,984
Nutanix, Inc., Class A *	236,795	15,457,978
Okta, Inc. *	154,182	11,958,356
Oracle Corp.	1,539,195	284,504,804
Palantir Technologies, Inc., Class A *	1,940,351	130,158,745
Palo Alto Networks, Inc. *	311,972	120,988,981
Procore Technologies, Inc. *	102,886	8,354,343
PTC, Inc. *	116,446	23,296,187
Roper Technologies, Inc.	103,261	58,491,161
Salesforce, Inc.	933,400	308,012,666
ServiceNow, Inc. *	198,268	208,070,370
Snowflake, Inc., Class A *	321,647	56,223,896
Synopsys, Inc. *	147,589	82,426,981
Twilio, Inc., Class A *	155,958	16,303,849
Tyler Technologies, Inc. *	41,326	26,001,079
UiPath, Inc., Class A *	427,915	6,080,672
Unity Software, Inc. *	276,565	6,667,982
VeriSign, Inc. *	81,013	15,164,013
Workday, Inc., Class A *	204,435	51,106,706
Zoom Communications, Inc., Class A *	254,577	21,050,972
Zscaler, Inc. *	89,928	18,578,226
		6,217,597,721

Technology Hardware & Equipment 8.4%
Amphenol Corp., Class A	1,160,892	84,338,804
Apple, Inc.	14,640,177	3,474,553,207
Arista Networks, Inc. *	247,913	100,608,054
Arrow Electronics, Inc. *	50,386	6,054,382
CDW Corp.	128,612	22,626,709
Ciena Corp. *	138,329	9,644,298
Cisco Systems, Inc.	3,878,459	229,643,557
Cognex Corp.	165,261	6,607,135
Coherent Corp. *	148,301	14,853,828
Corning, Inc.	740,177	36,024,415
Dell Technologies, Inc., Class C	276,326	35,256,434
F5, Inc. *	56,599	14,169,560
Flex Ltd. *	380,551	14,830,072
Hewlett Packard Enterprise Co.	1,254,195	26,614,018
HP, Inc.	940,805	33,332,721
Jabil, Inc.	108,835	14,783,058
Juniper Networks, Inc.	314,478	11,296,050
Keysight Technologies, Inc. *	167,711	28,651,747
Motorola Solutions, Inc.	160,511	80,207,347
NetApp, Inc.	199,109	24,418,728
Pure Storage, Inc., Class A *	296,545	15,713,920
Seagate Technology Holdings PLC	202,564	20,525,810
Super Micro Computer, Inc. *	482,272	15,741,358
TD SYNNEX Corp.	73,628	8,760,996
TE Connectivity PLC	292,487	44,200,635
Teledyne Technologies, Inc. *	45,148	21,908,518
Trimble, Inc. *	234,368	17,101,833
Ubiquiti, Inc.	4,428	1,534,258
Western Digital Corp. *	313,990	22,918,130
Zebra Technologies Corp., Class A *	49,693	20,225,051
		4,457,144,633

Telecommunication Services 0.9%
AT&T, Inc.	6,907,543	159,978,696
GCI Liberty, Inc. *(c)	75,055	0
Liberty Global Ltd., Class C *	316,608	4,628,809

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
T-Mobile U.S., Inc.	471,711	116,484,314
Verizon Communications, Inc.	4,053,379	179,726,825
		460,818,644

Transportation 1.5%
American Airlines Group, Inc. *	631,905	9,175,261
CH Robinson Worldwide, Inc.	112,123	11,837,946
CSX Corp.	1,868,031	68,276,533
Delta Air Lines, Inc.	616,604	39,351,667
Expeditors International of Washington, Inc.	135,369	16,466,285
FedEx Corp.	216,849	65,633,687
JB Hunt Transport Services, Inc.	77,258	14,610,260
Knight-Swift Transportation Holdings, Inc.	154,198	9,153,193
Norfolk Southern Corp.	217,315	59,946,343
Old Dominion Freight Line, Inc.	181,327	40,823,961
Saia, Inc. *	25,689	14,619,096
Southwest Airlines Co.	575,932	18,637,160
Uber Technologies, Inc. *	2,022,992	145,574,504
U-Haul Holding Co., Non Voting Shares	109,122	6,813,578
Union Pacific Corp.	586,155	143,408,682
United Airlines Holdings, Inc. *	317,854	30,777,803
United Parcel Service, Inc., Class B	704,713	95,643,648
XPO, Inc. *	112,624	17,165,024
		807,914,631

Utilities 2.3%
AES Corp.	684,451	8,925,241
Alliant Energy Corp.	246,480	15,577,536
Ameren Corp.	256,047	24,168,276
American Electric Power Co., Inc.	511,716	51,099,960
American Water Works Co., Inc.	187,029	25,611,751
Atmos Energy Corp.	149,167	22,571,950
Avangrid, Inc.	65,741	2,373,250
CenterPoint Energy, Inc.	627,648	20,473,878
CMS Energy Corp.	287,279	20,026,219
Consolidated Edison, Inc.	332,390	33,435,110
Constellation Energy Corp.	301,174	77,269,202
Dominion Energy, Inc.	807,191	47,422,471
DTE Energy Co.	199,574	25,102,418
Duke Energy Corp.	743,258	86,998,349
Edison International	371,510	32,600,003
Entergy Corp.	206,484	32,246,606
Essential Utilities, Inc.	241,809	9,679,614
Evergy, Inc.	221,911	14,342,108
Eversource Energy	343,749	22,168,373
Exelon Corp.	962,989	38,095,845
FirstEnergy Corp.	493,802	21,011,275
NextEra Energy, Inc.	1,977,579	155,576,140
NiSource, Inc.	431,404	16,432,178
NRG Energy, Inc.	199,831	20,304,828
SECURITY	NUMBER OF SHARES	VALUE ($)
OGE Energy Corp.	194,458	8,548,374
PG&E Corp.	2,059,986	44,557,497
Pinnacle West Capital Corp.	108,624	10,178,069
PPL Corp.	713,452	24,920,878
Public Service Enterprise Group, Inc.	479,062	45,175,547
Sempra	609,759	57,116,126
Southern Co.	1,051,972	93,762,264
Vistra Corp.	331,177	52,935,332
WEC Energy Group, Inc.	304,684	30,788,318
Xcel Energy, Inc.	536,961	38,961,890
		1,230,456,876
Total Common Stocks (Cost $29,963,175,537)		52,771,731,509

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)	35,775,573	35,775,573
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)(e)	1,873,575	1,873,575
		37,649,148
Total Short-Term Investments (Cost $37,649,148)		37,649,148
Total Investments in Securities (Cost $30,000,824,685)		52,809,380,657

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 12/20/24	300	90,772,500	1,727,147

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,815,286.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2024:
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/24	BALANCE OF SHARES HELD AT 11/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Financial Services 0.2%
Charles Schwab Corp.	$85,756,490	$8,973,790	($1,581,586 )	$179,421	$24,855,813	$118,183,928	1,428,032	$356,410

Schwab U.S. Large-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$52,310,912,865	$—	$—	$52,310,912,865
Telecommunication Services	460,818,644	—	0 *	460,818,644
Short-Term Investments [1]	37,649,148	—	—	37,649,148
Futures Contracts [2]	1,727,147	—	—	1,727,147
Total	$52,811,107,804	$—	$0	$52,811,107,804

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap Growth ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 3.7%
Rivian Automotive, Inc., Class A *	999,325	12,221,745
Tesla, Inc. *	3,849,595	1,328,726,210
		1,340,947,955

Banks 0.1%
First Citizens BancShares, Inc., Class A	16,295	37,397,025

Capital Goods 3.3%
Advanced Drainage Systems, Inc.	100,075	13,539,147
Axon Enterprise, Inc. *	99,321	64,256,714
Builders FirstSource, Inc. *	161,498	30,114,532
Carlisle Cos., Inc.	63,679	29,082,199
Comfort Systems USA, Inc.	49,194	24,265,924
Core & Main, Inc., Class A *	266,388	12,933,137
EMCOR Group, Inc.	64,498	32,901,720
FTAI Aviation Ltd.	141,339	23,860,850
GE Vernova, Inc. *	380,675	127,191,131
Generac Holdings, Inc. *	83,457	15,706,607
General Electric Co.	1,505,234	274,193,426
HEICO Corp.	136,220	37,238,462
Lennox International, Inc.	44,279	29,539,849
Parker-Hannifin Corp.	178,032	125,138,693
TransDigm Group, Inc.	77,665	97,311,915
Trex Co., Inc. *	150,607	11,300,043
United Rentals, Inc.	92,195	79,840,870
Vertiv Holdings Co.	520,347	66,396,277
WillScot Holdings Corp. *	258,515	9,885,614
WW Grainger, Inc.	61,476	74,099,482
		1,178,796,592

Commercial & Professional Services 0.6%
CACI International, Inc., Class A *	31,026	14,268,237
Clean Harbors, Inc. *	70,297	18,283,546
Copart, Inc. *	1,221,187	77,411,044
Dayforce, Inc. *	219,418	17,551,246
Equifax, Inc.	171,523	44,863,556
Parsons Corp. *	64,215	6,158,860
Paycom Software, Inc.	67,414	15,634,655
Paylocity Holding Corp. *	60,081	12,469,211
		206,640,355

Consumer Discretionary Distribution & Retail 6.5%
Amazon.com, Inc. *	9,906,234	2,059,406,986
AutoZone, Inc. *	23,569	74,702,888
Carvana Co. *	158,149	41,185,163
Etsy, Inc. *	159,544	8,752,584
Floor & Decor Holdings, Inc., Class A *	148,220	16,631,766
Murphy USA, Inc.	25,760	14,111,328
O'Reilly Automotive, Inc. *	80,637	100,249,531
SECURITY	NUMBER OF SHARES	VALUE ($)
Pool Corp.	53,174	20,051,384
Ulta Beauty, Inc. *	66,073	25,546,465
		2,360,638,095

Consumer Durables & Apparel 0.4%
Deckers Outdoor Corp. *	211,461	41,437,897
Lululemon Athletica, Inc. *	159,573	51,168,678
NVR, Inc. *	4,282	39,546,754
TopBuild Corp. *	41,519	16,218,982
		148,372,311

Consumer Services 2.4%
Airbnb, Inc., Class A *	611,523	83,234,395
Booking Holdings, Inc.	46,440	241,579,951
Cava Group, Inc. *	112,343	15,829,129
Chipotle Mexican Grill, Inc. *	1,899,414	116,851,949
Churchill Downs, Inc.	101,787	14,464,951
Domino's Pizza, Inc.	48,373	23,034,739
DoorDash, Inc., Class A *	459,141	82,865,768
DraftKings, Inc., Class A *	673,431	29,395,263
Flutter Entertainment PLC *	246,201	68,030,260
Hilton Worldwide Holdings, Inc.	341,591	86,572,823
Marriott International, Inc., Class A	324,096	93,692,913
Texas Roadhouse, Inc.	92,744	19,037,561
Wingstop, Inc.	40,640	13,361,213
		887,950,915

Consumer Staples Distribution & Retail 1.8%
Casey's General Stores, Inc.	50,510	21,259,154
Costco Wholesale Corp.	615,575	598,265,031
Performance Food Group Co. *	213,611	18,849,035
Sprouts Farmers Market, Inc. *	139,217	21,506,242
		659,879,462

Energy 0.9%
Baker Hughes Co.	1,378,812	60,598,788
Cheniere Energy, Inc.	314,093	70,359,973
Hess Corp.	383,569	56,453,686
NOV, Inc.	541,764	8,679,059
Range Resources Corp.	334,937	11,970,648
Targa Resources Corp.	303,700	62,045,910
TechnipFMC PLC	593,028	18,603,288
Texas Pacific Land Corp.	26,159	41,856,754
		330,568,106

Equity Real Estate Investment Trusts (REITs) 0.4%
Equinix, Inc.	131,590	129,152,953
SBA Communications Corp.	148,483	33,594,279
		162,747,232

Financial Services 7.2%
Apollo Global Management, Inc.	624,584	109,320,938
Blackrock, Inc.	193,402	197,811,566
Block, Inc. *	765,199	67,758,371
Blue Owl Capital, Inc.	714,854	16,963,485

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Coinbase Global, Inc., Class A *	281,325	83,328,465
Corpay, Inc. *	95,363	36,350,468
FactSet Research Systems, Inc.	52,783	25,899,035
Fiserv, Inc. *	797,995	176,324,975
Interactive Brokers Group, Inc., Class A	150,876	28,830,895
LPL Financial Holdings, Inc.	103,288	33,584,093
Mastercard, Inc., Class A	1,145,713	610,596,286
Moody's Corp.	217,610	108,800,648
MSCI, Inc.	108,045	65,867,473
Robinhood Markets, Inc., Class A *	983,846	36,933,579
S&P Global, Inc.	444,963	232,497,617
Toast, Inc., Class A *	562,754	24,502,309
Tradeweb Markets, Inc., Class A	161,503	21,883,657
Visa, Inc., Class A	2,319,794	730,920,694
		2,608,174,554

Food, Beverage & Tobacco 0.2%
Celsius Holdings, Inc. *	216,305	6,153,877
Coca-Cola Consolidated, Inc.	8,009	10,446,059
Constellation Brands, Inc., Class A	216,262	52,108,329
		68,708,265

Health Care Equipment & Services 4.7%
Align Technology, Inc. *	96,994	22,577,293
Chemed Corp.	20,823	11,918,877
Dexcom, Inc. *	556,012	43,363,376
Edwards Lifesciences Corp. *	836,708	59,699,116
Elevance Health, Inc.	321,572	130,866,941
Humana, Inc.	167,019	49,501,091
IDEXX Laboratories, Inc. *	114,124	48,131,797
Insulet Corp. *	96,968	25,869,123
Intuitive Surgical, Inc. *	492,539	266,956,138
McKesson Corp.	179,622	112,892,427
Molina Healthcare, Inc. *	81,303	24,220,164
Penumbra, Inc. *	53,804	13,134,632
ResMed, Inc.	203,653	50,713,670
UnitedHealth Group, Inc.	1,280,794	781,540,499
Veeva Systems, Inc., Class A *	206,022	46,942,113
		1,688,327,257

Insurance 0.9%
Everest Group Ltd.	59,571	23,087,337
Kinsale Capital Group, Inc.	30,587	15,551,654
Markel Group, Inc. *	17,801	31,737,759
Progressive Corp.	813,323	218,686,288
RenaissanceRe Holdings Ltd.	71,894	20,572,468
		309,635,506

Materials 1.7%
Cleveland-Cliffs, Inc. *	669,145	8,330,855
Corteva, Inc.	960,507	59,781,956
Linde PLC	667,753	307,827,456
Martin Marietta Materials, Inc.	84,726	50,835,600
Sherwin-Williams Co.	322,568	128,188,523
Vulcan Materials Co.	183,502	52,872,431
		607,836,821

Media & Entertainment 11.4%
Alphabet, Inc., Class A	6,208,262	1,048,885,865
Alphabet, Inc., Class C	5,087,603	867,385,435
Charter Communications, Inc., Class A *	135,489	53,784,391
Liberty Broadband Corp., Class C *	178,876	15,229,503
SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Media Corp.-Liberty Formula One, Class C *	338,043	29,869,480
Live Nation Entertainment, Inc. *	218,141	30,157,993
Meta Platforms, Inc., Class A	2,319,412	1,332,084,700
Netflix, Inc. *	595,895	528,445,645
Pinterest, Inc., Class A *	844,196	25,596,023
ROBLOX Corp., Class A *	737,219	36,956,788
Roku, Inc. *	180,518	12,461,158
Take-Two Interactive Software, Inc. *	227,380	42,833,844
TKO Group Holdings, Inc. *	93,717	12,929,197
Trade Desk, Inc., Class A *	621,991	79,956,943
Warner Bros Discovery, Inc. *	3,112,028	32,614,053
		4,149,191,018

Pharmaceuticals, Biotechnology & Life Sciences 6.1%
Alnylam Pharmaceuticals, Inc. *	177,813	44,999,136
Avantor, Inc. *	941,165	19,820,935
BioMarin Pharmaceutical, Inc. *	263,695	17,411,781
Bio-Rad Laboratories, Inc., Class A *	26,332	8,966,836
Catalent, Inc. *	249,903	15,271,572
Charles River Laboratories International, Inc. *	71,534	14,239,558
Danaher Corp.	891,539	213,692,983
Eli Lilly & Co.	1,093,897	870,030,979
Exact Sciences Corp. *	255,603	15,867,834
Illumina, Inc. *	220,664	31,808,716
Insmed, Inc. *	238,090	17,894,844
IQVIA Holdings, Inc. *	239,863	48,174,085
Medpace Holdings, Inc. *	35,086	11,951,344
Mettler-Toledo International, Inc. *	29,440	36,835,328
Moderna, Inc. *	468,984	20,194,451
Natera, Inc. *	171,115	28,709,675
Neurocrine Biosciences, Inc. *	139,994	17,744,240
Regeneron Pharmaceuticals, Inc. *	147,117	110,370,116
Repligen Corp. *	71,744	10,800,342
Revvity, Inc.	170,274	19,775,622
Roivant Sciences Ltd. *	605,775	7,699,400
Sarepta Therapeutics, Inc. *	132,172	17,623,814
Thermo Fisher Scientific, Inc.	529,779	280,586,852
Vertex Pharmaceuticals, Inc. *	358,125	167,649,056
Waters Corp. *	82,247	31,642,066
West Pharmaceutical Services, Inc.	100,482	32,724,978
Zoetis, Inc.	628,140	110,081,535
		2,222,568,078

Real Estate Management & Development 0.1%
CoStar Group, Inc. *	569,289	46,305,967

Semiconductors & Semiconductor Equipment 15.0%
Advanced Micro Devices, Inc. *	2,248,642	308,457,466
Broadcom, Inc.	6,457,817	1,046,682,979
Enphase Energy, Inc. *	188,093	13,420,436
First Solar, Inc. *	148,424	29,576,451
KLA Corp.	186,639	120,761,032
Lam Research Corp.	1,811,315	133,819,952
Marvell Technology, Inc.	1,200,477	111,272,213
Monolithic Power Systems, Inc.	67,700	38,429,228
NVIDIA Corp.	26,099,818	3,608,299,839
Qorvo, Inc. *	132,018	9,115,843
Universal Display Corp.	61,591	10,132,951
		5,429,968,390

Software & Services 19.4%
Accenture PLC, Class A	869,979	315,254,290
Adobe, Inc. *	616,196	317,914,002

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
ANSYS, Inc. *	121,224	42,561,746
AppLovin Corp., Class A *	296,864	99,968,952
Aspen Technology, Inc. *	36,568	9,142,000
Atlassian Corp., Class A *	220,945	58,236,683
Autodesk, Inc. *	298,449	87,117,263
Cadence Design Systems, Inc. *	379,444	116,417,214
Cloudflare, Inc., Class A *	421,549	42,083,237
Crowdstrike Holdings, Inc., Class A *	319,949	110,692,756
Datadog, Inc., Class A *	432,152	66,011,218
DocuSign, Inc. *	284,232	22,650,448
Dynatrace, Inc. *	413,881	23,255,973
Elastic NV *	118,352	12,954,810
EPAM Systems, Inc. *	79,182	19,314,073
Fair Isaac Corp. *	34,018	80,793,771
Fortinet, Inc. *	880,639	83,704,737
Gartner, Inc. *	106,953	55,394,167
GoDaddy, Inc., Class A *	195,963	38,716,410
HubSpot, Inc. *	70,968	51,171,476
Intuit, Inc.	387,623	248,749,308
Microsoft Corp.	7,885,637	3,339,251,844
MicroStrategy, Inc., Class A *	242,359	93,906,842
MongoDB, Inc. *	101,396	32,699,196
Okta, Inc. *	223,107	17,304,179
Palantir Technologies, Inc., Class A *	2,791,986	187,286,421
Palo Alto Networks, Inc. *	449,756	174,424,372
Procore Technologies, Inc. *	146,474	11,893,689
PTC, Inc. *	167,164	33,442,830
Roper Technologies, Inc.	149,147	84,482,827
Salesforce, Inc.	1,344,737	443,749,763
ServiceNow, Inc. *	285,752	299,879,579
Snowflake, Inc., Class A *	464,493	81,193,376
Synopsys, Inc. *	212,392	118,618,808
Twilio, Inc., Class A *	222,908	23,302,802
Tyler Technologies, Inc. *	59,238	37,270,773
UiPath, Inc., Class A *	618,262	8,785,503
Unity Software, Inc. *	400,738	9,661,793
Workday, Inc., Class A *	294,262	73,562,557
Zoom Communications, Inc., Class A *	367,618	30,398,332
Zscaler, Inc. *	130,903	27,043,251
		7,030,263,271

Technology Hardware & Equipment 11.4%
Apple, Inc.	16,130,952	3,828,358,838
Arista Networks, Inc. *	357,302	145,000,298
Coherent Corp. *	213,092	21,343,295
Dell Technologies, Inc., Class C	399,714	50,999,509
Pure Storage, Inc., Class A *	429,983	22,784,799
Super Micro Computer, Inc. *	699,451	22,830,081
Teledyne Technologies, Inc. *	64,947	31,516,181
		4,122,833,001

SECURITY	NUMBER OF SHARES	VALUE ($)
Telecommunication Services 0.5%
T-Mobile U.S., Inc.	681,999	168,412,833

Transportation 0.9%
JB Hunt Transport Services, Inc.	111,387	21,064,395
Old Dominion Freight Line, Inc.	261,284	58,825,480
Saia, Inc. *	36,734	20,904,585
Uber Technologies, Inc. *	2,914,033	209,693,815
		310,488,275

Utilities 0.3%
Constellation Energy Corp.	433,180	111,136,661
Total Common Stocks (Cost $19,103,984,308)		36,187,787,945

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (a)	22,211,904	22,211,904
Total Short-Term Investments (Cost $22,211,904)		22,211,904
Total Investments in Securities (Cost $19,126,196,212)		36,209,999,849

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 12/20/24	130	26,151,450	448,239
S&P 500 Index, e-mini, expires 12/20/24	28	8,472,100	106,213
			554,452

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.

Schwab U.S. Large-Cap Growth ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$36,187,787,945	$—	$—	$36,187,787,945
Short-Term Investments[1]	22,211,904	—	—	22,211,904
Futures Contracts[2]	554,452	—	—	554,452
Total	$36,210,554,301	$—	$—	$36,210,554,301

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Large-Cap Value ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 0.6%
Aptiv PLC *	130,469	7,244,944
Autoliv, Inc.	35,953	3,563,661
BorgWarner, Inc.	112,361	3,856,230
Ford Motor Co.	1,926,482	21,441,745
General Motors Co.	554,387	30,818,373
Gentex Corp.	113,506	3,468,743
Lear Corp.	27,850	2,724,844
Lucid Group, Inc. *(a)	559,624	1,219,980
		74,338,520

Banks 7.6%
Bank of America Corp.	3,330,626	158,238,041
BOK Financial Corp.	10,942	1,300,676
Citigroup, Inc.	941,240	66,705,679
Citizens Financial Group, Inc.	221,504	10,663,203
Comerica, Inc.	65,549	4,735,915
Commerce Bancshares, Inc.	57,960	4,274,550
Cullen/Frost Bankers, Inc.	31,618	4,446,123
East West Bancorp, Inc.	68,521	7,515,383
Fifth Third Bancorp	333,153	16,011,333
First Horizon Corp.	264,879	5,596,893
Huntington Bancshares, Inc.	717,271	12,918,051
JPMorgan Chase & Co.	1,403,677	350,526,221
KeyCorp	458,805	8,937,521
M&T Bank Corp.	82,402	18,127,616
PNC Financial Services Group, Inc.	195,972	42,079,108
Regions Financial Corp.	452,043	12,322,692
Truist Financial Corp.	660,533	31,494,213
U.S. Bancorp	769,323	40,997,223
Webster Financial Corp.	84,649	5,229,615
Wells Fargo & Co.	1,679,302	127,912,433
Western Alliance Bancorp	53,920	5,047,451
Zions Bancorp NA	72,990	4,417,355
		939,497,295

Capital Goods 10.4%
3M Co.	270,870	36,169,271
A.O. Smith Corp.	59,312	4,418,151
Acuity Brands, Inc.	15,210	4,877,695
AECOM	66,261	7,750,549
AGCO Corp.	30,551	3,092,067
Allegion PLC	43,081	6,067,528
AMETEK, Inc.	114,280	22,213,746
API Group Corp. *	119,434	4,512,217
Boeing Co. *	360,364	56,014,980
Carrier Global Corp.	414,023	32,032,959
Caterpillar, Inc.	239,232	97,154,507
CNH Industrial NV	433,977	5,450,751
Cummins, Inc.	67,621	25,360,580
Curtiss-Wright Corp.	18,943	7,077,673
Deere & Co.	126,439	58,907,930
Donaldson Co., Inc.	59,537	4,646,863
Dover Corp.	67,652	13,929,547
Eaton Corp. PLC	196,309	73,698,325
Emerson Electric Co.	282,385	37,444,251
SECURITY	NUMBER OF SHARES	VALUE ($)
Fastenal Co.	282,385	23,596,091
Ferguson Enterprises, Inc.	99,259	21,432,996
Fortive Corp.	172,360	13,673,319
Fortune Brands Innovations, Inc.	61,340	4,802,922
General Dynamics Corp.	127,131	36,106,475
Graco, Inc.	83,526	7,607,548
Honeywell International, Inc.	321,298	74,839,943
Howmet Aerospace, Inc.	201,431	23,845,402
Hubbell, Inc.	26,398	12,145,456
Huntington Ingalls Industries, Inc.	19,365	3,832,721
IDEX Corp.	37,390	8,623,256
Illinois Tool Works, Inc.	133,223	36,972,047
Ingersoll Rand, Inc.	199,116	20,741,914
ITT, Inc.	40,395	6,306,467
Johnson Controls International PLC	329,544	27,635,560
L3Harris Technologies, Inc.	93,609	23,051,216
Lincoln Electric Holdings, Inc.	28,014	6,120,499
Lockheed Martin Corp.	104,659	55,407,521
Masco Corp.	107,218	8,637,482
Middleby Corp. *	26,542	3,805,857
Nordson Corp.	26,847	7,006,799
Northrop Grumman Corp.	67,773	33,185,049
nVent Electric PLC	82,195	6,436,690
Otis Worldwide Corp.	197,672	20,356,263
Owens Corning	42,979	8,837,342
PACCAR, Inc.	258,577	30,253,509
Pentair PLC	81,809	8,916,363
Quanta Services, Inc.	72,706	25,048,671
Regal Rexnord Corp.	32,885	5,679,568
Rockwell Automation, Inc.	55,848	16,482,979
RTX Corp.	656,350	79,963,120
Sensata Technologies Holding PLC	74,698	2,400,794
Snap-on, Inc.	25,990	9,608,243
Stanley Black & Decker, Inc.	76,081	6,805,445
Textron, Inc.	92,619	7,930,965
Toro Co.	51,331	4,469,903
Trane Technologies PLC	111,355	46,348,178
Watsco, Inc.	17,176	9,474,282
WESCO International, Inc.	22,087	4,672,947
Westinghouse Air Brake Technologies Corp.	86,430	17,339,587
Woodward, Inc.	29,484	5,316,555
Xylem, Inc.	119,561	15,154,357
		1,291,691,891

Commercial & Professional Services 2.5%
Amentum Holdings, Inc. *	61,482	1,497,087
Automatic Data Processing, Inc.	201,189	61,750,940
Booz Allen Hamilton Holding Corp., Class A	63,516	9,411,801
Broadridge Financial Solutions, Inc.	57,427	13,553,920
Cintas Corp.	168,923	38,141,124
Genpact Ltd.	81,030	3,740,345
Jacobs Solutions, Inc.	61,882	8,739,595
KBR, Inc.	65,775	4,001,093
Leidos Holdings, Inc.	66,243	10,956,592
Paychex, Inc.	158,195	23,139,183
RB Global, Inc.	91,084	8,904,372
Republic Services, Inc.	100,774	21,998,964
Robert Half, Inc.	50,397	3,760,120

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Rollins, Inc.	138,921	6,991,894
SS&C Technologies Holdings, Inc.	105,437	8,154,498
Tetra Tech, Inc.	132,123	5,484,426
TransUnion	95,477	9,690,915
Veralto Corp.	121,618	13,157,851
Verisk Analytics, Inc.	70,300	20,682,963
Waste Management, Inc.	180,048	41,090,555
		314,848,238

Consumer Discretionary Distribution & Retail 3.9%
Bath & Body Works, Inc.	110,267	3,996,076
Best Buy Co., Inc.	96,853	8,716,770
Burlington Stores, Inc. *	31,204	8,795,784
CarMax, Inc. *	77,164	6,479,461
Dick's Sporting Goods, Inc.	28,626	5,932,452
eBay, Inc.	240,712	15,234,663
GameStop Corp., Class A *	191,627	5,566,764
Genuine Parts Co.	68,420	8,670,867
Home Depot, Inc.	489,210	209,934,687
Lithia Motors, Inc.	13,182	5,100,116
LKQ Corp.	130,018	5,108,407
Lowe's Cos., Inc.	281,159	76,596,146
Penske Automotive Group, Inc.	9,339	1,555,317
Ross Stores, Inc.	164,621	25,494,854
TJX Cos., Inc.	557,343	70,052,442
Tractor Supply Co.	53,085	15,058,622
Williams-Sonoma, Inc.	63,496	10,922,582
		483,216,010

Consumer Durables & Apparel 1.2%
DR Horton, Inc.	144,776	24,435,293
Garmin Ltd.	75,689	16,091,481
Hasbro, Inc.	64,719	4,216,443
Lennar Corp., Class A	124,357	21,686,617
Mohawk Industries, Inc. *	25,883	3,593,337
NIKE, Inc., Class B	592,748	46,690,760
PulteGroup, Inc.	102,150	13,817,830
Tapestry, Inc.	113,671	7,079,430
Tempur Sealy International, Inc.	85,786	4,802,300
Toll Brothers, Inc.	50,669	8,368,999
VF Corp.	163,346	3,304,490
		154,086,980

Consumer Services 2.4%
ADT, Inc.	176,302	1,343,421
Aramark	130,181	5,297,065
Caesars Entertainment, Inc. *	106,708	4,107,191
Carnival Corp. *	498,774	12,683,823
Darden Restaurants, Inc.	58,510	10,313,558
Expedia Group, Inc. *	61,533	11,360,222
Las Vegas Sands Corp.	174,324	9,249,631
Light & Wonder, Inc. *	43,815	4,164,178
McDonald's Corp.	353,909	104,760,603
MGM Resorts International *	113,943	4,368,575
Norwegian Cruise Line Holdings Ltd. *	217,382	5,845,402
Royal Caribbean Cruises Ltd.	116,832	28,514,018
Service Corp. International	71,929	6,372,190
Starbucks Corp.	559,082	57,283,542
Vail Resorts, Inc.	18,546	3,324,185
Wyndham Hotels & Resorts, Inc.	39,119	3,840,703
Wynn Resorts Ltd.	46,128	4,353,561
Yum! Brands, Inc.	138,798	19,284,594
		296,466,462

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Staples Distribution & Retail 2.5%
Albertsons Cos., Inc., Class A	198,872	3,947,609
BJ's Wholesale Club Holdings, Inc. *	65,586	6,315,932
Dollar General Corp.	108,019	8,346,628
Dollar Tree, Inc. *	99,869	7,117,664
Kroger Co.	327,676	20,014,450
Sysco Corp.	242,816	18,723,542
Target Corp.	228,110	30,181,234
U.S. Foods Holding Corp. *	120,787	8,427,309
Walgreens Boots Alliance, Inc.	354,253	3,195,362
Walmart, Inc.	2,142,840	198,212,700
		304,482,430

Energy 6.6%
Antero Resources Corp. *	144,546	4,725,209
APA Corp.	182,831	4,141,122
Chevron Corp.	839,160	135,885,179
Chord Energy Corp.	30,572	3,898,542
ConocoPhillips	643,294	69,694,496
Coterra Energy, Inc.	365,171	9,757,369
Devon Energy Corp.	308,248	11,698,012
Diamondback Energy, Inc.	92,439	16,416,242
EOG Resources, Inc.	280,336	37,357,575
EQT Corp.	293,546	13,338,730
Expand Energy Corp.	101,585	10,052,852
Exxon Mobil Corp.	2,191,866	258,552,513
Halliburton Co.	435,685	13,880,924
HF Sinclair Corp.	80,113	3,279,025
Kinder Morgan, Inc.	952,740	26,933,960
Marathon Petroleum Corp.	165,133	25,785,518
Occidental Petroleum Corp.	331,450	16,764,741
ONEOK, Inc.	288,080	32,725,888
Ovintiv, Inc.	130,481	5,926,447
Permian Resources Corp.	313,608	4,911,101
Phillips 66	206,486	27,664,994
Schlumberger NV	700,304	30,771,358
Valero Energy Corp.	158,141	21,994,250
Williams Cos., Inc.	601,123	35,177,718
		821,333,765

Equity Real Estate Investment Trusts (REITs) 4.3%
Alexandria Real Estate Equities, Inc.	76,922	8,479,112
American Homes 4 Rent, Class A	155,520	5,954,861
American Tower Corp.	230,486	48,171,574
Americold Realty Trust, Inc.	129,123	3,080,875
AvalonBay Communities, Inc.	69,906	16,452,377
BXP, Inc.	71,798	5,886,718
Camden Property Trust	52,724	6,632,679
Crown Castle, Inc.	214,502	22,790,837
CubeSmart	111,333	5,517,663
Digital Realty Trust, Inc.	151,833	29,712,200
EastGroup Properties, Inc.	24,035	4,139,067
Equity LifeStyle Properties, Inc.	92,266	6,581,334
Equity Residential	167,918	12,872,594
Essex Property Trust, Inc.	31,551	9,795,323
Extra Space Storage, Inc.	104,593	17,881,219
Federal Realty Investment Trust	37,189	4,338,097
Gaming & Leisure Properties, Inc.	135,571	6,996,819
Healthcare Realty Trust, Inc.	179,151	3,282,046
Healthpeak Properties, Inc.	347,807	7,648,276
Host Hotels & Resorts, Inc.	347,239	6,396,142
Invitation Homes, Inc.	279,980	9,589,315
Iron Mountain, Inc.	144,391	17,856,835
Kimco Realty Corp.	333,194	8,519,771
Lamar Advertising Co., Class A	43,467	5,825,447
Lineage, Inc.	29,374	1,862,899

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Mid-America Apartment Communities, Inc.	57,664	9,466,122
NNN REIT, Inc.	90,863	3,996,155
Omega Healthcare Investors, Inc.	127,702	5,185,978
Prologis, Inc.	456,811	53,346,389
Public Storage	77,658	27,028,867
Realty Income Corp.	429,716	24,876,259
Regency Centers Corp.	80,765	6,105,026
Rexford Industrial Realty, Inc.	108,008	4,544,977
Simon Property Group, Inc.	151,203	27,760,871
Sun Communities, Inc.	57,881	7,312,107
UDR, Inc.	148,312	6,801,588
Ventas, Inc.	203,325	13,027,033
VICI Properties, Inc.	515,480	16,809,803
Welltower, Inc.	285,342	39,428,558
Weyerhaeuser Co.	357,776	11,541,854
WP Carey, Inc.	108,128	6,169,784
		539,665,451

Financial Services 11.0%
AGNC Investment Corp.	386,287	3,731,532
Ally Financial, Inc.	135,560	5,419,689
American Express Co.	277,091	84,424,086
Ameriprise Financial, Inc.	48,439	27,802,533
Annaly Capital Management, Inc.	247,325	4,929,187
ARES Management Corp., Class A	90,771	16,041,959
Bank of New York Mellon Corp.	364,047	29,804,528
Berkshire Hathaway, Inc., Class B *	903,721	436,515,317
Blackstone, Inc.	355,261	67,886,824
Capital One Financial Corp.	188,306	36,156,635
Carlyle Group, Inc.	103,891	5,530,118
Cboe Global Markets, Inc.	51,458	11,107,209
Charles Schwab Corp. (b)	734,584	60,794,172
CME Group, Inc.	177,525	42,250,950
Corebridge Financial, Inc.	134,153	4,342,533
Discover Financial Services	123,926	22,607,820
Equitable Holdings, Inc.	157,786	7,610,019
Fidelity National Information Services, Inc.	269,269	22,968,646
Franklin Resources, Inc.	152,364	3,467,805
Global Payments, Inc.	125,216	14,895,695
Goldman Sachs Group, Inc.	155,803	94,817,032
Intercontinental Exchange, Inc.	283,282	45,597,071
Invesco Ltd.	222,328	4,021,914
Jack Henry & Associates, Inc.	36,030	6,347,765
Jefferies Financial Group, Inc.	80,287	6,353,913
KKR & Co., Inc.	332,733	54,192,224
MarketAxess Holdings, Inc.	18,650	4,824,568
Morgan Stanley	614,638	80,892,507
Morningstar, Inc.	13,340	4,724,361
Nasdaq, Inc.	203,693	16,904,482
Northern Trust Corp.	99,475	11,057,641
PayPal Holdings, Inc. *	503,994	43,731,559
Raymond James Financial, Inc.	91,468	15,483,703
SEI Investments Co.	48,860	4,037,302
SoFi Technologies, Inc. *	526,109	8,633,449
Starwood Property Trust, Inc.	156,717	3,192,325
State Street Corp.	146,953	14,476,340
Synchrony Financial	195,173	13,178,081
T. Rowe Price Group, Inc.	109,874	13,606,796
Voya Financial, Inc.	48,653	4,038,199
WEX, Inc. *	20,257	3,821,686
		1,362,220,175

Food, Beverage & Tobacco 4.8%
Altria Group, Inc.	842,087	48,622,103
Archer-Daniels-Midland Co.	235,362	12,850,765
SECURITY	NUMBER OF SHARES	VALUE ($)
Brown-Forman Corp., Class B	116,739	4,912,377
Bunge Global SA	69,995	6,281,351
Campbell's Co.	97,312	4,495,814
Coca-Cola Co.	1,913,707	122,630,345
Conagra Brands, Inc.	236,785	6,523,427
Darling Ingredients, Inc. *	78,482	3,180,875
General Mills, Inc.	274,747	18,204,736
Hershey Co.	72,679	12,800,952
Hormel Foods Corp.	143,524	4,654,483
J.M. Smucker Co.	52,524	6,186,802
Kellanova	131,892	10,721,501
Keurig Dr. Pepper, Inc.	554,610	18,108,017
Kraft Heinz Co.	434,451	13,889,399
Lamb Weston Holdings, Inc.	70,988	5,483,113
McCormick & Co., Inc. - Non Voting Shares	124,342	9,749,656
Molson Coors Beverage Co., Class B	86,776	5,385,319
Mondelez International, Inc., Class A	659,135	42,810,818
Monster Beverage Corp. *	348,174	19,194,833
PepsiCo, Inc.	677,672	110,765,488
Philip Morris International, Inc.	767,167	102,079,241
Pilgrim's Pride Corp. *	19,882	1,026,110
Post Holdings, Inc. *	23,374	2,816,100
Tyson Foods, Inc., Class A	141,232	9,109,464
		602,483,089

Health Care Equipment & Services 4.9%
Abbott Laboratories	858,402	101,952,406
Baxter International, Inc.	250,650	8,449,412
Becton Dickinson & Co.	142,546	31,630,957
Boston Scientific Corp. *	726,614	65,874,825
Cardinal Health, Inc.	120,014	14,670,511
Cencora, Inc.	86,069	21,650,657
Centene Corp. *	258,939	15,536,340
Cigna Group	137,903	46,583,633
Cooper Cos., Inc. *	98,195	10,257,450
CVS Health Corp.	620,210	37,119,569
DaVita, Inc. *	22,827	3,793,163
Encompass Health Corp.	49,711	5,117,250
GE HealthCare Technologies, Inc.	225,509	18,766,859
HCA Healthcare, Inc.	91,619	29,979,569
Henry Schein, Inc. *	62,467	4,813,082
Hologic, Inc. *	114,154	9,075,243
Labcorp Holdings, Inc.	41,438	9,993,188
Masimo Corp. *	21,811	3,763,270
Medtronic PLC	632,789	54,761,560
Quest Diagnostics, Inc.	55,013	8,948,415
Solventum Corp. *	68,216	4,878,126
STERIS PLC	48,503	10,625,067
Stryker Corp.	169,167	66,338,839
Teleflex, Inc.	23,257	4,485,113
Tenet Healthcare Corp. *	47,385	6,760,892
Universal Health Services, Inc., Class B	29,417	6,030,485
Zimmer Biomet Holdings, Inc.	100,503	11,266,386
		613,122,267

Household & Personal Products 2.6%
Church & Dwight Co., Inc.	120,807	13,304,475
Clorox Co.	61,196	10,230,135
Colgate-Palmolive Co.	402,857	38,928,072
Coty, Inc., Class A *	180,291	1,332,351
Estee Lauder Cos., Inc., Class A	115,062	8,298,271
Kenvue, Inc.	944,561	22,745,029
Kimberly-Clark Corp.	166,115	23,148,125

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Procter & Gamble Co.	1,161,330	208,180,016
Reynolds Consumer Products, Inc.	26,604	736,665
		326,903,139

Insurance 4.0%
Aflac, Inc.	248,645	28,345,530
Allstate Corp.	130,278	27,018,354
American Financial Group, Inc.	35,643	5,234,531
American International Group, Inc.	317,795	24,432,080
Aon PLC, Class A	107,104	41,935,500
Arch Capital Group Ltd.	184,861	18,619,200
Arthur J Gallagher & Co.	108,057	33,739,718
Assurant, Inc.	25,600	5,813,760
Brown & Brown, Inc.	116,466	13,172,305
Chubb Ltd.	185,334	53,511,486
Cincinnati Financial Corp.	77,086	12,320,655
CNA Financial Corp.	10,595	534,412
Erie Indemnity Co., Class A	12,331	5,432,545
Fidelity National Financial, Inc.	128,422	8,140,671
Globe Life, Inc.	44,390	4,937,944
Hartford Financial Services Group, Inc.	144,233	17,785,371
Loews Corp.	90,008	7,806,394
Marsh & McLennan Cos., Inc.	242,614	56,584,863
MetLife, Inc.	290,291	25,612,375
Old Republic International Corp.	117,624	4,583,807
Principal Financial Group, Inc.	105,294	9,170,054
Prudential Financial, Inc.	176,211	22,803,466
Reinsurance Group of America, Inc.	32,549	7,434,192
Travelers Cos., Inc.	112,416	29,907,153
Unum Group	84,535	6,500,741
W.R. Berkley Corp.	148,610	9,592,775
Willis Towers Watson PLC	49,983	16,094,526
		497,064,408

Materials 3.2%
Air Products & Chemicals, Inc.	109,625	36,650,926
Albemarle Corp.	58,017	6,248,431
Alcoa Corp.	127,014	5,897,260
Amcor PLC	710,053	7,554,964
AptarGroup, Inc.	32,807	5,674,299
Avery Dennison Corp.	39,798	8,196,398
Axalta Coating Systems Ltd. *	108,397	4,385,743
Ball Corp.	149,186	9,273,402
Berry Global Group, Inc.	56,641	4,095,711
Celanese Corp.	53,985	3,952,242
CF Industries Holdings, Inc.	89,167	7,994,713
CRH PLC	336,314	34,394,833
Crown Holdings, Inc.	58,907	5,424,746
Dow, Inc.	345,026	15,253,599
DuPont de Nemours, Inc.	206,112	17,228,902
Eastman Chemical Co.	57,782	6,050,931
Ecolab, Inc.	124,904	31,072,368
FMC Corp.	61,673	3,644,257
Freeport-McMoRan, Inc.	708,675	31,323,435
International Flavors & Fragrances, Inc.	125,803	11,493,362
International Paper Co.	171,736	10,103,229
LyondellBasell Industries NV, Class A	127,946	10,663,020
Mosaic Co.	157,373	4,164,090
Newmont Corp.	565,896	23,733,678
Nucor Corp.	117,128	18,118,530
Packaging Corp. of America	44,022	10,954,875
PPG Industries, Inc.	115,201	14,327,548
Reliance, Inc.	27,207	8,739,977
Royal Gold, Inc.	32,205	4,710,303
RPM International, Inc.	63,664	8,835,290
SECURITY	NUMBER OF SHARES	VALUE ($)
Smurfit WestRock PLC	243,614	13,403,642
Steel Dynamics, Inc.	70,904	10,300,224
Westlake Corp.	16,480	2,116,032
		395,980,960

Media & Entertainment 2.1%
Comcast Corp., Class A	1,905,975	82,319,060
Electronic Arts, Inc.	118,648	19,419,118
Fox Corp., Class A	172,596	8,132,724
Interpublic Group of Cos., Inc.	185,576	5,717,597
Match Group, Inc. *	127,437	4,172,287
News Corp., Class A	247,425	7,261,924
Omnicom Group, Inc.	96,153	10,078,757
Paramount Global, Class B	302,965	3,287,170
Sirius XM Holdings, Inc.	108,932	2,935,717
Snap, Inc., Class A *	520,871	6,151,487
Walt Disney Co.	894,762	105,107,692
		254,583,533

Pharmaceuticals, Biotechnology & Life Sciences 6.5%
AbbVie, Inc.	871,452	159,414,714
Agilent Technologies, Inc.	143,968	19,863,265
Amgen, Inc.	265,102	74,989,403
Biogen, Inc. *	71,702	11,517,492
Bio-Techne Corp.	77,853	5,867,002
Bristol-Myers Squibb Co.	1,000,244	59,234,450
Bruker Corp.	54,573	3,162,505
Elanco Animal Health, Inc. *	244,280	3,226,939
Gilead Sciences, Inc.	614,240	56,866,339
Incyte Corp. *	78,898	5,885,002
Jazz Pharmaceuticals PLC *	30,434	3,700,470
Johnson & Johnson	1,187,559	184,083,521
Merck & Co., Inc.	1,250,588	127,109,764
Pfizer, Inc.	2,795,826	73,278,600
Royalty Pharma PLC, Class A	191,374	5,102,031
United Therapeutics Corp. *	21,979	8,143,000
Viatris, Inc.	589,905	7,721,856
		809,166,353

Real Estate Management & Development 0.3%
CBRE Group, Inc., Class A *	148,669	20,812,173
Jones Lang LaSalle, Inc. *	23,451	6,580,351
Zillow Group, Inc., Class C *	100,343	8,500,055
		35,892,579

Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	244,814	53,381,693
Applied Materials, Inc.	408,510	71,370,782
Astera Labs, Inc. *	9,968	1,029,196
Entegris, Inc.	74,465	7,865,738
Intel Corp.	2,105,609	50,639,896
Lattice Semiconductor Corp. *	68,097	3,864,505
Microchip Technology, Inc.	264,794	18,051,007
Micron Technology, Inc.	547,061	53,584,625
NXP Semiconductors NV	125,690	28,829,515
ON Semiconductor Corp. *	210,856	14,996,079
Onto Innovation, Inc. *	24,407	4,007,141
QUALCOMM, Inc.	549,609	87,129,515
Skyworks Solutions, Inc.	78,376	6,864,954
Teradyne, Inc.	80,506	8,855,660
Texas Instruments, Inc.	450,462	90,556,376
		501,026,682

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 2.6%
Akamai Technologies, Inc. *	74,899	7,042,004
Bentley Systems, Inc., Class B	76,117	3,767,791
Cognizant Technology Solutions Corp., Class A	244,587	19,686,808
Gen Digital, Inc.	267,741	8,259,810
Guidewire Software, Inc. *	40,846	8,287,245
International Business Machines Corp.	454,462	103,349,203
Manhattan Associates, Inc. *	30,265	8,638,842
Nutanix, Inc., Class A *	121,109	7,905,995
Oracle Corp.	788,595	145,763,900
VeriSign, Inc. *	41,478	7,763,852
		320,465,450

Technology Hardware & Equipment 3.2%
Amphenol Corp., Class A	593,744	43,135,502
Arrow Electronics, Inc. *	26,179	3,145,669
CDW Corp.	65,750	11,567,397
Ciena Corp. *	71,025	4,951,863
Cisco Systems, Inc.	1,987,678	117,690,414
Cognex Corp.	84,760	3,388,705
Corning, Inc.	380,100	18,499,467
F5, Inc. *	28,809	7,212,333
Flex Ltd. *	196,301	7,649,850
Hewlett Packard Enterprise Co.	641,216	13,606,604
HP, Inc.	482,905	17,109,324
Jabil, Inc.	56,079	7,617,211
Juniper Networks, Inc.	162,737	5,845,513
Keysight Technologies, Inc. *	86,168	14,720,941
Motorola Solutions, Inc.	82,249	41,099,825
NetApp, Inc.	101,177	12,408,347
Seagate Technology Holdings PLC	103,248	10,462,120
TD SYNNEX Corp.	37,597	4,473,667
TE Connectivity PLC	149,849	22,645,181
Trimble, Inc. *	120,664	8,804,852
Ubiquiti, Inc.	2,076	719,313
Western Digital Corp. *	160,535	11,717,450
Zebra Technologies Corp., Class A *	25,456	10,360,592
		398,832,140

Telecommunication Services 1.4%
AT&T, Inc.	3,537,758	81,934,475
GCI Liberty, Inc. *(c)	32	0
Liberty Global Ltd., Class C *	159,859	2,337,139
Verizon Communications, Inc.	2,076,832	92,086,731
		176,358,345

Transportation 2.4%
American Airlines Group, Inc. *	324,065	4,705,424
CH Robinson Worldwide, Inc.	57,944	6,117,728
CSX Corp.	956,080	34,944,724
Delta Air Lines, Inc.	316,406	20,193,031
Expeditors International of Washington, Inc.	69,721	8,480,862
FedEx Corp.	111,149	33,641,468
Knight-Swift Transportation Holdings, Inc.	79,867	4,740,905
Norfolk Southern Corp.	111,526	30,764,447
Southwest Airlines Co.	295,962	9,577,330
U-Haul Holding Co., Non Voting Shares	54,822	3,423,086
Union Pacific Corp.	300,543	73,530,850
United Airlines Holdings, Inc. *	162,300	15,715,509
SECURITY	NUMBER OF SHARES	VALUE ($)
United Parcel Service, Inc., Class B	361,433	49,053,687
XPO, Inc. *	57,574	8,774,853
		303,663,904

Utilities 4.8%
AES Corp.	351,365	4,581,800
Alliant Energy Corp.	126,816	8,014,771
Ameren Corp.	131,701	12,431,257
American Electric Power Co., Inc.	262,576	26,220,839
American Water Works Co., Inc.	95,916	13,134,737
Atmos Energy Corp.	76,336	11,551,163
Avangrid, Inc.	34,509	1,245,775
CenterPoint Energy, Inc.	322,061	10,505,630
CMS Energy Corp.	146,866	10,238,029
Consolidated Edison, Inc.	170,736	17,174,334
Dominion Energy, Inc.	414,029	24,324,204
DTE Energy Co.	101,881	12,814,592
Duke Energy Corp.	380,939	44,588,910
Edison International	190,695	16,733,486
Entergy Corp.	105,241	16,435,487
Essential Utilities, Inc.	124,430	4,980,933
Evergy, Inc.	113,625	7,343,584
Eversource Energy	175,744	11,333,731
Exelon Corp.	493,355	19,517,124
FirstEnergy Corp.	252,128	10,728,046
NextEra Energy, Inc.	1,013,736	79,750,611
NiSource, Inc.	221,866	8,450,876
NRG Energy, Inc.	102,013	10,365,541
OGE Energy Corp.	99,352	4,367,514
PG&E Corp.	1,054,186	22,802,043
Pinnacle West Capital Corp.	56,123	5,258,725
PPL Corp.	363,032	12,680,708
Public Service Enterprise Group, Inc.	245,622	23,162,155
Sempra	312,323	29,255,295
Southern Co.	539,452	48,081,357
Vistra Corp.	169,545	27,100,073
WEC Energy Group, Inc.	155,586	15,721,965
Xcel Energy, Inc.	275,129	19,963,360
		590,858,655
Total Common Stocks (Cost $8,670,805,960)		12,408,248,721

SHORT-TERM INVESTMENTS 0.0% OF NET ASSETS

Money Market Funds 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)	4,702,520	4,702,520
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (d)(e)	690,750	690,750
		5,393,270
Total Short-Term Investments (Cost $5,393,270)		5,393,270
Total Investments in Securities (Cost $8,676,199,230)		12,413,641,991

Schwab U.S. Large-Cap Value ETF
Portfolio Holdings (Unaudited) continued

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 12/20/24	249	24,480,435	542,706
S&P 500 Index, e-mini, expires 12/20/24	12	3,630,900	204,296
			747,002

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $669,260.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers during the period ended November 30, 2024:
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/24	BALANCE OF SHARES HELD AT 11/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.5% OF NET ASSETS

Financial Services 0.5%
Charles Schwab Corp.	$48,558,741	$1,853,533	($2,587,834 )	($293,447 )	$13,263,179	$60,794,172	734,584	$182,838

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$12,231,890,376	$—	$—	$12,231,890,376
Telecommunication Services	176,358,345	—	0 *	176,358,345
Short-Term Investments [1]	5,393,270	—	—	5,393,270
Futures Contracts [2]	747,002	—	—	747,002
Total	$12,414,388,993	$—	$0	$12,414,388,993

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Mid-Cap ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.0%
Autoliv, Inc.	187,661	18,600,958
BorgWarner, Inc.	584,434	20,057,775
Gentex Corp.	590,723	18,052,495
Harley-Davidson, Inc.	303,727	10,214,339
Lear Corp.	144,359	14,124,084
Lucid Group, Inc. *(a)	2,925,022	6,376,548
Rivian Automotive, Inc., Class A *	1,848,278	22,604,440
Thor Industries, Inc.	136,510	15,234,516
		125,265,155

Banks 3.8%
Bank OZK	270,146	13,499,196
BOK Financial Corp.	57,277	6,808,517
Comerica, Inc.	340,419	24,595,273
Commerce Bancshares, Inc.	301,021	22,200,299
Cullen/Frost Bankers, Inc.	164,274	23,100,210
East West Bancorp, Inc.	355,656	39,008,350
First Financial Bankshares, Inc.	329,001	13,712,762
First Horizon Corp.	1,375,054	29,054,891
Flagstar Financial, Inc.	764,749	9,154,045
Glacier Bancorp, Inc.	291,252	16,860,578
KeyCorp	2,381,450	46,390,646
Pinnacle Financial Partners, Inc.	196,358	24,959,065
Popular, Inc.	185,819	18,462,976
Prosperity Bancshares, Inc.	244,432	20,466,291
SouthState Corp.	195,570	21,647,643
Synovus Financial Corp.	369,424	21,083,028
Valley National Bancorp	1,203,933	12,809,847
Webster Financial Corp.	439,865	27,174,860
Western Alliance Bancorp	279,909	26,202,281
Wintrust Financial Corp.	170,633	23,549,060
Zions Bancorp NA	378,984	22,936,112
		463,675,930

Capital Goods 14.1%
A.O. Smith Corp.	307,803	22,928,245
AAON, Inc.	172,536	23,523,558
Acuity Brands, Inc.	78,948	25,317,834
Advanced Drainage Systems, Inc.	181,017	24,489,790
AECOM	344,007	40,238,499
AGCO Corp.	159,206	16,113,239
Air Lease Corp.	265,164	13,496,848
Allegion PLC	223,568	31,487,317
Allison Transmission Holdings, Inc.	223,594	26,495,889
API Group Corp. *	620,267	23,433,687
Applied Industrial Technologies, Inc.	98,427	27,039,865
BWX Technologies, Inc.	234,585	30,695,447
Carlisle Cos., Inc.	118,338	54,044,965
Chart Industries, Inc. *	107,887	20,849,163
CNH Industrial NV	2,251,941	28,284,379
Comfort Systems USA, Inc.	91,256	45,013,847
Core & Main, Inc., Class A *	495,012	24,032,833
Crane Co.	124,780	22,719,942
Curtiss-Wright Corp.	98,273	36,717,741
Donaldson Co., Inc.	308,948	24,113,391
SECURITY	NUMBER OF SHARES	VALUE ($)
EMCOR Group, Inc.	119,726	61,074,627
Everus Construction Group, Inc. *	130,727	8,322,081
Flowserve Corp.	337,099	20,569,781
Fluor Corp. *	439,510	24,669,696
Fortune Brands Innovations, Inc.	318,452	24,934,792
FTAI Aviation Ltd.	262,267	44,275,915
Generac Holdings, Inc. *	154,348	29,048,294
Graco, Inc.	433,465	39,479,992
Hexcel Corp.	209,535	13,282,424
Huntington Ingalls Industries, Inc.	100,626	19,915,898
IDEX Corp.	194,257	44,801,492
ITT, Inc.	209,643	32,729,465
Leonardo DRS, Inc. *	189,755	6,597,781
Lincoln Electric Holdings, Inc.	145,433	31,774,202
Loar Holdings, Inc. *	29,897	2,752,916
Masco Corp.	560,007	45,114,164
MasTec, Inc. *	157,911	22,748,659
Middleby Corp. *	138,099	19,802,016
Mueller Industries, Inc.	290,787	23,486,866
Nordson Corp.	139,602	36,434,726
nVent Electric PLC	426,498	33,399,058
Oshkosh Corp.	167,083	18,982,300
Owens Corning	223,106	45,875,056
Pentair PLC	424,655	46,283,148
RBC Bearings, Inc. *	74,557	24,984,796
Regal Rexnord Corp.	170,738	29,488,160
Sensata Technologies Holding PLC	386,572	12,424,424
Simpson Manufacturing Co., Inc.	108,190	20,382,996
SiteOne Landscape Supply, Inc. *	115,845	17,753,246
Snap-on, Inc.	135,187	49,977,282
SPX Technologies, Inc. *	118,631	20,931,254
Textron, Inc.	480,758	41,167,308
Timken Co.	164,079	12,707,919
Toro Co.	266,540	23,210,303
Trex Co., Inc. *	278,936	20,928,568
UFP Industries, Inc.	156,315	21,243,209
Valmont Industries, Inc.	51,655	17,968,708
Watsco, Inc.	89,266	49,239,126
WESCO International, Inc.	114,786	24,285,274
WillScot Holdings Corp. *	483,656	18,495,005
Woodward, Inc.	153,089	27,605,008
Zurn Elkay Water Solutions Corp.	368,645	14,679,444
		1,704,863,858

Commercial & Professional Services 3.7%
Booz Allen Hamilton Holding Corp., Class A	331,501	49,121,818
CACI International, Inc., Class A *	57,228	26,318,013
Clarivate PLC *	1,173,962	6,726,802
Clean Harbors, Inc. *	130,181	33,858,776
Concentrix Corp.	120,135	5,400,068
Dayforce, Inc. *	405,670	32,449,543
Dun & Bradstreet Holdings, Inc.	792,301	10,062,223
ExlService Holdings, Inc. *	414,151	19,200,040
FTI Consulting, Inc. *	90,538	18,335,756
Genpact Ltd.	420,622	19,415,912
KBR, Inc.	341,394	20,766,997
Maximus, Inc.	154,477	11,508,536
MSA Safety, Inc.	101,096	17,571,496
Parsons Corp. *	119,903	11,499,897

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Paycom Software, Inc.	124,870	28,959,850
Paylocity Holding Corp. *	111,244	23,087,580
RB Global, Inc.	472,781	46,219,071
Robert Half, Inc.	262,493	19,584,603
Science Applications International Corp.	131,456	16,333,408
Tetra Tech, Inc.	686,347	28,490,264
TriNet Group, Inc.	78,679	7,350,979
		452,261,632

Consumer Discretionary Distribution & Retail 4.1%
Abercrombie & Fitch Co., Class A *	131,132	19,629,149
AutoNation, Inc. *	67,199	12,021,229
Bath & Body Works, Inc.	572,795	20,758,091
Burlington Stores, Inc. *	161,968	45,655,540
CarMax, Inc. *	400,487	33,628,893
Dick's Sporting Goods, Inc.	148,621	30,800,216
Etsy, Inc. *	294,631	16,163,457
Five Below, Inc. *	141,047	13,075,057
Floor & Decor Holdings, Inc., Class A *	274,980	30,855,506
GameStop Corp., Class A *	995,214	28,910,967
Gap, Inc.	568,113	13,776,740
Lithia Motors, Inc.	68,617	26,547,917
LKQ Corp.	675,492	26,540,081
Murphy USA, Inc.	47,858	26,216,612
Ollie's Bargain Outlet Holdings, Inc. *	157,314	15,566,220
Penske Automotive Group, Inc.	47,952	7,985,926
Pool Corp.	98,167	37,017,794
RH *	38,344	14,767,808
Valvoline, Inc. *	329,905	13,100,528
Wayfair, Inc., Class A *	250,638	11,589,501
Williams-Sonoma, Inc.	330,023	56,770,557
		501,377,789

Consumer Durables & Apparel 3.2%
Brunswick Corp.	169,932	13,681,225
Columbia Sportswear Co.	84,328	7,356,775
Crocs, Inc. *	152,385	16,091,856
Hasbro, Inc.	336,247	21,906,492
KB Home	184,656	15,278,437
Mattel, Inc. *	872,761	16,599,914
Meritage Homes Corp.	93,055	17,780,019
Mohawk Industries, Inc. *	134,503	18,673,052
Polaris, Inc.	134,502	9,280,638
PVH Corp.	143,022	15,499,294
Ralph Lauren Corp.	102,792	23,786,069
Skechers USA, Inc., Class A *	340,092	21,704,671
Tapestry, Inc.	590,733	36,790,851
Taylor Morrison Home Corp. *	267,475	19,758,378
Tempur Sealy International, Inc.	445,566	24,942,785
Toll Brothers, Inc.	263,395	43,504,952
TopBuild Corp. *	76,934	30,053,498
VF Corp.	848,821	17,171,649
Whirlpool Corp.	140,976	15,707,546
		385,568,101

Consumer Services 4.3%
ADT, Inc.	919,978	7,010,232
Aramark	675,988	27,505,952
Boyd Gaming Corp.	176,391	13,026,475
Bright Horizons Family Solutions, Inc. *	148,937	17,221,585
Caesars Entertainment, Inc. *	555,107	21,366,069
Cava Group, Inc. *	207,742	29,270,848
Choice Hotels International, Inc. (a)	58,179	8,798,992
SECURITY	NUMBER OF SHARES	VALUE ($)
Churchill Downs, Inc.	188,383	26,771,108
DraftKings, Inc., Class A *	1,245,828	54,380,392
Duolingo, Inc. *	96,069	33,457,951
H&R Block, Inc.	358,186	21,233,266
Hyatt Hotels Corp., Class A	115,286	18,208,271
Light & Wonder, Inc. *	227,658	21,636,616
MGM Resorts International *	592,689	22,723,696
Norwegian Cruise Line Holdings Ltd. *	1,128,206	30,337,459
Planet Fitness, Inc., Class A *	217,030	21,605,337
Service Corp. International	373,627	33,099,616
Texas Roadhouse, Inc.	171,088	35,119,234
Vail Resorts, Inc.	96,549	17,305,443
Wingstop, Inc.	75,194	24,721,531
Wyndham Hotels & Resorts, Inc.	202,656	19,896,766
Wynn Resorts Ltd.	239,949	22,646,387
		527,343,226

Consumer Staples Distribution & Retail 2.0%
Albertsons Cos., Inc., Class A	1,034,385	20,532,542
BJ's Wholesale Club Holdings, Inc. *	340,519	32,791,980
Casey's General Stores, Inc.	95,231	40,081,776
Maplebear, Inc. *	421,700	18,415,639
Performance Food Group Co. *	399,860	35,283,646
Sprouts Farmers Market, Inc. *	256,931	39,690,701
U.S. Foods Holding Corp. *	627,516	43,781,791
Walgreens Boots Alliance, Inc.	1,839,222	16,589,783
		247,167,858

Energy 4.6%
Antero Midstream Corp.	866,071	13,831,154
Antero Resources Corp. *	750,138	24,522,011
APA Corp.	949,809	21,513,174
ChampionX Corp.	489,523	15,150,737
Chord Energy Corp.	158,784	20,248,136
Civitas Resources, Inc.	231,852	12,028,482
ConocoPhillips	1	101
DT Midstream, Inc.	249,188	26,443,831
EQT Corp.	1,524,220	69,260,557
Expand Energy Corp.	529,800	52,429,008
HF Sinclair Corp.	416,178	17,034,165
Matador Resources Co.	297,855	17,874,278
Murphy Oil Corp.	363,204	11,793,234
Noble Corp. PLC	349,860	11,709,814
NOV, Inc.	1,010,219	16,183,708
Ovintiv, Inc.	677,535	30,773,640
PBF Energy, Inc., Class A	255,695	8,051,836
Permian Resources Corp.	1,628,313	25,499,382
Range Resources Corp.	621,183	22,201,080
TechnipFMC PLC	1,099,168	34,480,900
Texas Pacific Land Corp.	48,363	77,385,153
Transocean Ltd. *	1,998,771	8,794,592
Valaris Ltd. *	171,238	7,909,483
Weatherford International PLC	187,764	15,452,977
		560,571,433

Equity Real Estate Investment Trusts (REITs) 6.0%
Agree Realty Corp.	257,620	19,785,216
American Homes 4 Rent, Class A	807,349	30,913,393
Americold Realty Trust, Inc.	670,795	16,005,169
Brixmor Property Group, Inc.	773,225	23,250,876
BXP, Inc.	372,824	30,567,840
Camden Property Trust	273,623	34,421,773
CubeSmart	577,841	28,637,800
EastGroup Properties, Inc.	124,835	21,497,835
Equity LifeStyle Properties, Inc.	478,588	34,137,682

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Federal Realty Investment Trust	193,046	22,518,816
First Industrial Realty Trust, Inc.	339,583	18,150,711
Gaming & Leisure Properties, Inc.	704,069	36,337,001
Healthcare Realty Trust, Inc.	931,498	17,065,043
Healthpeak Properties, Inc.	1,805,832	39,710,246
Host Hotels & Resorts, Inc.	1,802,395	33,200,116
Kilroy Realty Corp.	270,760	11,244,663
Kimco Realty Corp.	1,729,708	44,228,633
Lamar Advertising Co., Class A	225,505	30,222,180
NNN REIT, Inc.	471,254	20,725,751
Omega Healthcare Investors, Inc.	661,596	26,867,414
Rayonier, Inc.	344,046	10,964,746
Regency Centers Corp.	419,140	31,682,793
Rexford Industrial Realty, Inc.	562,082	23,652,411
STAG Industrial, Inc.	467,288	17,191,525
Terreno Realty Corp.	248,912	15,091,535
UDR, Inc.	770,129	35,318,116
Vornado Realty Trust	425,226	18,305,979
WP Carey, Inc.	561,542	32,041,586
		723,736,849

Financial Services 8.4%
Affiliated Managers Group, Inc.	76,505	14,347,748
Affirm Holdings, Inc., Class A *	616,054	43,129,941
AGNC Investment Corp.	2,007,732	19,394,691
Ally Financial, Inc.	703,590	28,129,528
Annaly Capital Management, Inc.	1,285,568	25,621,370
Blue Owl Capital, Inc.	1,324,642	31,433,755
Carlyle Group, Inc.	539,515	28,718,383
Corebridge Financial, Inc.	699,025	22,627,439
Credit Acceptance Corp. *	16,130	8,027,901
Equitable Holdings, Inc.	820,472	39,571,365
Essent Group Ltd.	272,807	15,762,788
Euronet Worldwide, Inc. *	108,174	11,372,333
Evercore, Inc., Class A	91,484	28,167,924
FactSet Research Systems, Inc.	97,607	47,892,827
Franklin Resources, Inc.	791,764	18,020,549
Houlihan Lokey, Inc.	136,309	25,774,669
Interactive Brokers Group, Inc., Class A	279,267	53,365,131
Invesco Ltd.	1,154,659	20,887,781
Jack Henry & Associates, Inc.	187,055	32,955,350
Jackson Financial, Inc., Class A	193,070	19,343,683
Janus Henderson Group PLC	327,113	14,811,677
Jefferies Financial Group, Inc.	416,547	32,965,530
Lazard, Inc., Class A	289,642	16,819,511
MarketAxess Holdings, Inc.	96,878	25,061,370
MGIC Investment Corp.	665,508	17,476,240
Morningstar, Inc.	69,256	24,527,012
OneMain Holdings, Inc.	309,082	17,725,853
Rithm Capital Corp.	1,334,673	15,015,071
Robinhood Markets, Inc., Class A *	1,820,530	68,342,696
SEI Investments Co.	253,305	20,930,592
SoFi Technologies, Inc. *	2,732,972	44,848,071
Starwood Property Trust, Inc.	815,157	16,604,748
Stifel Financial Corp.	263,043	30,460,379
Toast, Inc., Class A *	1,040,938	45,322,440
Tradeweb Markets, Inc., Class A	298,405	40,433,877
Voya Financial, Inc.	252,304	20,941,232
Western Union Co.	866,041	9,535,111
WEX, Inc. *	105,458	19,895,706
		1,016,262,272

Food, Beverage & Tobacco 2.3%
Bunge Global SA	363,471	32,617,887
Campbell's Co.	505,631	23,360,152
Celsius Holdings, Inc. *	401,681	11,427,824
SECURITY	NUMBER OF SHARES	VALUE ($)
Coca-Cola Consolidated, Inc.	15,134	19,739,125
Darling Ingredients, Inc. *	408,144	16,542,076
Flowers Foods, Inc.	501,956	11,354,245
Freshpet, Inc. *	124,407	19,040,491
Ingredion, Inc.	166,946	24,597,824
J.M. Smucker Co.	273,104	32,168,920
Lamb Weston Holdings, Inc.	368,650	28,474,526
Lancaster Colony Corp.	49,443	9,188,487
Molson Coors Beverage Co., Class B	450,811	27,977,331
Pilgrim's Pride Corp. *	102,901	5,310,721
Post Holdings, Inc. *	121,447	14,631,935
		276,431,544

Health Care Equipment & Services 3.7%
Acadia Healthcare Co., Inc. *	238,223	9,679,000
Chemed Corp.	38,639	22,116,577
DaVita, Inc. *	118,486	19,688,819
DENTSPLY SIRONA, Inc.	519,958	10,217,175
Encompass Health Corp.	258,203	26,579,417
Ensign Group, Inc.	145,507	21,274,578
Glaukos Corp. *	141,000	20,254,650
Globus Medical, Inc., Class A *	289,896	24,817,996
HealthEquity, Inc. *	223,267	22,670,531
Henry Schein, Inc. *	325,122	25,050,650
Inspire Medical Systems, Inc. *	76,442	14,734,960
Insulet Corp. *	179,910	47,996,390
Lantheus Holdings, Inc. *	177,891	15,880,330
Masimo Corp. *	113,304	19,549,472
Option Care Health, Inc. *	438,410	10,434,158
Penumbra, Inc. *	99,673	24,332,173
Solventum Corp. *	354,535	25,352,798
Teleflex, Inc.	120,908	23,317,108
Tenet Healthcare Corp. *	245,873	35,081,160
Universal Health Services, Inc., Class B	152,583	31,279,515
		450,307,457

Household & Personal Products 0.5%
BellRing Brands, Inc. *	331,632	26,019,847
Coty, Inc., Class A *	937,064	6,924,903
elf Beauty, Inc. *	144,816	18,756,568
Reynolds Consumer Products, Inc.	139,287	3,856,857
		55,558,175

Insurance 4.3%
American Financial Group, Inc.	185,158	27,192,304
Assurant, Inc.	132,900	30,181,590
Axis Capital Holdings Ltd.	196,616	18,293,153
CNA Financial Corp.	55,762	2,812,635
Everest Group Ltd.	111,044	43,036,213
F&G Annuities & Life, Inc.	45,222	2,185,579
Fidelity National Financial, Inc.	666,590	42,255,140
First American Financial Corp.	264,075	18,524,861
Globe Life, Inc.	230,474	25,637,928
Hanover Insurance Group, Inc.	92,336	15,236,363
Kinsale Capital Group, Inc.	56,763	28,860,580
Lincoln National Corp.	437,217	15,538,692
Loews Corp.	467,512	40,547,316
Old Republic International Corp.	610,211	23,779,923
Primerica, Inc.	86,807	26,280,819
Reinsurance Group of America, Inc.	168,994	38,598,229
RenaissanceRe Holdings Ltd.	133,833	38,296,313
RLI Corp.	106,817	18,789,110
Ryan Specialty Holdings, Inc.	262,494	19,792,048

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Selective Insurance Group, Inc.	156,163	15,942,681
Unum Group	438,543	33,723,957
		525,505,434

Materials 6.8%
Albemarle Corp.	301,580	32,480,166
Alcoa Corp.	662,883	30,777,658
AptarGroup, Inc.	170,346	29,463,044
Ashland, Inc.	125,309	9,781,620
ATI, Inc. *	319,366	19,216,252
Avery Dennison Corp.	206,609	42,551,124
Axalta Coating Systems Ltd. *	562,719	22,767,611
Berry Global Group, Inc.	294,055	21,263,117
Carpenter Technology Corp.	128,200	24,875,928
Celanese Corp.	280,367	20,525,668
Cleveland-Cliffs, Inc. *	1,241,046	15,451,023
Commercial Metals Co.	295,062	18,202,375
Crown Holdings, Inc.	305,853	28,166,003
Eagle Materials, Inc.	86,270	26,650,528
Eastman Chemical Co.	299,955	31,411,288
FMC Corp.	320,291	18,925,995
Graphic Packaging Holding Co.	770,063	23,171,196
International Paper Co.	891,317	52,436,179
Louisiana-Pacific Corp.	160,660	18,990,012
Mosaic Co.	817,602	21,633,749
Olin Corp.	300,922	12,816,268
Packaging Corp. of America	228,791	56,934,640
Reliance, Inc.	141,170	45,349,451
Royal Gold, Inc.	168,694	24,673,184
RPM International, Inc.	330,489	45,865,263
Sealed Air Corp.	373,086	13,654,948
Sonoco Products Co.	251,710	13,058,715
Steel Dynamics, Inc.	368,216	53,490,738
Summit Materials, Inc., Class A *	306,768	15,626,762
U.S. Steel Corp.	574,078	23,405,160
Westlake Corp.	85,832	11,020,829
		824,636,494

Media & Entertainment 3.3%
Endeavor Group Holdings, Inc., Class A (a)	488,943	14,849,199
IAC, Inc. *	181,342	8,582,917
Interpublic Group of Cos., Inc.	963,728	29,692,460
Liberty Broadband Corp., Class C *	328,519	27,970,108
Liberty Media Corp.-Liberty Formula One, Class C *	622,316	54,987,842
Match Group, Inc. *	661,739	21,665,335
New York Times Co., Class A	419,402	22,756,752
News Corp., Class A	1,283,881	37,681,907
Nexstar Media Group, Inc.	77,817	13,274,802
Paramount Global, Class B	1,573,847	17,076,240
Pinterest, Inc., Class A *	1,548,693	46,956,372
Roku, Inc. *	326,791	22,558,383
Sirius XM Holdings, Inc.	565,916	15,251,436
Snap, Inc., Class A *	2,704,455	31,939,613
TKO Group Holdings, Inc. *	170,477	23,519,007
Trump Media & Technology Group Corp. *(a)	173,772	5,491,195
		394,253,568

Pharmaceuticals, Biotechnology & Life Sciences 6.3%
Alkermes PLC *	421,603	12,234,919
Apellis Pharmaceuticals, Inc. *	268,945	9,125,304
BioMarin Pharmaceutical, Inc. *	488,506	32,256,051
Bio-Rad Laboratories, Inc., Class A *	49,133	16,731,261
Bio-Techne Corp.	404,357	30,472,344
SECURITY	NUMBER OF SHARES	VALUE ($)
Bruker Corp.	283,939	16,454,265
Catalent, Inc. *	464,379	28,378,201
Charles River Laboratories International, Inc. *	132,484	26,372,265
CRISPR Therapeutics AG *	218,444	11,177,779
Cytokinetics, Inc. *	302,194	15,671,781
Elanco Animal Health, Inc. *	1,268,393	16,755,472
Exact Sciences Corp. *	474,106	29,432,500
Exelixis, Inc. *	731,931	26,686,204
Halozyme Therapeutics, Inc. *	325,307	15,679,797
Incyte Corp. *	410,182	30,595,475
Insmed, Inc. *	440,951	33,141,877
Intra-Cellular Therapies, Inc. *	252,153	21,596,904
Ionis Pharmaceuticals, Inc. *	405,089	14,473,830
Jazz Pharmaceuticals PLC *	158,639	19,288,916
Medpace Holdings, Inc. *	65,230	22,219,295
Natera, Inc. *	317,355	53,245,822
Neurocrine Biosciences, Inc. *	259,095	32,840,291
Organon & Co.	659,796	10,470,963
Repligen Corp. *	133,659	20,121,026
REVOLUTION Medicines, Inc. *	402,897	23,307,591
Roivant Sciences Ltd. *	1,121,396	14,252,943
Royalty Pharma PLC, Class A	995,176	26,531,392
Sarepta Therapeutics, Inc. *	244,702	32,628,565
Sotera Health Co. *	389,704	5,132,402
Summit Therapeutics, Inc. *	354,095	6,536,594
United Therapeutics Corp. *	114,160	42,295,138
Vaxcyte, Inc. *	287,539	27,126,429
Viatris, Inc.	3,062,451	40,087,484
		763,321,080

Real Estate Management & Development 0.6%
Jones Lang LaSalle, Inc. *	121,789	34,173,994
Zillow Group, Inc., Class C *	520,320	44,076,307
		78,250,301

Semiconductors & Semiconductor Equipment 1.7%
Allegro MicroSystems, Inc. *	399,072	8,671,834
Amkor Technology, Inc.	289,937	7,665,934
Astera Labs, Inc. *	52,022	5,371,271
Cirrus Logic, Inc. *	137,057	14,315,604
Entegris, Inc.	387,403	40,921,379
Lattice Semiconductor Corp. *	353,516	20,062,033
MACOM Technology Solutions Holdings, Inc. *	148,191	19,682,729
MKS Instruments, Inc.	172,657	19,620,741
Onto Innovation, Inc. *	126,721	20,805,054
Qorvo, Inc. *	243,721	16,828,935
Rambus, Inc. *	276,812	16,002,502
Universal Display Corp.	113,238	18,629,916
		208,577,932

Software & Services 5.5%
ASGN, Inc. *	114,728	10,503,348
Aspen Technology, Inc. *	68,173	17,043,250
Bentley Systems, Inc., Class B	395,230	19,563,885
Bill Holdings, Inc. *	250,560	22,605,523
CCC Intelligent Solutions Holdings, Inc. *	1,073,761	13,529,389
CommVault Systems, Inc. *	112,172	19,247,594
Confluent, Inc., Class A *	641,654	19,788,609
DocuSign, Inc. *	525,289	41,860,280
Dolby Laboratories, Inc., Class A	153,135	11,993,533
Dropbox, Inc., Class A *	609,009	16,845,189
Dynatrace, Inc. *	764,397	42,951,467
Elastic NV *	219,232	23,997,135

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
EPAM Systems, Inc. *	146,091	35,634,517
Guidewire Software, Inc. *	212,107	43,034,389
Informatica, Inc., Class A *	211,521	5,609,537
Manhattan Associates, Inc. *	157,155	44,858,323
Nutanix, Inc., Class A *	628,781	41,046,824
Okta, Inc. *	412,982	32,030,884
Procore Technologies, Inc. *	272,847	22,155,176
Qualys, Inc. *	94,460	14,509,056
Samsara, Inc., Class A *	525,280	28,097,227
SentinelOne, Inc., Class A *	735,549	20,558,595
Smartsheet, Inc., Class A *	354,980	19,861,131
SPS Commerce, Inc. *	95,193	18,378,913
Twilio, Inc., Class A *	412,093	43,080,202
UiPath, Inc., Class A *	1,145,522	16,277,868
Unity Software, Inc. *	743,365	17,922,530
		662,984,374

Technology Hardware & Equipment 3.2%
Arrow Electronics, Inc. *	135,633	16,297,661
Ciena Corp. *	368,738	25,708,413
Cognex Corp.	440,057	17,593,479
Coherent Corp. *	393,358	39,398,737
F5, Inc. *	149,556	37,441,345
Fabrinet *	92,771	21,762,221
Flex Ltd. *	1,018,852	39,704,663
Insight Enterprises, Inc. *	72,062	11,274,100
Jabil, Inc.	291,098	39,539,841
Juniper Networks, Inc.	844,601	30,338,068
Littelfuse, Inc.	63,509	15,665,765
Novanta, Inc. *	92,234	15,401,233
TD SYNNEX Corp.	195,162	23,222,326
Trimble, Inc. *	626,616	45,724,170
Ubiquiti, Inc.	10,811	3,745,904
		382,817,926

Telecommunication Services 0.3%
Frontier Communications Parent, Inc. *	567,607	19,758,400
GCI Liberty, Inc. *(b)	1,240	0
Liberty Global Ltd., Class C *	841,509	12,302,861
		32,061,261

Transportation 2.9%
Alaska Air Group, Inc. *	323,946	17,039,560
American Airlines Group, Inc. *	1,685,035	24,466,708
CH Robinson Worldwide, Inc.	300,938	31,773,034
GXO Logistics, Inc. *	306,554	18,647,680
Kirby Corp. *	148,573	18,795,970
Knight-Swift Transportation Holdings, Inc.	415,329	24,653,930
Landstar System, Inc.	90,973	16,913,700
Lyft, Inc., Class A *	928,037	16,110,722
Saia, Inc. *	68,232	38,829,467
U-Haul Holding Co., Non Voting Shares	285,805	17,845,664
United Airlines Holdings, Inc. *	843,757	81,700,990
XPO, Inc. *	298,662	45,519,075
		352,296,500

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 3.3%
AES Corp.	1,824,160	23,787,046
Alliant Energy Corp.	658,155	41,595,396
Avangrid, Inc.	179,379	6,475,582
Black Hills Corp.	178,968	11,466,480
Essential Utilities, Inc.	646,050	25,861,381
Evergy, Inc.	590,058	38,135,448
IDACORP, Inc.	136,654	16,189,399
MDU Resources Group, Inc.	522,446	10,469,818
National Fuel Gas Co.	233,871	14,960,728
NiSource, Inc.	1,150,832	43,835,191
NRG Energy, Inc.	529,554	53,807,982
OGE Energy Corp.	515,411	22,657,468
Pinnacle West Capital Corp.	291,391	27,303,337
Portland General Electric Co.	264,036	12,652,605
Talen Energy Corp. *	130,865	28,058,765
UGI Corp.	551,641	16,753,337
		394,009,963
Total Common Stocks (Cost $8,893,255,081)		12,109,106,112

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (c)	2,691,957	2,691,957
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (c)(d)	28,143,425	28,143,425
		30,835,382
Total Short-Term Investments (Cost $30,835,382)		30,835,382
Total Investments in Securities (Cost $8,924,090,463)		12,139,941,494

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 400 Mid-Cap Index, e-mini, expires 12/20/24	36	12,160,080	450,138

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $27,698,872.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Schwab U.S. Mid-Cap ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$12,077,044,851	$—	$—	$12,077,044,851
Telecommunication Services	32,061,261	—	0 *	32,061,261
Short-Term Investments[1]	30,835,382	—	—	30,835,382
Futures Contracts[2]	450,138	—	—	450,138
Total	$12,140,391,632	$—	$0	$12,140,391,632

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Small-Cap ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.2%
Adient PLC *	421,924	8,113,598
American Axle & Manufacturing Holdings, Inc. *	578,023	3,820,732
Dana, Inc.	627,433	6,274,330
Dorman Products, Inc. *	131,757	18,443,345
Fox Factory Holding Corp. *	202,652	6,582,137
Garrett Motion, Inc. *	610,699	5,178,728
Gentherm, Inc. *	152,843	6,434,690
Goodyear Tire & Rubber Co. *	1,381,470	14,836,988
Harley-Davidson, Inc.	575,676	19,359,984
Holley, Inc. *	282,688	802,834
LCI Industries	123,223	14,886,571
Luminar Technologies, Inc. *(a)	126,428	1,122,681
Mobileye Global, Inc., Class A *	485,001	8,754,268
Modine Manufacturing Co. *	254,446	34,551,222
Patrick Industries, Inc.	108,997	14,648,107
Phinia, Inc.	212,338	11,907,915
QuantumScape Corp. *(a)	1,819,669	9,516,869
Solid Power, Inc. *	687,829	797,882
Standard Motor Products, Inc.	99,290	3,264,655
Stoneridge, Inc. *	125,327	859,743
Thor Industries, Inc.	257,602	28,748,383
Visteon Corp. *	133,647	12,478,620
Winnebago Industries, Inc.	140,360	8,216,674
XPEL, Inc. *	110,616	4,811,796
		244,412,752

Banks 8.4%
1st Source Corp.	81,332	5,277,633
Amalgamated Financial Corp.	102,145	3,639,426
Amerant Bancorp, Inc.	168,512	4,190,893
Ameris Bancorp	314,240	22,084,787
Arrow Financial Corp.	69,417	2,289,373
Associated Banc-Corp.	777,239	20,744,509
Atlantic Union Bankshares Corp.	434,592	18,439,739
Axos Financial, Inc. *	263,021	21,791,290
Banc of California, Inc.	669,103	11,528,645
BancFirst Corp.	95,986	12,121,112
Bancorp, Inc. *	237,335	13,867,484
Bank First Corp.	43,667	4,666,692
Bank of Hawaii Corp.	192,646	15,215,181
Bank of Marin Bancorp	71,581	1,809,568
Bank OZK	512,140	25,591,636
BankUnited, Inc.	362,394	15,245,916
Banner Corp.	167,310	12,479,653
Berkshire Hills Bancorp, Inc.	204,739	6,240,445
Brookline Bancorp, Inc.	427,859	5,386,745
Burke & Herbert Financial Services Corp.	63,942	4,429,902
Business First Bancshares, Inc.	116,493	3,320,050
Byline Bancorp, Inc.	119,681	3,760,377
Cadence Bank	884,722	33,787,533
Camden National Corp.	70,020	3,298,642
Capitol Federal Financial, Inc.	586,846	3,920,131
Cathay General Bancorp	349,715	18,188,677
Central Pacific Financial Corp.	130,176	4,155,218
SECURITY	NUMBER OF SHARES	VALUE ($)
Citizens Financial Services, Inc.	21,444	1,514,161
City Holding Co.	71,551	9,396,077
Coastal Financial Corp. *	52,814	4,042,912
Columbia Banking System, Inc.	1,015,384	31,487,058
Columbia Financial, Inc. *	131,152	2,390,901
Community Financial System, Inc.	254,438	17,614,743
Community Trust Bancorp, Inc.	73,933	4,360,568
ConnectOne Bancorp, Inc.	171,170	4,707,175
CrossFirst Bankshares, Inc. *	206,966	3,582,581
Customers Bancorp, Inc. *	143,614	8,107,010
CVB Financial Corp.	637,047	14,919,641
Dime Community Bancshares, Inc.	169,627	6,086,217
Eagle Bancorp, Inc.	144,953	4,255,820
Eastern Bankshares, Inc.	929,460	17,325,134
Enterprise Financial Services Corp.	181,629	11,004,901
Equity Bancshares, Inc., Class A	63,806	3,062,050
FB Financial Corp.	170,156	9,605,306
Financial Institutions, Inc.	74,407	2,020,894
First BanCorp	788,805	16,312,487
First Bancorp/Southern Pines NC	200,902	9,502,665
First Bancshares, Inc.	137,671	5,113,101
First Busey Corp.	260,859	6,962,327
First Commonwealth Financial Corp.	496,416	9,347,513
First Community Bankshares, Inc.	78,261	3,613,310
First Financial Bancorp	463,323	13,681,928
First Financial Bankshares, Inc.	623,721	25,996,691
First Financial Corp.	51,201	2,500,657
First Foundation, Inc.	302,503	2,404,899
First Hawaiian, Inc.	619,978	17,117,593
First Interstate BancSystem, Inc., Class A	415,998	14,547,450
First Merchants Corp.	284,126	12,430,512
First Mid Bancshares, Inc.	98,082	4,120,425
First of Long Island Corp.	100,875	1,459,661
Firstsun Capital Bancorp *	53,044	2,046,438
Five Star Bancorp	77,786	2,563,049
Flagstar Financial, Inc.	1,446,603	17,315,838
Flushing Financial Corp.	139,840	2,480,762
FNB Corp.	1,742,054	29,876,226
Fulton Financial Corp.	881,176	19,015,778
German American Bancorp, Inc.	144,951	6,519,896
Glacier Bancorp, Inc.	549,593	31,815,939
Great Southern Bancorp, Inc.	41,505	2,659,225
Hancock Whitney Corp.	418,984	24,879,270
Hanmi Financial Corp.	144,628	3,825,411
HarborOne Bancorp, Inc.	184,222	2,372,779
HBT Financial, Inc.	60,726	1,454,388
Heartland Financial USA, Inc.	207,831	14,043,141
Heritage Commerce Corp.	294,691	3,129,618
Heritage Financial Corp.	165,895	4,387,923
Hilltop Holdings, Inc.	224,507	7,105,647
Home BancShares, Inc.	901,614	28,635,261
HomeStreet, Inc. *	85,141	1,011,475
HomeTrust Bancshares, Inc.	67,358	2,498,308
Hope Bancorp, Inc.	587,900	8,007,198
Horizon Bancorp, Inc.	214,757	3,927,906
Independent Bank Corp, MI	101,519	3,820,160
Independent Bank Corp.	206,072	14,917,552
Independent Bank Group, Inc.	175,034	11,713,275
International Bancshares Corp.	259,104	18,948,276
Kearny Financial Corp.	271,992	2,154,177

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Lakeland Financial Corp.	124,140	9,119,324
Live Oak Bancshares, Inc.	164,451	7,794,977
Mercantile Bank Corp.	77,601	3,883,930
Metrocity Bankshares, Inc.	87,306	2,998,088
Midland States Bancorp, Inc.	102,987	2,765,201
National Bank Holdings Corp., Class A	184,624	8,813,950
NB Bancorp, Inc. *	184,265	3,711,097
NBT Bancorp, Inc.	229,185	11,486,752
Nicolet Bankshares, Inc.	63,922	7,120,911
Northfield Bancorp, Inc.	180,618	2,416,669
Northwest Bancshares, Inc.	620,115	9,103,288
OceanFirst Financial Corp.	281,447	5,820,324
OFG Bancorp	226,434	10,284,632
Old National Bancorp	1,548,266	35,857,841
Old Second Bancorp, Inc.	215,352	4,005,547
Origin Bancorp, Inc.	140,938	4,842,630
Orrstown Financial Services, Inc.	94,964	3,751,078
Pacific Premier Bancorp, Inc.	467,518	13,277,511
Park National Corp.	70,487	13,417,905
Pathward Financial, Inc.	121,536	10,194,440
Peapack-Gladstone Financial Corp.	74,742	2,701,176
Peoples Bancorp, Inc.	169,841	5,958,022
Pinnacle Financial Partners, Inc.	371,431	47,212,594
Popular, Inc.	350,842	34,859,661
Preferred Bank	59,691	5,630,652
Premier Financial Corp.	172,359	4,776,068
Prosperity Bancshares, Inc.	462,023	38,685,186
Provident Financial Services, Inc.	633,151	13,372,149
QCR Holdings, Inc.	82,070	7,559,468
Renasant Corp.	308,480	11,605,018
Republic Bancorp, Inc., Class A	45,733	3,488,285
S&T Bancorp, Inc.	186,408	7,976,398
Sandy Spring Bancorp, Inc.	219,573	8,273,511
Seacoast Banking Corp. of Florida	410,455	12,297,232
ServisFirst Bancshares, Inc.	243,601	23,332,104
Simmons First National Corp., Class A	608,554	14,885,231
Southern Missouri Bancorp, Inc.	45,539	2,989,635
Southside Bancshares, Inc.	136,952	4,809,754
SouthState Corp.	369,179	40,864,423
Stellar Bancorp, Inc.	229,751	7,124,579
Stock Yards Bancorp, Inc.	131,607	10,017,925
Synovus Financial Corp.	697,649	39,814,828
Texas Capital Bancshares, Inc. *	223,627	19,779,808
TFS Financial Corp.	256,792	3,631,039
Tompkins Financial Corp.	60,143	4,589,512
Towne Bank	335,496	12,289,218
TriCo Bancshares	160,511	7,759,102
Triumph Financial, Inc. *	106,372	11,391,377
TrustCo Bank Corp.	91,032	3,390,032
Trustmark Corp.	297,364	11,629,906
UMB Financial Corp.	215,052	26,986,875
United Bankshares, Inc.	654,443	27,663,306
United Community Banks, Inc.	577,240	19,516,484
Univest Financial Corp.	140,477	4,461,550
Valley National Bancorp	2,273,213	24,186,986
Veritex Holdings, Inc.	264,450	8,041,924
WaFd, Inc.	393,216	14,383,841
Washington Trust Bancorp, Inc.	82,071	3,048,117
WesBanco, Inc.	289,840	10,242,946
Westamerica BanCorp	130,112	7,446,310
Wintrust Financial Corp.	322,131	44,457,299
WSFS Financial Corp.	287,179	17,236,484
		1,670,222,651

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 12.1%
374Water, Inc. *	332,640	327,318
3D Systems Corp. *	639,604	1,899,624
AAON, Inc.	326,081	44,457,883
AAR Corp. *	171,011	11,888,685
AeroVironment, Inc. *	135,694	26,392,483
Air Lease Corp.	502,211	25,562,540
AirJoule Technologies Corp. *(a)	61,957	472,732
Alamo Group, Inc.	50,368	10,071,082
Albany International Corp., Class A	150,954	12,514,087
Allison Transmission Holdings, Inc.	422,642	50,083,077
Ameresco, Inc., Class A *	155,551	4,381,872
American Superconductor Corp. *	186,965	6,368,028
American Woodmark Corp. *	75,903	6,890,474
Amprius Technologies, Inc. *(a)	201,923	432,115
Apogee Enterprises, Inc.	106,615	8,978,049
Applied Industrial Technologies, Inc.	185,839	51,053,690
Archer Aviation, Inc., Class A *(a)	1,078,896	10,325,035
Arcosa, Inc.	236,734	25,718,782
Argan, Inc.	61,657	9,614,793
Armstrong World Industries, Inc.	211,609	33,821,466
Array Technologies, Inc. *	693,763	4,655,150
Astec Industries, Inc.	109,729	4,236,637
Atkore, Inc.	173,570	16,369,387
Atmus Filtration Technologies, Inc.	403,596	17,471,671
AZEK Co., Inc. *	702,236	37,302,776
AZZ, Inc.	144,694	13,476,799
Barnes Group, Inc.	221,742	10,386,395
Beacon Roofing Supply, Inc. *	299,896	33,894,246
Blink Charging Co. *(a)	505,561	803,842
Bloom Energy Corp., Class A *(a)	959,068	26,326,417
Blue Bird Corp. *	157,524	6,403,351
BlueLinx Holdings, Inc. *	41,274	5,188,142
Boise Cascade Co.	188,661	27,846,364
BWX Technologies, Inc.	443,235	57,997,300
Cadre Holdings, Inc.	126,811	4,234,219
Centuri Holdings, Inc. *(a)	61,682	1,221,920
ChargePoint Holdings, Inc. *(a)	1,876,664	2,289,530
Chart Industries, Inc. *	203,620	39,349,565
Columbus McKinnon Corp.	141,184	5,547,119
Construction Partners, Inc., Class A *	211,990	21,540,304
Crane Co.	235,521	42,883,664
CSW Industrials, Inc.	80,521	34,011,265
Custom Truck One Source, Inc. *	261,669	1,564,781
Desktop Metal, Inc., Class A *(a)	109,680	456,269
Distribution Solutions Group, Inc. *	45,147	1,765,925
DNOW, Inc. *	519,106	7,812,545
Douglas Dynamics, Inc.	110,746	2,867,214
Ducommun, Inc. *	66,221	4,436,807
DXP Enterprises, Inc. *	61,459	4,503,101
Dycom Industries, Inc. *	141,017	25,546,640
Energy Recovery, Inc. *	282,122	4,389,818
Energy Vault Holdings, Inc. *(a)	457,625	942,707
Enerpac Tool Group Corp.	263,082	12,696,337
EnerSys	194,936	18,842,514
Enovix Corp. *(a)	728,055	6,734,509
Enpro, Inc.	101,492	19,192,137
Esab Corp.	275,811	35,601,684
ESCO Technologies, Inc.	124,666	18,501,681
Eve Holding, Inc. *(a)	232,018	972,155
Everus Construction Group, Inc. *	246,968	15,721,983
Federal Signal Corp.	296,079	28,841,055
Flowserve Corp.	636,532	38,841,183
Fluence Energy, Inc. *	302,252	5,685,360
Fluor Corp. *	830,920	46,639,540
Franklin Electric Co., Inc.	190,617	20,643,821
FuelCell Energy, Inc. *(a)	82,242	976,212
Gates Industrial Corp. PLC *	1,097,468	24,319,891

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
GATX Corp.	172,457	28,310,541
Gibraltar Industries, Inc. *	147,711	10,700,185
Global Industrial Co.	64,552	1,823,594
GMS, Inc. *	191,800	19,247,130
Gorman-Rupp Co.	99,776	4,250,458
GrafTech International Ltd. *	922,683	1,808,459
Granite Construction, Inc.	211,488	21,015,563
Great Lakes Dredge & Dock Corp. *	322,885	4,078,037
Greenbrier Cos., Inc.	151,220	10,282,960
Griffon Corp.	197,941	16,686,426
H&E Equipment Services, Inc.	152,752	9,125,404
Hayward Holdings, Inc. *	688,710	11,129,554
Helios Technologies, Inc.	161,590	8,454,389
Herc Holdings, Inc.	137,592	31,921,344
Hexcel Corp.	396,136	25,111,061
Hillenbrand, Inc.	341,120	11,608,314
Hillman Solutions Corp. *	951,223	10,843,942
Hyliion Holdings Corp. *	590,880	2,180,347
Hyster-Yale, Inc.	52,635	2,960,192
IES Holdings, Inc. *	40,578	12,573,296
Insteel Industries, Inc.	93,580	2,758,738
Janus International Group, Inc. *	706,319	5,283,266
JELD-WEN Holding, Inc. *	406,446	4,426,197
John Bean Technologies Corp.	153,996	19,406,576
Kadant, Inc.	57,007	23,531,919
Kennametal, Inc.	377,635	10,838,124
Kratos Defense & Security Solutions, Inc. *	734,040	19,885,144
Leonardo DRS, Inc. *	358,532	12,466,158
Limbach Holdings, Inc. *	49,669	4,941,569
Lindsay Corp.	53,021	7,039,598
Loar Holdings, Inc. *	57,022	5,250,586
Manitowoc Co., Inc. *	166,975	1,774,944
MasTec, Inc. *	298,389	42,985,919
Masterbrand, Inc. *	616,740	10,669,602
McGrath RentCorp	118,971	14,496,616
Mercury Systems, Inc. *	245,287	10,088,654
Miller Industries, Inc.	56,074	4,128,168
Moog, Inc., Class A	139,294	30,821,583
MRC Global, Inc. *	416,064	5,812,414
MSC Industrial Direct Co., Inc., Class A	217,191	18,652,363
Mueller Industries, Inc.	549,011	44,343,618
Mueller Water Products, Inc., Class A	753,895	18,877,531
MYR Group, Inc. *	80,162	12,657,580
National Presto Industries, Inc.	24,558	1,957,764
Net Power, Inc. *	170,876	2,188,922
NEXTracker, Inc., Class A *	694,723	26,510,630
Nikola Corp. *(a)	224,972	452,194
NuScale Power Corp. *(a)	413,324	12,255,057
Omega Flex, Inc.	16,562	818,494
Oshkosh Corp.	315,447	35,837,934
Plug Power, Inc. *(a)	3,966,335	8,884,590
Powell Industries, Inc.	45,352	12,126,218
Preformed Line Products Co.	14,209	1,932,708
Primoris Services Corp.	259,994	21,764,098
Proto Labs, Inc. *	123,077	5,069,542
Quanex Building Products Corp.	230,075	6,847,032
RBC Bearings, Inc. *	140,954	47,235,095
Resideo Technologies, Inc. *	708,678	19,261,868
REV Group, Inc.	252,641	7,836,924
Rocket Lab USA, Inc. *	1,685,534	45,981,367
Rush Enterprises, Inc., Class A	338,403	20,964,066
SES AI Corp. *	736,396	257,886
Shoals Technologies Group, Inc., Class A *	809,256	4,224,316
Shyft Group, Inc.	152,203	2,146,062
Simpson Manufacturing Co., Inc.	204,407	38,510,279
SiteOne Landscape Supply, Inc. *	219,057	33,570,485
SECURITY	NUMBER OF SHARES	VALUE ($)
Southland Holdings, Inc. *	29,199	95,773
Spirit AeroSystems Holdings, Inc., Class A *	567,003	18,348,217
SPX Technologies, Inc. *	223,919	39,508,268
Standex International Corp.	57,535	11,960,951
Sterling Infrastructure, Inc. *	149,088	28,990,162
Sunrun, Inc. *	1,081,458	12,469,211
Symbotic, Inc. *(a)	187,203	5,035,761
Tecnoglass, Inc.	106,992	8,671,702
Tennant Co.	91,844	8,116,254
Terex Corp.	323,731	17,737,221
Thermon Group Holdings, Inc. *	162,550	5,130,078
Timken Co.	309,052	23,936,077
Titan International, Inc. *	236,258	1,729,409
Titan Machinery, Inc. *	94,449	1,459,237
TPI Composites, Inc. *(a)	187,300	382,092
Transcat, Inc. *	43,974	4,612,433
Trinity Industries, Inc.	399,235	15,051,159
Triumph Group, Inc. *	377,433	7,265,585
Tutor Perini Corp. *	215,006	5,843,863
UFP Industries, Inc.	295,005	40,091,179
V2X, Inc. *	68,752	4,142,308
Valmont Industries, Inc.	97,635	33,963,311
Vicor Corp. *	112,427	5,982,241
Virgin Galactic Holdings, Inc. *(a)	127,440	930,312
Wabash National Corp.	211,168	4,187,461
Watts Water Technologies, Inc., Class A	132,753	28,646,770
Willis Lease Finance Corp.	13,638	2,974,039
Xometry, Inc., Class A *	214,141	6,649,078
Zurn Elkay Water Solutions Corp.	695,992	27,714,401
		2,406,691,894

Commercial & Professional Services 3.7%
ABM Industries, Inc.	303,811	17,368,875
ACCO Brands Corp.	459,371	2,673,539
ACV Auctions, Inc., Class A *	737,606	16,684,648
Alight, Inc., Class A *	2,202,957	17,623,656
Barrett Business Services, Inc.	127,770	5,482,611
BlackSky Technology, Inc. *	58,901	687,964
Brady Corp., Class A	212,858	15,940,936
BrightView Holdings, Inc. *	277,807	4,750,500
Brink's Co.	214,258	20,720,891
Casella Waste Systems, Inc., Class A *	299,177	33,869,828
CBIZ, Inc. *	241,815	19,969,083
CECO Environmental Corp. *	140,290	4,496,295
Cimpress PLC *	75,975	6,100,792
Clarivate PLC *	2,203,875	12,628,204
Concentrix Corp.	228,303	10,262,220
Conduent, Inc. *	719,552	2,683,929
CoreCivic, Inc. *	536,212	11,973,614
CRA International, Inc.	33,054	6,446,522
CSG Systems International, Inc.	136,319	7,471,644
Deluxe Corp.	216,491	5,016,096
Driven Brands Holdings, Inc. *	284,100	4,787,085
Dun & Bradstreet Holdings, Inc.	1,503,091	19,089,256
Ennis, Inc.	123,952	2,643,896
Enviri Corp. *	385,712	2,854,269
ExlService Holdings, Inc. *	781,604	36,235,161
Exponent, Inc.	245,890	24,271,802
First Advantage Corp. *(a)	247,405	4,757,598
FiscalNote Holdings, Inc. *	349,045	305,345
Forrester Research, Inc. *	55,878	963,896
Franklin Covey Co. *	53,433	1,943,893
FTI Consulting, Inc. *	171,078	34,646,717
GEO Group, Inc. *	660,320	18,825,723
Healthcare Services Group, Inc. *	352,439	4,349,097

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Heidrick & Struggles International, Inc.	97,551	4,501,003
HNI Corp.	228,697	12,955,685
Huron Consulting Group, Inc. *	79,640	9,780,588
ICF International, Inc.	90,747	12,574,812
Insperity, Inc.	172,671	13,615,108
Interface, Inc.	283,923	7,538,156
Kelly Services, Inc., Class A	155,027	2,271,146
Kforce, Inc.	85,657	5,138,563
Korn Ferry	256,189	20,069,846
LanzaTech Global, Inc. *(a)	403,793	500,703
Legalzoom.com, Inc. *	523,706	4,152,989
Liquidity Services, Inc. *	107,252	2,742,434
ManpowerGroup, Inc.	229,774	14,790,552
Matthews International Corp., Class A	150,395	4,535,913
Maximus, Inc.	291,537	21,719,506
MillerKnoll, Inc.	339,989	8,547,323
Montrose Environmental Group, Inc. *	153,192	2,883,073
MSA Safety, Inc.	190,952	33,189,367
NV5 Global, Inc. *	253,916	5,525,212
OPENLANE, Inc. *	526,978	10,644,956
Paycor HCM, Inc. *	391,008	7,061,604
Pitney Bowes, Inc.	763,523	6,153,995
Planet Labs PBC *	1,025,942	4,031,952
Resources Connection, Inc.	151,312	1,277,073
Science Applications International Corp.	248,448	30,869,664
Steelcase, Inc., Class A	458,723	6,178,999
TriNet Group, Inc.	149,128	13,933,029
TrueBlue, Inc. *	142,663	1,072,826
TTEC Holdings, Inc.	94,451	489,256
UL Solutions, Inc., Class A	285,039	15,315,145
UniFirst Corp.	72,774	14,618,113
Upwork, Inc. *	597,009	10,131,243
Verra Mobility Corp. *	797,011	18,857,280
Vestis Corp.	557,582	8,965,919
Viad Corp. *	103,787	4,641,355
VSE Corp.	77,868	9,130,802
		728,930,775

Consumer Discretionary Distribution & Retail 2.9%
1-800-Flowers.com, Inc., Class A *	125,626	1,021,339
Abercrombie & Fitch Co., Class A *	247,627	37,067,286
Academy Sports & Outdoors, Inc.	350,802	17,276,999
Advance Auto Parts, Inc.	289,314	11,963,134
A-Mark Precious Metals, Inc.	84,857	2,571,167
American Eagle Outfitters, Inc.	864,292	16,628,978
America's Car-Mart, Inc. *	28,649	1,322,438
Arhaus, Inc.	256,605	2,548,088
Arko Corp.	340,052	2,434,772
Asbury Automotive Group, Inc. *	96,847	25,163,756
AutoNation, Inc. *	127,066	22,730,837
BARK, Inc. *	571,337	1,234,088
Beyond, Inc. *	193,231	1,215,423
Boot Barn Holdings, Inc. *	147,773	20,265,589
Buckle, Inc.	145,743	7,591,753
Caleres, Inc.	168,959	5,249,556
Camping World Holdings, Inc., Class A	289,125	7,066,215
Chewy, Inc., Class A *	686,324	22,930,085
Designer Brands, Inc., Class A	201,040	997,159
Dillard's, Inc., Class A	14,951	6,625,087
Five Below, Inc. *	266,632	24,716,787
Foot Locker, Inc. *	400,549	10,073,807
Gap, Inc.	1,073,985	26,044,136
SECURITY	NUMBER OF SHARES	VALUE ($)
Genesco, Inc. *	50,963	1,711,847
GigaCloud Technology, Inc., Class A *(a)	129,107	3,188,943
Group 1 Automotive, Inc.	63,420	27,004,236
Groupon, Inc. *(a)	116,271	1,090,622
GrowGeneration Corp. *	259,729	503,874
Guess?, Inc.	135,907	2,237,029
Haverty Furniture Cos., Inc.	65,098	1,536,964
Kohl's Corp. (a)	539,758	8,080,177
Lands' End, Inc. *	56,999	909,134
Leslie's, Inc. *	889,201	2,045,162
Macy's, Inc.	1,342,213	21,797,539
MarineMax, Inc. *	94,487	3,242,794
Monro, Inc.	145,135	4,081,196
National Vision Holdings, Inc. *	377,539	4,568,222
Nordstrom, Inc.	468,730	10,644,858
ODP Corp. *	163,646	4,202,429
Ollie's Bargain Outlet Holdings, Inc. *	296,609	29,349,461
Petco Health & Wellness Co., Inc. *	425,338	1,816,193
Qurate Retail, Inc. *	1,729,997	808,601
Revolve Group, Inc. *	185,746	6,701,716
RH *	72,350	27,864,879
Sally Beauty Holdings, Inc. *	500,255	6,968,552
Savers Value Village, Inc. *	129,980	1,215,313
Shoe Carnival, Inc.	84,843	2,864,300
Signet Jewelers Ltd.	216,149	21,658,130
Sleep Number Corp. *	106,493	1,597,395
Sonic Automotive, Inc., Class A	69,990	4,839,109
Stitch Fix, Inc., Class A *	474,758	2,259,848
Torrid Holdings, Inc. *(a)	52,952	227,164
Upbound Group, Inc.	236,877	8,146,200
Urban Outfitters, Inc. *	276,251	13,461,711
Valvoline, Inc. *	624,151	24,785,036
Victoria's Secret & Co. *	380,304	14,771,007
Warby Parker, Inc., Class A *	431,163	9,718,414
Wayfair, Inc., Class A *	473,267	21,883,866
Winmark Corp.	14,090	5,804,023
Zumiez, Inc. *	81,315	1,794,622
		580,119,045

Consumer Durables & Apparel 4.0%
Acushnet Holdings Corp.	135,041	9,872,848
AMMO, Inc. *	438,085	543,225
Beazer Homes USA, Inc. *	134,949	4,716,468
Brunswick Corp.	320,632	25,814,082
Capri Holdings Ltd. *	569,254	13,326,236
Carter's, Inc.	175,298	9,566,012
Cavco Industries, Inc. *	40,051	20,606,240
Century Communities, Inc.	133,612	12,073,180
Champion Homes, Inc. *	257,023	26,660,996
Columbia Sportswear Co.	159,113	13,881,018
Crocs, Inc. *	287,701	30,381,226
Dream Finders Homes, Inc., Class A *	132,720	4,415,594
Ethan Allen Interiors, Inc.	108,702	3,340,412
Figs, Inc., Class A *	632,563	3,283,002
Funko, Inc., Class A *	174,015	2,044,676
G-III Apparel Group Ltd. *	190,439	5,642,708
GoPro, Inc., Class A *	607,369	747,064
Green Brick Partners, Inc. *	148,785	10,632,176
Hanesbrands, Inc. *	1,704,302	14,827,427
Helen of Troy Ltd. *	110,464	8,100,325
Hovnanian Enterprises, Inc., Class A *	22,961	4,514,362
Installed Building Products, Inc.	112,914	25,827,948
iRobot Corp. *	149,940	1,141,043
Johnson Outdoors, Inc., Class A	26,009	875,463
KB Home	349,249	28,896,862

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Kontoor Brands, Inc.	243,469	22,345,585
Latham Group, Inc. *	194,820	1,291,657
La-Z-Boy, Inc.	204,534	9,259,254
Legacy Housing Corp. *	52,651	1,377,877
Leggett & Platt, Inc.	652,253	8,211,865
Levi Strauss & Co., Class A	481,531	8,407,531
LGI Homes, Inc. *	100,247	10,976,044
M/I Homes, Inc. *	132,944	21,939,748
Malibu Boats, Inc., Class A *	98,353	4,263,603
Mattel, Inc. *	1,650,449	31,391,540
Meritage Homes Corp.	176,302	33,686,023
Movado Group, Inc.	78,149	1,590,332
Newell Brands, Inc.	2,012,548	19,300,335
Oxford Industries, Inc.	72,014	5,989,404
Peloton Interactive, Inc., Class A *	1,710,072	17,682,144
Polaris, Inc.	253,935	17,521,515
Purple Innovation, Inc. *	274,211	263,078
PVH Corp.	270,688	29,334,459
Ralph Lauren Corp.	194,175	44,932,095
Revelyst, Inc. *	282,750	5,343,975
Skechers USA, Inc., Class A *	643,251	41,052,279
Smith & Wesson Brands, Inc.	216,104	2,934,692
Sonos, Inc. *	588,702	8,012,234
Steven Madden Ltd.	351,282	16,011,434
Sturm Ruger & Co., Inc.	82,417	3,139,264
Taylor Morrison Home Corp. *	505,773	37,361,452
Topgolf Callaway Brands Corp. *	688,966	5,801,094
Traeger, Inc. *	304,487	977,403
Tri Pointe Homes, Inc. *	454,833	19,798,881
Under Armour, Inc., Class A *	1,484,705	14,416,486
Vizio Holding Corp., Class A *(a)	491,464	5,597,775
Whirlpool Corp.	266,516	29,695,213
Wolverine World Wide, Inc.	387,886	8,995,076
Worthington Enterprises, Inc.	151,579	6,202,613
YETI Holdings, Inc. *	409,347	16,525,338
		793,359,891

Consumer Services 3.8%
Accel Entertainment, Inc. *	266,676	3,082,775
Adtalem Global Education, Inc. *	182,665	16,697,408
Bally's Corp. *	115,095	2,040,634
BJ's Restaurants, Inc. *	112,361	4,319,157
Bloomin' Brands, Inc.	369,499	5,150,816
Bowlero Corp., Class A (a)	130,833	1,610,554
Boyd Gaming Corp.	333,966	24,663,389
Bright Horizons Family Solutions, Inc. *	281,101	32,503,709
Brinker International, Inc. *	215,994	28,569,526
Carriage Services, Inc.	61,422	2,490,662
Cheesecake Factory, Inc.	227,452	11,518,169
Chegg, Inc. *	520,088	1,097,386
Choice Hotels International, Inc. (a)	109,890	16,619,764
Coursera, Inc. *	587,889	4,673,718
Cracker Barrel Old Country Store, Inc.	108,440	6,024,926
Dave & Buster's Entertainment, Inc. *	154,341	6,068,688
Denny's Corp. *	243,520	1,597,491
Dine Brands Global, Inc.	72,976	2,621,298
Duolingo, Inc. *	181,636	63,258,370
Dutch Bros, Inc., Class A *	552,005	29,659,229
El Pollo Loco Holdings, Inc. *	115,284	1,466,413
European Wax Center, Inc., Class A *	167,958	1,009,428
Everi Holdings, Inc. *	410,783	5,533,247
First Watch Restaurant Group, Inc. *	195,938	3,740,456
Frontdoor, Inc. *	370,313	21,700,342
Global Business Travel Group I *	410,734	3,856,792
Golden Entertainment, Inc.	101,906	3,438,308
Graham Holdings Co., Class B	16,662	15,514,321
SECURITY	NUMBER OF SHARES	VALUE ($)
Grand Canyon Education, Inc. *	141,123	23,227,435
H&R Block, Inc.	677,661	40,171,744
Hilton Grand Vacations, Inc. *	310,503	13,162,222
Hyatt Hotels Corp., Class A	217,756	34,392,383
Jack in the Box, Inc.	91,924	4,490,487
Krispy Kreme, Inc.	408,004	4,496,204
Kura Sushi USA, Inc., Class A *(a)	26,050	2,785,266
Laureate Education, Inc. *	659,813	12,536,447
Life Time Group Holdings, Inc. *	349,396	8,479,841
Lindblad Expeditions Holdings, Inc. *	177,313	2,351,170
Marriott Vacations Worldwide Corp.	156,303	15,513,073
Mister Car Wash, Inc. *	448,455	3,587,640
Monarch Casino & Resort, Inc.	62,284	5,232,479
OneSpaWorld Holdings Ltd.	508,626	9,658,808
Papa John's International, Inc.	158,715	7,908,768
Penn Entertainment, Inc. *	724,176	15,634,960
Perdoceo Education Corp.	299,409	8,218,777
Planet Fitness, Inc., Class A *	410,411	40,856,415
Playa Hotels & Resorts NV *	467,500	4,576,825
Portillo's, Inc., Class A *	275,145	3,177,925
RCI Hospitality Holdings, Inc.	39,412	2,067,554
Red Rock Resorts, Inc., Class A	240,504	12,046,845
Rush Street Interactive, Inc. *	376,062	5,422,814
Sabre Corp. *	1,871,066	7,315,868
Shake Shack, Inc., Class A *	193,984	25,941,480
Six Flags Entertainment Corp.	451,281	20,844,669
Strategic Education, Inc.	118,294	11,688,630
Stride, Inc. *	206,072	22,022,915
Sweetgreen, Inc., Class A *	492,340	20,176,093
Target Hospitality Corp. *	163,957	1,355,924
Travel & Leisure Co.	337,941	18,880,764
Udemy, Inc. *	442,668	3,523,637
United Parks & Resorts, Inc. *	146,594	8,596,272
Universal Technical Institute, Inc. *	211,119	5,461,649
Wendy's Co.	827,242	15,188,163
Xponential Fitness, Inc., Class A *	114,550	1,745,742
		763,264,864

Consumer Staples Distribution & Retail 0.5%
Andersons, Inc.	155,695	7,432,879
Chefs' Warehouse, Inc. *	167,877	7,505,781
Grocery Outlet Holding Corp. *	474,854	9,971,934
Ingles Markets, Inc., Class A	69,952	5,169,453
Maplebear, Inc. *	796,871	34,799,356
PriceSmart, Inc.	121,788	10,929,255
SpartanNash Co.	162,264	3,079,771
United Natural Foods, Inc. *	288,313	7,158,812
Weis Markets, Inc.	78,972	5,751,531
		91,798,772

Energy 4.1%
Antero Midstream Corp.	1,635,768	26,123,215
Archrock, Inc.	820,775	21,028,255
Atlas Energy Solutions, Inc.	293,394	6,915,297
Berry Corp.	367,536	1,499,547
Bristow Group, Inc. *	118,415	4,525,821
Cactus, Inc., Class A	322,630	22,151,776
California Resources Corp.	338,209	20,008,444
Calumet, Inc. *	333,968	7,527,639
Centrus Energy Corp., Class A *(a)	69,727	6,345,157
ChampionX Corp.	922,445	28,549,673
Civitas Resources, Inc.	439,432	22,797,732
Clean Energy Fuels Corp. *	849,632	2,616,866
CNX Resources Corp. *	733,671	29,728,349
Comstock Resources, Inc.	442,639	6,891,889
CONSOL Energy, Inc.	129,582	16,936,367
Core Laboratories, Inc.	225,629	4,591,550

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Crescent Energy Co., Class A	745,862	11,090,968
CVR Energy, Inc.	164,153	3,176,360
Delek U.S. Holdings, Inc.	313,717	5,976,309
DMC Global, Inc. *	83,542	672,513
Dorian LPG Ltd.	175,500	4,294,485
DT Midstream, Inc.	471,099	49,993,026
Excelerate Energy, Inc., Class A	81,457	2,522,723
Expro Group Holdings NV *	529,029	7,348,213
Granite Ridge Resources, Inc.	257,515	1,660,972
Green Plains, Inc. *	316,208	3,415,046
Gulfport Energy Corp. *	61,569	10,823,830
Helix Energy Solutions Group, Inc. *	693,080	7,409,025
Helmerich & Payne, Inc.	477,884	16,549,123
HighPeak Energy, Inc. (a)	122,194	1,841,464
Innovex International, Inc. *	165,773	2,697,127
International Seaways, Inc.	197,914	7,718,646
Kinetik Holdings, Inc.	182,445	10,767,904
Kodiak Gas Services, Inc.	156,901	6,345,076
Kosmos Energy Ltd. *	2,286,937	9,010,532
Liberty Energy, Inc.	800,030	14,720,552
Magnolia Oil & Gas Corp., Class A	913,741	25,347,175
Matador Resources Co.	562,257	33,741,043
Murphy Oil Corp.	688,058	22,341,243
Nabors Industries Ltd. *	43,202	3,172,323
New Fortress Energy, Inc. (a)	508,802	5,428,917
Newpark Resources, Inc. *	421,206	3,521,282
NextDecade Corp. *	670,162	4,851,973
Noble Corp. PLC	663,119	22,194,593
Northern Oil & Gas, Inc.	484,336	21,063,773
Oceaneering International, Inc. *	491,741	14,742,395
Par Pacific Holdings, Inc. *	272,612	4,751,627
Patterson-UTI Energy, Inc.	1,730,094	14,532,790
PBF Energy, Inc., Class A	482,157	15,183,124
Peabody Energy Corp.	609,098	14,526,987
ProFrac Holding Corp., Class A *(a)	103,400	937,838
ProPetro Holding Corp. *	384,547	3,230,195
REX American Resources Corp. *	73,970	3,203,641
Riley Exploration Permian, Inc.	43,357	1,521,831
RPC, Inc.	396,412	2,552,893
Sable Offshore Corp. *(a)	221,606	5,203,309
SandRidge Energy, Inc.	158,120	1,854,748
Select Water Solutions, Inc.	453,574	6,699,288
Sitio Royalties Corp., Class A	390,188	9,247,456
SM Energy Co.	554,948	25,078,100
Talos Energy, Inc. *	605,551	6,812,449
TETRA Technologies, Inc. *	575,168	2,214,397
Tidewater, Inc. *	233,767	12,090,429
Transocean Ltd. *	3,790,655	16,678,882
Uranium Energy Corp. *	1,980,142	16,454,980
VAALCO Energy, Inc.	497,481	2,547,103
Valaris Ltd. *	322,173	14,881,171
Viper Energy, Inc.	491,983	26,621,200
Vital Energy, Inc. *	130,752	4,292,588
Vitesse Energy, Inc.	120,186	3,374,823
Weatherford International PLC	355,179	29,231,232
World Kinect Corp.	286,351	8,289,861
		814,689,130

Equity Real Estate Investment Trusts (REITs) 5.5%
Acadia Realty Trust	510,510	13,196,683
Agree Realty Corp.	486,374	37,353,523
Alexander & Baldwin, Inc.	351,654	6,920,551
Alexander's, Inc.	10,194	2,279,480
American Assets Trust, Inc.	231,394	6,580,845
American Healthcare REIT, Inc.	721,760	21,515,666
Apartment Investment & Management Co., Class A *	629,790	5,567,344
Apple Hospitality REIT, Inc.	1,082,791	17,443,763
SECURITY	NUMBER OF SHARES	VALUE ($)
Armada Hoffler Properties, Inc.	325,801	3,600,101
Brandywine Realty Trust	844,459	4,728,970
Brixmor Property Group, Inc.	1,461,036	43,933,353
Broadstone Net Lease, Inc.	916,894	16,054,814
CareTrust REIT, Inc.	815,849	24,304,142
CBL & Associates Properties, Inc.	69,672	2,152,865
Centerspace	73,620	5,337,450
Chatham Lodging Trust	234,296	2,157,866
City Office REIT, Inc.	203,121	1,178,102
Community Healthcare Trust, Inc.	122,983	2,324,379
COPT Defense Properties	544,445	17,939,463
Cousins Properties, Inc.	738,337	23,434,816
Curbline Properties Corp. *	455,506	11,050,576
DiamondRock Hospitality Co.	1,004,551	9,322,233
Diversified Healthcare Trust	1,042,385	2,710,201
Douglas Emmett, Inc.	810,269	15,686,808
Easterly Government Properties, Inc.	466,024	5,741,416
Elme Communities	428,261	7,254,741
Empire Resorts, Inc. *(a)(b)	17,021	41,796
Empire State Realty Trust, Inc., Class A	654,650	7,174,964
EPR Properties	368,050	16,698,428
Equity Commonwealth *	518,071	10,537,564
Essential Properties Realty Trust, Inc.	849,476	28,967,132
First Industrial Realty Trust, Inc.	641,779	34,303,088
Four Corners Property Trust, Inc.	447,934	13,308,119
Franklin Street Properties Corp., Class C	388,018	741,114
Getty Realty Corp.	243,001	7,989,873
Gladstone Commercial Corp.	205,811	3,624,332
Global Medical REIT, Inc.	296,767	2,638,259
Global Net Lease, Inc.	964,219	7,144,863
Highwoods Properties, Inc.	512,830	16,646,462
Hudson Pacific Properties, Inc.	676,052	2,602,800
Independence Realty Trust, Inc.	1,091,605	23,840,653
Industrial Logistics Properties Trust	279,627	1,082,156
Innovative Industrial Properties, Inc.	137,024	14,938,356
InvenTrust Properties Corp.	367,068	11,368,096
JBG SMITH Properties	420,489	7,186,157
Kilroy Realty Corp.	513,283	21,316,643
Kite Realty Group Trust	1,065,095	29,364,669
LTC Properties, Inc.	212,086	8,184,399
LXP Industrial Trust	1,426,151	13,334,512
Macerich Co.	1,144,544	24,275,778
Medical Properties Trust, Inc. (a)	2,906,109	12,757,818
National Health Investors, Inc.	210,192	16,111,217
National Storage Affiliates Trust	338,282	15,256,518
NETSTREIT Corp.	375,624	6,088,865
NexPoint Diversified Real Estate Trust	175,405	1,015,595
NexPoint Residential Trust, Inc.	107,273	5,049,340
One Liberty Properties, Inc.	74,239	2,232,367
Orion Office REIT, Inc.	244,326	1,033,499
Outfront Media, Inc.	667,666	12,825,864
Paramount Group, Inc.	890,416	4,327,422
Park Hotels & Resorts, Inc.	1,010,910	15,719,650
Peakstone Realty Trust	174,577	2,396,942
Pebblebrook Hotel Trust	584,187	8,090,990
Phillips Edison & Co., Inc.	595,192	23,510,084
Piedmont Office Realty Trust, Inc., Class A	604,694	5,756,687
Plymouth Industrial REIT, Inc.	191,673	3,591,952
PotlatchDeltic Corp.	347,834	15,596,877
Rayonier, Inc.	651,191	20,753,457
Retail Opportunity Investments Corp.	618,537	10,762,544
RLJ Lodging Trust	745,026	7,606,715
Ryman Hospitality Properties, Inc.	290,708	34,082,606
Sabra Health Care REIT, Inc.	1,137,837	21,311,687
Safehold, Inc.	219,694	4,692,664

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Saul Centers, Inc.	57,746	2,373,938
Service Properties Trust	795,624	2,211,835
Sila Realty Trust, Inc.	267,576	7,120,197
SITE Centers Corp.	227,753	3,534,727
SL Green Realty Corp.	338,774	26,488,739
STAG Industrial, Inc.	883,948	32,520,447
Summit Hotel Properties, Inc.	529,608	3,484,821
Sunstone Hotel Investors, Inc.	987,032	10,610,594
Tanger, Inc.	531,538	19,650,960
Terreno Realty Corp.	469,420	28,460,935
UMH Properties, Inc.	331,460	6,364,032
Uniti Group, Inc.	1,183,030	6,991,707
Universal Health Realty Income Trust	61,293	2,585,952
Urban Edge Properties	587,536	13,519,203
Veris Residential, Inc.	390,437	7,125,475
Vornado Realty Trust	803,854	34,605,915
Whitestone REIT	216,442	3,186,026
Xenia Hotels & Resorts, Inc.	495,446	7,619,959
		1,086,107,186

Financial Services 7.3%
Affiliated Managers Group, Inc.	144,372	27,075,525
Affirm Holdings, Inc., Class A *	1,164,060	81,495,841
Alerus Financial Corp.	112,473	2,478,905
AlTi Global, Inc. *(a)	293,824	1,395,664
Apollo Commercial Real Estate Finance, Inc.	612,608	5,666,624
Arbor Realty Trust, Inc. (a)	913,556	13,401,866
ARMOUR Residential REIT, Inc.	234,137	4,429,872
Artisan Partners Asset Management, Inc., Class A	338,706	16,525,466
AvidXchange Holdings, Inc. *	920,585	10,531,492
B Riley Financial, Inc. (a)	85,089	498,196
BGC Group, Inc., Class A	1,831,096	17,834,875
Blackstone Mortgage Trust, Inc., Class A	841,056	16,165,096
Bread Financial Holdings, Inc.	240,964	14,175,912
Brightsphere Investment Group, Inc.	133,457	4,161,189
BrightSpire Capital, Inc.	628,845	3,986,877
Cannae Holdings, Inc.	271,983	5,902,031
Cantaloupe, Inc. *	277,734	2,521,825
Cass Information Systems, Inc.	58,386	2,619,780
Chimera Investment Corp.	392,764	5,828,618
Claros Mortgage Trust, Inc.	548,183	3,722,163
Cohen & Steers, Inc.	129,866	13,591,776
Credit Acceptance Corp. *	30,573	15,216,182
Diamond Hill Investment Group, Inc.	13,244	2,189,895
DigitalBridge Group, Inc.	757,586	9,924,377
Donnelley Financial Solutions, Inc. *	129,565	7,806,291
Dynex Capital, Inc.	359,835	4,515,929
Ellington Financial, Inc. (a)	418,395	5,171,362
Enact Holdings, Inc.	142,722	5,025,242
Encore Capital Group, Inc. *	115,041	5,658,292
Enova International, Inc. *	128,082	13,513,932
Essent Group Ltd.	515,261	29,771,781
Euronet Worldwide, Inc. *	205,190	21,571,625
Evercore, Inc., Class A	172,854	53,221,747
EVERTEC, Inc.	310,578	11,180,808
EZCORP, Inc., Class A *	255,181	3,266,317
Federal Agricultural Mortgage Corp., Class C	49,325	10,529,408
Federated Hermes, Inc.	381,756	16,320,069
FirstCash Holdings, Inc.	189,074	20,582,596
Flywire Corp. *	539,763	12,258,018
Forge Global Holdings, Inc. *	588,910	641,912
Franklin BSP Realty Trust, Inc.	394,702	5,162,702
Granite Point Mortgage Trust, Inc.	256,864	911,867
Green Dot Corp., Class A *	257,701	2,646,589
SECURITY	NUMBER OF SHARES	VALUE ($)
HA Sustainable Infrastructure Capital, Inc.	563,098	17,658,753
Hamilton Lane, Inc., Class A	196,661	37,837,576
Houlihan Lokey, Inc.	257,722	48,732,653
International Money Express, Inc. *	147,699	3,112,018
Invesco Mortgage Capital, Inc.	263,843	2,203,089
Jackson Financial, Inc., Class A	364,792	36,548,510
Janus Henderson Group PLC	618,577	28,009,167
KKR Real Estate Finance Trust, Inc.	280,340	3,260,354
Ladder Capital Corp.	540,095	6,405,527
Lazard, Inc., Class A	546,421	31,730,667
LendingClub Corp. *	544,527	9,060,929
LendingTree, Inc. *	52,548	2,323,147
Marqeta, Inc., Class A *	2,015,926	7,821,793
Merchants Bancorp	132,174	5,456,143
MFA Financial, Inc.	491,054	5,455,610
MGIC Investment Corp.	1,257,749	33,028,489
Moelis & Co., Class A	341,062	26,254,953
Moneylion, Inc. *	30,464	2,793,549
Mr. Cooper Group, Inc. *	312,289	30,813,556
Navient Corp.	382,756	5,963,338
NCR Atleos Corp. *	352,004	11,549,251
Nelnet, Inc., Class A	84,429	9,196,007
NerdWallet, Inc., Class A *	189,854	2,657,956
New York Mortgage Trust, Inc.	433,906	2,664,183
NewtekOne, Inc.	117,217	1,699,646
NMI Holdings, Inc., Class A *	385,722	15,425,023
OneMain Holdings, Inc.	584,592	33,526,351
Open Lending Corp., Class A *	513,865	3,278,459
Orchid Island Capital, Inc. (a)	340,468	2,652,246
Payoneer Global, Inc. *	1,229,659	13,415,580
PennyMac Financial Services, Inc.	153,472	16,441,455
PennyMac Mortgage Investment Trust	424,707	5,771,768
Perella Weinberg Partners, Class A	256,166	6,575,781
Piper Sandler Cos.	76,792	26,338,888
PJT Partners, Inc., Class A	115,191	19,278,366
PRA Group, Inc. *	189,590	4,019,308
PROG Holdings, Inc.	205,620	10,005,469
Radian Group, Inc.	728,298	26,065,785
Ready Capital Corp.	815,832	6,012,682
Redwood Trust, Inc.	635,847	4,552,664
Remitly Global, Inc. *	708,735	14,571,592
Repay Holdings Corp. *	353,956	2,859,964
Rithm Capital Corp.	2,518,200	28,329,750
Rocket Cos., Inc., Class A *	636,296	9,245,381
Sezzle, Inc. *	12,292	5,212,177
Shift4 Payments, Inc., Class A *	316,374	36,091,946
SLM Corp.	1,054,953	28,884,613
StepStone Group, Inc., Class A	304,487	20,062,648
Stifel Financial Corp.	496,832	57,533,146
StoneX Group, Inc. *	137,372	14,253,719
TPG RE Finance Trust, Inc.	315,363	2,879,264
TPG, Inc.	424,698	29,711,872
Two Harbors Investment Corp.	506,915	5,956,251
Upstart Holdings, Inc. *	378,191	29,797,669
UWM Holdings Corp.	460,226	2,996,071
Velocity Financial, Inc. *	42,111	861,591
Victory Capital Holdings, Inc., Class A	219,966	15,283,238
Virtu Financial, Inc., Class A	397,869	14,844,492
Virtus Investment Partners, Inc.	32,415	8,005,533
Walker & Dunlop, Inc.	155,048	17,083,189
Waterstone Financial, Inc.	87,036	1,313,373
Western Union Co.	1,640,254	18,059,196
WisdomTree, Inc.	581,255	6,945,997
World Acceptance Corp. *	15,839	1,915,252
		1,449,391,147

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Food, Beverage & Tobacco 1.4%
B&G Foods, Inc.	380,235	2,539,970
Beyond Meat, Inc. *(a)	313,786	1,562,654
Boston Beer Co., Inc., Class A *	42,766	13,524,320
BRC, Inc., Class A *	202,596	636,151
Calavo Growers, Inc.	80,351	2,226,526
Cal-Maine Foods, Inc.	197,139	19,242,738
Duckhorn Portfolio, Inc. *	245,901	2,704,911
Flowers Foods, Inc.	948,920	21,464,570
Fresh Del Monte Produce, Inc.	163,338	5,512,658
Freshpet, Inc. *	235,294	36,011,747
Hain Celestial Group, Inc. *	431,436	3,567,976
Ingredion, Inc.	315,610	46,501,977
J&J Snack Foods Corp.	75,303	13,086,908
John B Sanfilippo & Son, Inc.	43,280	3,737,228
Lancaster Colony Corp.	93,710	17,415,066
MGP Ingredients, Inc.	67,717	3,133,943
Mission Produce, Inc. *	213,009	2,833,020
National Beverage Corp.	114,262	5,643,400
Seaboard Corp.	1,241	3,243,949
Simply Good Foods Co. *	441,321	17,560,163
SunOpta, Inc. *	460,225	3,566,744
Tootsie Roll Industries, Inc.	79,291	2,624,532
TreeHouse Foods, Inc. *	226,966	7,794,013
Turning Point Brands, Inc.	85,237	5,276,170
Universal Corp.	119,089	6,802,364
Utz Brands, Inc.	348,948	6,075,185
Vita Coco Co., Inc. *	189,858	6,747,553
Vital Farms, Inc. *	145,144	4,818,781
Westrock Coffee Co. *(a)	166,578	1,337,621
WK Kellogg Co.	323,853	6,736,142
		273,928,980

Health Care Equipment & Services 5.4%
Acadia Healthcare Co., Inc. *	450,108	18,287,888
Accolade, Inc. *	355,393	1,371,817
AdaptHealth Corp. *	517,702	5,192,551
Addus HomeCare Corp. *	86,803	10,662,881
agilon health, Inc. *	1,483,590	3,100,703
AirSculpt Technologies, Inc. *(a)	62,150	424,484
Alignment Healthcare, Inc. *	494,690	6,238,041
Alphatec Holdings, Inc. *	490,334	5,138,700
Amedisys, Inc. *	158,011	14,443,785
AMN Healthcare Services, Inc. *	184,972	4,814,821
AngioDynamics, Inc. *	193,109	1,338,245
Artivion, Inc. *	184,714	5,452,757
Astrana Health, Inc. *	201,480	8,714,010
AtriCure, Inc. *	236,622	8,556,252
Avanos Medical, Inc. *	220,822	4,230,950
Aveanna Healthcare Holdings, Inc. *	277,300	1,611,113
Axogen, Inc. *	210,943	2,932,108
Bioventus, Inc., Class A *	197,041	2,421,634
BrightSpring Health Services, Inc. *	255,597	4,933,022
Brookdale Senior Living, Inc. *	963,200	5,470,976
Butterfly Network, Inc. *(a)	758,967	2,497,001
Castle Biosciences, Inc. *	133,487	4,041,986
Certara, Inc. *	526,392	5,900,854
Cerus Corp. *	880,595	1,629,101
Clover Health Investments Corp. *	1,982,821	6,900,217
Community Health Systems, Inc. *	579,212	1,992,489
Concentra Group Holdings Parent, Inc.	521,514	11,379,442
CONMED Corp.	149,423	11,063,279
CorVel Corp. *	43,988	16,073,215
Cross Country Healthcare, Inc. *	152,314	1,638,899
Definitive Healthcare Corp. *	268,030	1,267,782
DENTSPLY SIRONA, Inc.	981,551	19,287,477
SECURITY	NUMBER OF SHARES	VALUE ($)
DocGo, Inc. *	425,674	1,843,168
Doximity, Inc., Class A *	606,982	32,170,046
Embecta Corp.	277,380	5,777,825
Enovis Corp. *	270,330	13,194,807
Ensign Group, Inc.	275,151	40,229,828
Envista Holdings Corp. *	831,686	18,538,281
Evolent Health, Inc., Class A *	518,407	6,697,818
Fulgent Genetics, Inc. *	96,203	1,760,515
GeneDx Holdings Corp. *	96,757	7,584,781
Glaukos Corp. *	266,322	38,257,155
Globus Medical, Inc., Class A *	548,184	46,930,032
GoodRx Holdings, Inc., Class A *	405,619	1,963,196
Guardant Health, Inc. *	595,602	21,209,387
Haemonetics Corp. *	248,629	21,747,579
Health Catalyst, Inc. *	290,609	2,566,077
HealthEquity, Inc. *	422,264	42,876,687
HealthStream, Inc.	116,226	3,847,081
Hims & Hers Health, Inc. *	917,855	29,573,288
ICU Medical, Inc. *	118,546	19,436,802
Inari Medical, Inc. *	243,357	12,635,095
Innovage Holding Corp. *	103,002	501,620
Inspire Medical Systems, Inc. *	144,450	27,844,182
Integer Holdings Corp. *	162,780	22,870,590
Integra LifeSciences Holdings Corp. *	324,535	7,977,070
iRadimed Corp.	39,505	2,130,505
iRhythm Technologies, Inc. *	151,469	13,172,502
Lantheus Holdings, Inc. *	336,928	30,077,563
LeMaitre Vascular, Inc.	99,337	10,628,066
LifeStance Health Group, Inc. *	637,333	4,792,744
LivaNova PLC *	262,924	13,803,510
Merit Medical Systems, Inc. *	282,098	29,309,982
ModivCare, Inc. *	52,559	987,584
Multiplan Corp. *	34,431	271,661
National HealthCare Corp.	60,146	7,530,279
National Research Corp.	72,591	1,427,139
Neogen Corp. *	954,931	13,540,922
NeoGenomics, Inc. *	622,978	11,045,400
Nevro Corp. *	181,849	836,505
Novocure Ltd. *	479,242	9,604,010
OmniAb, Inc., Class A *(b)	25,234	0
OmniAb, Inc., Class B *(b)	25,234	0
Omnicell, Inc. *	223,423	10,409,278
OPKO Health, Inc. *(a)	1,677,381	2,583,167
Option Care Health, Inc. *	828,620	19,721,156
OraSure Technologies, Inc. *	369,279	1,403,260
Orchestra BioMed Holdings, Inc. *	130,154	732,767
Orthofix Medical, Inc. *	183,743	3,588,501
OrthoPediatrics Corp. *	80,245	2,084,765
Owens & Minor, Inc. *	355,407	4,787,332
PACS Group, Inc. *	179,238	2,833,753
Paragon 28, Inc. *	195,227	2,012,790
Patterson Cos., Inc.	382,044	8,210,126
Pediatrix Medical Group, Inc. *	413,192	6,181,352
Pennant Group, Inc. *	145,166	4,526,276
Phreesia, Inc. *	262,389	5,518,041
Premier, Inc., Class A	509,229	11,661,344
Privia Health Group, Inc. *	498,540	10,708,639
PROCEPT BioRobotics Corp. *	249,474	23,847,220
Progyny, Inc. *	377,848	5,883,093
Pulmonx Corp. *	185,945	1,199,345
Pulse Biosciences, Inc. *(a)	87,601	1,874,661
QuidelOrtho Corp. *	319,441	13,097,081
RadNet, Inc. *	315,678	25,809,833
RxSight, Inc. *	165,884	7,776,642
Schrodinger, Inc. *	266,265	6,009,601
Select Medical Holdings Corp.	511,598	10,799,834
Semler Scientific, Inc. *(a)	27,931	1,592,626
Senseonics Holdings, Inc. *	2,690,815	837,920
SI-BONE, Inc. *	180,576	2,448,611

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Sight Sciences, Inc. *	147,003	586,542
Simulations Plus, Inc.	79,647	2,530,385
STAAR Surgical Co. *	239,681	6,974,717
Surgery Partners, Inc. *	361,441	8,616,753
Surmodics, Inc. *	68,468	2,701,063
Tandem Diabetes Care, Inc. *	317,530	9,725,944
Teladoc Health, Inc. *	832,456	9,972,823
TransMedics Group, Inc. *	162,338	14,076,328
Treace Medical Concepts, Inc. *	217,057	1,849,326
TruBridge, Inc. *	58,500	1,050,075
U.S. Physical Therapy, Inc.	73,489	7,257,774
UFP Technologies, Inc. *	35,340	11,411,993
Varex Imaging Corp. *	195,666	3,263,709
Waystar Holding Corp. *	219,091	6,765,530
Zimvie, Inc. *	132,007	1,948,423
		1,063,070,161

Household & Personal Products 0.9%
Beauty Health Co. *	400,661	592,978
BellRing Brands, Inc. *	626,169	49,129,220
Central Garden & Pet Co. *	45,853	1,822,657
Central Garden & Pet Co., Class A *	252,102	8,518,526
Edgewell Personal Care Co.	239,737	8,769,579
elf Beauty, Inc. *	273,822	35,465,425
Energizer Holdings, Inc.	317,138	12,086,129
Herbalife Ltd. *	484,109	3,761,527
Interparfums, Inc.	87,004	11,976,971
Medifast, Inc. *	49,825	980,058
Nu Skin Enterprises, Inc., Class A	237,410	1,733,093
Olaplex Holdings, Inc. *	597,009	1,152,227
Spectrum Brands Holdings, Inc.	135,943	12,499,959
USANA Health Sciences, Inc. *	53,137	2,047,369
WD-40 Co.	65,855	18,247,762
		168,783,480

Insurance 3.0%
Abacus Life, Inc. *	60,860	497,835
Ambac Financial Group, Inc. *	227,782	2,924,721
AMERISAFE, Inc.	93,093	5,494,349
Assured Guaranty Ltd.	240,127	22,399,047
Axis Capital Holdings Ltd.	371,790	34,591,342
Baldwin Insurance Group, Inc., Class A *	323,038	15,815,940
Bowhead Specialty Holdings, Inc. *	39,461	1,453,743
Brighthouse Financial, Inc. *	294,129	15,374,123
CNO Financial Group, Inc.	512,173	20,435,703
Employers Holdings, Inc.	119,738	6,389,220
Enstar Group Ltd. *	60,630	19,686,561
F&G Annuities & Life, Inc.	85,011	4,108,582
First American Financial Corp.	499,479	35,038,452
Genworth Financial, Inc., Class A *	2,093,025	16,325,595
Goosehead Insurance, Inc., Class A *	117,472	14,815,569
Hagerty, Inc., Class A *	110,307	1,299,416
Hanover Insurance Group, Inc.	174,207	28,745,897
HCI Group, Inc.	40,973	4,993,379
Hippo Holdings, Inc. *	89,877	2,969,536
Horace Mann Educators Corp.	198,477	8,310,232
James River Group Holdings Ltd.	189,064	886,710
Kemper Corp.	294,052	21,021,777
Lemonade, Inc. *	264,832	13,720,946
Lincoln National Corp.	824,654	29,308,203
MBIA, Inc. *	214,484	1,477,795
Mercury General Corp.	129,268	10,207,001
Oscar Health, Inc., Class A *	943,033	16,342,762
Palomar Holdings, Inc. *	127,084	13,763,197
Primerica, Inc.	164,089	49,677,945
ProAssurance Corp. *	245,868	4,110,913
SECURITY	NUMBER OF SHARES	VALUE ($)
RLI Corp.	201,829	35,501,721
Ryan Specialty Holdings, Inc.	496,721	37,452,763
Safety Insurance Group, Inc.	72,514	6,224,602
Selective Insurance Group, Inc.	294,854	30,101,645
Selectquote, Inc. *	682,177	2,039,709
SiriusPoint Ltd. *	471,568	7,271,579
Skyward Specialty Insurance Group, Inc. *	158,592	8,581,413
Stewart Information Services Corp.	134,444	10,095,400
Tiptree, Inc.	101,784	2,319,657
Trupanion, Inc. *	161,998	8,636,113
United Fire Group, Inc.	101,871	3,117,253
Universal Insurance Holdings, Inc.	122,786	2,778,647
White Mountains Insurance Group Ltd.	12,267	24,656,547
		600,963,540

Materials 5.2%
AdvanSix, Inc.	128,307	4,166,128
Alpha Metallurgical Resources, Inc.	52,974	13,008,825
Arcadium Lithium PLC *	5,220,909	27,409,772
Arch Resources, Inc.	87,671	15,072,398
Ashland, Inc.	236,780	18,483,047
Aspen Aerogels, Inc. *	306,414	4,534,927
ATI, Inc. *	602,939	36,278,840
Avient Corp.	442,837	22,695,396
Balchem Corp.	157,195	28,376,841
Cabot Corp.	265,505	29,104,658
Carpenter Technology Corp.	242,385	47,032,385
Century Aluminum Co. *	252,028	5,753,799
Chemours Co.	722,777	15,713,172
Clearwater Paper Corp. *	79,908	2,167,105
Coeur Mining, Inc. *	1,935,227	12,501,567
Commercial Metals Co.	556,940	34,357,629
Compass Minerals International, Inc.	167,710	2,587,765
Eagle Materials, Inc.	162,990	50,350,871
Ecovyst, Inc. *	502,916	3,998,182
Element Solutions, Inc.	1,079,177	30,950,796
Gatos Silver, Inc. *	226,639	3,503,839
Ginkgo Bioworks Holdings, Inc. *(a)	189,366	1,647,484
Graphic Packaging Holding Co.	1,454,115	43,754,320
Greif, Inc., Class A	149,471	10,616,925
Hawkins, Inc.	92,212	12,403,436
HB Fuller Co.	264,970	20,373,543
Hecla Mining Co.	3,018,917	16,664,422
Huntsman Corp.	787,069	15,410,811
Ingevity Corp. *	176,111	8,553,711
Innospec, Inc.	120,823	14,330,816
Ivanhoe Electric, Inc. *	404,838	3,850,009
Kaiser Aluminum Corp.	77,675	6,313,424
Knife River Corp. *	274,497	28,410,440
Koppers Holdings, Inc.	98,517	3,788,964
Kronos Worldwide, Inc.	107,221	1,212,670
Louisiana-Pacific Corp.	303,625	35,888,475
LSB Industries, Inc. *	252,513	2,229,690
Materion Corp.	100,693	11,642,125
Mativ Holdings, Inc.	261,380	3,437,147
Mercer International, Inc.	213,829	1,319,325
Metallus, Inc. *	183,274	3,055,178
Minerals Technologies, Inc.	156,009	12,725,654
MP Materials Corp. *(a)	593,739	12,510,081
Myers Industries, Inc.	179,163	2,078,291
NewMarket Corp.	37,218	19,858,036
O-I Glass, Inc. *	755,528	9,519,653
Olin Corp.	569,709	24,263,906
Orion SA	280,744	5,171,305
Pactiv Evergreen, Inc.	189,506	2,571,597
Perimeter Solutions, Inc. *	663,874	8,497,587

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Piedmont Lithium, Inc. *(a)	86,677	1,088,663
PureCycle Technologies, Inc. *(a)	665,119	8,842,757
Quaker Chemical Corp.	66,791	10,532,941
Radius Recycling, Inc., Class A	126,314	2,503,544
Ramaco Resources, Inc., Class A	151,828	1,935,807
Ranpak Holdings Corp. *	208,757	1,626,217
Ryerson Holding Corp.	135,389	3,479,497
Scotts Miracle-Gro Co.	206,233	15,898,502
Sealed Air Corp.	705,314	25,814,492
Sensient Technologies Corp.	205,089	15,923,110
Silgan Holdings, Inc.	394,302	22,684,194
Sonoco Products Co.	475,693	24,678,953
Stepan Co.	102,857	7,909,703
Summit Materials, Inc., Class A *	579,846	29,537,355
SunCoke Energy, Inc.	411,684	5,129,583
Sylvamo Corp.	166,942	15,407,077
TriMas Corp.	184,479	4,873,935
Tronox Holdings PLC	568,254	6,875,873
U.S. Lime & Minerals, Inc.	51,103	7,818,759
U.S. Steel Corp.	1,085,719	44,264,764
Valhi, Inc.	10,863	278,093
Warrior Met Coal, Inc.	253,200	17,805,024
Worthington Steel, Inc.	169,238	7,588,632
		1,032,644,442

Media & Entertainment 2.6%
Advantage Solutions, Inc. *	262,346	933,952
Altice USA, Inc., Class A *	1,210,682	2,917,744
AMC Entertainment Holdings, Inc., Class A *	1,752,896	8,676,835
AMC Networks, Inc., Class A *	163,050	1,535,931
Angi, Inc. *	331,190	616,013
Atlanta Braves Holdings, Inc., Class C *	234,554	9,464,254
Bumble, Inc., Class A *	464,062	4,032,699
Cable One, Inc.	22,312	9,375,949
Cardlytics, Inc. *	245,397	998,766
Cargurus, Inc. *	423,209	16,005,764
Cars.com, Inc. *	297,312	5,907,589
Cinemark Holdings, Inc. *	517,087	17,849,843
Clear Channel Outdoor Holdings, Inc. *	1,573,506	2,375,994
EchoStar Corp., Class A *	584,306	14,777,099
Emerald Holding, Inc.	94,418	469,257
Endeavor Group Holdings, Inc., Class A (a)	922,427	28,014,108
Eventbrite, Inc., Class A *	358,578	1,262,195
EverQuote, Inc., Class A *	126,792	2,433,139
EW Scripps Co., Class A *	296,021	592,042
fuboTV, Inc. *	1,581,090	2,545,555
Gannett Co., Inc. *	575,207	2,985,324
Getty Images Holdings, Inc. *	236,970	691,952
Gray Television, Inc.	417,641	1,783,327
Grindr, Inc. *	109,786	1,656,671
IAC, Inc. *	341,983	16,186,055
Ibotta, Inc., Class A *(a)	32,815	2,400,089
iHeartMedia, Inc., Class A *	561,938	1,286,838
Integral Ad Science Holding Corp. *	352,034	3,935,740
John Wiley & Sons, Inc., Class A	204,321	10,661,470
Liberty Media Corp.-Liberty Live, Class C *	318,137	23,230,364
Lions Gate Entertainment Corp., Class A *	818,066	6,740,864
Lionsgate Studios Corp. *(a)	164,061	1,186,161
Madison Square Garden Entertainment Corp. *	200,347	7,410,836
SECURITY	NUMBER OF SHARES	VALUE ($)
Madison Square Garden Sports Corp. *	80,900	18,602,955
Magnite, Inc. *	611,765	10,271,534
MediaAlpha, Inc., Class A *	155,241	1,960,694
National CineMedia, Inc. *	470,681	3,271,233
New York Times Co., Class A	793,283	43,043,536
Nexstar Media Group, Inc.	146,870	25,054,553
Nextdoor Holdings, Inc. *	856,882	2,082,223
Playtika Holding Corp.	250,481	2,109,050
PubMatic, Inc., Class A *	198,515	3,166,314
QuinStreet, Inc. *	268,975	6,127,251
Reddit, Inc., Class A *	391,377	55,062,830
Rumble, Inc. *(a)	400,504	2,843,578
Scholastic Corp.	119,748	3,158,952
Shutterstock, Inc.	117,617	3,726,107
Sinclair, Inc.	183,323	3,358,477
Sphere Entertainment Co. *(a)	130,953	5,388,716
Stagwell, Inc. *	487,136	3,828,889
TechTarget, Inc. *	123,431	3,963,369
TEGNA, Inc.	801,533	15,044,774
Thryv Holdings, Inc. *	165,640	2,620,425
TripAdvisor, Inc. *	532,202	7,626,455
Trump Media & Technology Group Corp. *(a)	330,449	10,442,188
Vimeo, Inc. *	766,762	5,006,956
Vivid Seats, Inc., Class A *(a)	448,612	1,606,031
Warner Music Group Corp., Class A	686,753	22,333,208
Webtoon Entertainment, Inc. *(a)	72,804	894,033
WideOpenWest, Inc. *	238,592	1,266,924
Yelp, Inc. *	324,389	12,398,148
Ziff Davis, Inc. *	217,284	12,787,163
ZipRecruiter, Inc., Class A *	369,312	3,272,104
ZoomInfo Technologies, Inc. *	1,401,673	15,334,303
		518,593,392

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
10X Genomics, Inc., Class A *	517,861	8,233,990
2seventy bio, Inc. *	251,973	1,005,372
4D Molecular Therapeutics, Inc. *	182,179	1,428,283
89bio, Inc. *	437,362	3,931,884
Absci Corp. *	399,480	1,218,414
ACADIA Pharmaceuticals, Inc. *	596,457	9,734,178
ACELYRIN, Inc. *	339,892	1,546,509
Acrivon Therapeutics, Inc. *	65,448	496,096
Adaptive Biotechnologies Corp. *	537,144	3,190,635
ADMA Biologics, Inc. *	1,131,262	22,749,679
Agios Pharmaceuticals, Inc. *	275,850	16,382,731
Akero Therapeutics, Inc. *	306,876	9,850,720
Alector, Inc. *	391,747	1,014,625
Aligos Therapeutics, Inc. *(a)	10,730	273,722
Alkermes PLC *	798,793	23,180,973
Allogene Therapeutics, Inc. *	734,808	1,822,324
Alto Neuroscience, Inc. *(a)	103,014	454,292
Alumis, Inc. *(a)	64,552	597,752
ALX Oncology Holdings, Inc. *	137,510	203,515
Amicus Therapeutics, Inc. *	1,293,000	12,904,140
Amneal Pharmaceuticals, Inc. *	718,703	5,943,674
Amphastar Pharmaceuticals, Inc. *	184,518	8,338,368
Amylyx Pharmaceuticals, Inc. *	247,230	1,369,654
AnaptysBio, Inc. *	92,983	2,320,856
Anavex Life Sciences Corp. *(a)	408,173	3,861,317
ANI Pharmaceuticals, Inc. *	79,686	4,560,430
Anika Therapeutics, Inc. *	73,682	1,305,645
Annexon, Inc. *	415,028	2,237,001
Apellis Pharmaceuticals, Inc. *	507,186	17,208,821
Apogee Therapeutics, Inc. *	157,402	7,106,700
Applied Therapeutics, Inc. *	416,651	845,802
Arbutus Biopharma Corp. *	713,752	2,469,582

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Arcellx, Inc. *	187,394	16,503,790
Arcturus Therapeutics Holdings, Inc. *	119,438	2,190,493
Arcus Biosciences, Inc. *	259,048	3,999,701
Arcutis Biotherapeutics, Inc. *	506,043	6,598,801
Ardelyx, Inc. *	1,147,644	6,507,141
ArriVent Biopharma, Inc. *(a)	109,214	3,272,051
Arrowhead Pharmaceuticals, Inc. *	602,702	15,688,333
ARS Pharmaceuticals, Inc. *	251,679	3,651,862
Arvinas, Inc. *	310,463	8,295,571
Astria Therapeutics, Inc. *	169,831	1,764,544
Atea Pharmaceuticals, Inc. *	381,845	1,305,910
Avid Bioservices, Inc. *	305,603	3,752,805
Avidity Biosciences, Inc. *	567,805	24,432,649
Axsome Therapeutics, Inc. *	195,883	19,239,628
Azenta, Inc. *	237,333	10,967,158
Beam Therapeutics, Inc. *	357,276	9,778,644
BioCryst Pharmaceuticals, Inc. *	1,006,486	7,548,645
Biohaven Ltd. *	400,970	18,448,630
BioLife Solutions, Inc. *	173,081	4,754,535
Biomea Fusion, Inc. *	120,164	869,987
Blueprint Medicines Corp. *	306,926	29,581,528
Bridgebio Pharma, Inc. *	713,203	19,320,669
C4 Therapeutics, Inc. *	272,422	1,239,520
CareDx, Inc. *	257,978	6,330,780
Cargo Therapeutics, Inc. *	174,055	3,164,320
Caribou Biosciences, Inc. *	417,159	913,578
Cassava Sciences, Inc. *(a)	220,524	846,812
Catalyst Pharmaceuticals, Inc. *	541,534	11,951,655
Celcuity, Inc. *	129,113	1,652,646
Celldex Therapeutics, Inc. *	321,882	8,832,442
Century Therapeutics, Inc. *	168,360	289,579
CG oncology, Inc. *	218,043	7,576,994
Cogent Biosciences, Inc. *	504,656	4,799,279
Coherus Biosciences, Inc. *(a)	579,488	706,975
Collegium Pharmaceutical, Inc. *	155,112	4,730,916
Contineum Therapeutics, Inc., Class A *(a)	26,473	394,712
Corbus Pharmaceuticals Holdings, Inc. *	57,647	1,027,270
Corcept Therapeutics, Inc. *	451,442	26,039,175
Crinetics Pharmaceuticals, Inc. *	435,953	24,936,512
CRISPR Therapeutics AG *	413,772	21,172,713
CryoPort, Inc. *	237,890	1,684,261
Cullinan Therapeutics, Inc. *	251,156	3,378,048
Cytek Biosciences, Inc. *	512,720	3,348,062
Cytokinetics, Inc. *	571,141	29,619,372
Day One Biopharmaceuticals, Inc. *	324,176	4,515,772
Denali Therapeutics, Inc. *	595,712	14,892,800
Design Therapeutics, Inc. *	141,670	850,020
Dianthus Therapeutics, Inc. *	85,622	2,054,072
Disc Medicine, Inc. *	96,911	6,149,003
Dynavax Technologies Corp. *	593,030	7,626,366
Dyne Therapeutics, Inc. *	379,368	11,612,454
Edgewise Therapeutics, Inc. *	282,582	9,325,206
Editas Medicine, Inc. *	367,181	822,485
Emergent BioSolutions, Inc. *	254,033	2,570,814
Enanta Pharmaceuticals, Inc. *	94,471	812,451
Enliven Therapeutics, Inc. *	140,603	3,427,901
Entrada Therapeutics, Inc. *	111,070	2,209,182
Erasca, Inc. *	1,030,687	2,947,765
Evolus, Inc. *	235,847	3,228,745
Exelixis, Inc. *	1,382,848	50,418,638
Fate Therapeutics, Inc. *	436,537	1,383,822
Fortrea Holdings, Inc. *	434,305	9,142,120
Fulcrum Therapeutics, Inc. *	238,131	916,804
Generation Bio Co. *	244,509	371,654
Geron Corp. *	2,544,767	10,484,440
Gossamer Bio, Inc. *	906,099	632,548
SECURITY	NUMBER OF SHARES	VALUE ($)
Gyre Therapeutics, Inc. *(a)	79,651	996,434
Halozyme Therapeutics, Inc. *	615,126	29,649,073
Harmony Biosciences Holdings, Inc. *	183,530	6,362,985
Harrow, Inc. *	148,233	6,212,445
Heron Therapeutics, Inc. *	672,027	799,712
Humacyte, Inc. *	427,882	1,934,027
Ideaya Biosciences, Inc. *	409,575	11,205,972
IGM Biosciences, Inc. *(a)	92,423	927,927
ImmunityBio, Inc. *(a)	771,014	3,885,911
Immunome, Inc. *	258,886	3,507,905
Immunovant, Inc. *	319,694	9,015,371
Innoviva, Inc. *	264,792	5,028,400
Intellia Therapeutics, Inc. *	490,590	7,663,016
Intra-Cellular Therapies, Inc. *	476,970	40,852,480
Ionis Pharmaceuticals, Inc. *	765,876	27,364,749
Iovance Biotherapeutics, Inc. *	1,090,481	10,163,283
Ironwood Pharmaceuticals, Inc. *	676,806	2,382,357
iTeos Therapeutics, Inc. *	134,830	1,152,797
Janux Therapeutics, Inc. *	132,001	5,967,765
Keros Therapeutics, Inc. *	156,683	9,046,876
Kodiak Sciences, Inc. *	165,231	1,102,091
Krystal Biotech, Inc. *	122,600	24,203,692
Kura Oncology, Inc. *	374,061	4,129,633
Kymera Therapeutics, Inc. *	215,941	10,116,836
Kyverna Therapeutics, Inc. *(a)	106,777	616,103
LENZ Therapeutics, Inc.	80,182	2,854,479
Lexicon Pharmaceuticals, Inc. *(a)	912,219	733,150
Ligand Pharmaceuticals, Inc. *	88,727	10,777,669
Liquidia Corp. *	206,193	2,381,529
Longboard Pharmaceuticals, Inc. *	151,012	9,057,700
Lyell Immunopharma, Inc. *	770,325	728,034
MacroGenics, Inc. *	314,315	1,128,391
Madrigal Pharmaceuticals, Inc. *	82,170	26,967,372
MannKind Corp. *	1,336,488	9,061,389
Maravai LifeSciences Holdings, Inc., Class A *	572,455	3,245,820
Mesa Laboratories, Inc.	26,078	3,054,777
MiMedx Group, Inc. *	565,287	5,228,905
Mind Medicine MindMed, Inc. *(a)	351,327	2,870,342
Mineralys Therapeutics, Inc. *	112,814	1,440,635
Mirum Pharmaceuticals, Inc. *	193,455	8,941,490
Monte Rosa Therapeutics, Inc. *	219,199	2,270,902
Myriad Genetics, Inc. *	440,856	7,172,727
Nektar Therapeutics *	788,928	899,378
Neumora Therapeutics, Inc. *	405,823	4,033,881
Novavax, Inc. *(a)	776,880	6,774,394
Nurix Therapeutics, Inc. *	291,660	6,448,603
Nuvalent, Inc., Class A *	181,510	17,548,387
Nuvation Bio, Inc. *	818,859	2,374,691
Ocular Therapeutix, Inc. *	614,886	6,081,223
Olema Pharmaceuticals, Inc. *	180,514	1,826,802
Omeros Corp. *(a)	285,111	3,236,010
OmniAb, Inc. *	459,439	1,796,406
Organogenesis Holdings, Inc. *	373,887	1,446,943
Organon & Co.	1,247,232	19,793,572
ORIC Pharmaceuticals, Inc. *	219,303	2,171,100
Pacific Biosciences of California, Inc. *(a)	1,212,603	2,316,072
Pacira BioSciences, Inc. *	221,528	3,746,038
Perrigo Co. PLC	660,215	18,842,536
Perspective Therapeutics, Inc. *	251,973	1,096,083
Phathom Pharmaceuticals, Inc. *(a)	173,716	1,540,861
Phibro Animal Health Corp., Class A	97,846	2,286,661
Pliant Therapeutics, Inc. *	259,519	3,581,362
Poseida Therapeutics, Inc. *	341,832	3,182,456
Praxis Precision Medicines, Inc. *	80,548	6,457,533
Precigen, Inc. *	744,072	693,550
Prelude Therapeutics, Inc. *(a)	83,110	87,266
Prestige Consumer Healthcare, Inc. *	239,937	20,339,459

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Prime Medicine, Inc. *(a)	255,420	840,332
ProKidney Corp. *(a)	425,119	850,238
Protagonist Therapeutics, Inc. *	285,521	12,505,820
Prothena Corp. PLC *	183,024	2,966,819
PTC Therapeutics, Inc. *	372,523	16,346,309
Quanterix Corp. *	175,671	2,166,023
Rapport Therapeutics, Inc. *(a)	39,752	907,936
Recursion Pharmaceuticals, Inc., Class A *(a)	1,371,576	9,697,042
REGENXBIO, Inc. *	218,220	2,164,742
Relay Therapeutics, Inc. *	609,694	2,865,562
Replimune Group, Inc. *	286,116	4,028,513
Revance Therapeutics, Inc. *	430,272	1,553,282
REVOLUTION Medicines, Inc. *	760,962	44,021,652
Rhythm Pharmaceuticals, Inc. *	251,914	15,628,745
Rocket Pharmaceuticals, Inc. *	341,630	4,916,056
Sage Therapeutics, Inc. *	265,483	1,452,192
Sana Biotechnology, Inc. *	618,500	1,719,430
Sangamo Therapeutics, Inc. *(a)	945,040	2,135,790
Savara, Inc. *	533,781	1,793,504
Scholar Rock Holding Corp. *	347,491	13,864,891
Scilex Holding Co. *(a)(b)	280,273	135,288
Seres Therapeutics, Inc. *	610,760	598,545
SIGA Technologies, Inc.	199,891	1,455,206
Soleno Therapeutics, Inc. *	115,526	6,089,375
Sotera Health Co. *	741,669	9,767,781
SpringWorks Therapeutics, Inc. *	359,544	14,913,885
Spyre Therapeutics, Inc. *	240,928	6,849,583
Standard BioTools, Inc. *	1,437,940	2,645,810
Stoke Therapeutics, Inc. *	189,518	2,295,063
Summit Therapeutics, Inc. *(a)	667,300	12,318,358
Supernus Pharmaceuticals, Inc. *	267,742	9,791,325
Syndax Pharmaceuticals, Inc. *	411,977	6,888,255
Tango Therapeutics, Inc. *	313,618	1,235,655
Tarsus Pharmaceuticals, Inc. *	168,462	8,835,832
TG Therapeutics, Inc. *	645,970	22,479,756
Theravance Biopharma, Inc. *	165,358	1,529,561
Third Harmonic Bio, Inc. *	84,379	1,076,676
Travere Therapeutics, Inc. *	332,666	6,257,447
Twist Bioscience Corp. *	284,096	13,971,841
Tyra Biosciences, Inc. *	101,548	1,592,273
Ultragenyx Pharmaceutical, Inc. *	447,165	21,298,469
uniQure NV *	219,844	1,312,469
Vanda Pharmaceuticals, Inc. *	279,509	1,439,471
Vaxcyte, Inc. *	542,900	51,217,186
Ventyx Biosciences, Inc. *	284,244	761,774
Vera Therapeutics, Inc. *	260,831	12,976,342
Veracyte, Inc. *	372,142	15,983,499
Vericel Corp. *	238,016	13,838,250
Verve Therapeutics, Inc. *	332,011	1,862,582
Viking Therapeutics, Inc. *	537,552	28,458,003
Vir Biotechnology, Inc. *	442,920	3,525,643
Viridian Therapeutics, Inc. *	306,981	6,615,441
WaVe Life Sciences Ltd. *	551,817	8,332,437
Xencor, Inc. *	299,700	7,672,320
Y-mAbs Therapeutics, Inc. *	160,888	1,917,785
Zentalis Pharmaceuticals, Inc. *	265,270	957,625
Zura Bio Ltd. *(a)	174,605	532,545
		1,619,950,094

Real Estate Management & Development 0.5%
Anywhere Real Estate, Inc. *	470,498	2,305,440
Compass, Inc., Class A *	2,008,290	14,238,776
Cushman & Wakefield PLC *	1,108,777	16,964,288
eXp World Holdings, Inc.	413,578	5,728,055
Forestar Group, Inc. *	91,693	2,737,036
FRP Holdings, Inc. *	63,911	2,037,483
Howard Hughes Holdings, Inc. *	147,407	12,786,083
SECURITY	NUMBER OF SHARES	VALUE ($)
Kennedy-Wilson Holdings, Inc.	575,949	6,669,490
Marcus & Millichap, Inc.	115,343	4,799,422
Newmark Group, Inc., Class A	672,097	10,404,062
Opendoor Technologies, Inc. *	3,042,454	7,119,342
RE/MAX Holdings, Inc., Class A *	90,304	1,188,401
Redfin Corp. *	585,917	5,560,352
RMR Group, Inc., Class A	75,687	1,680,251
Seaport Entertainment Group, Inc. *	39,225	1,327,766
Seritage Growth Properties, Class A *	184,453	841,106
St. Joe Co.	184,027	9,400,099
Star Holdings *	58,815	661,669
Tejon Ranch Co. *	118,701	1,913,460
		108,362,581

Semiconductors & Semiconductor Equipment 2.3%
ACM Research, Inc., Class A *	234,977	4,039,255
Aehr Test Systems *(a)	134,711	1,601,714
Allegro MicroSystems, Inc. *	755,679	16,420,905
Alpha & Omega Semiconductor Ltd. *	114,070	4,730,483
Ambarella, Inc. *	186,835	13,368,044
Amkor Technology, Inc.	547,981	14,488,618
Axcelis Technologies, Inc. *	157,847	11,718,561
CEVA, Inc. *	113,977	3,389,676
Cirrus Logic, Inc. *	259,397	27,094,017
Cohu, Inc. *	228,280	6,026,592
Credo Technology Group Holding Ltd. *	688,688	33,718,164
Diodes, Inc. *	224,203	14,573,195
FormFactor, Inc. *	374,308	14,994,778
Ichor Holdings Ltd. *	162,167	5,312,591
Impinj, Inc. *	110,557	21,250,161
indie Semiconductor, Inc., Class A *	782,645	4,093,233
Kulicke & Soffa Industries, Inc.	263,926	12,779,297
MACOM Technology Solutions Holdings, Inc. *	280,092	37,201,819
MaxLinear, Inc. *	367,051	5,553,482
MKS Instruments, Inc.	326,384	37,090,278
Navitas Semiconductor Corp. *(a)	613,159	1,686,187
PDF Solutions, Inc. *	151,404	4,784,366
Penguin Solutions, Inc. *	254,329	4,613,528
Photronics, Inc. *	308,225	7,677,885
Power Integrations, Inc.	275,905	18,074,537
Rambus, Inc. *	521,799	30,165,200
Rigetti Computing, Inc. *(a)	763,922	2,329,962
Semtech Corp. *	363,205	23,259,648
Silicon Laboratories, Inc. *	157,007	17,372,825
SiTime Corp. *	90,626	19,247,150
SkyWater Technology, Inc. *	106,596	846,372
SolarEdge Technologies, Inc. *	278,561	4,401,264
Synaptics, Inc. *	190,912	15,318,779
Ultra Clean Holdings, Inc. *	218,724	8,405,563
Veeco Instruments, Inc. *	275,621	7,681,557
Wolfspeed, Inc. *	611,746	5,860,527
		461,170,213

Software & Services 7.8%
8x8, Inc. *	624,060	1,934,586
A10 Networks, Inc.	357,833	6,101,053
ACI Worldwide, Inc. *	507,480	28,835,014
Adeia, Inc.	531,188	6,437,999
Agilysys, Inc. *	108,025	14,507,758
Alarm.com Holdings, Inc. *	238,800	15,555,432
Alkami Technology, Inc. *	317,778	12,542,698
Altair Engineering, Inc., Class A *	288,305	30,447,891
Amplitude, Inc., Class A *	394,583	4,079,988
Appfolio, Inc., Class A *	111,526	28,299,722
Appian Corp., Class A *	200,391	7,584,799

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Applied Digital Corp. *	499,894	5,048,929
Asana, Inc., Class A *	411,231	6,295,947
ASGN, Inc. *	216,704	19,839,251
Aurora Innovation, Inc. *	4,787,419	30,974,601
AvePoint, Inc. *	499,797	8,821,417
BigCommerce Holdings, Inc. *	313,654	2,311,630
Bill Holdings, Inc. *	473,761	42,742,717
Blackbaud, Inc. *	193,405	16,234,416
BlackLine, Inc. *	250,044	15,505,228
Blend Labs, Inc., Class A *	922,867	4,715,850
Box, Inc., Class A *	706,203	24,780,663
Braze, Inc., Class A *	293,951	11,675,734
C3.ai, Inc., Class A *(a)	534,566	19,875,164
CCC Intelligent Solutions Holdings, Inc. *	2,026,678	25,536,143
Cipher Mining, Inc. *	1,026,123	6,875,024
Cleanspark, Inc. *	1,212,501	17,399,389
Clear Secure, Inc., Class A	446,856	11,564,633
Clearwater Analytics Holdings, Inc., Class A *	897,543	27,859,735
CommVault Systems, Inc. *	212,114	36,396,641
Confluent, Inc., Class A *	1,211,852	37,373,516
Consensus Cloud Solutions, Inc. *	84,531	2,109,048
Core Scientific, Inc. *	1,249,791	22,346,263
Couchbase, Inc. *	193,192	3,962,368
CS Disco, Inc. *	120,471	713,188
Daily Journal Corp. *	4,534	2,559,488
Digimarc Corp. *(a)	71,949	2,438,352
Digital Turbine, Inc. *	456,091	656,771
DigitalOcean Holdings, Inc. *	306,463	11,670,111
Dolby Laboratories, Inc., Class A	289,786	22,696,040
Domo, Inc., Class B *	152,238	1,424,948
DoubleVerify Holdings, Inc. *	684,545	13,916,800
Dropbox, Inc., Class A *	1,149,513	31,795,530
DXC Technology Co. *	874,612	19,678,770
E2open Parent Holdings, Inc. *	1,006,749	3,060,517
Enfusion, Inc., Class A *	206,352	2,051,139
EverCommerce, Inc. *	88,701	1,077,717
Expensify, Inc., Class A *	253,074	825,021
Fastly, Inc., Class A *	613,773	5,204,795
Five9, Inc. *	361,759	14,933,412
Freshworks, Inc., Class A *	877,069	14,024,333
Gitlab, Inc., Class A *	559,143	35,645,366
Grid Dynamics Holdings, Inc. *	273,159	4,998,810
Hackett Group, Inc.	121,118	3,795,838
HashiCorp, Inc., Class A *	738,142	24,816,334
Hut 8 Corp. *	389,936	10,926,007
iLearningEngines Holdings, Inc. *(a)	143,830	198,485
Informatica, Inc., Class A *	401,311	10,642,768
Intapp, Inc. *	238,657	14,927,995
InterDigital, Inc.	122,571	24,019,013
Jamf Holding Corp. *	300,820	4,391,972
Kaltura, Inc. *	378,794	840,923
Klaviyo, Inc., Class A *	351,692	13,061,841
Kyndryl Holdings, Inc. *	1,120,939	38,907,793
LivePerson, Inc. *(a)	368,900	358,017
LiveRamp Holdings, Inc. *	324,029	9,837,520
MARA Holdings, Inc. *	1,427,727	39,148,274
Matterport, Inc. *	1,384,328	6,589,401
Meridianlink, Inc. *	127,355	2,973,739
N-able, Inc. *	339,251	3,541,780
nCino, Inc. *	445,663	18,713,389
NCR Voyix Corp. *	704,586	10,223,543
NextNav, Inc. *	315,522	5,486,928
Olo, Inc., Class A *	532,413	3,881,291
ON24, Inc. *	177,683	1,174,485
OneSpan, Inc. *	170,900	3,096,708
Onestream, Inc. *	209,085	6,249,551
PagerDuty, Inc. *	465,139	9,879,552
SECURITY	NUMBER OF SHARES	VALUE ($)
Pegasystems, Inc.	215,031	20,421,494
Progress Software Corp.	208,065	14,233,727
PROS Holdings, Inc. *	208,539	4,831,849
Q2 Holdings, Inc. *	292,412	30,627,233
Qualys, Inc. *	178,530	27,422,208
QXO, Inc.	1,191,119	19,820,220
Rackspace Technology, Inc. *	367,945	986,093
Rapid7, Inc. *	304,080	12,953,808
RingCentral, Inc., Class A *	397,017	14,939,750
Riot Platforms, Inc. *	1,294,028	16,369,454
Rubrik, Inc., Class A *	269,363	13,689,028
Samsara, Inc., Class A *	992,524	53,090,109
SEMrush Holdings, Inc., Class A *	160,775	2,186,540
SentinelOne, Inc., Class A *	1,390,816	38,873,307
Silvaco Group, Inc. *	30,244	249,513
Smartsheet, Inc., Class A *	670,740	37,527,903
SolarWinds Corp.	262,306	3,501,785
SoundHound AI, Inc., Class A *(a)	1,583,511	14,742,487
Sprinklr, Inc., Class A *	579,308	4,773,498
Sprout Social, Inc., Class A *	245,861	7,872,469
SPS Commerce, Inc. *	179,924	34,737,927
Telos Corp. *	258,897	880,250
Tenable Holdings, Inc. *	578,109	24,269,016
Teradata Corp. *	465,508	14,384,197
Terawulf, Inc. *	1,486,828	11,731,073
Tucows, Inc., Class A *	45,909	812,130
Unisys Corp. *	336,253	2,683,299
Varonis Systems, Inc. *	544,037	27,180,089
Verint Systems, Inc. *	299,570	7,549,164
Vertex, Inc., Class A *	250,730	13,602,103
Weave Communications, Inc. *	189,526	2,590,820
Workiva, Inc. *	249,515	24,265,334
Xperi, Inc. *	223,618	2,117,662
Yext, Inc. *	516,170	4,263,564
Zeta Global Holdings Corp., Class A *	976,234	20,793,784
Zuora, Inc., Class A *	682,412	6,776,351
		1,551,374,740

Technology Hardware & Equipment 3.3%
908 Devices, Inc. *	124,486	341,092
ADTRAN Holdings, Inc. *	340,327	2,892,779
Advanced Energy Industries, Inc.	182,865	21,036,790
Aeva Technologies, Inc. *	159,311	732,831
Arlo Technologies, Inc. *	480,989	5,396,696
Avnet, Inc.	426,359	23,326,101
Badger Meter, Inc.	142,445	30,884,925
Bel Fuse, Inc., Class B	60,107	4,819,379
Belden, Inc.	197,892	24,221,981
Benchmark Electronics, Inc.	175,602	8,514,941
Calix, Inc. *	283,993	9,238,292
Clearfield, Inc. *	56,661	1,733,827
CommScope Holding Co., Inc. *	1,051,249	5,014,458
Corsair Gaming, Inc. *	218,377	1,605,071
Crane NXT Co.	237,888	14,910,820
CTS Corp.	147,649	8,107,406
Daktronics, Inc. *	188,706	2,906,072
Diebold Nixdorf, Inc. *	182,641	8,441,667
Digi International, Inc. *	178,023	5,913,924
ePlus, Inc. *	128,501	10,390,591
Evolv Technologies Holdings, Inc. *	520,498	2,108,017
Extreme Networks, Inc. *	632,830	10,504,978
Fabrinet *	175,342	41,131,726
FARO Technologies, Inc. *	93,799	2,462,224
Harmonic, Inc. *	567,606	7,276,709
Infinera Corp. *(a)	1,011,584	6,686,570
Insight Enterprises, Inc. *	135,595	21,213,838
IonQ, Inc. *(a)	943,366	34,432,859
IPG Photonics Corp. *	132,944	10,374,950

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Itron, Inc. *	217,938	25,832,191
Kimball Electronics, Inc. *	119,647	2,346,278
Knowles Corp. *	429,369	8,355,521
Lightwave Logic, Inc. *(a)	585,272	1,679,731
Littelfuse, Inc.	120,356	29,688,214
Lumentum Holdings, Inc. *	329,505	28,657,050
Methode Electronics, Inc.	169,505	1,850,995
MicroVision, Inc. *(a)	1,041,710	937,539
Mirion Technologies, Inc. *	906,161	15,286,936
Napco Security Technologies, Inc.	179,508	7,042,099
NETGEAR, Inc. *	138,027	3,395,464
NetScout Systems, Inc. *	347,220	7,597,174
nLight, Inc. *	230,221	2,500,200
Novanta, Inc. *	173,837	29,027,302
OSI Systems, Inc. *	76,855	13,634,077
Ouster, Inc. *	204,985	2,025,252
PAR Technology Corp. *	176,061	14,285,589
PC Connection, Inc.	60,464	4,388,477
Plexus Corp. *	131,732	21,656,741
Ribbon Communications, Inc. *	448,803	1,754,820
Rogers Corp. *	82,186	8,512,826
Sanmina Corp. *	265,543	21,086,770
ScanSource, Inc. *	111,176	5,604,382
SmartRent, Inc. *	857,310	1,517,439
TTM Technologies, Inc. *	495,198	12,072,927
Viasat, Inc. *	405,183	3,780,357
Viavi Solutions, Inc. *	1,076,590	10,701,305
Vishay Intertechnology, Inc.	550,690	10,518,179
Vontier Corp.	744,802	29,240,926
Xerox Holdings Corp.	566,332	5,176,274
		656,774,549

Telecommunication Services 0.9%
Anterix, Inc. *	89,473	3,104,713
AST SpaceMobile, Inc., Class A *(a)	675,707	16,088,584
ATN International, Inc.	48,519	959,706
Bandwidth, Inc., Class A *	124,840	2,625,385
Cogent Communications Holdings, Inc.	204,043	16,770,294
Consolidated Communications Holdings, Inc. *	360,656	1,684,263
Frontier Communications Parent, Inc. *	1,072,652	37,339,016
Globalstar, Inc. *	3,701,943	7,218,789
Gogo, Inc. *	287,222	2,306,393
IDT Corp., Class B	100,650	5,197,566
Iridium Communications, Inc.	573,615	17,047,838
Liberty Latin America Ltd., Class C *	778,904	5,382,227
Lumen Technologies, Inc. *	4,934,931	36,222,393
Shenandoah Telecommunications Co.	220,108	2,934,040
Telephone & Data Systems, Inc.	473,108	16,170,831
U.S. Cellular Corp. *	68,815	4,367,000
		175,419,038

Transportation 2.0%
Air Transport Services Group, Inc. *	245,908	5,400,140
Alaska Air Group, Inc. *	612,444	32,214,554
Allegiant Travel Co.	70,765	5,791,408
ArcBest Corp.	114,652	13,217,083
Avis Budget Group, Inc.	83,040	9,057,173
Covenant Logistics Group, Inc., Class A	38,428	2,231,898
Forward Air Corp. *	92,033	3,376,691
Frontier Group Holdings, Inc. *	386,766	2,254,846
FTAI Infrastructure, Inc.	509,332	4,405,722
SECURITY	NUMBER OF SHARES	VALUE ($)
Genco Shipping & Trading Ltd.	209,284	3,321,337
GXO Logistics, Inc. *	580,024	35,282,860
Heartland Express, Inc.	207,000	2,643,390
Hertz Global Holdings, Inc. *(a)	585,976	2,883,002
Hub Group, Inc., Class A	298,625	15,420,995
JetBlue Airways Corp. *	1,448,869	8,649,748
Joby Aviation, Inc. *(a)	2,302,892	20,610,883
Kirby Corp. *	280,548	35,492,127
Landstar System, Inc.	172,071	31,991,440
Lyft, Inc., Class A *	1,751,671	30,409,009
Marten Transport Ltd.	282,209	4,904,792
Matson, Inc.	162,859	24,946,742
Proficient Auto Logistics, Inc. *(a)	77,191	804,330
RXO, Inc. *	667,421	20,122,743
Ryder System, Inc.	209,587	35,386,669
Schneider National, Inc., Class B	229,041	7,698,068
SkyWest, Inc. *	194,854	22,357,548
Sun Country Airlines Holdings, Inc. *	188,927	2,718,659
Universal Logistics Holdings, Inc.	34,097	1,776,795
Werner Enterprises, Inc.	300,143	12,269,846
Wheels Up Experience, Inc. *(a)	430,224	1,075,560
		398,716,058

Utilities 2.7%
ALLETE, Inc.	280,855	18,221,872
Altus Power, Inc. *	276,911	1,196,256
American States Water Co.	181,161	15,454,845
Avista Corp.	381,087	14,744,256
Black Hills Corp.	338,686	21,699,612
California Water Service Group	284,590	14,568,162
Chesapeake Utilities Corp.	108,791	14,333,214
Clearway Energy, Inc., Class C	560,354	16,524,839
Hawaiian Electric Industries, Inc. *	796,337	8,273,941
IDACORP, Inc.	258,302	30,601,038
MDU Resources Group, Inc.	987,940	19,798,318
MGE Energy, Inc.	175,026	18,251,711
Middlesex Water Co.	86,456	5,657,248
Montauk Renewables, Inc. *	308,770	1,364,763
National Fuel Gas Co.	443,180	28,350,225
New Jersey Resources Corp.	481,536	24,837,627
Northwest Natural Holding Co.	188,111	8,243,024
Northwestern Energy Group, Inc.	297,744	16,447,379
Oklo, Inc. *(a)	349,533	8,228,007
ONE Gas, Inc.	275,165	21,454,615
Ormat Technologies, Inc.	261,082	21,309,513
Otter Tail Corp.	202,474	16,327,503
Portland General Electric Co.	499,156	23,919,555
SJW Group	144,642	8,059,452
Southwest Gas Holdings, Inc.	291,745	22,802,789
Spire, Inc.	279,530	20,458,801
Sunnova Energy International, Inc. *(a)	528,490	2,927,835
Talen Energy Corp. *	247,194	53,000,866
TXNM Energy, Inc.	439,681	21,566,353
UGI Corp.	1,039,407	31,566,791
Unitil Corp.	77,776	4,668,115
York Water Co.	69,077	2,475,720
		537,334,245
Total Common Stocks (Cost $15,542,142,107)		19,796,073,620

Schwab U.S. Small-Cap ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.6% OF NET ASSETS

Money Market Funds 1.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (c)	25,707,120	25,707,120
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (c)(d)	288,515,424	288,515,424
		314,222,544
Total Short-Term Investments (Cost $314,222,544)		314,222,544
Total Investments in Securities (Cost $15,856,364,651)		20,110,296,164

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 12/20/24	503	61,481,690	1,499,747

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $278,559,536.
(b)	Fair valued using significant unobservable inputs (see notes to portfolio holdings for additional information).
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended November 30, 2024. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at August 31, 2024, and/or Value at November 30, 2024, columns means either the issuer was not held or not held as an affiliate at the beginning of period and is no longer held at period end or the issuer is held at period end but is no longer an affiliate.
SECURITY	VALUE AT 8/31/24	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 11/30/24	BALANCE OF SHARES HELD AT 11/30/24	DIVIDENDS RECEIVED
COMMON STOCKS 0.0% OF NET ASSETS

Consumer Durables & Apparel 0.0%
Tupperware Brands Corp.	$257,710	$5,053	($12,934 )	($2,469,867 )	$2,220,038	$—	—	$—

Equity Real Estate Investment Trusts (REITs) 0.0%
Diversified Healthcare Trust	3,540,938	275,352	(183,838)	(175,755)	(746,496)	—	1,042,385	10,400

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Emergent BioSolutions, Inc.	2,096,513	137,525	(118,393)	(867,481)	1,322,650	—	254,033	—
Total	$5,895,161	$417,930	($315,165 )	($3,513,103 )	$2,796,192	$—		$10,400

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks [1]	$16,026,946,179	$—	$—	$16,026,946,179
Equity Real Estate Investment Trusts (REITs)	1,086,065,390	—	41,796	1,086,107,186
Health Care Equipment & Services	1,063,070,161	—	0 *	1,063,070,161
Pharmaceuticals, Biotechnology & Life Sciences	1,619,814,806	—	135,288	1,619,950,094
Short-Term Investments [1]	314,222,544	—	—	314,222,544
Futures Contracts [2]	1,499,747	—	—	1,499,747
Total	$20,111,618,827	$—	$177,084	$20,111,795,911

*	Level 3 amount shown includes securities determined to have no value at November 30, 2024.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Strategic Trust
Schwab U.S. Dividend Equity ETF

Portfolio Holdings as of November 30, 2024 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.7% OF NET ASSETS

Automobiles & Components 1.6%
Ford Motor Co.	99,748,867	1,110,204,890

Banks 11.7%
1st Source Corp.	432,060	28,036,373
Bank of Hawaii Corp.	1,009,757	79,750,608
Bank OZK	2,680,783	133,958,727
Banner Corp.	878,301	65,512,472
Cathay General Bancorp	1,854,576	96,456,498
Central Pacific Financial Corp.	692,512	22,104,983
City Holding Co.	374,751	49,212,301
Columbia Banking System, Inc.	5,320,476	164,987,961
Comerica, Inc.	3,371,857	243,616,668
CVB Financial Corp.	3,369,859	78,922,098
East West Bancorp, Inc.	3,539,445	388,206,328
Fifth Third Bancorp	17,399,682	836,228,717
First Bancshares, Inc.	694,340	25,787,788
First Commonwealth Financial Corp.	2,595,990	48,882,492
German American Bancorp, Inc.	753,250	33,881,185
Heartland Financial USA, Inc.	989,004	66,827,000
Heritage Financial Corp.	876,892	23,193,793
Huntington Bancshares, Inc.	36,863,959	663,919,902
International Bancshares Corp.	1,360,955	99,526,639
KeyCorp	23,983,051	467,189,833
Lakeland Financial Corp.	648,505	47,639,177
M&T Bank Corp.	4,244,154	933,671,438
Northwest Bancshares, Inc.	3,240,261	47,567,031
OFG Bancorp	1,194,451	54,251,964
Preferred Bank	312,541	29,481,993
Premier Financial Corp.	909,835	25,211,528
Regions Financial Corp.	23,295,425	635,033,286
S&T Bancorp, Inc.	973,913	41,673,737
Synovus Financial Corp.	3,724,114	212,535,186
U.S. Bancorp	39,692,614	2,115,219,400
Zions Bancorp NA	3,755,061	227,256,292
		7,985,743,398

Capital Goods 6.8%
Fastenal Co.	14,563,590	1,216,933,580
Lockheed Martin Corp.	4,451,462	2,356,648,497
MSC Industrial Direct Co., Inc., Class A	1,160,058	99,625,781
Snap-on, Inc.	1,340,985	495,748,745
Watsco, Inc.	814,231	449,129,820
		4,618,086,423

Commercial & Professional Services 2.2%
Insperity, Inc.	908,812	71,659,826
Kforce, Inc.	446,601	26,791,594
Paychex, Inc.	8,149,009	1,191,955,546
Robert Half, Inc.	2,628,550	196,116,116
		1,486,523,082

SECURITY	NUMBER OF SHARES	VALUE ($)
Consumer Discretionary Distribution & Retail 5.6%
Best Buy Co., Inc.	4,898,188	440,836,920
Buckle, Inc.	754,373	39,295,289
Dick's Sporting Goods, Inc.	1,480,328	306,783,175
Guess?, Inc.	687,332	11,313,485
Home Depot, Inc.	7,016,255	3,010,885,508
		3,809,114,377

Consumer Durables & Apparel 1.0%
Carter's, Inc.	925,642	50,512,284
Ethan Allen Interiors, Inc.	577,024	17,731,948
Leggett & Platt, Inc.	3,414,522	42,988,832
Oxford Industries, Inc.	375,638	31,241,812
Tapestry, Inc.	5,846,775	364,137,147
Whirlpool Corp.	1,391,217	155,009,398
		661,621,421

Consumer Services 1.5%
Cracker Barrel Old Country Store, Inc.	567,193	31,513,243
Darden Restaurants, Inc.	3,036,055	535,165,415
H&R Block, Inc.	3,548,145	210,334,035
Vail Resorts, Inc.	965,034	172,972,694
Wendy's Co.	4,217,624	77,435,577
		1,027,420,964

Energy 12.6%
APA Corp.	9,158,720	207,445,008
Chevron Corp.	18,009,553	2,916,286,917
Coterra Energy, Inc.	18,930,686	505,827,930
EOG Resources, Inc.	14,618,618	1,948,077,035
HF Sinclair Corp.	3,814,479	156,126,625
ONEOK, Inc.	14,845,926	1,686,497,194
Valero Energy Corp.	8,317,635	1,156,816,676
		8,577,077,385

Financial Services 6.2%
Artisan Partners Asset Management, Inc., Class A	1,780,672	86,878,987
Blackrock, Inc.	2,886,220	2,952,025,816
Cohen & Steers, Inc.	668,841	70,000,899
Janus Henderson Group PLC	3,262,606	147,730,800
Radian Group, Inc.	3,826,442	136,948,359
T. Rowe Price Group, Inc.	5,679,969	703,407,361
Virtus Investment Partners, Inc.	170,942	42,217,546
Western Union Co.	8,611,145	94,808,706
		4,234,018,474

Food, Beverage & Tobacco 11.5%
Altria Group, Inc.	43,690,388	2,522,683,003
Coca-Cola Co.	35,262,075	2,259,593,766
Hershey Co.	3,754,825	661,337,327
PepsiCo, Inc.	14,332,375	2,342,626,694
		7,786,240,790

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

SECURITY	NUMBER OF SHARES	VALUE ($)
Household & Personal Products 1.8%
Kimberly-Clark Corp.	8,564,688	1,193,489,273

Insurance 2.1%
AMERISAFE, Inc.	488,024	28,803,176
Cincinnati Financial Corp.	3,982,283	636,488,292
Fidelity National Financial, Inc.	6,603,265	418,580,968
Unum Group	4,530,012	348,357,923
		1,432,230,359

Materials 2.9%
Amcor PLC	36,770,819	391,241,514
CF Industries Holdings, Inc.	4,649,396	416,864,845
Huntsman Corp.	4,089,970	80,081,613
LyondellBasell Industries NV, Class A	6,543,303	545,318,872
Packaging Corp. of America	2,267,508	564,269,366
		1,997,776,210

Media & Entertainment 0.6%
Interpublic Group of Cos., Inc.	9,596,069	295,654,886
Nexstar Media Group, Inc.	792,474	135,188,140
		430,843,026

Pharmaceuticals, Biotechnology & Life Sciences 14.7%
AbbVie, Inc.	12,987,239	2,375,755,630
Amgen, Inc.	7,738,363	2,188,950,742
Bristol-Myers Squibb Co.	51,213,314	3,032,852,455
Pfizer, Inc.	90,123,906	2,362,147,576
		9,959,706,403

Semiconductors & Semiconductor Equipment 4.2%
Skyworks Solutions, Inc.	4,082,225	357,562,088
Texas Instruments, Inc.	12,542,226	2,521,363,693
		2,878,925,781

Technology Hardware & Equipment 4.5%
Cisco Systems, Inc.	51,481,237	3,048,204,043

Telecommunication Services 4.0%
Verizon Communications, Inc.	61,683,163	2,735,031,447

SECURITY	NUMBER OF SHARES	VALUE ($)
Transportation 4.2%
CH Robinson Worldwide, Inc.	2,979,403	314,565,369
United Parcel Service, Inc., Class B	18,553,338	2,518,059,033
		2,832,624,402

Utilities 0.0%
Clearway Energy, Inc., Class A	885,200	24,617,412
Total Common Stocks (Cost $58,346,200,441)		67,829,499,560

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.59% (a)	53,965,177	53,965,177
Total Short-Term Investments (Cost $53,965,177)		53,965,177
Total Investments in Securities (Cost $58,400,165,618)		67,883,464,737

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones Industrial Average Index, e-mini, expires 12/20/24	730	164,450,750	4,715,893
S&P 400 Mid-Cap Index, e-mini, expires 12/20/24	118	39,858,040	1,283,851
			5,999,744

(a)	The rate shown is the annualized 7-day yield.

Schwab U.S. Dividend Equity ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of November 30, 2024 (see notes to portfolio holdings for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$67,829,499,560	$—	$—	$67,829,499,560
Short-Term Investments[1]	53,965,177	—	—	53,965,177
Futures Contracts[2]	5,999,744	—	—	5,999,744
Total	$67,889,464,481	$—	$—	$67,889,464,481

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the funds’ portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.

Schwab U.S. Equity ETFs
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of November 30, 2024, are disclosed in each fund’s Portfolio Holdings.
REG89948NOV24